SEC. File Nos. 02-86838
811-03857

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 51
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 51
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2010, pursuant to paragraph (b) of rule 485.

..

<PLAINTEXT>

[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

 Global Discovery Fund                  Growth-Income Fund
 Global Growth Fund                     International Growth and Income
                                        Fund/SM/
 Global Small Capitalization Fund       Asset Allocation Fund
 Growth Fund                            Bond Fund
 International Fund                     Global Bond Fund
 New World Fund(R)                      High-Income Bond Fund
 Blue Chip Income and Growth Fund       U.S. Government/AAA-Rated Securities
                                        Fund
 Global Growth and Income Fund          Cash Management Fund

PROSPECTUS

Class 1 shares

May 1, 2010

                    Summaries
                1   Global Discovery Fund
                4   Global Growth Fund
                7   Global Small Capitalization Fund
               10   Growth Fund
               13   International Fund
               16   New World Fund
               20   Blue Chip Income and Growth Fund
               23   Global Growth and Income Fund
               26   Growth-Income Fund
               29   International Growth and Income Fund
               32   Asset Allocation Fund
               35   Bond Fund
               38   Global Bond Fund
               42   High-Income Bond Fund
               45   U.S. Government/AAA-Rated Securities Fund
               48   Cash Management Fund
               50   Investment objectives, strategies and risks
               65   Management and organization
               69   Purchases and redemptions of shares
               70   Plans of distribution
               71   Distributions and taxes
               72   Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


GLOBAL DISCOVERY FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.58%
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.61

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $62    $195    $340     $762

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund's investment adviser determines that the company could participate and thrive in the new economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

CONCENTRATION RISKS -- The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Multi-Cap Growth Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund and the Global
Service and Information Index reflects the market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2002       2003       2004       2005      2006      2007      2008     2009
-------     ------     ------     ------    ------    ------   -------    ----
-21.41%     37.41%     10.72%     11.07%    17.66%    17.55%   -45.02%   51.49%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.89% (quarter ended June 30, 2009)
LOWEST   -24.97% (quarter ended December 31, 2008)

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


For periods ended December 31, 2009:

                                                                                       LIFETIME
                                                                                      (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                           1 YEAR 5 YEARS INCEPTION)
------------------------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                                        51.49%  5.05%     4.29%
S&P 500 (reflects no deduction for fees, expenses or taxes)            26.47   0.42      0.87
Lipper Multi-Cap Growth Funds Index (reflects no deduction for fees
 or taxes)                                                             39.17   1.49      0.28
Global Service and Information Index (reflects no deduction for fees,
 expenses or taxes)                                                    30.13   0.15      0.77

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

   GORDON CRAWFORD                      5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   MARK E. DENNING                      5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   CLAUDIA P. HUNTINGTON                9 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.54%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.56

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $57    $179    $313     $701

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

   2000    2001    2002   2003   2004   2005   2006   2007    2008    2009
 ------- ------- ------- ------ ------ ------ ------ ------ -------   ----
 -18.71% -13.99% -14.46% 35.63% 13.80% 14.37% 20.73% 15.16% -38.23%  42.58%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.27% (quarter ended June 30, 2009)
LOWEST   -20.39% (quarter ended September 30, 2001)

For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 4/30/97)            42.58%  6.97%    2.60%     9.28%
MSCI World Index (reflects no deduction
 for fees, expenses or taxes)               30.79   2.57     0.23      4.72
Lipper Global Funds Index (reflects no
 deduction for fees or taxes)               31.06   3.20     1.03      5.11

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

    ROBERT W. LOVELACE                 13 years              Senior Vice President - Capital World Investors
    Vice President
-------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON                   8 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
    PAUL A. WHITE                      5 years               Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.72%
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.76

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $78    $243    $422     $942

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The fund may also invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                                ---


MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

SMALL CAPITALIZATION RISKS -- Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The fund has selected the MSCI All Country World Small Cap Index to replace the S&P
Global (less than)$3 Billion Index as its broad-based securities market index.
The fund's investment adviser believes that the MSCI All Country World Small
Cap Index better reflects the market sectors and securities in which the fund primarily invests than the S&P Global (less than)$3 Billion Index. The Lipper
Global Small-Cap Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

  2000    2001    2002   2003   2004    2005    2006   2007    2008    2009
------- ------- ------- ------ ------  ------  ------ ------ -------  ------
-16.33% -12.63% -18.83% 53.92% 21.13%  25.66%  24.35% 21.73% -53.39%  61.63%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   29.27% (quarter ended June 30, 2009)
LOWEST   -31.20% (quarter ended December 31, 2008)

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


For periods ended December 31, 2009:

                                                                              LIFETIME
                                                                             (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                         1 YEAR 5 YEARS 10 YEARS INCEPTION)
---------------------------------------------------------------------------------------

Fund (inception date -- 4/30/98)                     61.63%  7.46%    4.72%    10.24%
MSCI All Country World Small Cap Index
 (reflects no deduction for fees, expenses or
 taxes)                                              51.30   5.24     6.10      6.55
S&P Global (less than)$3 Billion Index (reflects no
 deduction for fees, expenses or taxes)              50.67   5.43     7.36      7.06
Lipper Global Small-Cap Funds Average
 (reflects no deduction for fees or taxes)           46.05   3.30     2.66      6.01

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

      GORDON CRAWFORD                  12 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      MARK E. DENNING                  12 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      J. BLAIR FRANK                   7 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      HAROLD H. LA                     2 years               Senior Vice President - Capital Research Global Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                ---


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.33%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.35

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $36    $113    $197     $443

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Capital Appreciation Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

 2000     2001    2002    2003    2004   2005   2006    2007    2008     2009
 ----     ----    ----    ----    ----   ----   ----    ----    ----    -----
 4.72%  -17.93%  -24.27% 37.15%  12.75% 16.50% 10.48%  12.64%  -43.83%  39.74%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.85% (quarter ended December 31, 2001)
LOWEST   -27.12% (quarter ended September 30, 2001)

For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 2/8/84)             39.74%  2.62%    1.37%    12.41%
S&P 500 (reflects no deduction for fees,
 expenses or taxes)                         26.47   0.42    -0.95     10.63
Lipper Capital Appreciation Funds Index
 (reflects no deduction for fees or taxes)  37.36   3.05    -0.57      9.12
Lipper Growth Funds Index (reflects no
 deduction for fees or taxes)               35.91   0.02    -2.49      8.69

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM                7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      4 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    3 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                      7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.50%
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.54

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $55    $173    $302     $677

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

 2000    2001     2002    2003   2004   2005    2006    2007    2008   2009
 -----   -----    -----   -----  -----  -----   -----  ------  ------ -------
-21.85% -19.73%  -14.58% 35.12%  19.66% 21.75%  19.33% 20.30%  -42.01% 43.50%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.52% (quarter ended June 30, 2009)
LOWEST   -20.81% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

                                                                        LIFETIME
                                                                       (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                   1 YEAR 5 YEARS 10 YEARS INCEPTION)
---------------------------------------------------------------------------------

Fund (inception date -- 5/1/90)                43.50%  7.78%    2.34%     9.20%
MSCI All Country World ex USA Index (reflects
 no deduction for fees, expenses or taxes)     42.14   6.30     3.12      6.47
Lipper International Funds Index (reflects no
 deduction for fees or taxes)                  35.30   4.88     1.95      6.70

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              4 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        3 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                4 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


NEW WORLD FUND

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.77%
Other expenses.........................................................  0.05
Total annual fund operating expenses...................................  0.82

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $84    $262    $455    $1,014

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation.
The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

SMALL CAPITALIZATION RISKS -- Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The MSCI
Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

  2000     2001    2002    2003    2004   2005    2006   2007    2008    2009
  ----     ----    ----    ----    ----   ----    ----   ----    ----  ------
 -12.43%  -3.99%  -5.45%  39.56%  19.07% 21.10%  32.88% 32.53% -42.20% 49.95%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.00% (quarter ended June 30, 2009)
LOWEST   -22.22% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 6/17/99)            49.95%  13.07%   9.34%    10.60%
MSCI All Country World Index (reflects no
 deduction for fees, expenses or taxes)     35.41    3.64    0.89      2.23
MSCI Emerging Markets Index (reflects no
 deduction for fees, expenses or taxes)     79.02   15.88   10.11     11.39

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

    CARL M. KAWAJA                     11 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    ROBERT W. LOVELACE                 11 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    DAVID C. BARCLAY                   11 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


BLUE CHIP INCOME AND GROWTH FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.43%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.44

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $45    $141    $246     $555

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P
500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.
The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the
United States may also be subject to many of these risks.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INCOME STOCKS RISKS -- Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Growth & Income Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

  Calendar year total returns.

                                      [CHART]

     2002      2003     2004      2005      2006      2007      2008      2009
     ----      ----     ----      ----      ----      -----     -----    -----
    -22.93%    31.24%   9.94%     7.57%     17.73%    2.25%    -36.30%   28.18%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.18% (quarter ended June 30, 2003)
LOWEST   -21.19% (quarter ended December 31, 2008)

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                                ---


For periods ended December 31, 2009:

                                                                                       LIFETIME
                                                                                      (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                           1 YEAR 5 YEARS INCEPTION)
------------------------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                                        28.18%  1.12%     1.28%
S&P 500 (reflects no deduction for fees, expenses or taxes)            26.47   0.42      0.87
Lipper Growth & Income Funds Index (reflects no deduction for fees or
 taxes)                                                                29.10   0.75      1.76

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON                         9 years              Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD                     9 years              Senior Vice President - Capital Research Global Investors
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER               3 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
JAMES B. LOVELACE                       3 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


GLOBAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.60%
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.63

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $64    $202    $351     $786

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of well-established companies located around the world, many of which the investment adviser believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including in issuers in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

                                                                             ---
GLOBAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


MARKET RISKS -- The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INCOME STOCKS RISKS -- Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The fund has selected the MSCI World Index to replace the MSCI All Country World Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI All Country World
Index. The Lipper Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

                                 2007    2008      2009
                                 ----    -----   ------
                                13.04%  -41.06%  40.11%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   19.43% (quarter ended September 30, 2009)
LOWEST   -20.37% (quarter ended December 31, 2008)

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


For periods ended December 31, 2009:

                                                                                          LIFETIME
                                                                                         (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                                      1 YEAR INCEPTION)
---------------------------------------------------------------------------------------------------

Fund (inception date -- 5/1/06)                                                   40.11%    0.84%
MSCI World Index (reflects no deduction for fees, expenses or taxes)              30.79    -1.77
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)  35.41    -0.87
Lipper Global Funds Index (reflects no deduction for fees or taxes)               31.06    -1.34

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

     GREGG E. IRELAND                   4 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     ANDREW B. SUZMAN                   1 year               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     STEVEN T. WATSON                   4 years              Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
GLOBAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---

GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.28%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.29

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $30     $93    $163     $368

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INCOME STOCKS RISKS -- Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Growth & Income Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

 2000   2001     2002    2003    2004   2005    2006   2007    2008     2009
 ----   ----     ----    ----    ----   ----    ----   ----    ----    -----
 8.24%  2.78%   -18.15%  32.76% 10.66%  6.08%  15.51%  5.32%  -37.68%  31.54%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.97% (quarter ended June 30, 2003)
LOWEST   -21.91% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

                                                                       LIFETIME
                                                                      (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR 5 YEARS 10 YEARS INCEPTION)
--------------------------------------------------------------------------------

Fund (inception date -- 2/8/84)               31.54%  1.13     3.54%    10.94%
S&P 500 (reflects no deduction for fees,
 expenses or taxes)                           26.47   0.42    -0.95     10.63
Lipper Growth & Income Funds Index (reflects
 no deduction for fees or taxes)              29.10   0.75     1.20      9.45

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON                        26 years              Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL                       5 years               Senior Vice President - Capital Research Global Investors
President and Trustee
-----------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD                    11 years              Senior Vice President - Capital Research Global Investors
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                         4 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                  16 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                        5 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


INTERNATIONAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.69%
Other expenses.........................................................  0.05
Total annual fund operating expenses...................................  0.74

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $76    $237    $411     $918

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of larger, well-established companies domiciled outside of the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                    ---
INTERNATIONAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                                    ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of and the income generated by the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency and interest rate fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside of the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INCOME STOCKS RISKS -- Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2009
 ------
 40.38%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  22.63% (quarter ended June 30, 2009)
LOWEST   -7.33% (quarter ended March 31, 2009)

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 11/18/08)                            40.38%   46.64%
MSCI World ex USA Index (reflects no deduction for fees,
 expenses or taxes)                                          34.39    40.17
Lipper International Funds Index (reflects no deduction for
 fees or taxes)                                              35.30    43.14

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

      SUNG LEE                          2 years              Senior Vice President - Capital Research Global
      Vice President                                         Investors
--------------------------------------------------------------------------------------------------------------------
      JESPER LYCKEUS                    2 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------
      DAVID M. RILEY                    2 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                    ---
INTERNATIONAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                                    ---


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.31%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.32

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $33    $103    $180     $406

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately 70% invested in equity securities, 23% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


MARKET RISKS -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

ASSET ALLOCATION RISK -- The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The
Citigroup Broad Investment-Grade (BIG) Bond Index reflect market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

 2000    2001    2002    2003    2004    2005    2006    2007    2008    2009
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 4.62%   0.77% -12.19%  22.14%   8.50%   9.45%  14.96%   6.82% -29.30%  24.27%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.24% (quarter ended June 30, 2003)
LOWEST   -16.30% (quarter ended December 31, 2008)

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 8/1/89)             24.27%  3.38%    3.78%     7.88%
S&P 500 (reflects no deduction for fees,
 expenses or taxes)                         26.47   0.42    -0.95      8.25
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for fees, expenses
 or taxes)                                   5.93   4.97     6.33      6.98
Citigroup Broad Investment-Grade (BIG)
 Bond Index (reflects no deduction for
 fees, expenses or taxes)                    5.06   5.22     6.47      7.09

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ALAN N. BERRO                       10 years              Senior Vice President - Capital World Investors
   Senior Vice President
------------------------------------------------------------------------------------------------------------------------
   JEFFREY T. LAGER                    3 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
   JAMES R. MULALLY                    4 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   EUGENE P. STEIN                     2 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.38%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.39

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $40    $125    $219     $493

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 125% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. The fund invests at least
65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody's
Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality.
Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET RISKS -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

PREPAYMENT RISKS RELATED TO ASSET-BACKED SECURITIES -- Many types of debt securities, including mortgage-related securities, are subject to pre-payment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

SECURITIES BACKED BY THE U.S. TREASURY -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. Lipper
Corporate Debt A-Rated Bond Funds Average includes mutual funds that disclose investment objectives reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

  Calendar year total returns.

                                      [CHART]

  2000   2001   2002    2003   2004   2005   2006   2007    2008    2009
  ----   ----   ----    ----   ----   ----   ----   ----    ----    ----
  5.22%  8.48%  4.26%  13.07%  6.04%  1.77%  7.31%  3.66%  -9.16%  12.83%

The fund's highest/lowest quarterly results during this time period were:

                (quarter ended June 30,
HIGHEST   6.05% 2009)
LOWEST   -5.47% (quarter ended September 30, 2008)

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 1/2/96)             12.83%  3.02%    5.17%     5.34%
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for fees, expenses
 or taxes)                                   5.93   4.97     6.33      6.01
Lipper Corporate Debt A-Rated Bond Funds
 Average (reflects no deduction for fees
 or taxes)                                  15.18   3.52     5.48      5.21

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     DAVID C. BARCLAY                  12 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     MARK H. DALZELL                   5 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     DAVID A. HOAG                     3 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                    3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


GLOBAL BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.56%
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.59

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $60    $189    $329     $738

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market circumstances, the fund invests at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET RISKS -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

CURRENCY RISKS -- The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

NON-DIVERSIFICATION RISKS -- As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Global Income Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


Calendar year total returns

                                    [CHART]

                             2007     2008      2009
                            ------   ------   ------
                             9.54%    3.60%   10.04%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   7.22% (quarter ended September 30, 2009)
LOWEST   -4.19% (quarter ended September 30, 2008)

For periods ended December 31, 2009:

                                                                                                     LIFETIME
                                                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                                                 1 YEAR INCEPTION)
--------------------------------------------------------------------------------------------------------------

Fund (inception date -- 10/4/06)                                                             10.04%    7.92%
Barclays Capital Global Aggregate Index (reflects no deduction for fees, expenses or taxes)   6.93     7.10
Lipper Global Income Funds Average (reflects no deduction for fees or taxes)                 15.23     5.57

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     MARK H. DALZELL                    4 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                     4 years              Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                   2 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.47%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.48

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $49    $154    $269     $604

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET RISKS -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The fund has selected the Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap
to replace the Credit Suisse High Yield Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital
U.S. Corporate High Yield Index 2% Issuer Cap better reflects the market sectors and securities in which the fund primarily invests than the Credit
Suisse High Yield Index. The Citigroup Broad Investment-Grade (BIG) Bond Index
reflects the market sectors and securities in which the fund primarily invests and the Lipper High Current Yield Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

 2000    2001   2002    2003    2004    2005    2006    2007   2008    2009
------  -----  ------  ------  ------  ------  ------  -----  ------  ------
-3.06%  8.02%  -1.51%  29.79%   9.83%   2.46%  10.89%  1.62% -23.74%  39.45%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.06% (quarter ended June 30, 2009)
LOWEST   -16.06% (quarter ended December 31, 2008)

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


For periods ended December 31, 2009:

                                                                                                LIFETIME
                                                                                               (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                           1 YEAR 5 YEARS 10 YEARS INCEPTION)
---------------------------------------------------------------------------------------------------------

Fund (inception date -- 2/8/84)                                        39.45%  4.19%    6.08%     9.51%
Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap
 (reflects no deduction for fees, expenses or taxes)                   58.76   6.49     6.87       N/A
Credit Suisse High Yield Index (reflects no deduction for fees,
 expenses or taxes)                                                    54.22   5.99     7.07       N/A
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no
 deduction for fees, expenses or taxes)                                 5.06   5.22     6.47      8.35
Lipper High Current Yield Funds Index (reflects no deduction for fees
 or taxes)                                                             49.49   4.27     4.13      7.48

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ABNER D. GOLDSTINE                  12 years              Senior Vice President - Fixed Income, Capital Research and
   Senior Vice President                                     Management Company
------------------------------------------------------------------------------------------------------------------------
   DAVID C. BARCLAY                    17 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   DAVID A. DAIGLE                      1 year               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
   MARCUS B. LINDEN                    3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.39%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.41

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $42    $132    $230     $518

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                                         ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INTEREST RATE RISKS -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem,
"call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

SECURITIES BACKED BY THE U.S. TREASURY -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

PREPAYMENT RISKS RELATED TO ASSET-BACKED SECURITIES -- Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET RISKS -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
General U.S. Government Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The
Consumer Price Index provides a comparison of the fund's results to inflation.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                      [CHART]

   2000    2001    2002    2003    2004    2005    2006    2007    2008    2009
  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  11.69%   7.24%   9.45%   2.51%   3.58%   2.70%   3.95%   6.83%   7.84%   2.79%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.23% (quarter ended December 31, 2008)
LOWEST   -1.76% (quarter ended June 30, 2004)

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


For periods ended December 31, 2009:

                                                                                 LIFETIME
                                                                                (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                            1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------------------

Fund (inception date -- 12/1/85)                         2.79%  4.80%    5.82%     6.87%
Citigroup Treasury/Govt. Sponsored/Mortgage Index
 (reflects no deduction for fees, expenses or taxes)     1.63   5.35     6.35      7.57
Lipper General U.S. Government Funds Average (reflects
 no deduction for fees or taxes)                         1.25   3.82     5.28      6.30
CPI                                                      2.72   2.56     2.52      2.88

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
----------------------------------------------------------------------------------------------------------------------------

   JOHN H. SMET                        18 years              Senior Vice President - Fixed Income, Capital Research and
   Senior Vice President                                     Management Company
----------------------------------------------------------------------------------------------------------------------------
   THOMAS H. HOGH                      13 years              Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
   FERGUS N. MACDONALD             Less than 1 year          Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

   WESLEY K.-S. PHOA               Less than 1 year          Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                                         ---


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.33

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $34    $106    $185     $418

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

PRINCIPAL RISKS

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INTEREST RATE RISKS -- The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

CREDIT AND LIQUIDITY SUPPORT RISKS -- Some of the securities held by the fund may have credit and liquidity support features. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

MARKET RISKS -- Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

  2000    2001    2002    2003    2004    2005    2006    2007    2008    2009
 ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  6.04%   3.66%   1.24%   0.67%   0.96%   2.97%   4.81%   4.95%   2.15%  -0.10%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   1.57% (quarter ended December 31, 2000)
LOWEST   -0.09% (quarter ended December 31, 2009)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS     1 YEAR 5 YEARS 10 YEARS LIFETIME
-----------------------------------------------------------------
Fund (inception date -- 2/8/84)  -0.10%  2.94%    2.72%    4.62%

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                             ---


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GLOBAL DISCOVERY FUND

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

The fund is designed for investors seeking capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

NEW ECONOMY -- The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy, the fund may invest in any company, provided that the investment adviser determines that the company could participate and thrive in the new economy. As it is inherently difficult to articulate a precise formula for what constitutes the new economy at any given time, the investment adviser's definition of what constitutes the new economy may change over time.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United
States. Investments in securities issued by entities based outside the United
States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Multi-Cap Growth Funds
Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes. Global Service and Information
Index is a subset of the unmanaged MSCI World Index, which is a free float-adjusted market capitalization-weighted index that measures the returns of companies in more than 20 developed countries. This subset is 70%
U.S.-weighted and consists

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


specifically of companies in the service and information industries that together represent approximately 60% of the MSCI World Index. The index is compiled by the fund's investment adviser, Capital Research and Management
Company, is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

GLOBAL GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of more than 20 developed market country indexes, including an index for the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

SMALL CAPITALIZATION ISSUERS -- Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities
(such as preferred stocks, convertible preferred stocks and convertible bonds)
of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

INVESTING OUTSIDE THE UNITED STATES -- Under normal circumstances, the fund invests a significant portion of its assets outside the United States.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. S&P Global (less than)$3 Billion
Index has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows: S&P Global (less than)$2 Billion (May 2004 to April 2006),
S&P Developed (less than)$1.5 Billion (January 2000 to April 2004), and S&P
Developed (less than)$1.2 Billion (1990 to 1999). The S&P Global indexes include both developed and developing countries. The S&P Developed indexes
(used prior to May 2004) only include stocks in developed countries. Indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GROWTH FUND

The fund's investment objective is to provide you with growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest a portion of its assets in securities of issuers domiciled outside the United States. In addition to the risks described above, investments in securities issued by entities based outside the United States may be affected by currency controls;
different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEBT SECURITIES -- The fund may invest in debt securities, including a portion of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard & Poor's
Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."
The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Capital Appreciation
Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes. Lipper
Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in common stocks of companies located outside the
United States.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                             ---


COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper International
Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

NEW WORLD FUND

The fund's investment objective is long-term capital appreciation.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEVELOPING COUNTRIES -- The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of

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54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


initial capital, dividends, interest and/or capital gains. The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil,
Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico,
Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South
Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

SMALL CAPITALIZATION COMPANIES -- Investing in smaller companies may pose additional risks as its is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies and the prices of these stocks may be more volatile than stocks of larger, more established companies.

DEBT SECURITIES -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

HIGH YIELD BONDS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. MSCI
Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of more than 20 emerging market country indexes.
This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                             ---


BLUE CHIP INCOME AND GROWTH FUND

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least
90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds
Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

GLOBAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential for growth and/or to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions

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56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- Under normal market circumstances the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of more than 20 developed market country indexes, including an index for the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Global Funds
Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S.
securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss. Income provided by the fund may be

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                             ---


affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the
United States. Investments in securities issued by entities based outside the
United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the
United States may also be subject to many of these risks.

DEBT SECURITIES -- The fund may also invest in bonds and other debt securities.
The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds
Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

INTERNATIONAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets, excluding the United States. The index consists of more than 20 developed market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United
States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately 70% invested in equity securities, 23% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

DEBT SECURITIES -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

HIGH YIELD BONDS -- The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody's Investors Service and
BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Standard &
Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

BOND FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States.
The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

DEBT SECURITIES -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken

----
60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

HIGH YIELD BONDS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

MORTGAGE-BACKED SECURITIES -- Many types of debt securities, including mortgage-related securities, are subject to pre-payment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

SECURITIES BACKED BY THE U.S. TREASURY -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
Corporate Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as expenses and brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

GLOBAL BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEBT SECURITIES -- Under normal market circumstances, the fund invests at least
80% of its assets in bonds. This policy is subject to change only upon 60 days'
written notice to shareholders. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB-
or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser).
The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  61
                                                                             ---


The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S.
dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

HIGH YIELD BONDs -- The fund may invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

NON-DIVERSIFICATION -- The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer. As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
Global Income Funds Average is composed of funds that invest primarily in U.S.
dollar and non-U.S. dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

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62  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

HIGH YIELD BONDs -- The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds."

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.

DEBT SECURITIES -- Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.
The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Corporate High Yield Index 2%
Issuer Cap covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Credit Suisse High Yield
Index is designed to mirror the investable universe of the U.S.
dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Citigroup Broad Investment-Grade (BIG) Bond
Index is a market capitalization-weighted index that includes fixed-rate U.S.
Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer.
This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper High Current Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  63
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

MORTGAGE-BACKED SECURITIES -- The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected resulting in an extension of the term of the security backed by such mortgages.

DEBT SECURITIES -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem,
"call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

SECURITIES BACKED BY THE U.S. TREASURY -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Citigroup Treasury/Government Sponsored/Mortgage
Index is a market capitalization-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

----
64  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

MONEY MARKET INSTRUMENTS -- Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside of the United
States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States. Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of International Growth and Income Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the investment advisory and service agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  65
                                                                             ---


through one or both of these subsidiaries. Capital Research and Management
Company and the funds it advises have applied to the Securities and Exchange
Commission for an exemptive order that would give Capital Research and
Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders pre-approved this arrangement at a meeting of shareholders on November 24,
2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2010 or early
2011; however, the series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 26 years (since the    Capital Research
                            fund's inception) BLUE CHIP    Global Investors
                            INCOME AND GROWTH              Investment
                            FUND -- 9 years (since the     professional for 48
                            fund's inception)              years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
PRESIDENT AND TRUSTEE       counselor for: GROWTH-INCOME   President --
                            FUND -- 5 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 25
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: ASSET           President --
                            ALLOCATION FUND -- 10 years    Capital World
                                                           Investors
                                                           Investment
                                                           professional for 24
                                                           years in total; 19
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 12    Income, Capital
                            years                          Research and
                                                           Management Company
                                                           Investment
                                                           professional for 58
                                                           years in total; 43
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------

----
66  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                                  PRIMARY TITLE WITH
                                                                                  INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR                PORTFOLIO COUNSELOR'S ROLE                  (OR AFFILIATE)
   THE SERIES/TITLE (IF                      IN MANAGEMENT OF,                      AND INVESTMENT
       APPLICABLE)                     AND EXPERIENCE IN, THE FUND(S)                 EXPERIENCE
------------------------------------------------------------------------------------------------------

C. ROSS SAPPENFIELD         Serves as an equity portfolio                         Senior Vice
SENIOR VICE PRESIDENT       counselor for:                                        President --
                            GROWTH-INCOME FUND -- 11                              Capital Research
                            years BLUE CHIP INCOME AND                            Global Investors
                            GROWTH FUND -- 9 years (since                         Investment
                            the fund's inception)                                 professional for 18
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
JOHN H. SMET                Serves as a fixed-income                              Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for: U.S.                         President -- Fixed
                            GOVERNMENT/AAA-RATED                                  Income, Capital
                            SECURITIES FUND -- 18 years                           Research and
                                                                                  Management Company
                                                                                  Investment
                                                                                  professional for 28
                                                                                  years in total; 27
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD                             President --
                            FUND -- 11 years (since the                           Capital World
                            fund's inception)                                     Investors
                                                                                  Investment
                                                                                  professional for 22
                                                                                  years in total; 19
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:                                        President --
                            INTERNATIONAL FUND -- 4                               Capital Research
                            years INTERNATIONAL GROWTH AND INCOME FUND -- 2 years Global Investors
                            (since the fund's inception)                          Investment
                                                                                  professional for 16
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for: GLOBAL GROWTH                          President --
                            FUND -- 13 years (since the                           Capital World
                            fund's inception) NEW WORLD                           Investors
                            FUND -- 11 years (since the                           Investment
                            fund's inception)                                     professional for 25
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                            HIGH-INCOME BOND FUND -- 17                           Income, Capital
                            years NEW WORLD FUND -- 11                            Research and
                            years (since the fund's                               Management Company
                            inception) BOND FUND -- 12                            Investment
                            years                                                 professional for 29
                                                                                  years in total; 22
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DONNALISA PARKS BARNUM      Serves as an equity portfolio                         Senior Vice
                            counselor for: GROWTH                                 President --
                            FUND -- 7 years                                       Capital World
                                                                                  Investors
                                                                                  Investment
                                                                                  professional for 29
                                                                                  years in total; 24
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio                         Senior Vice
                            counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND -- 3                           Capital Research
                            years                                                 Global Investors
                                                                                  Investment
                                                                                  professional for 15
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL SMALL                           President --
                            CAPITALIZATION FUND -- 12                             Capital Research
                            years (since the fund's                               Global Investors
                            inception) GLOBAL DISCOVERY                           Investment
                            FUND -- 5 years                                       professional for 39
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
DAVID A. DAIGLE             Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President - Fixed
                             HIGH-INCOME BOND FUND -- 1                           Income, Capital
                            year (plus 9 years of prior                           Research Company
                            experience as an investment                           Investment
                            analyst for the fund)                                 professional for 16
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income                              Senior Vice
                            portfolio counselor                                   President -- Fixed
                            for: BOND FUND -- 5                                   Income, Capital
                            years GLOBAL BOND FUND -- 4                           Research and
                            years (since the fund's                               Management Company
                            inception)                                            Investment
                                                                                  professional for 32
                                                                                  years in total; 22
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL SMALL                           President --
                            CAPITALIZATION FUND --  12                            Capital Research
                            years (since the fund's                               Global Investors
                            inception) GLOBAL DISCOVERY                           Investment
                            FUND -- 5 years                                       professional for 28
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL SMALL                           President --
                            CAPITALIZATION FUND --  7                             Capital Research
                            years GROWTH-INCOME FUND -- 4                         Global Investors
                            years                                                 Investment
                                                                                  professional for 17
                                                                                  years in total; 16
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income                              Senior Vice
                            portfolio counselor for: BOND                         President -- Fixed
                            FUND -- 3 years                                       Income, Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  Investment
                                                                                  professional for 22
                                                                                  years in total; 19
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  67
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

THOMAS H. HOGH              Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BOND FUND -- 4 years    Income, Capital
                            (since the fund's              Research Company
                            inception) U.S.                Investment
                            GOVERNMENT/AAA-RATED           professional for 23
                            SECURITIES FUND --13           years in total; 20
                            years BOND FUND -- 3 years     years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- 16 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 37
                            FUND -- 9 years (since the     years in total; 35
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 4 years (since the     Investors
                            fund's inception) GROWTH       Investment
                            FUND -- 4 years                professional for 38
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH          President --
                            FUND -- 3 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 17
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio  Senior Vice
                            counselor for:  GROWTH         President --
                            FUND -- 5 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 27
                                                           years in total; 25
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 2       Capital Research
                            years (plus 4 years of prior   Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 12
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 3     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 15
                                                           years in total; 14
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 3     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 15
                                                           years in total; 14
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 3    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 28
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 3 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 15
                            AND INCOME FUND -- 2 years     years in total; 14
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Vice President,
                            portfolio counselor for:       Fixed-Income,
                            U.S. GOVERNMENT/AAA-RATED      Capital Research
                            SECURITIES FUND --Less than 1  Company
                            year                           Investment
                                                           professional for 18
                                                           years in total; 7
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH FUND -- 7 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 42
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            ASSET ALLOCATION FUND -- 4     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 2 years    Management Company
                                                           Investment
                                                           professional for 34
                                                           years in total; 30
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President,
                            U.S. GOVERNMENT/AAA-RATED      Fixed-Income,
                            SECURITIES FUND --Less than 1  Capital Research
                            year                           Company
                                                           Investment
                                                           professional for 17
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------

----
68  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

DAVID M. RILEY              Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 2 years (since  Global Investors
                            the fund's inception)          Investment
                                                           professional for 16
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 2     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 39
                                                           years in total; 38
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 1 year                 Investors
                                                           Investment
                                                           professional for 17
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL FUND -- 4 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 13
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 8 years  Capital World
                            (plus 4 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 23
                            GROWTH AND INCOME              years in total; 20
                            FUND -- 4 years (since the     years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
PAUL A. WHITE               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 5 years  Capital World
                            (plus 5 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 21
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DYLAN J. YOLLES             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH-INCOME FUND -- 5 years  Capital Research
                            (plus 5 years of prior         Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 13
                                                           years in total; 10
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  69
                                                                             ---


In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds will not calculate net asset values on days that the New York Stock Exchange is closed for trading.
Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of an investment in Class 2 and
Class 3 shares.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

----
70  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  71
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Discovery Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ 7.45      $.05           $ 3.78          $ 3.83      $(.08)       $  --        $ (.08)      $11.20     51.49%
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)        7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)       14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)       13.05     17.66
12/31/05    10.79       .14             1.05            1.19       (.11)        (.24)         (.35)       11.63     11.07
CLASS 2
12/31/09     7.43       .03             3.74            3.77       (.05)          --          (.05)       11.15     50.91
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)        7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)       14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)       13.00     17.41
12/31/05    10.76       .11             1.05            1.16       (.09)        (.24)         (.33)       11.59     10.80

Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $13.96      $.26           $ 5.67          $ 5.93      $(.28)       $  --        $ (.28)      $19.61     42.58%
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)       13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)       25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)       23.44     20.73
12/31/05    17.31       .28             2.19            2.47       (.15)          --          (.15)       19.63     14.37
CLASS 2
12/31/09    13.88       .22             5.64            5.86       (.24)          --          (.24)       19.50     42.30
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)       13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)       25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)       23.29     20.43
12/31/05    17.23       .23             2.18            2.41       (.12)          --          (.12)       19.52     14.07

Global Small Capitalization Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $11.18      $.09           $ 6.80          $ 6.89      $(.07)       $  --        $ (.07)      $18.00     61.63%
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)       11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)       27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)       24.87     24.35
12/31/05    17.14       .13             4.23            4.36       (.21)          --          (.21)       21.29     25.66
CLASS 2
12/31/09    11.03       .05             6.70            6.75       (.04)          --          (.04)       17.74     61.30
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)       11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)       26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)       24.64     24.05
12/31/05    17.02       .09             4.19            4.28       (.18)          --          (.18)       21.12     25.35

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 31        .61%       .61%        .59%
12/31/08        18        .60        .55        1.33
12/31/07        35        .60        .54        1.25
12/31/06        28        .62        .56        1.19
12/31/05        22        .61        .56        1.27
CLASS 2
12/31/09       192        .86        .86         .36
12/31/08       131        .85        .80        1.08
12/31/07       240        .85        .79         .98
12/31/06       151        .87        .81         .94
12/31/05        89        .86        .81        1.04

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $1,037        .56%       .56%       1.59%
12/31/08       675        .55        .50        2.37
12/31/07       684        .55        .50        2.06
12/31/06       278        .58        .53        1.95
12/31/05       206        .62        .57        1.56
CLASS 2
12/31/09     4,100        .82        .82        1.36
12/31/08     3,198        .80        .75        2.12
12/31/07     5,180        .80        .75        1.84
12/31/06     4,015        .83        .78        1.71
12/31/05     2,617        .87        .82        1.30

Global Small Capitalization Fund
---------------------------------------------------------------------------------
CLASS 1
12/31/09    $  604        .76%       .76%        .61%
12/31/08       306        .74        .67        1.01
12/31/07       369        .73        .66         .45
12/31/06       247        .77        .69         .82
12/31/05       231        .79        .73         .72
CLASS 2
12/31/09     2,678       1.01       1.01         .36
12/31/08     1,748        .99        .92         .70
12/31/07     3,975        .98        .91         .20
12/31/06     2,927       1.02        .94         .61
12/31/05     1,977       1.04        .97         .49

----
72  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $33.51      $.35          $ 12.94         $ 13.29      $(.35)      $   --        $ (.35)      $46.45     39.74%
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)       33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)       67.22     12.64
12/31/06    59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)       64.51     10.48
12/31/05    51.39       .46             8.00            8.46       (.49)          --          (.49)       59.36     16.50
CLASS 2
12/31/09    33.27       .25            12.84           13.09       (.26)          --          (.26)       46.10     39.41
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)       33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)       66.72     12.35
12/31/06    58.98       .54             5.43            5.97       (.49)        (.38)         (.87)       64.08     10.22
12/31/05    51.10       .34             7.92            8.26       (.38)          --          (.38)       58.98     16.19
CLASS 3
12/31/09    33.54       .28            12.95           13.23       (.28)          --          (.28)       46.49     39.51
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)       33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)       67.21     12.44
12/31/06    59.34       .59             5.46            6.05       (.51)        (.38)         (.89)       64.50     10.29
12/31/05    51.38       .37             7.98            8.35       (.39)          --          (.39)       59.34     16.28

International Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $12.22      $.24           $ 5.04          $ 5.28      $(.25)      $ (.08)       $ (.33)      $17.17     43.50%
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)       12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)       24.81     20.30
12/31/06    18.96       .41             3.21            3.62       (.38)        (.19)         (.57)       22.01     19.33
12/31/05    15.82       .32             3.11            3.43       (.29)          --          (.29)       18.96     21.75
CLASS 2
12/31/09    12.19       .21             5.01            5.22       (.22)        (.08)         (.30)       17.11     43.07
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)       12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)       24.72     20.02
12/31/06    18.92       .35             3.20            3.55       (.34)        (.19)         (.53)       21.94     18.98
12/31/05    15.79       .28             3.11            3.39       (.26)          --          (.26)       18.92     21.50
CLASS 3
12/31/09    12.23       .22             5.04            5.26       (.23)        (.08)         (.31)       17.18     43.25
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)       12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)       24.80     20.10
12/31/06    18.96       .37             3.20            3.57       (.34)        (.19)         (.53)       22.00     19.07
12/31/05    15.82       .29             3.11            3.40       (.26)          --          (.26)       18.96     21.54

New World Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $13.57      $.34          $  6.42         $  6.76      $(.29)      $   --        $ (.29)      $20.04     49.95%
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)       13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)       25.88     32.53
12/31/06    16.67       .41             4.95            5.36       (.32)        (.15)         (.47)       21.56     32.88
12/31/05    13.96       .33             2.58            2.91       (.20)          --          (.20)       16.67     21.10
CLASS 2
12/31/09    13.47       .29             6.38            6.67       (.25)          --          (.25)       19.89     49.65
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)       13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)       25.69     32.21
12/31/06    16.56       .36             4.92            5.28       (.29)        (.15)         (.44)       21.40     32.59
12/31/05    13.89       .29             2.56            2.85       (.18)          --          (.18)       16.56     20.74

Blue Chip Income and Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ 6.67      $.16           $ 1.71          $ 1.87      $(.17)       $  --         $(.17)      $ 8.37     28.18%
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)        6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)       11.53      2.25
12/31/06    10.91       .20             1.63            1.83       (.16)        (.61)         (.77)       11.97     17.73
12/31/05    10.26       .18              .59             .77       (.12)          --          (.12)       10.91      7.57
CLASS 2
12/31/09     6.62       .14             1.70            1.84       (.15)          --          (.15)        8.31     27.97
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)        6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)       11.45      2.03
12/31/06    10.83       .17             1.61            1.78       (.13)        (.61)         (.74)       11.87     17.42
12/31/05    10.20       .15              .58             .73       (.10)          --          (.10)       10.83      7.24

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $ 6,565       .35%       .35%        .91%
12/31/08      4,768       .33        .30        1.23
12/31/07      5,051       .33        .30        1.00
12/31/06      3,503       .34        .31        1.14
12/31/05      3,709       .35        .32         .87
CLASS 2
12/31/09     18,201       .60        .60         .66
12/31/08     13,383       .58        .55         .95
12/31/07     25,359       .58        .55         .74
12/31/06     23,122       .59        .56         .89
12/31/05     18,343       .60        .57         .64
CLASS 3
12/31/09        230       .53        .53         .72
12/31/08        198       .51        .48        1.02
12/31/07        425       .51        .48         .81
12/31/06        451       .52        .49         .95
12/31/05        499       .53        .50         .69

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09     $2,851       .54%       .54%       1.70%
12/31/08      1,864       .52        .48        2.42
12/31/07      1,708       .52        .47        1.82
12/31/06      1,648       .54        .49        1.99
12/31/05      1,599       .57        .52        1.92
CLASS 2
12/31/09      6,411       .79        .79        1.48
12/31/08      4,901       .77        .72        2.16
12/31/07      9,719       .77        .72        1.55
12/31/06      7,260       .79        .74        1.72
12/31/05      4,790       .82        .77        1.64
CLASS 3
12/31/09         68       .72        .72        1.54
12/31/08         57       .70        .65        2.25
12/31/07        123       .70        .65        1.64
12/31/06        120       .72        .67        1.81
12/31/05        116       .75        .70        1.74

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09     $  500       .82%       .82%       2.02%
12/31/08        253       .81        .73        2.18
12/31/07        261       .82        .74        1.92
12/31/06        126       .88        .80        2.19
12/31/05         88       .92        .85        2.22
CLASS 2
12/31/09      1,492      1.07       1.07        1.78
12/31/08      1,044      1.06        .98        1.94
12/31/07      1,875      1.07        .99        1.69
12/31/06      1,175      1.13       1.05        1.93
12/31/05        677      1.17       1.10        1.97

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------
CLASS 1
12/31/09     $  408       .44%       .44%       2.26%
12/31/08        220       .43        .39        2.48
12/31/07        143       .42        .38        1.95
12/31/06        159       .43        .39        1.75
12/31/05        135       .45        .41        1.73
CLASS 2
12/31/09      3,344       .69         69        2.06
12/31/08      2,602       .68        .64        2.10
12/31/07      4,274       .67        .63        1.70
12/31/06      3,937       .68        .64        1.50
12/31/05      3,029       .70        .66        1.48

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  73
                                                                             ---


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 6.68      $.20           $ 2.47          $ 2.67      $(.21)      $   --         $(.21)      $ 9.14     40.11%
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)        6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)       11.78     13.04
12/31/06/4/    10.00       .14              .91            1.05       (.07)          --          (.07)       10.98     10.49
CLASS 2
12/31/09        6.67       .18             2.46            2.64       (.19)          --          (.19)        9.12     39.72
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)        6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)       11.75     12.67
12/31/06/4/    10.00       .11              .92            1.03       (.06)          --          (.06)       10.97     10.30

Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $24.25      $.49          $  7.13         $  7.62      $(.50)      $   --        $ (.50)      $31.37     31.54%
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)       24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)       42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)       42.43     15.51
12/31/05       36.81       .62             1.61            2.23       (.58)        (.15)         (.73)       38.31      6.08
CLASS 2
12/31/09       24.11       .42             7.09            7.51       (.44)          --          (.44)       31.18     31.24
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)       24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)       42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)       42.19     15.20
12/31/05       36.64       .53             1.60            2.13       (.50)        (.15)         (.65)       38.12      5.83
CLASS 3
12/31/09       24.27       .45             7.12            7.57       (.45)          --          (.45)       31.39     31.30
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)       24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)       42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)       42.42     15.30
12/31/05       36.80       .56             1.61            2.17       (.51)        (.15)         (.66)       38.31      5.88

International Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $10.92      $.36            $4.04           $4.40      $(.19)      $ (.21)        $(.40)      $14.92     40.38%
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.28
CLASS 2
12/31/09       10.92       .26             4.10            4.36       (.17)        (.21)         (.38)       14.90     40.04
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.27

Asset Allocation Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $12.16      $.35           $ 2.59          $ 2.94      $(.35)      $   --        $ (.35)      $14.75     24.27%
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)       12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)       18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)       18.34     14.96
12/31/05       15.49       .41             1.05            1.46       (.39)          --          (.39)       16.56      9.45
CLASS 2
12/31/09       12.08       .32             2.56            2.88       (.31)          --          (.31)       14.65     23.98
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)       12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)       18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)       18.23     14.66
12/31/05       15.42       .37             1.04            1.41       (.36)          --          (.36)       16.47      9.14
CLASS 3
12/31/09       12.17       .33             2.57            2.90       (.32)          --          (.32)       14.75     23.95
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)       12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)       18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)       18.34     14.75
12/31/05       15.49       .38             1.05            1.43       (.36)          --          (.36)       16.56      9.26

Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 9.45      $.42           $  .80          $ 1.22      $(.34)      $   --         $(.34)      $10.33     12.83%
12/31/08       11.14       .61            (1.64)          (1.03)      (.63)        (.03)         (.66)        9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)       11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)       11.64      7.31
12/31/05       11.57       .60             (.40)            .20       (.46)          --          (.46)       11.31      1.77
CLASS 2
12/31/09        9.36       .40              .79            1.19       (.32)          --          (.32)       10.23     12.61
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)        9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)       11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)       11.53      6.99
12/31/05       11.48       .57             (.39)            .18       (.44)          --          (.44)       11.22      1.59

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/09        $  160      .63%       .63%        2.63%
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
12/31/06/4/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/09         1,951      .88        .88         2.42
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/4/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $ 8,142      .29%       .29%        1.83%
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
CLASS 2
12/31/09        16,220      .54        .54         1.60
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
CLASS 3
12/31/09           225      .47        .47         1.68
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50

International Growth and Income Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/09           $28      .74%       .74%        2.74%
12/31/08/6/         12      .09        .08          .14
CLASS 2
12/31/09            99      .99        .99         1.89
12/31/08/6/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09        $4,151      .32%       .32%        2.65%
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
CLASS 2
12/31/09         5,537      .58        .58         2.45
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
CLASS 3
12/31/09            44      .51        .51         2.53
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09        $3,775      .39%       .39%        4.19%
12/31/08         2,090      .40        .36         5.84
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
CLASS 2
12/31/09         4,635      .64        .64         4.00
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06

----
74  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $10.68      $.45            $ .62           $1.07       $(.18)       $ --         $(.18)      $11.57     10.04%
12/31/08       10.83       .48             (.09)            .39        (.54)         --/7/       (.54)       10.68      3.60
12/31/07       10.18       .49              .47             .96        (.31)         --          (.31)       10.83      9.54
12/31/06/8/    10.00       .10              .15             .25        (.07)         --          (.07)       10.18      2.52
CLASS 2
12/31/09       10.66       .42              .61            1.03        (.16)         --          (.16)       11.53      9.69
12/31/08       10.81       .44             (.07)            .37        (.52)         --/7/       (.52)       10.66      3.48
12/31/07       10.17       .47              .47             .94        (.30)         --          (.30)       10.81      9.23
12/31/06/9/    10.00       .06              .18             .24        (.07)         --          (.07)       10.17      1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 8.05      $.75           $ 2.41          $ 3.16      $ (.72)       $ --        $ (.72)      $10.49     39.45%
12/31/08       11.65       .87            (3.64)          (2.77)       (.83)         --          (.83)        8.05    (23.74)
12/31/07       12.90       .95             (.72)            .23       (1.48)         --         (1.48)       11.65      1.62
12/31/06       12.41       .92              .37            1.29        (.80)         --          (.80)       12.90     10.89
12/31/05       12.89       .85             (.55)            .30        (.78)         --          (.78)       12.41      2.46
CLASS 2
12/31/09        7.99       .71             2.39            3.10        (.70)         --          (.70)       10.39     38.94
12/31/08       11.55       .84            (3.60)          (2.76)       (.80)         --          (.80)        7.99    (23.84)
12/31/07       12.79       .91             (.72)            .19       (1.43)         --         (1.43)       11.55      1.33
12/31/06       12.32       .89              .36            1.25        (.78)         --          (.78)       12.79     10.59
12/31/05       12.81       .81             (.55)            .26        (.75)         --          (.75)       12.32      2.20
CLASS 3
12/31/09        8.07       .73             2.42            3.15        (.71)         --          (.71)       10.51     39.14
12/31/08       11.65       .86            (3.64)          (2.78)       (.80)         --          (.80)        8.07    (23.76)
12/31/07       12.88       .92             (.72)            .20       (1.43)         --         (1.43)       11.65      1.40
12/31/06       12.39       .90              .36            1.26        (.77)         --          (.77)       12.88     10.66
12/31/05       12.87       .82             (.55)            .27        (.75)         --          (.75)       12.39      2.25

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $12.29      $.37            $(.03)           $.34       $(.34)      $(.11)        $(.45)      $12.18      2.79%
12/31/08       11.73       .50              .41             .91        (.35)         --          (.35)       12.29      7.84
12/31/07       11.87       .58              .20             .78        (.92)         --          (.92)       11.73      6.83
12/31/06       11.91       .55             (.10)            .45        (.49)         --          (.49)       11.87      3.95
12/31/05       12.07       .48             (.16)            .32        (.48)         --          (.48)       11.91      2.70
CLASS 2
12/31/09       12.20       .34             (.03)            .31        (.32)       (.11)         (.43)       12.08      2.50
12/31/08       11.65       .47              .41             .88        (.33)         --          (.33)       12.20      7.63
12/31/07       11.79       .54              .19             .73        (.87)         --          (.87)       11.65      6.49
12/31/06       11.83       .51             (.09)            .42        (.46)         --          (.46)       11.79      3.75
12/31/05       12.00       .45             (.16)            .29        (.46)         --          (.46)       11.83      2.41
CLASS 3
12/31/09       12.30       .36             (.04)            .32        (.32)       (.11)         (.43)       12.19      2.58
12/31/08       11.74       .48              .41             .89        (.33)         --          (.33)       12.30      7.66
12/31/07       11.86       .55              .20             .75        (.87)         --          (.87)       11.74      6.63
12/31/06       11.89       .52             (.09)            .43        (.46)         --          (.46)       11.86      3.80
12/31/05       12.05       .46             (.16)            .30        (.46)         --          (.46)       11.89      2.50

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $11.44     $(.01)           $  --/7/        $(.01)      $(.03)       $ --/7/      $(.03)      $11.40      (.10)%
12/31/08       11.40       .24               --/7/          .24        (.20)         --          (.20)       11.44      2.15
12/31/07       11.62       .57               --/7/          .57        (.79)         --          (.79)       11.40      4.95
12/31/06       11.31       .54               --/7/          .54        (.23)         --          (.23)       11.62      4.81
12/31/05       11.09       .33               --/7/          .33        (.11)         --          (.11)       11.31      2.97
CLASS 2
12/31/09       11.38      (.04)              --/7/         (.04)       (.02)         --/7/       (.02)       11.32      (.33)
12/31/08       11.35       .20              .02             .22        (.19)         --          (.19)       11.38      1.90
12/31/07       11.56       .54               --/7/          .54        (.75)         --          (.75)       11.35      4.73
12/31/06       11.26       .51               --/7/          .51        (.21)         --          (.21)       11.56      4.59
12/31/05       11.05       .30               --/7/          .30        (.09)         --          (.09)       11.26      2.68
CLASS 3
12/31/09       11.44      (.03)            (.01)           (.04)       (.02)         --/7/       (.02)       11.38      (.31)
12/31/08       11.40       .22              .01             .23        (.19)         --          (.19)       11.44      1.99
12/31/07       11.60       .55               --/7/          .55        (.75)         --          (.75)       11.40      4.83
12/31/06       11.29       .52               --/7/          .52        (.21)         --          (.21)       11.60      4.64
12/31/05       11.07       .30               --/7/          .30        (.08)         --          (.08)       11.29      2.74

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $  162       .59%       .59%        4.06%
12/31/08          111       .59        .53         4.36
12/31/07           28       .61        .55         4.61
12/31/06/8/        12       .15        .13         1.00
CLASS 2
12/31/09        1,203       .84        .84         3.79
12/31/08          802       .84        .79         4.06
12/31/07          279       .86        .80         4.41
12/31/06/9/        15       .13        .12          .60

High-Income Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $  635       .48%       .48%        7.86%
12/31/08          340       .48        .43         8.22
12/31/07          308       .48        .44         7.41
12/31/06          293       .49        .45         7.36
12/31/05          309       .50        .46         6.76
CLASS 2
12/31/09        1,063       .74        .74         7.62
12/31/08          780       .73        .68         7.92
12/31/07          996       .73        .69         7.17
12/31/06          832       .74        .70         7.12
12/31/05          590       .75        .71         6.55
CLASS 3
12/31/09           24       .67        .67         7.69
12/31/08           18       .66        .61         7.96
12/31/07           28       .66        .62         7.21
12/31/06           34       .67        .63         7.19
12/31/05           37       .68        .64         6.58

U.S. Government/AAA-Rated Securities Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $  999       .41%       .41%        2.99%
12/31/08          496       .43        .38         4.17
12/31/07          211       .46        .41         4.83
12/31/06          218       .47        .42         4.64
12/31/05          252       .47        .43         3.99
CLASS 2
12/31/09        1,561       .66        .66         2.79
12/31/08        1,219       .68        .64         3.93
12/31/07          597       .71        .66         4.58
12/31/06          402       .72        .67         4.40
12/31/05          341       .72        .68         3.75
CLASS 3
12/31/09           27       .59        .59         2.91
12/31/08           33       .61        .57         4.03
12/31/07           29       .64        .59         4.65
12/31/06           32       .65        .60         4.45
12/31/05           39       .65        .61         3.81

Cash Management Fund
------------------------------------------------------------------------------------
CLASS 1
12/31/09       $  105       .33%       .33%        (.08)%
12/31/08          158       .32        .29         2.07
12/31/07          112       .33        .30         4.88
12/31/06           98       .33        .30         4.74
12/31/05           75       .33        .30         2.91
CLASS 2
12/31/09          664       .58        .58         (.33)
12/31/08        1,023       .57        .54         1.73
12/31/07          452       .58        .55         4.61
12/31/06          282       .58        .55         4.52
12/31/05          153       .58        .55         2.71
CLASS 3
12/31/09           17       .51        .51         (.27)
12/31/08           25       .50        .47         1.91
12/31/07           20       .51        .48         4.70
12/31/06           18       .51        .48         4.53
12/31/05           16       .51        .48         2.70

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  75
                                                                             ---


                                                       Year ended December 31
                                                   -------------------------------
Portfolio turnover rate for all classes of shares  2009  2008  2007  2006    2005
-------------------------------------------------  ---- ----   ----  ----    ----

   Global Discovery Fund                            60%  46%     50%   31%     53%
   Global Growth Fund                               43   38      38    31      26
   Global Small Capitalization Fund                 55   47      49    50      47
   Growth Fund                                      37   26      40    35      29
   International Fund                               46   52      41    29      40
   New World Fund                                   25   32      34    32      26
   Blue Chip Income and Growth Fund                 22   24      27    21      33
   Global Growth and Income Fund                    47   36      36     8/4/   --
   Growth-Income Fund                               24   31      24    25      20
   International Growth and Income Fund             21   --/6/   --    --      --
   Asset Allocation Fund                            41   36      29    38      23
   Bond Fund                                       125   63      57    57      46
   Global Bond Fund                                 86  118      85     7/8/   --
   High-Income Bond Fund                            47   29      32    35      35
   U.S. Government/AAA-Rated Securities Fund       100  108      91    76      86
   Cash Management Fund                             --   --      --    --      --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From May 1, 2006, commencement of operations.

/5/Annualized.

/6/From November 18, 2008, commencement of operations.

/7/Amount less than $.01.

/8/From October 4, 2006, commencement of operations.

/9/From November 6, 2006, when Class 2 shares were first issued.

----
76  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds' performance during their last fiscal year, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INAFPR-998-0510P Printed in USA CGD/AFD/8024. Investment Company File No. 811-3857

The Capital Group Companies
American Funds   Capital Research and Management   Capital International    Capital Guardian   Capital Bank and Trust

<PLAINTEXT>

[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

Global Discovery Fund               Growth-Income Fund
Global Growth Fund                  International Growth and Income Fund/SM/
Global Small Capitalization Fund    Asset Allocation Fund
Growth Fund                         Bond Fund
International Fund                  Global Bond Fund
New World Fund(R)                   High-Income Bond Fund
Blue Chip Income and Growth Fund    U.S. Government/AAA-Rated Securities Fund
Global Growth and Income Fund       Cash Management Fund

PROSPECTUS

Class 2 shares

May 1, 2010

                    Summaries
                 1  Global Discovery Fund
                 4  Global Growth Fund
                 7  Global Small Capitalization Fund
                10  Growth Fund
                13  International Fund
                16  New World Fund
                20  Blue Chip Income and Growth Fund
                23  Global Growth and Income Fund
                26  Growth-Income Fund
                29  International Growth and Income Fund
                32  Asset Allocation Fund
                36  Bond Fund
                40  Global Bond Fund
                44  High-Income Bond Fund
                47  U.S. Government/AAA-Rated Securities Fund
                50  Cash Management Fund
                52  Investment objectives, strategies and risks
                67  Management and organization
                71  Purchases and redemptions of shares
                73  Plans of distribution
                73  Distributions and taxes
                74  Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


GLOBAL DISCOVERY FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.58%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.86

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $88    $274    $477    $1,061

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund's investment adviser determines that the company could participate and thrive in the new economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

CONCENTRATION RISKS -- The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Multi-Cap Growth Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund and the Global
Service and Information Index reflects the market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

 2002      2003      2004       2005        2006       2007      2008      2009
------    ------    ------      ------     ------     ------    -------   ------
-21.67%    37.11%   10.43%      10.80%     17.41%     17.22%    -45.09%   50.91%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.72% (quarter ended June 30, 2009)
LOWEST   -24.93% (quarter ended December 31, 2008)

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


For periods ended December 31, 2009:

                                                                                       LIFETIME
                                                                                      (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                           1 YEAR 5 YEARS INCEPTION)
------------------------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                                        50.91%  4.79%     4.03%
S&P 500 (reflects no deduction for fees, expenses or taxes)            26.47   0.42      0.87
Lipper Multi-Cap Growth Funds Index (reflects no deduction for fees
 or taxes)                                                             39.17   1.49      0.28
Global Service and Information Index (reflects no deduction for fees,
 expenses or taxes)                                                    30.13   0.15      0.77

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

   GORDON CRAWFORD                      5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   MARK E. DENNING                      5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   CLAUDIA P. HUNTINGTON                9 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.54%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.82

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $84    $262    $455    $1,014

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  2000    2001    2002    2003    2004    2005    2006    2007    2008     2009
  ----    ----    ----    ----    ----    ----    ----    ----   ------   ------
-18.87% -14.22% -14.64%  35.27%  13.49%  14.07%  20.43%  14.85%  -38.39%  42.30%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.11% (quarter ended June 30, 2009)
LOWEST   -20.43% (quarter ended September 30, 2001)

For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 4/30/97)            42.30%  6.70%    2.35%     9.02%
MSCI World Index (reflects no deduction
 for fees, expenses or taxes)               30.79   2.57     0.23      4.72
Lipper Global Funds Index (reflects no
 deduction for fees or taxes)               31.06   3.20     1.03      5.11

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

    ROBERT W. LOVELACE                 13 years              Senior Vice President - Capital World Investors
    Vice President
-------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON                   8 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
    PAUL A. WHITE                      5 years               Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.72%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  1.01

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $103   $322    $558    $1,236

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The fund may also invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

                                                                               ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                               ---


MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

SMALL CAPITALIZATION RISKS -- Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The fund has selected the MSCI All Country World Small Cap Index to replace the S&P
Global (less than)$3 Billion Index as its broad-based securities market index.
The fund's investment adviser believes that the MSCI All Country World Small
Cap Index better reflects the market sectors and securities in which the fund primarily invests than the S&P Global (less than)$3 Billion Index. The Lipper
Global Small-Cap Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2000    2001     2002    2003    2004    2005    2006   2007    2008    2009
 ------  ------   ------  ------  ------  ------  ------ ------ -------  ------
-16.53% -12.85%  -19.05%  53.53%  20.88%  25.35%  24.05% 21.43% -53.52%  61.30%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   29.12% (quarter ended June 30, 2009)
LOWEST   -31.28% (quarter ended December 31, 2008)

----

8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS    GLOBAL SMALL CAPITALIZATION FUND
----


For periods ended December 31, 2009:

                                                                  LIFETIME
                                                                 (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS             1 YEAR 5 YEARS 10 YEARS INCEPTION)
---------------------------------------------------------------------------
Fund (inception date -- 4/30/98)         61.30%  7.20%    4.46%     9.98%
MSCI All Country World Small Cap Index
 (reflects no deduction for fees,
 expenses or taxes)                      51.30   5.24     6.10      6.55
S&P Global (less than)$3 Billion Index
 (reflects no deduction for fees,
 expenses or taxes)                      50.67   5.43     7.36      7.06
Lipper Global Small-Cap Funds
 Average (reflects no deduction for
 fees or taxes)                          46.05   3.30     2.66      6.01

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

      GORDON CRAWFORD                  12 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      MARK E. DENNING                  12 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      J. BLAIR FRANK                   7 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      HAROLD H. LA                     2 years               Senior Vice President - Capital Research Global Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                 ---
  GLOBAL SMALL CAPITALIZATION FUND   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                                 ---


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.33%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.60

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $61    $192    $335     $750

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Capital Appreciation Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

2000    2001     2002    2003    2004    2005    2006    2007     2008    2009
-----  ------  -------  ------  ------  ------  -----   -----   -------  ------
4.47%  -18.15% -24.46%  36.80%  12.50%  16.19%  10.22%  12.35%  -43.97%  39.41%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.75% (quarter ended December 31, 2001)
LOWEST   -27.17% (quarter ended September 30, 2001)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                        39.41%  2.36%    1.11%    12.10%
S&P 500 (reflects no deduction for fees,
 expenses or taxes)                         26.47   0.42    -0.95     10.63
Lipper Capital Appreciation Funds Index
 (reflects no deduction for fees or taxes)  37.36   3.05    -0.57      9.12
Lipper Growth Funds Index (reflects no
 deduction for fees or taxes)               35.91   0.02    -2.49      8.69

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class
  2 shares because both classes invest in the same portfolio of securities.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM                7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      4 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    3 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                      7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.50%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.79

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $81    $252    $439     $978

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

 2000     2001    2002    2003    2004    2005    2006    2007    2008    2009
------  -------  ------  ------  ------  ------  ------  ------  ------- ------
-22.06% -19.89%  -14.84% 34.85%  19.32%  21.50%  18.98%  20.02%  -42.12% 43.07%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.47% (quarter ended June 30, 2009)
LOWEST   -20.86% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                        43.07%  7.52%    2.09%    8.92%
MSCI All Country World ex USA Index
 (reflects no deduction for fees, expenses
 or taxes)                                  42.14   6.30     3.12     6.47
Lipper International Funds Index (reflects
 no deduction for fees or taxes)            35.30   4.88     1.95     6.70

* Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              4 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        3 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                4 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


NEW WORLD FUND

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.77%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.05
Total annual fund operating expenses...................................  1.07

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $109   $340    $590    $1,306

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation.
The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

SMALL CAPITALIZATION RISKS -- Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The MSCI
Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

 2000     2001    2002    2003    2004    2005    2006   2007   2008    2009
 ----     ----    ----    ----    ----    ----    ----   ----   ----    ----
-12.70%  -4.19%  -5.66%  39.18%  18.80%  20.74%  32.59% 32.21% -42.37%  49.65%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   23.92% (quarter ended June 30, 2009)
LOWEST   -22.30% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 6/17/99)            49.65%  12.79%   9.06%    10.33%
MSCI All Country World Index (reflects no
 deduction for fees, expenses or taxes)     35.41    3.64    0.89      2.23
MSCI Emerging Markets Index (reflects no
 deduction for fees, expenses or taxes)     79.02   15.88   10.11     11.39

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

    CARL M. KAWAJA                     11 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    ROBERT W. LOVELACE                 11 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    DAVID C. BARCLAY                   11 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


BLUE CHIP INCOME AND GROWTH FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.43%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.69

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $70    $221    $384     $859

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P
500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.
The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


MARKET RISKS -- The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the
United States may also be subject to many of these risks.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INCOME STOCKS RISKS -- Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Growth & Income Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                       [CHART]

    2002      2003      2004      2005      2006      2007      2008       2009
  -------    ------    ------    ------    ------    ------    -------    ------
  -23.07%    30.73%     9.74%     7.24%    17.42%     2.03%    -36.50%    27.97%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.09% (quarter ended June 30, 2009)
LOWEST   -21.27% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

                                                              LIFETIME
                                                             (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR 5 YEARS INCEPTION)
-----------------------------------------------------------------------
Fund (inception date -- 7/5/01)               27.97%  0.86%     1.02%
S&P 500 (reflects no deduction for fees,
 expenses or taxes)                           26.47   0.42      0.87
Lipper Growth & Income Funds Index (reflects
 no deduction for fees or taxes)              29.10   0.75      1.76

                                                                                 ---
BLUE CHIP INCOME AND GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                                 ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE
Series title (if applicable)          IN THIS FUND            PRIMARY TITLE WITH INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON                         9 years              Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD                     9 years              Senior Vice President - Capital Research Global Investors
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER               3 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
JAMES B. LOVELACE                       3 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS BLUE CHIP INCOME AND GROWTH FUND
----


GLOBAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.60%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.88

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $90    $281    $488    $1,084

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of well-established companies located around the world, many of which the investment adviser believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including in issuers in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

                                                                             ---
 GLOBAL GROWTH AND INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


MARKET RISKS -- The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INCOME STOCKS RISKS -- Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The fund has selected the MSCI World Index to replace the MSCI All Country World Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI All Country World
Index. The Lipper Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                        [CHART]

                                 2007    2008    2009
                                 ----    -----   -----
                                12.67%  -41.17%  39.72%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   19.48% (quarter ended September 30, 2009)
LOWEST   -20.43% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

                                                                                          LIFETIME
                                                                                         (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                                      1 YEAR INCEPTION)
---------------------------------------------------------------------------------------------------

Fund (inception date -- 5/1/06)                                                   39.72%    0.58%
MSCI World Index (reflects no deduction for fees, expenses or taxes)              30.79    -1.77
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)  35.41    -0.87
Lipper Global Funds Index (reflects no deduction for fees or taxes)               31.06    -1.34

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

     GREGG E. IRELAND                   4 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     ANDREW B. SUZMAN                   1 year               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     STEVEN T. WATSON                   4 years              Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
 GLOBAL GROWTH AND INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.28%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.54

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $55    $173    $302     $677

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INCOME STOCKS RISKS -- Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Growth & Income Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

2000   2001    2002    2003    2004    2005    2006    2007    2008     2009
-----  -----  ------   ------  ------  -----   -----   -----   -------  ------
7.95%  2.56%  -18.34%  32.43%  10.37%  5.83%   15.20%  5.04%   -37.85%  31.24%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.90% (quarter ended June 30, 2003)
LOWEST   -21.98% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                        31.24%  0.88%    3.28%    10.63%
S&P 500 (reflects no deduction for fees,
 expenses or taxes)                         26.47   0.42    -0.95     10.63
Lipper Growth & Income Funds Index
 (reflects no deduction for fees or taxes)  29.10   0.75     1.20      9.45

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON                        26 years              Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL                       5 years               Senior Vice President - Capital Research Global Investors
President and Trustee
-----------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD                    11 years              Senior Vice President - Capital Research Global Investors
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                         4 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                  16 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                        5 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


INTERNATIONAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.69%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.05
Total annual fund operating expenses...................................  0.99

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $101   $315    $547    $1,213

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of larger, well-established companies domiciled outside of the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                       ---
INTERNATIONAL GROWTH AND INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                                       ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of and the income generated by the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency and interest rate fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside of the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INCOME STOCKS RISKS -- Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

                                     2009
                                    ------
                                    40.04%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  22.56% (quarter ended June 30, 2009)
LOWEST   -7.42% (quarter ended March 31, 2009)

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS INTERNATIONAL GROWTH AND INCOME FUND
----


For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 11/18/08)                            40.04%   46.31%
MSCI World ex USA Index (reflects no deduction for fees,
 expenses or taxes)                                          34.39    40.17
Lipper International Funds Index (reflects no deduction for
 fees or taxes)                                              35.30    43.14

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

      SUNG LEE                          2 years              Senior Vice President - Capital Research Global
      Vice President                                         Investors
--------------------------------------------------------------------------------------------------------------------
      JESPER LYCKEUS                    2 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------
      DAVID M. RILEY                    2 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                       ---
INTERNATIONAL GROWTH AND INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 31
                                                                                       ---


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.31%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.58

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $59    $186    $324     $726

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately 70% invested in equity securities, 23% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

ASSET ALLOCATION RISK -- The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The
Citigroup Broad Investment-Grade (BIG) Bond Index reflect market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


Calendar year total returns.

                                    [CHART]

2000   2001     2002    2003    2004    2005    2006    2007    2008      2009
-----  -----  -------  ------  -----   -----   -----   -----   -------   ------
4.40%  0.52%  -12.38%  21.74%  8.34%   9.14%   14.66%   6.55%  -29.51%   23.98%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.15% (quarter ended June 30, 2003)
LOWEST   -16.35% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                        23.98%  3.11%    3.52%    7.59%
S&P 500 (reflects no deduction for fees,
 expenses or taxes)                         26.47   0.42    -0.95     8.25
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for fees, expenses
 or taxes)                                   5.93   4.97     6.33     6.98
Citigroup Broad Investment-Grade (BIG)
 Bond Index (reflects no deduction for
 fees, expenses or taxes)                    5.06   5.22     6.47     7.09

* Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ALAN N. BERRO                       10 years              Senior Vice President - Capital World Investors
   Senior Vice President
------------------------------------------------------------------------------------------------------------------------
   JEFFREY T. LAGER                    3 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
   JAMES R. MULALLY                    4 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   EUGENE P. STEIN                     2 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.38%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.64

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $65    $205    $357     $798

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 125% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. The fund invests at least
65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody's
Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality.
Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET RISKS -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

PREPAYMENT RISKS RELATED TO ASSET-BACKED SECURITIES -- Many types of debt securities, including mortgage-related securities, are subject to pre-payment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

SECURITIES BACKED BY THE U.S. TREASURY -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. Lipper
Corporate Debt A-Rated Bond Funds Average includes mutual funds that disclose investment objectives reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


Calendar year total returns.

                                     [CHART]

  2000    2001    2002   2003    2004   2005   2006   2007    2008    2009
  -----   -----   -----  -----   -----  -----  -----  -----   -----   -----
  4.99%   8.15%   4.05%  12.80%  5.72%  1.59%  6.99%  3.33%  -9.35%   12.61%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.96% (quarter ended June 30, 2009)
LOWEST   -5.52% (quarter ended September 30, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                        12.61%  2.77%    4.91%    5.08%
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for fees, expenses
 or taxes)                                   5.93   4.97     6.33     6.01
Lipper Corporate Debt A-Rated Bond Funds
 Average (reflects no deduction for fees
 or taxes)                                  15.18   3.52     5.48     5.21

* Lifetime results are from January 2, 1996, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     DAVID C. BARCLAY                  12 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     MARK H. DALZELL                   5 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     DAVID A. HOAG                     3 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------

     THOMAS H. HOGH                    3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


GLOBAL BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.56%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.84

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $86    $268    $466    $1,037

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market circumstances, the fund invests at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET RISKS -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

CURRENCY RISKS -- The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

NON-DIVERSIFICATION RISKS -- As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Global Income Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


Calendar year total returns

                                    [CHART]

                                 2007    2008     2009
                                 ----    ----     -----
                                 9.23%   3.48%    9.69%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   7.16% (quarter ended September 30, 2009)
LOWEST   -4.20% (quarter ended September 30, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS             1 YEAR LIFETIME*
---------------------------------------------------------
Fund                                      9.69%   7.64%
Barclays Capital Global Aggregate Index
 (reflects no deduction for fees,
 expenses or taxes)                       6.93    7.10
Lipper Global Income Funds Average
 (reflects no deduction for fees or
 taxes)                                  15.23    5.57

* Lifetime results are from October 4, 2006, the date the fund began investment operations. Class 2 shares were first offered on November 6, 2006. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     MARK H. DALZELL                    4 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                     4 years              Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                   2 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.47%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.74

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $76    $237    $411     $918

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET RISKS -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The fund has selected the Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap
to replace the Credit Suisse High Yield Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital
U.S. Corporate High Yield Index 2% Issuer Cap better reflects the market sectors and securities in which the fund primarily invests than the Credit
Suisse High Yield Index. The Citigroup Broad Investment-Grade (BIG) Bond Index
reflects the market sectors and securities in which the fund primarily invests and the Lipper High Current Yield Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

 2000   2001    2002    2003    2004    2005    2006    2007     2008     2009
------  -----  ------  ------   -----   -----   -----   -----   -------  ------
-3.31%  7.73%  -1.83%  29.51%   9.59%   2.20%   10.59%  1.33%   -23.84%  38.94%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.18% (quarter ended June 30, 2009)
LOWEST   -16.05% (quarter ended December 31, 2008)

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                             ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                                           1 YEAR 5 YEARS 10 YEARS LIFETIME*
--------------------------------------------------------------------------------------------------------

Fund                                                                   38.94%  3.92%    5.81%    9.15%
Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap
 (reflects no deduction for fees, expenses or taxes)                   58.76   6.49     6.87      N/A
Credit Suisse High Yield Index (reflects no deduction for fees,
 expenses or taxes)                                                    54.22   5.99     7.07      N/A
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no
 deduction for fees, expenses or taxes)                                 5.06   5.22     6.47     8.35
Lipper High Current Yield Funds Index (reflects no deduction for fees
 or taxes)                                                             49.49   4.27     4.13     7.48

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ABNER D. GOLDSTINE                  12 years              Senior Vice President - Fixed Income, Capital Research and
   Senior Vice President                                     Management Company
------------------------------------------------------------------------------------------------------------------------
   DAVID C. BARCLAY                    17 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   DAVID A. DAIGLE                      1 year               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
   MARCUS B. LINDEN                    3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.39%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.66

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $67    $211    $368     $822

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                                         ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INTEREST RATE RISKS -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem,
"call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

SECURITIES BACKED BY THE U.S. TREASURY -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

PREPAYMENT RISKS RELATED TO ASSET-BACKED SECURITIES -- Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET RISKS -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
General U.S. Government Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The
Consumer Price Index provides a comparison of the fund's results to inflation.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                       [CHART]

   2000   2001   2002    2003   2004    2005    2006    2007    2008   2009
  ------  -----  -----   -----  -----   -----   -----   -----   -----  ------
  11.39%  7.02%  9.15%   2.28%  3.30%   2.41%   3.75%   6.49%   7.63%  2.50%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.12% (quarter ended December 31, 2008)
LOWEST   -1.73% (quarter ended June 30, 2004)

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                            1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------------------

Fund                                                     2.50%  4.53%    5.55%    6.55%
Citigroup Treasury/Govt. Sponsored/Mortgage Index
 (reflects no deduction for fees, expenses or taxes)     1.63   5.35     6.35     7.57
Lipper General U.S. Government Funds Average (reflects
 no deduction for fees or taxes)                         1.25   3.82     5.28     6.30
CPI                                                      2.72   2.56     2.52     2.88

* Lifetime results are from December 1, 1985, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
----------------------------------------------------------------------------------------------------------------------------

   JOHN H. SMET                        18 years              Senior Vice President - Fixed Income, Capital Research and
   Senior Vice President                                     Management Company
----------------------------------------------------------------------------------------------------------------------------
   THOMAS H. HOGH                      13 years              Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
   FERGUS N. MACDONALD             Less than 1 year          Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

   WESLEY K.-S. PHOA               Less than 1 year          Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                                         ---


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.58

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $59    $186    $324     $726

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

PRINCIPAL RISKS

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INTEREST RATE RISKS -- The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

CREDIT AND LIQUIDITY SUPPORT RISKS -- Some of the securities held by the fund may have credit and liquidity support features. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

MARKET RISKS -- Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

2000    2001    2002    2003    2004    2005   2006    2007     2008    2009
----    ----    ----    ----    ----    ----   ----   -----    -----   ------
5.83%   3.43%   1.00%   0.47%   0.70%   2.68%  4.59%  4.73%    1.90%   -0.33%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   1.51% (quarter ended September 30, 2000)
LOWEST   -0.09% (quarter ended September 30, 2009)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS  1 YEAR 5 YEARS 10 YEARS LIFETIME*
---------------------------------------------------------------
           Fund               -0.33%  2.70%    2.48%    4.32%

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                             ---


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GLOBAL DISCOVERY FUND

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

The fund is designed for investors seeking capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

NEW ECONOMY -- The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy, the fund may invest in any company, provided that the investment adviser determines that the company could participate and thrive in the new economy. As it is inherently difficult to articulate a precise formula for what constitutes the new economy at any given time, the investment adviser's definition of what constitutes the new economy may change over time.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United
States. Investments in securities issued by entities based outside the United
States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Multi-Cap Growth Funds
Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes. Global Service and Information
Index is a subset of the unmanaged MSCI World Index, which is a free float-adjusted market capitalization-weighted index that measures the returns of companies in more than 20 developed countries. This subset is 70%
U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
World Index. The index is compiled by the fund's investment adviser, Capital
Research and Management Company, is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

GLOBAL GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of more than 20 developed market country indexes, including an

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                             ---


index for the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

GLOBAL SMALL CAPITALIZATION FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

SMALL CAPITALIZATION ISSUERS -- Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities
(such as preferred stocks, convertible preferred stocks and convertible bonds)
of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

INVESTING OUTSIDE THE UNITED STATES -- Under normal circumstances, the fund invests a significant portion of its assets outside the United States.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges,

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


commissions, expenses or taxes. S&P Global (less than)$3 Billion Index has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows: S&P Global (less than)$2 Billion (May 2004 to April 2006), S&P
Developed (less than)$1.5 Billion (January 2000 to April 2004), and S&P
Developed (less than)$1.2 Billion (1990 to 1999). The S&P Global indexes include both developed and developing countries. The S&P Developed indexes
(used prior to May 2004) only include stocks in developed countries. Indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

GROWTH FUND

The fund's investment objective is to provide you with growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest a portion of its assets in securities of issuers domiciled outside the United States. In addition to the risks described above, investments in securities issued by entities based outside the United States may be affected by currency controls;
different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEBT SECURITIES -- The fund may invest in debt securities, including a portion of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard & Poor's
Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."
The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Capital Appreciation
Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                             ---


and other fund expenses, but do not reflect the effect of sales charges or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds.
These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in common stocks of companies located outside the
United States.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper International
Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

NEW WORLD FUND

The fund's investment objective is long-term capital appreciation.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEVELOPING COUNTRIES -- The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

SMALL CAPITALIZATION COMPANIES -- Investing in smaller companies may pose additional risks as its is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies and the prices of these stocks may be more volatile than stocks of larger, more established companies.

DEBT SECURITIES -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

HIGH YIELD BONDS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                             ---


CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. MSCI
Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of more than 20 emerging market country indexes.
This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

BLUE CHIP INCOME AND GROWTH FUND

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least
90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds
Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

GLOBAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential for growth and/or to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- Under normal market circumstances the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of more than 20 developed market country indexes, including an index for the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the
United States. Investments in securities issued by entities based outside the
United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the
United States may also be subject to many of these risks.

DEBT SECURITIES -- The fund may also invest in bonds and other debt securities.
The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds
Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

----
60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INTERNATIONAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets, excluding the United States. The index consists of more than 20 developed market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United
States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  61
                                                                             ---


The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately 70% invested in equity securities, 23% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

DEBT SECURITIES -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

HIGH YIELD BONDS -- The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody's Investors Service and
BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Standard &
Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

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62  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


BOND FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States.
The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

DEBT SECURITIES -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

HIGH YIELD BONDS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

MORTGAGE-BACKED SECURITIES -- Many types of debt securities, including mortgage-related securities, are subject to pre-payment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

SECURITIES BACKED BY THE U.S. TREASURY -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges,

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  63
                                                                             ---


commissions, expenses or taxes. Lipper Corporate Debt A-Rated Bond Funds
Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as expenses and brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

GLOBAL BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEBT SECURITIES -- Under normal market circumstances, the fund invests at least
80% of its assets in bonds. This policy is subject to change only upon 60 days'
written notice to shareholders. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB-
or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser).
The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S.
dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

HIGH YIELD BONDs -- The fund may invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

NON-DIVERSIFICATION -- The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer. As a non-diversified

----
64  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
Global Income Funds Average is composed of funds that invest primarily in U.S.
dollar and non-U.S. dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

HIGH YIELD BONDs -- The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds."

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.

DEBT SECURITIES -- Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.
The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  65
                                                                             ---


CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Corporate High Yield Index 2%
Issuer Cap covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Credit Suisse High Yield
Index is designed to mirror the investable universe of the U.S.
dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Citigroup Broad Investment-Grade (BIG) Bond
Index is a market capitalization-weighted index that includes fixed-rate U.S.
Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer.
This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper High Current Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

MORTGAGE-BACKED SECURITIES -- The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected resulting in an extension of the term of the security backed by such mortgages.

DEBT SECURITIES -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem,
"call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

SECURITIES BACKED BY THE U.S. TREASURY -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

----
66  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Citigroup Treasury/Government Sponsored/Mortgage
Index is a market capitalization-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

MONEY MARKET INSTRUMENTS -- Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside of the United
States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States. Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  67
                                                                             ---


MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of International Growth and Income Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the investment advisory and service agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2010 or early
2011; however, the series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

----
68  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 26 years (since the    Capital Research
                            fund's inception) BLUE CHIP    Global Investors
                            INCOME AND GROWTH FUND -- 9    Investment
                            years (since the fund's        professional for 48
                            inception)                     years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
PRESIDENT AND TRUSTEE       counselor for: GROWTH-INCOME   President --
                            FUND -- 5 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 25
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: ASSET           President --
                            ALLOCATION FUND -- 10 years    Capital World
                                                           Investors
                                                           Investment
                                                           professional for 24
                                                           years in total; 19
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 12    Income, Capital
                            years                          Research and
                                                           Management Company
                                                           Investment
                                                           professional for 58
                                                           years in total; 43
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for:                 President --
                            GROWTH-INCOME FUND -- 11       Capital Research
                            years BLUE CHIP INCOME AND     Global Investors
                            GROWTH FUND -- 9 years (since  Investment
                            the fund's inception)          professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JOHN H. SMET                Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for: U.S.  President -- Fixed
                            GOVERNMENT/AAA-RATED           Income, Capital
                            SECURITIES FUND -- 18 years    Research and
                                                           Management Company
                                                           Investment
                                                           professional for 28
                                                           years in total; 27
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio  Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD      President --
                            FUND -- 11 years (since the    Capital World
                            fund's inception)              Investors
                                                           Investment
                                                           professional for 22
                                                           years in total; 19
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio  Senior Vice
VICE PRESIDENT              counselor for:                 President --
                            INTERNATIONAL FUND -- 4        Capital Research
                            years INTERNATIONAL GROWTH     Global Investors
                            AND INCOME FUND -- 2 years     Investment
                            (since the fund's inception)   professional for 16
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio  Senior Vice
VICE PRESIDENT              counselor for: GLOBAL GROWTH   President --
                            FUND -- 13 years (since the    Capital World
                            fund's inception) NEW WORLD    Investors
                            FUND -- 11 years (since the    Investment
                            fund's inception)              professional for 25
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 17    Income, Capital
                            years NEW WORLD FUND -- 11     Research and
                            years (since the fund's        Management Company
                            inception) BOND FUND -- 12     Investment
                            years                          professional for 29
                                                           years in total; 22
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DONNALISA PARKS BARNUM      Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH          President --
                            FUND -- 7 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 29
                                                           years in total; 24
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 3    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 15
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 12      Capital Research
                            years (since the fund's        Global Investors
                            inception) GLOBAL DISCOVERY    Investment
                            FUND -- 5 years                professional for 39
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DAVID A. DAIGLE             Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President - Fixed
                             HIGH-INCOME BOND FUND -- 1    Income, Capital
                            year (plus 9 years of prior    Research Company
                            experience as an investment    Investment
                            analyst for the fund)          professional for 16
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  69
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

MARK H. DALZELL             Serves as a fixed-income       Senior Vice
                            portfolio counselor            President -- Fixed
                            for: BOND FUND -- 5            Income, Capital
                            years GLOBAL BOND FUND -- 4    Research and
                            years (since the fund's        Management Company
                            inception)                     Investment
                                                           professional for 32
                                                           years in total; 22
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND --  12     Capital Research
                            years (since the fund's        Global Investors
                            inception) GLOBAL DISCOVERY    Investment
                            FUND -- 5 years                professional for 28
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND --  7      Capital Research
                            years GROWTH-INCOME FUND -- 4  Global Investors
                            years                          Investment
                                                           professional for 17
                                                           years in total; 16
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income       Senior Vice
                            portfolio counselor for: BOND  President -- Fixed
                            FUND -- 3 years                Income, Capital
                                                           Research and
                                                           Management Company
                                                           Investment
                                                           professional for 22
                                                           years in total; 19
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BOND FUND -- 4 years    Income, Capital
                            (since the fund's              Research Company
                            inception) U.S.                Investment
                            GOVERNMENT/AAA-RATED           professional for 23
                            SECURITIES FUND --13           years in total; 20
                            years BOND FUND -- 3 years     years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- 16 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 37
                            FUND -- 9 years (since the     years in total; 35
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 4 years (since the     Investors
                            fund's inception) GROWTH       Investment
                            FUND -- 4 years                professional for 38
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH          President --
                            FUND -- 3 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 17
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio  Senior Vice
                            counselor for:  GROWTH         President --
                            FUND -- 5 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 27
                                                           years in total; 25
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 2       Capital Research
                            years (plus 4 years of prior   Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 12
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 3     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 15
                                                           years in total; 14
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 3     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 15
                                                           years in total; 14
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 3    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 28
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 3 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 15
                            AND INCOME FUND -- 2 years     years in total; 14
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

----
70  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

FERGUS N. MACDONALD         Serves as a fixed-income       Vice President,
                            portfolio counselor for:       Fixed-Income,
                            U.S. GOVERNMENT/AAA-RATED      Capital Research
                            SECURITIES FUND --Less than 1  Company
                            year                           Investment
                                                           professional for 18
                                                           years in total; 7
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH FUND -- 7 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 42
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            ASSET ALLOCATION FUND -- 4     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 2 years    Management Company
                                                           Investment
                                                           professional for 34
                                                           years in total; 30
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President,
                            U.S. GOVERNMENT/AAA-RATED      Fixed-Income,
                            SECURITIES FUND --Less than 1  Capital Research
                            year                           Company
                                                           Investment
                                                           professional for 17
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND --                 Global Investors
                            2 years (since the fund's      Investment
                            inception)                     professional for 16
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 2     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 39
                                                           years in total; 38
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 1 year                 Investors
                                                           Investment
                                                           professional for 17
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL FUND -- 4 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 13
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 8 years  Capital World
                            (plus 4 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 23
                            GROWTH AND INCOME              years in total; 20
                            FUND -- 4 years (since the     years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
PAUL A. WHITE               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 5 years  Capital World
                            (plus 5 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 21
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DYLAN J. YOLLES             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH-INCOME FUND -- 5 years  Capital Research
                            (plus 5 years of prior         Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 13
                                                           years in total; 10
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  71
                                                                             ---


funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds will not calculate net asset values on days that the New York Stock Exchange is closed for trading.
Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

----
72  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of an investment in Class 2 and
Class 3 shares.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  73
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Discovery Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ 7.45      $.05           $ 3.78          $ 3.83      $(.08)       $  --        $ (.08)      $11.20     51.49%
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)        7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)       14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)       13.05     17.66
12/31/05    10.79       .14             1.05            1.19       (.11)        (.24)         (.35)       11.63     11.07
CLASS 2
12/31/09     7.43       .03             3.74            3.77       (.05)          --          (.05)       11.15     50.91
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)        7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)       14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)       13.00     17.41
12/31/05    10.76       .11             1.05            1.16       (.09)        (.24)         (.33)       11.59     10.80

Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $13.96      $.26           $ 5.67          $ 5.93      $(.28)       $  --        $ (.28)      $19.61     42.58%
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)       13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)       25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)       23.44     20.73
12/31/05    17.31       .28             2.19            2.47       (.15)          --          (.15)       19.63     14.37
CLASS 2
12/31/09    13.88       .22             5.64            5.86       (.24)          --          (.24)       19.50     42.30
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)       13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)       25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)       23.29     20.43
12/31/05    17.23       .23             2.18            2.41       (.12)          --          (.12)       19.52     14.07

Global Small Capitalization Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $11.18      $.09           $ 6.80          $ 6.89      $(.07)       $  --        $ (.07)      $18.00     61.63%
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)       11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)       27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)       24.87     24.35
12/31/05    17.14       .13             4.23            4.36       (.21)          --          (.21)       21.29     25.66
CLASS 2
12/31/09    11.03       .05             6.70            6.75       (.04)          --          (.04)       17.74     61.30
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)       11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)       26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)       24.64     24.05
12/31/05    17.02       .09             4.19            4.28       (.18)          --          (.18)       21.12     25.35

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 31        .61%       .61%        .59%
12/31/08        18        .60        .55        1.33
12/31/07        35        .60        .54        1.25
12/31/06        28        .62        .56        1.19
12/31/05        22        .61        .56        1.27
CLASS 2
12/31/09       192        .86        .86         .36
12/31/08       131        .85        .80        1.08
12/31/07       240        .85        .79         .98
12/31/06       151        .87        .81         .94
12/31/05        89        .86        .81        1.04

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $1,037        .56%       .56%       1.59%
12/31/08       675        .55        .50        2.37
12/31/07       684        .55        .50        2.06
12/31/06       278        .58        .53        1.95
12/31/05       206        .62        .57        1.56
CLASS 2
12/31/09     4,100        .82        .82        1.36
12/31/08     3,198        .80        .75        2.12
12/31/07     5,180        .80        .75        1.84
12/31/06     4,015        .83        .78        1.71
12/31/05     2,617        .87        .82        1.30

Global Small Capitalization Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $  604        .76%       .76%        .61%
12/31/08       306        .74        .67        1.01
12/31/07       369        .73        .66         .45
12/31/06       247        .77        .69         .82
12/31/05       231        .79        .73         .72
CLASS 2
12/31/09     2,678       1.01       1.01         .36
12/31/08     1,748        .99        .92         .70
12/31/07     3,975        .98        .91         .20
12/31/06     2,927       1.02        .94         .61
12/31/05     1,977       1.04        .97         .49

----
74  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $33.51      $.35          $ 12.94         $ 13.29      $(.35)      $   --        $ (.35)      $46.45     39.74%
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)       33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)       67.22     12.64
12/31/06    59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)       64.51     10.48
12/31/05    51.39       .46             8.00            8.46       (.49)          --          (.49)       59.36     16.50
CLASS 2
12/31/09    33.27       .25            12.84           13.09       (.26)          --          (.26)       46.10     39.41
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)       33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)       66.72     12.35
12/31/06    58.98       .54             5.43            5.97       (.49)        (.38)         (.87)       64.08     10.22
12/31/05    51.10       .34             7.92            8.26       (.38)          --          (.38)       58.98     16.19
CLASS 3
12/31/09    33.54       .28            12.95           13.23       (.28)          --          (.28)       46.49     39.51
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)       33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)       67.21     12.44
12/31/06    59.34       .59             5.46            6.05       (.51)        (.38)         (.89)       64.50     10.29
12/31/05    51.38       .37             7.98            8.35       (.39)          --          (.39)       59.34     16.28

International Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $12.22      $.24           $ 5.04          $ 5.28      $(.25)      $ (.08)       $ (.33)      $17.17     43.50%
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)       12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)       24.81     20.30
12/31/06    18.96       .41             3.21            3.62       (.38)        (.19)         (.57)       22.01     19.33
12/31/05    15.82       .32             3.11            3.43       (.29)          --          (.29)       18.96     21.75
CLASS 2
12/31/09    12.19       .21             5.01            5.22       (.22)        (.08)         (.30)       17.11     43.07
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)       12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)       24.72     20.02
12/31/06    18.92       .35             3.20            3.55       (.34)        (.19)         (.53)       21.94     18.98
12/31/05    15.79       .28             3.11            3.39       (.26)          --          (.26)       18.92     21.50
CLASS 3
12/31/09    12.23       .22             5.04            5.26       (.23)        (.08)         (.31)       17.18     43.25
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)       12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)       24.80     20.10
12/31/06    18.96       .37             3.20            3.57       (.34)        (.19)         (.53)       22.00     19.07
12/31/05    15.82       .29             3.11            3.40       (.26)          --          (.26)       18.96     21.54

New World Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $13.57      $.34          $  6.42         $  6.76      $(.29)      $   --        $ (.29)      $20.04     49.95%
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)       13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)       25.88     32.53
12/31/06    16.67       .41             4.95            5.36       (.32)        (.15)         (.47)       21.56     32.88
12/31/05    13.96       .33             2.58            2.91       (.20)          --          (.20)       16.67     21.10
CLASS 2
12/31/09    13.47       .29             6.38            6.67       (.25)          --          (.25)       19.89     49.65
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)       13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)       25.69     32.21
12/31/06    16.56       .36             4.92            5.28       (.29)        (.15)         (.44)       21.40     32.59
12/31/05    13.89       .29             2.56            2.85       (.18)          --          (.18)       16.56     20.74

Blue Chip Income and Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ 6.67      $.16           $ 1.71          $ 1.87      $(.17)       $  --         $(.17)      $ 8.37     28.18%
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)        6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)       11.53      2.25
12/31/06    10.91       .20             1.63            1.83       (.16)        (.61)         (.77)       11.97     17.73
12/31/05    10.26       .18              .59             .77       (.12)          --          (.12)       10.91      7.57
CLASS 2
12/31/09     6.62       .14             1.70            1.84       (.15)          --          (.15)        8.31     27.97
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)        6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)       11.45      2.03
12/31/06    10.83       .17             1.61            1.78       (.13)        (.61)         (.74)       11.87     17.42
12/31/05    10.20       .15              .58             .73       (.10)          --          (.10)       10.83      7.24

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $ 6,565       .35%       .35%        .91%
12/31/08      4,768       .33        .30        1.23
12/31/07      5,051       .33        .30        1.00
12/31/06      3,503       .34        .31        1.14
12/31/05      3,709       .35        .32         .87
CLASS 2
12/31/09     18,201       .60        .60         .66
12/31/08     13,383       .58        .55         .95
12/31/07     25,359       .58        .55         .74
12/31/06     23,122       .59        .56         .89
12/31/05     18,343       .60        .57         .64
CLASS 3
12/31/09        230       .53        .53         .72
12/31/08        198       .51        .48        1.02
12/31/07        425       .51        .48         .81
12/31/06        451       .52        .49         .95
12/31/05        499       .53        .50         .69

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09     $2,851       .54%       .54%       1.70%
12/31/08      1,864       .52        .48        2.42
12/31/07      1,708       .52        .47        1.82
12/31/06      1,648       .54        .49        1.99
12/31/05      1,599       .57        .52        1.92
CLASS 2
12/31/09      6,411       .79        .79        1.48
12/31/08      4,901       .77        .72        2.16
12/31/07      9,719       .77        .72        1.55
12/31/06      7,260       .79        .74        1.72
12/31/05      4,790       .82        .77        1.64
CLASS 3
12/31/09         68       .72        .72        1.54
12/31/08         57       .70        .65        2.25
12/31/07        123       .70        .65        1.64
12/31/06        120       .72        .67        1.81
12/31/05        116       .75        .70        1.74

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09     $  500       .82%       .82%       2.02%
12/31/08        253       .81        .73        2.18
12/31/07        261       .82        .74        1.92
12/31/06        126       .88        .80        2.19
12/31/05         88       .92        .85        2.22
CLASS 2
12/31/09      1,492      1.07       1.07        1.78
12/31/08      1,044      1.06        .98        1.94
12/31/07      1,875      1.07        .99        1.69
12/31/06      1,175      1.13       1.05        1.93
12/31/05        677      1.17       1.10        1.97

Blue Chip Income and Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09     $  408       .44%       .44%       2.26%
12/31/08        220       .43        .39        2.48
12/31/07        143       .42        .38        1.95
12/31/06        159       .43        .39        1.75
12/31/05        135       .45        .41        1.73
CLASS 2
12/31/09      3,344       .69         69        2.06
12/31/08      2,602       .68        .64        2.10
12/31/07      4,274       .67        .63        1.70
12/31/06      3,937       .68        .64        1.50
12/31/05      3,029       .70        .66        1.48

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  75
                                                                             ---


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 6.68      $.20           $ 2.47          $ 2.67      $(.21)      $   --         $(.21)      $ 9.14     40.11%
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)        6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)       11.78     13.04
12/31/06/4/    10.00       .14              .91            1.05       (.07)          --          (.07)       10.98     10.49
CLASS 2
12/31/09        6.67       .18             2.46            2.64       (.19)          --          (.19)        9.12     39.72
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)        6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)       11.75     12.67
12/31/06/4/    10.00       .11              .92            1.03       (.06)          --          (.06)       10.97     10.30

Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $24.25      $.49          $  7.13         $  7.62      $(.50)      $   --        $ (.50)      $31.37     31.54%
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)       24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)       42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)       42.43     15.51
12/31/05       36.81       .62             1.61            2.23       (.58)        (.15)         (.73)       38.31      6.08
CLASS 2
12/31/09       24.11       .42             7.09            7.51       (.44)          --          (.44)       31.18     31.24
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)       24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)       42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)       42.19     15.20
12/31/05       36.64       .53             1.60            2.13       (.50)        (.15)         (.65)       38.12      5.83
CLASS 3
12/31/09       24.27       .45             7.12            7.57       (.45)          --          (.45)       31.39     31.30
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)       24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)       42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)       42.42     15.30
12/31/05       36.80       .56             1.61            2.17       (.51)        (.15)         (.66)       38.31      5.88

International Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $10.92      $.36            $4.04           $4.40      $(.19)      $ (.21)        $(.40)      $14.92     40.38%
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.28
CLASS 2
12/31/09       10.92       .26             4.10            4.36       (.17)        (.21)         (.38)       14.90     40.04
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.27

Asset Allocation Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $12.16      $.35           $ 2.59          $ 2.94      $(.35)      $   --        $ (.35)      $14.75     24.27%
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)       12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)       18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)       18.34     14.96
12/31/05       15.49       .41             1.05            1.46       (.39)          --          (.39)       16.56      9.45
CLASS 2
12/31/09       12.08       .32             2.56            2.88       (.31)          --          (.31)       14.65     23.98
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)       12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)       18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)       18.23     14.66
12/31/05       15.42       .37             1.04            1.41       (.36)          --          (.36)       16.47      9.14
CLASS 3
12/31/09       12.17       .33             2.57            2.90       (.32)          --          (.32)       14.75     23.95
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)       12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)       18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)       18.34     14.75
12/31/05       15.49       .38             1.05            1.43       (.36)          --          (.36)       16.56      9.26

Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 9.45      $.42           $  .80          $ 1.22      $(.34)      $   --         $(.34)      $10.33     12.83%
12/31/08       11.14       .61            (1.64)          (1.03)      (.63)        (.03)         (.66)        9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)       11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)       11.64      7.31
12/31/05       11.57       .60             (.40)            .20       (.46)          --          (.46)       11.31      1.77
CLASS 2
12/31/09        9.36       .40              .79            1.19       (.32)          --          (.32)       10.23     12.61
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)        9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)       11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)       11.53      6.99
12/31/05       11.48       .57             (.39)            .18       (.44)          --          (.44)       11.22      1.59

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/09        $  160      .63%       .63%        2.63%
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
12/31/06/4/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/09         1,951      .88        .88         2.42
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/4/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $ 8,142      .29%       .29%        1.83%
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
CLASS 2
12/31/09        16,220      .54        .54         1.60
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
CLASS 3
12/31/09           225      .47        .47         1.68
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50

International Growth and Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09           $28      .74%       .74%        2.74%
12/31/08/6/         12      .09        .08          .14
CLASS 2
12/31/09            99      .99        .99         1.89
12/31/08/6/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09        $4,151      .32%       .32%        2.65%
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
CLASS 2
12/31/09         5,537      .58        .58         2.45
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
CLASS 3
12/31/09            44      .51        .51         2.53
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09        $3,775      .39%       .39%        4.19%
12/31/08         2,090      .40        .36         5.84
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
CLASS 2
12/31/09         4,635      .64        .64         4.00
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06

----
76  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $10.68      $.45            $ .62           $1.07       $(.18)      $  --         $(.18)      $11.57     10.04%
12/31/08       10.83       .48             (.09)            .39        (.54)         --/7/       (.54)       10.68      3.60
12/31/07       10.18       .49              .47             .96        (.31)         --          (.31)       10.83      9.54
12/31/06/8/    10.00       .10              .15             .25        (.07)         --          (.07)       10.18      2.52
CLASS 2
12/31/09       10.66       .42              .61            1.03        (.16)         --          (.16)       11.53      9.69
12/31/08       10.81       .44             (.07)            .37        (.52)         --/7/       (.52)       10.66      3.48
12/31/07       10.17       .47              .47             .94        (.30)         --          (.30)       10.81      9.23
12/31/06/9/    10.00       .06              .18             .24        (.07)         --          (.07)       10.17      1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 8.05      $.75           $ 2.41          $ 3.16      $ (.72)       $ --        $ (.72)      $10.49     39.45%
12/31/08       11.65       .87            (3.64)          (2.77)       (.83)         --          (.83)        8.05    (23.74)
12/31/07       12.90       .95             (.72)            .23       (1.48)         --         (1.48)       11.65      1.62
12/31/06       12.41       .92              .37            1.29        (.80)         --          (.80)       12.90     10.89
12/31/05       12.89       .85             (.55)            .30        (.78)         --          (.78)       12.41      2.46
CLASS 2
12/31/09        7.99       .71             2.39            3.10        (.70)         --          (.70)       10.39     38.94
12/31/08       11.55       .84            (3.60)          (2.76)       (.80)         --          (.80)        7.99    (23.84)
12/31/07       12.79       .91             (.72)            .19       (1.43)         --         (1.43)       11.55      1.33
12/31/06       12.32       .89              .36            1.25        (.78)         --          (.78)       12.79     10.59
12/31/05       12.81       .81             (.55)            .26        (.75)         --          (.75)       12.32      2.20
CLASS 3
12/31/09        8.07       .73             2.42            3.15        (.71)         --          (.71)       10.51     39.14
12/31/08       11.65       .86            (3.64)          (2.78)       (.80)         --          (.80)        8.07    (23.76)
12/31/07       12.88       .92             (.72)            .20       (1.43)         --         (1.43)       11.65      1.40
12/31/06       12.39       .90              .36            1.26        (.77)         --          (.77)       12.88     10.66
12/31/05       12.87       .82             (.55)            .27        (.75)         --          (.75)       12.39      2.25

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $12.29      $.37            $(.03)           $.34       $(.34)      $(.11)        $(.45)      $12.18      2.79%
12/31/08       11.73       .50              .41             .91        (.35)         --          (.35)       12.29      7.84
12/31/07       11.87       .58              .20             .78        (.92)         --          (.92)       11.73      6.83
12/31/06       11.91       .55             (.10)            .45        (.49)         --          (.49)       11.87      3.95
12/31/05       12.07       .48             (.16)            .32        (.48)         --          (.48)       11.91      2.70
CLASS 2
12/31/09       12.20       .34             (.03)            .31        (.32)       (.11)         (.43)       12.08      2.50
12/31/08       11.65       .47              .41             .88        (.33)         --          (.33)       12.20      7.63
12/31/07       11.79       .54              .19             .73        (.87)         --          (.87)       11.65      6.49
12/31/06       11.83       .51             (.09)            .42        (.46)         --          (.46)       11.79      3.75
12/31/05       12.00       .45             (.16)            .29        (.46)         --          (.46)       11.83      2.41
CLASS 3
12/31/09       12.30       .36             (.04)            .32        (.32)       (.11)         (.43)       12.19      2.58
12/31/08       11.74       .48              .41             .89        (.33)         --          (.33)       12.30      7.66
12/31/07       11.86       .55              .20             .75        (.87)         --          (.87)       11.74      6.63
12/31/06       11.89       .52             (.09)            .43        (.46)         --          (.46)       11.86      3.80
12/31/05       12.05       .46             (.16)            .30        (.46)         --          (.46)       11.89      2.50

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $11.44     $(.01)           $  --/7/        $(.01)      $(.03)      $  --/7/      $(.03)      $11.40      (.10)%
12/31/08       11.40       .24               --/7/          .24        (.20)         --          (.20)       11.44      2.15
12/31/07       11.62       .57               --/7/          .57        (.79)         --          (.79)       11.40      4.95
12/31/06       11.31       .54               --/7/          .54        (.23)         --          (.23)       11.62      4.81
12/31/05       11.09       .33               --/7/          .33        (.11)         --          (.11)       11.31      2.97
CLASS 2
12/31/09       11.38      (.04)              --/7/         (.04)       (.02)         --/7/       (.02)       11.32      (.33)
12/31/08       11.35       .20              .02             .22        (.19)         --          (.19)       11.38      1.90
12/31/07       11.56       .54               --/7/          .54        (.75)         --          (.75)       11.35      4.73
12/31/06       11.26       .51               --/7/          .51        (.21)         --          (.21)       11.56      4.59
12/31/05       11.05       .30               --/7/          .30        (.09)         --          (.09)       11.26      2.68
CLASS 3
12/31/09       11.44      (.03)            (.01)           (.04)       (.02)         --/7/       (.02)       11.38      (.31)
12/31/08       11.40       .22              .01             .23        (.19)         --          (.19)       11.44      1.99
12/31/07       11.60       .55               --/7/          .55        (.75)         --          (.75)       11.40      4.83
12/31/06       11.29       .52               --/7/          .52        (.21)         --          (.21)       11.60      4.64
12/31/05       11.07       .30               --/7/          .30        (.08)         --          (.08)       11.29      2.74

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $  162       .59%       .59%        4.06%
12/31/08          111       .59        .53         4.36
12/31/07           28       .61        .55         4.61
12/31/06/8/        12       .15        .13         1.00
CLASS 2
12/31/09        1,203       .84        .84         3.79
12/31/08          802       .84        .79         4.06
12/31/07          279       .86        .80         4.41
12/31/06/9/        15       .13        .12          .60

High-Income Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $  635       .48%       .48%        7.86%
12/31/08          340       .48        .43         8.22
12/31/07          308       .48        .44         7.41
12/31/06          293       .49        .45         7.36
12/31/05          309       .50        .46         6.76
CLASS 2
12/31/09        1,063       .74        .74         7.62
12/31/08          780       .73        .68         7.92
12/31/07          996       .73        .69         7.17
12/31/06          832       .74        .70         7.12
12/31/05          590       .75        .71         6.55
CLASS 3
12/31/09           24       .67        .67         7.69
12/31/08           18       .66        .61         7.96
12/31/07           28       .66        .62         7.21
12/31/06           34       .67        .63         7.19
12/31/05           37       .68        .64         6.58

U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------
CLASS 1
12/31/09       $  999       .41%       .41%        2.99%
12/31/08          496       .43        .38         4.17
12/31/07          211       .46        .41         4.83
12/31/06          218       .47        .42         4.64
12/31/05          252       .47        .43         3.99
CLASS 2
12/31/09        1,561       .66        .66         2.79
12/31/08        1,219       .68        .64         3.93
12/31/07          597       .71        .66         4.58
12/31/06          402       .72        .67         4.40
12/31/05          341       .72        .68         3.75
CLASS 3
12/31/09           27       .59        .59         2.91
12/31/08           33       .61        .57         4.03
12/31/07           29       .64        .59         4.65
12/31/06           32       .65        .60         4.45
12/31/05           39       .65        .61         3.81

Cash Management Fund
------------------------------------------------------------------------------------
CLASS 1
12/31/09       $  105       .33%       .33%        (.08)%
12/31/08          158       .32        .29         2.07
12/31/07          112       .33        .30         4.88
12/31/06           98       .33        .30         4.74
12/31/05           75       .33        .30         2.91
CLASS 2
12/31/09          664       .58        .58         (.33)
12/31/08        1,023       .57        .54         1.73
12/31/07          452       .58        .55         4.61
12/31/06          282       .58        .55         4.52
12/31/05          153       .58        .55         2.71
CLASS 3
12/31/09           17       .51        .51         (.27)
12/31/08           25       .50        .47         1.91
12/31/07           20       .51        .48         4.70
12/31/06           18       .51        .48         4.53
12/31/05           16       .51        .48         2.70

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  77
                                                                             ---


                                                       Year ended December 31
                                                   -------------------------------
Portfolio turnover rate for all classes of shares  2009  2008  2007  2006    2005
-------------------------------------------------  ---- ----   ----  ----    ----

   Global Discovery Fund                            60%  46%     50%   31%     53%
   Global Growth Fund                               43   38      38    31      26
   Global Small Capitalization Fund                 55   47      49    50      47
   Growth Fund                                      37   26      40    35      29
   International Fund                               46   52      41    29      40
   New World Fund                                   25   32      34    32      26
   Blue Chip Income and Growth Fund                 22   24      27    21      33
   Global Growth and Income Fund                    47   36      36     8/4/   --
   Growth-Income Fund                               24   31      24    25      20
   International Growth and Income Fund             21   --/6/   --    --      --
   Asset Allocation Fund                            41   36      29    38      23
   Bond Fund                                       125   63      57    57      46
   Global Bond Fund                                 86  118      85     7/8/   --
   High-Income Bond Fund                            47   29      32    35      35
   U.S. Government/AAA-Rated Securities Fund       100  108      91    76      86
   Cash Management Fund                             --   --      --    --      --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From May 1, 2006, commencement of operations.

/5/Annualized.

/6/From November 18, 2008, commencement of operations.

/7/Amount less than $.01.

/8/From October 4, 2006, commencement of operations.

/9/From November 6, 2006, when Class 2 shares were first issued.

----
78  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds' performance during their last fiscal year, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext.65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INAFPR-995-0510P Printed in USA CGD/AFD/8024. Investment Company File No. 811-3857

The Capital Group Companies
American Funds   Capital Research and Management   Capital International    Capital Guardian   Capital Bank and Trust

<PLAINTEXT>

[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

Growth Fund                        High-Income Bond Fund
International Fund                 U.S. Government/AAA-Rated Securities Fund
Growth-Income Fund                 Cash Management Fund
Asset Allocation Fund

PROSPECTUS

Class 3 shares

May 1, 2010

                   Summaries
                1  Growth Fund
                4  International Fund
                7  Growth-Income Fund
               10  Asset Allocation Fund
               13  High-Income Bond Fund
               16  U.S. Government/AAA-Rated Securities Fund
               19  Cash Management Fund
               21  Investment objectives, strategies and risks
               27  Management and organization
               31  Purchases and redemptions of shares
               32  Plans of distribution
               32  Distributions and taxes
               33  Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.33%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.53

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $54    $170    $296     $665

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Capital Appreciation Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                    [CHART]

 2000     2001    2002    2003    2004   2005   2006    2007    2008     2009
 ----     ----    ----    ----    ----   ----   ----    ----    ----     ----
 4.53%  -18.08%  -24.41% 36.90%  12.56% 16.28% 10.29%  12.44%  -43.93%  39.51%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.79% (quarter ended December 31, 2001)
LOWEST   -27.15% (quarter ended September 30, 2001)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS* LIFETIME*
------------------------------------------------------------------------------
Fund                                        39.51%  2.44%     1.19%    12.21%
S&P 500 (reflects no deduction for fees,
 expenses or taxes)                         26.47   0.42     -0.95     10.63
Lipper Capital Appreciation Funds Index
 (reflects no deduction for fees or taxes)  37.36   3.05     -0.57      9.12
Lipper Growth Funds Index (reflects no
 deduction for fees or taxes)               35.91   0.02     -2.49      8.69

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM                7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      4 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    3 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                      7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.50%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.72

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $74    $230    $401     $894

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                    [CHART]

 2000    2001     2002    2003   2004   2005    2006    2007    2008   2009
 -----   -----    -----   -----  -----  -----   -----  ------  ------ ------
-21.99% -19.88%  -14.73% 34.88%  19.48% 21.54%  19.07% 20.10%  -42.10% 43.25%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.48% (quarter ended June 30, 2009)
LOWEST   -20.85% (quarter ended December 31, 2008)

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                   1 YEAR 5 YEARS 10 YEARS* LIFETIME*
---------------------------------------------------------------------------------

Fund                                           43.25%  7.59%    2.16%     9.00%
MSCI All Country World ex USA Index (reflects
 no deduction for fees, expenses or taxes)     42.14   6.30     3.12      6.47
Lipper International Funds Index (reflects no
 deduction for fees or taxes)                  35.30   4.88     1.95      6.70

* Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              4 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        3 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                4 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.28%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.47

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $48    $151    $263     $591

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss.

INCOME STOCKS RISKS -- Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Growth & Income Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                    [CHART]

 2000   2001     2002    2003    2004   2005    2006   2007    2008     2009
 ----   ----     ----    ----    ----   ----    ----   ----    ----     ----
 8.05%  2.59%   -18.29%  32.52% 10.46%  5.88%  15.30%  5.12%  -37.78%  31.30%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.91% (quarter ended June 30, 2003)
LOWEST   -21.96% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR 5 YEARS 10 YEARS* LIFETIME*
--------------------------------------------------------------------------------

Fund                                          31.30%  0.95%     3.35%    10.74%
S&P 500 (reflects no deduction for fees,
 expenses or taxes)                           26.47   0.42     -0.95     10.63
Lipper Growth & Income Funds Index (reflects
 no deduction for fees or taxes)              29.10   0.75      1.20      9.45

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON                        26 years              Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL                       5 years               Senior Vice President - Capital Research Global Investors
President and Trustee
-----------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD                    11 years              Senior Vice President - Capital Research Global Investors
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                         4 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                  16 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                        5 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                             ---


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.31%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.51

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $52    $164    $285     $640

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately 70% invested in equity securities, 23% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


MARKET RISKS -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

ASSET ALLOCATION RISK -- The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The
Citigroup Broad Investment-Grade (BIG) Bond Index reflect market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                    [CHART]

2000   2001     2002    2003   2004   2005   2006  2007   2008   2009
----   ----     ----    ----   ----   ----   ----  ----   ----   ----
4.43%  0.59%  -12.35%  21.92%  8.34%  9.26% 14.75% 6.56% -29.39% 23.95%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.19% (quarter ended June 30, 2003)
LOWEST   -16.31% (quarter ended December 31, 2008)

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS* LIFETIME*
------------------------------------------------------------------------------

Fund                                        23.95%  3.18%     3.58%    7.68%
S&P 500 (reflects no deduction for fees,
 expenses or taxes)                         26.47   0.42     -0.95     8.25
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for fees, expenses
 or taxes)                                   5.93   4.97      6.33     6.98
Citigroup Broad Investment-Grade (BIG)
 Bond Index (reflects no deduction for
 fees, expenses or taxes)                    5.06   5.22      6.47     7.09

* Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ALAN N. BERRO                       10 years              Senior Vice President - Capital World Investors
   Senior Vice President
------------------------------------------------------------------------------------------------------------------------
   JEFFREY T. LAGER                    3 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
   JAMES R. MULALLY                    4 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   EUGENE P. STEIN                     2 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.47%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.67

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $68    $214    $373     $835

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET RISKS -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The fund has selected the Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap
to replace the Credit Suisse High Yield Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital
U.S. Corporate High Yield Index 2% Issuer Cap better reflects the market sectors and securities in which the fund primarily invests than the Credit
Suisse High Yield Index. The Citigroup Broad Investment-Grade (BIG) Bond Index
reflects the market sectors and securities in which the fund primarily invests and the Lipper High Current Yield Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                    [CHART]

 2000   2001    2002    2003   2004   2005    2006   2007    2008      2009
------  -----  ------  ------  -----  -----  ------  -----  -------   -----
-3.23%  7.82%  -1.69%  29.55%  9.66%  2.25%  10.66%  1.40%  -23.76%   39.14%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.16% (quarter ended June 30, 2009)
LOWEST   -16.05% (quarter ended December 31, 2008)

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                                           1 YEAR 5 YEARS 10 YEARS* LIFETIME*
---------------------------------------------------------------------------------------------------------

Fund                                                                   39.14%  4.01%    5.90%     9.31%
Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap
 (reflects no deduction for fees, expenses or taxes)                   58.76   6.49     6.87       N/A
Credit Suisse High Yield Index (reflects no deduction for fees,
 expenses or taxes)                                                    54.22   5.99     7.07       N/A
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no
 deduction for fees, expenses or taxes)                                 5.06   5.22     6.47      8.35
Lipper High Current Yield Funds Index (reflects no deduction for fees
 or taxes)                                                             49.49   4.27     4.13      7.48

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ABNER D. GOLDSTINE                  12 years              Senior Vice President - Fixed Income, Capital Research and
   Senior Vice President                                     Management Company
------------------------------------------------------------------------------------------------------------------------
   DAVID C. BARCLAY                    17 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   DAVID A. DAIGLE                      1 year               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
   MARCUS B. LINDEN                    3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.39%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.59

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $60    $189    $329     $738

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INTEREST RATE RISKS -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and the income generated by, most debt securities held by the

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

SECURITIES BACKED BY THE U.S. TREASURY -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

PREPAYMENT RISKS RELATED TO ASSET-BACKED SECURITIES -- Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET RISKS -- The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
General U.S. Government Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The
Consumer Price Index provides a comparison of the fund's results to inflation.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                      [CHART]

    2000   2001   2002   2003   2004   2005   2006   2007   2008    2009
   ------ ------ ------ ------ ------ ------ ------ ------  -----   ----
   11.49%  7.05%  9.26%  2.33%  3.41%  2.50%  3.80%  6.63%  7.66%   2.58%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.17% (quarter ended December 31, 2008)
LOWEST   -1.77% (quarter ended June 30, 2004)

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                                         ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                            1 YEAR 5 YEARS 10 YEARS* LIFETIME*
------------------------------------------------------------------------------------------

Fund                                                     2.58%  4.61%    5.63%     6.68%
Citigroup Treasury/Govt. Sponsored/Mortgage Index
 (reflects no deduction for fees, expenses or taxes)     1.63   5.35     6.35      7.57
Lipper General U.S. Government Funds Average (reflects
 no deduction for fees or taxes)                         1.25   3.82     5.28      6.30
CPI                                                      2.72   2.56     2.52      2.88

* Lifetime results are from December 1, 1985, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
----------------------------------------------------------------------------------------------------------------------------

   JOHN H. SMET                        18 years              Senior Vice President - Fixed Income, Capital Research and
   Senior Vice President                                     Management Company
----------------------------------------------------------------------------------------------------------------------------
   THOMAS H. HOGH                      13 years              Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
   FERGUS N. MACDONALD             Less than 1 year          Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

   WESLEY K.-S. PHOA               Less than 1 year          Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.51

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $52    $164    $285     $640

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

PRINCIPAL RISKS

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INTEREST RATE RISKS -- The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

CREDIT AND LIQUIDITY SUPPORT RISKS -- Some of the securities held by the fund may have credit and liquidity support features. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

MARKET RISKS -- Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                    [CHART]

  2000   2001   2002   2003   2004   2005   2006   2007   2008    2009
  -----  -----  -----  -----  -----  -----  -----  -----  -----   -----
  5.85%  3.48%  1.06%  0.49%  0.77%  2.74%  4.64%  4.83%  1.99%   -0.31%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   1.52% (quarter ended December 31, 2000)
LOWEST   -0.09% (quarter ended December 31, 2009)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS  1 YEAR 5 YEARS 10 YEARS* LIFETIME*
----------------------------------------------------------------
           Fund               -0.31%  2.76%    2.53%     4.43%

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND

The fund's investment objective is to provide you with growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest a portion of its assets in securities of issuers domiciled outside the United States. In addition to the risks described above, investments in securities issued by entities based outside the United States may be affected by currency controls;
different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEBT SECURITIES -- The fund may invest in debt securities, including a portion of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard & Poor's
Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."
The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                             ---


distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in common stocks of companies located outside the
United States.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

INVESTING OUTSIDE THE UNITED STATES -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES -- The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper International
Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the fund may involve large price swings and potential for loss. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the
United States. Investments in securities issued by entities based outside the
United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the
United States may also be subject to many of these risks.

DEBT SECURITIES -- The fund may also invest in bonds and other debt securities.
The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds
Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately 70% invested in equity securities, 23% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

DEBT SECURITIES -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

HIGH YIELD BONDS -- The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody's Investors Service and
BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Standard &
Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

HIGH YIELD BONDs -- The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds."

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.

DEBT SECURITIES -- Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.
The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Corporate High Yield Index 2%
Issuer Cap covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Credit Suisse High Yield
Index is designed to mirror the investable universe of the U.S.
dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Citigroup Broad Investment-Grade (BIG) Bond
Index is a market capitalization-weighted index that includes fixed-rate U.S.
Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer.
This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper High Current Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

MORTGAGE-BACKED SECURITIES -- The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected resulting in an extension of the term of the security backed by such mortgages.

DEBT SECURITIES -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem,
"call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

SECURITIES BACKED BY THE U.S. TREASURY -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Citigroup Treasury/Government Sponsored/Mortgage
Index is a market capitalization-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

MONEY MARKET INSTRUMENTS -- Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside of the United
States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States. Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of International Growth and Income Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the investment advisory and service agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority
to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


shareholders pre-approved this arrangement at a meeting of shareholders on
November 24, 2009. There is no assurance that Capital Research and Management
Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2010 or early
2011; however, the series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 26 years (since the    Capital Research
                            fund's inception) BLUE CHIP    Global Investors
                            INCOME AND GROWTH              Investment
                            FUND -- 9 years (since the     professional for 48
                            fund's inception)              years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
PRESIDENT AND TRUSTEE       counselor for: GROWTH-INCOME   President --
                            FUND -- 5 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 25
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: ASSET           President --
                            ALLOCATION FUND -- 10 years    Capital World
                                                           Investors
                                                           Investment
                                                           professional for 24
                                                           years in total; 19
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 12    Income, Capital
                            years                          Research and
                                                           Management Company
                                                           Investment
                                                           professional for 58
                                                           years in total; 43
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for:                 President --
                            GROWTH-INCOME FUND -- 11       Capital Research
                            years BLUE CHIP INCOME AND     Global Investors
                            GROWTH FUND -- 9 years (since  Investment
                            the fund's inception)          professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                                  PRIMARY TITLE WITH
                                                                                  INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR                PORTFOLIO COUNSELOR'S ROLE                  (OR AFFILIATE)
   THE SERIES/TITLE (IF                      IN MANAGEMENT OF,                      AND INVESTMENT
       APPLICABLE)                     AND EXPERIENCE IN, THE FUND(S)                 EXPERIENCE
------------------------------------------------------------------------------------------------------

JOHN H. SMET                Serves as a fixed-income                              Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for: U.S.                         President -- Fixed
                            GOVERNMENT/AAA-RATED                                  Income, Capital
                            SECURITIES FUND -- 18 years                           Research and
                                                                                  Management Company
                                                                                  Investment
                                                                                  professional for 28
                                                                                  years in total; 27
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD                             President --
                            FUND -- 11 years (since the                           Capital World
                            fund's inception)                                     Investors
                                                                                  Investment
                                                                                  professional for 22
                                                                                  years in total; 19
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:                                        President --
                            INTERNATIONAL FUND -- 4                               Capital Research
                            years                                                 Global Investors
                            (since the fund's inception)                          Investment
                            INTERNATIONAL GROWTH AND INCOME FUND -- 2             professional for 16
                            years                                                 years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for: GLOBAL GROWTH                          President --
                            FUND -- 13 years (since the                           Capital World
                            fund's inception) NEW WORLD                           Investors
                            FUND -- 11 years (since the                           Investment
                            fund's inception)                                     professional for 25
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                            HIGH-INCOME BOND FUND -- 17                           Income, Capital
                            years NEW WORLD FUND -- 11                            Research and
                            years (since the fund's                               Management Company
                            inception) BOND FUND -- 12                            Investment
                            years                                                 professional for 29
                                                                                  years in total; 22
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DONNALISA PARKS BARNUM      Serves as an equity portfolio                         Senior Vice
                            counselor for: GROWTH                                 President --
                            FUND -- 7 years                                       Capital World
                                                                                  Investors
                                                                                  Investment
                                                                                  professional for 29
                                                                                  years in total; 24
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio                         Senior Vice
                            counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND -- 3                           Capital Research
                            years                                                 Global Investors
                                                                                  Investment
                                                                                  professional for 15
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL SMALL                           President --
                            CAPITALIZATION                                        Capital Research
                            FUND -- 12 years (since the                           Global Investors
                            fund's inception) GLOBAL                              Investment
                            DISCOVERY FUND -- 5 years                             professional for 39
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
DAVID A. DAIGLE             Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President - Fixed
                             HIGH-INCOME BOND FUND -- 1                           Income, Capital
                            year (plus 9 years of prior                           Research Company
                            experience as an investment                           Investment
                            analyst for the fund)                                 professional for 16
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income                              Senior Vice
                            portfolio counselor                                   President -- Fixed
                            for: BOND FUND -- 5                                   Income, Capital
                            years GLOBAL BOND FUND -- 4                           Research and
                            years (since the fund's                               Management Company
                            inception)                                            Investment
                                                                                  professional for 32
                                                                                  years in total; 22
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL SMALL                           President --
                            CAPITALIZATION FUND --  12                            Capital Research
                            years (since the fund's                               Global Investors
                            inception) GLOBAL DISCOVERY                           Investment
                            FUND -- 5 years                                       professional for 28
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL SMALL                           President --
                            CAPITALIZATION FUND --  7                             Capital Research
                            years GROWTH-INCOME FUND -- 4                         Global Investors
                            years                                                 Investment
                                                                                  professional for 17
                                                                                  years in total; 16
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income                              Senior Vice
                            portfolio counselor for: BOND                         President -- Fixed
                            FUND -- 3 years                                       Income, Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  Investment
                                                                                  professional for 22
                                                                                  years in total; 19
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                            GLOBAL BOND FUND -- 4 years                           Income, Capital
                            (since the fund's                                     Research Company
                            inception) U.S.                                       Investment
                            GOVERNMENT/AAA-RATED                                  professional for 23
                            SECURITIES FUND --13                                  years in total; 20
                            years BOND FUND -- 3 years                            years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- 16 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 37
                            FUND -- 9 years (since the     years in total; 35
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 4 years (since the     Investors
                            fund's inception) GROWTH       Investment
                            FUND -- 4 years                professional for 38
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH          President --
                            FUND -- 3 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 17
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio  Senior Vice
                            counselor for:  GROWTH         President --
                            FUND -- 5 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 27
                                                           years in total; 25
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 2       Capital Research
                            years (plus 4 years of prior   Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 12
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 3     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 15
                                                           years in total; 14
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 3     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 15
                                                           years in total; 14
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 3    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 28
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 3 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 15
                            AND INCOME FUND -- 2 years     years in total; 14
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Vice President,
                            portfolio counselor for:       Fixed-Income,
                            U.S. GOVERNMENT/AAA-RATED      Capital Research
                            SECURITIES FUND --Less than 1  Company
                            year                           Investment
                                                           professional for 18
                                                           years in total; 7
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH FUND -- 7 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 42
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            ASSET ALLOCATION FUND -- 4     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 2 years    Management Company
                                                           Investment
                                                           professional for 34
                                                           years in total; 30
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President,
                            U.S. GOVERNMENT/AAA-RATED      Fixed-Income,
                            SECURITIES FUND --Less than 1  Capital Research
                            year                           Company
                                                           Investment
                                                           professional for 17
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 2 years (since  Global Investors
                            the fund's inception)          Investment
                                                           professional for 16
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 2     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 39
                                                           years in total; 38
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 1 year                 Investors
                                                           Investment
                                                           professional for 17
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL FUND -- 4 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 13
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 8 years  Capital World
                            (plus 4 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 23
                            GROWTH AND INCOME              years in total; 20
                            FUND -- 4 years (since the     years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
PAUL A. WHITE               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 5 years  Capital World
                            (plus 5 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 21
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DYLAN J.YOLLES              Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH-INCOME FUND -- 5 years  Capital Research
                            (plus 5 years of prior         Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 13
                                                           years in total; 10
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                             ---


for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds will not calculate net asset values on days that the New York Stock Exchange is closed for trading.
Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of an investment in Class 2 and
Class 3 shares.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Discovery Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ 7.45      $.05           $ 3.78          $ 3.83      $(.08)       $  --        $ (.08)      $11.20     51.49%
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)        7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)       14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)       13.05     17.66
12/31/05    10.79       .14             1.05            1.19       (.11)        (.24)         (.35)       11.63     11.07
CLASS 2
12/31/09     7.43       .03             3.74            3.77       (.05)          --          (.05)       11.15     50.91
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)        7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)       14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)       13.00     17.41
12/31/05    10.76       .11             1.05            1.16       (.09)        (.24)         (.33)       11.59     10.80

Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $13.96      $.26           $ 5.67          $ 5.93      $(.28)       $  --        $ (.28)      $19.61     42.58%
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)       13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)       25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)       23.44     20.73
12/31/05    17.31       .28             2.19            2.47       (.15)          --          (.15)       19.63     14.37
CLASS 2
12/31/09    13.88       .22             5.64            5.86       (.24)          --          (.24)       19.50     42.30
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)       13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)       25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)       23.29     20.43
12/31/05    17.23       .23             2.18            2.41       (.12)          --          (.12)       19.52     14.07

Global Small Capitalization Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $11.18      $.09           $ 6.80          $ 6.89      $(.07)       $  --        $ (.07)      $18.00     61.63%
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)       11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)       27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)       24.87     24.35
12/31/05    17.14       .13             4.23            4.36       (.21)          --          (.21)       21.29     25.66
CLASS 2
12/31/09    11.03       .05             6.70            6.75       (.04)          --          (.04)       17.74     61.30
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)       11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)       26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)       24.64     24.05
12/31/05    17.02       .09             4.19            4.28       (.18)          --          (.18)       21.12     25.35

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 31        .61%       .61%        .59%
12/31/08        18        .60        .55        1.33
12/31/07        35        .60        .54        1.25
12/31/06        28        .62        .56        1.19
12/31/05        22        .61        .56        1.27
CLASS 2
12/31/09       192        .86        .86         .36
12/31/08       131        .85        .80        1.08
12/31/07       240        .85        .79         .98
12/31/06       151        .87        .81         .94
12/31/05        89        .86        .81        1.04

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $1,037        .56%       .56%       1.59%
12/31/08       675        .55        .50        2.37
12/31/07       684        .55        .50        2.06
12/31/06       278        .58        .53        1.95
12/31/05       206        .62        .57        1.56
CLASS 2
12/31/09     4,100        .82        .82        1.36
12/31/08     3,198        .80        .75        2.12
12/31/07     5,180        .80        .75        1.84
12/31/06     4,015        .83        .78        1.71
12/31/05     2,617        .87        .82        1.30

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09    $  604        .76%       .76%        .61%
12/31/08       306        .74        .67        1.01
12/31/07       369        .73        .66         .45
12/31/06       247        .77        .69         .82
12/31/05       231        .79        .73         .72
CLASS 2
12/31/09     2,678       1.01       1.01         .36
12/31/08     1,748        .99        .92         .70
12/31/07     3,975        .98        .91         .20
12/31/06     2,927       1.02        .94         .61
12/31/05     1,977       1.04        .97         .49

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $33.51      $.35          $ 12.94         $ 13.29      $(.35)      $   --        $ (.35)      $46.45     39.74%
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)       33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)       67.22     12.64
12/31/06    59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)       64.51     10.48
12/31/05    51.39       .46             8.00            8.46       (.49)          --          (.49)       59.36     16.50
CLASS 2
12/31/09    33.27       .25            12.84           13.09       (.26)          --          (.26)       46.10     39.41
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)       33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)       66.72     12.35
12/31/06    58.98       .54             5.43            5.97       (.49)        (.38)         (.87)       64.08     10.22
12/31/05    51.10       .34             7.92            8.26       (.38)          --          (.38)       58.98     16.19
CLASS 3
12/31/09    33.54       .28            12.95           13.23       (.28)          --          (.28)       46.49     39.51
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)       33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)       67.21     12.44
12/31/06    59.34       .59             5.46            6.05       (.51)        (.38)         (.89)       64.50     10.29
12/31/05    51.38       .37             7.98            8.35       (.39)          --          (.39)       59.34     16.28

International Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $12.22      $.24           $ 5.04          $ 5.28      $(.25)      $ (.08)       $ (.33)      $17.17     43.50%
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)       12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)       24.81     20.30
12/31/06    18.96       .41             3.21            3.62       (.38)        (.19)         (.57)       22.01     19.33
12/31/05    15.82       .32             3.11            3.43       (.29)          --          (.29)       18.96     21.75
CLASS 2
12/31/09    12.19       .21             5.01            5.22       (.22)        (.08)         (.30)       17.11     43.07
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)       12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)       24.72     20.02
12/31/06    18.92       .35             3.20            3.55       (.34)        (.19)         (.53)       21.94     18.98
12/31/05    15.79       .28             3.11            3.39       (.26)          --          (.26)       18.92     21.50
CLASS 3
12/31/09    12.23       .22             5.04            5.26       (.23)        (.08)         (.31)       17.18     43.25
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)       12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)       24.80     20.10
12/31/06    18.96       .37             3.20            3.57       (.34)        (.19)         (.53)       22.00     19.07
12/31/05    15.82       .29             3.11            3.40       (.26)          --          (.26)       18.96     21.54

New World Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $13.57      $.34          $  6.42         $  6.76      $(.29)      $   --        $ (.29)      $20.04     49.95%
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)       13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)       25.88     32.53
12/31/06    16.67       .41             4.95            5.36       (.32)        (.15)         (.47)       21.56     32.88
12/31/05    13.96       .33             2.58            2.91       (.20)          --          (.20)       16.67     21.10
CLASS 2
12/31/09    13.47       .29             6.38            6.67       (.25)          --          (.25)       19.89     49.65
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)       13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)       25.69     32.21
12/31/06    16.56       .36             4.92            5.28       (.29)        (.15)         (.44)       21.40     32.59
12/31/05    13.89       .29             2.56            2.85       (.18)          --          (.18)       16.56     20.74

Blue Chip Income and Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ 6.67      $.16           $ 1.71          $ 1.87      $(.17)       $  --         $(.17)      $ 8.37     28.18%
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)        6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)       11.53      2.25
12/31/06    10.91       .20             1.63            1.83       (.16)        (.61)         (.77)       11.97     17.73
12/31/05    10.26       .18              .59             .77       (.12)          --          (.12)       10.91      7.57
CLASS 2
12/31/09     6.62       .14             1.70            1.84       (.15)          --          (.15)        8.31     27.97
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)        6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)       11.45      2.03
12/31/06    10.83       .17             1.61            1.78       (.13)        (.61)         (.74)       11.87     17.42
12/31/05    10.20       .15              .58             .73       (.10)          --          (.10)       10.83      7.24

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $ 6,565       .35%       .35%        .91%
12/31/08      4,768       .33        .30        1.23
12/31/07      5,051       .33        .30        1.00
12/31/06      3,503       .34        .31        1.14
12/31/05      3,709       .35        .32         .87
CLASS 2
12/31/09     18,201       .60        .60         .66
12/31/08     13,383       .58        .55         .95
12/31/07     25,359       .58        .55         .74
12/31/06     23,122       .59        .56         .89
12/31/05     18,343       .60        .57         .64
CLASS 3
12/31/09        230       .53        .53         .72
12/31/08        198       .51        .48        1.02
12/31/07        425       .51        .48         .81
12/31/06        451       .52        .49         .95
12/31/05        499       .53        .50         .69

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09     $2,851       .54%       .54%       1.70%
12/31/08      1,864       .52        .48        2.42
12/31/07      1,708       .52        .47        1.82
12/31/06      1,648       .54        .49        1.99
12/31/05      1,599       .57        .52        1.92
CLASS 2
12/31/09      6,411       .79        .79        1.48
12/31/08      4,901       .77        .72        2.16
12/31/07      9,719       .77        .72        1.55
12/31/06      7,260       .79        .74        1.72
12/31/05      4,790       .82        .77        1.64
CLASS 3
12/31/09         68       .72        .72        1.54
12/31/08         57       .70        .65        2.25
12/31/07        123       .70        .65        1.64
12/31/06        120       .72        .67        1.81
12/31/05        116       .75        .70        1.74

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09     $  500       .82%       .82%       2.02%
12/31/08        253       .81        .73        2.18
12/31/07        261       .82        .74        1.92
12/31/06        126       .88        .80        2.19
12/31/05         88       .92        .85        2.22
CLASS 2
12/31/09      1,492      1.07       1.07        1.78
12/31/08      1,044      1.06        .98        1.94
12/31/07      1,875      1.07        .99        1.69
12/31/06      1,175      1.13       1.05        1.93
12/31/05        677      1.17       1.10        1.97

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09     $  408       .44%       .44%       2.26%
12/31/08        220       .43        .39        2.48
12/31/07        143       .42        .38        1.95
12/31/06        159       .43        .39        1.75
12/31/05        135       .45        .41        1.73
CLASS 2
12/31/09      3,344       .69         69        2.06
12/31/08      2,602       .68        .64        2.10
12/31/07      4,274       .67        .63        1.70
12/31/06      3,937       .68        .64        1.50
12/31/05      3,029       .70        .66        1.48

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                        Netgains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 6.68      $.20           $ 2.47          $ 2.67      $(.21)      $   --         $(.21)      $ 9.14     40.11%
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)        6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)       11.78     13.04
12/31/06/4/    10.00       .14              .91            1.05       (.07)          --          (.07)       10.98     10.49
CLASS 2
12/31/09        6.67       .18             2.46            2.64       (.19)          --          (.19)        9.12     39.72
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)        6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)       11.75     12.67
12/31/06/4/    10.00       .11              .92            1.03       (.06)          --          (.06)       10.97     10.30

Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $24.25      $.49          $  7.13         $  7.62      $(.50)      $   --        $ (.50)      $31.37     31.54%
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)       24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)       42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)       42.43     15.51
12/31/05       36.81       .62             1.61            2.23       (.58)        (.15)         (.73)       38.31      6.08
CLASS 2
12/31/09       24.11       .42             7.09            7.51       (.44)          --          (.44)       31.18     31.24
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)       24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)       42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)       42.19     15.20
12/31/05       36.64       .53             1.60            2.13       (.50)        (.15)         (.65)       38.12      5.83
CLASS 3
12/31/09       24.27       .45             7.12            7.57       (.45)          --          (.45)       31.39     31.30
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)       24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)       42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)       42.42     15.30
12/31/05       36.80       .56             1.61            2.17       (.51)        (.15)         (.66)       38.31      5.88

International Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $10.92      $.36            $4.04           $4.40      $(.19)      $ (.21)        $(.40)      $14.92     40.38%
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.28
CLASS 2
12/31/09       10.92       .26             4.10            4.36       (.17)        (.21)         (.38)       14.90     40.04
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.27

Asset Allocation Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $12.16      $.35           $ 2.59          $ 2.94      $(.35)      $   --        $ (.35)      $14.75     24.27%
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)       12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)       18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)       18.34     14.96
12/31/05       15.49       .41             1.05            1.46       (.39)          --          (.39)       16.56      9.45
CLASS 2
12/31/09       12.08       .32             2.56            2.88       (.31)          --          (.31)       14.65     23.98
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)       12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)       18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)       18.23     14.66
12/31/05       15.42       .37             1.04            1.41       (.36)          --          (.36)       16.47      9.14
CLASS 3
12/31/09       12.17       .33             2.57            2.90       (.32)          --          (.32)       14.75     23.95
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)       12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)       18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)       18.34     14.75
12/31/05       15.49       .38             1.05            1.43       (.36)          --          (.36)       16.56      9.26

Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 9.45      $.42           $  .80          $ 1.22      $(.34)      $   --         $(.34)      $10.33     12.83%
12/31/08       11.14       .61            (1.64)          (1.03)      (.63)        (.03)         (.66)        9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)       11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)       11.64      7.31
12/31/05       11.57       .60             (.40)            .20       (.46)          --          (.46)       11.31      1.77
CLASS 2
12/31/09        9.36       .40              .79            1.19       (.32)          --          (.32)       10.23     12.61
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)        9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)       11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)       11.53      6.99
12/31/05       11.48       .57             (.39)            .18       (.44)          --          (.44)       11.22      1.59

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09        $  160      .63%       .63%        2.63%
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
12/31/06/4/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/09         1,951      .88        .88         2.42
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/4/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $ 8,142      .29%       .29%        1.83%
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
CLASS 2
12/31/09        16,220      .54        .54         1.60
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
CLASS 3
12/31/09           225      .47        .47         1.68
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09           $28      .74%       .74%        2.74%
12/31/08/6/         12      .09        .08          .14
CLASS 2
12/31/09            99      .99        .99         1.89
12/31/08/6/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09        $4,151      .32%       .32%        2.65%
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
CLASS 2
12/31/09         5,537      .58        .58         2.45
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
CLASS 3
12/31/09            44      .51        .51         2.53
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09        $3,775      .39%       .39%        4.19%
12/31/08         2,090      .40        .36         5.84
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
CLASS 2
12/31/09         4,635      .64        .64         4.00
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $10.68      $.45            $ .62           $1.07       $(.18)       $ --         $(.18)      $11.57     10.04%
12/31/08       10.83       .48             (.09)            .39        (.54)         --/7/       (.54)       10.68      3.60
12/31/07       10.18       .49              .47             .96        (.31)         --          (.31)       10.83      9.54
12/31/06/8/    10.00       .10              .15             .25        (.07)         --          (.07)       10.18      2.52
CLASS 2
12/31/09       10.66       .42              .61            1.03        (.16)         --          (.16)       11.53      9.69
12/31/08       10.81       .44             (.07)            .37        (.52)         --/7/       (.52)       10.66      3.48
12/31/07       10.17       .47              .47             .94        (.30)         --          (.30)       10.81      9.23
12/31/06/9/    10.00       .06              .18             .24        (.07)         --          (.07)       10.17      1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ 8.05      $.75           $ 2.41          $ 3.16      $ (.72)       $ --        $ (.72)      $10.49     39.45%
12/31/08       11.65       .87            (3.64)          (2.77)       (.83)         --          (.83)        8.05    (23.74)
12/31/07       12.90       .95             (.72)            .23       (1.48)         --         (1.48)       11.65      1.62
12/31/06       12.41       .92              .37            1.29        (.80)         --          (.80)       12.90     10.89
12/31/05       12.89       .85             (.55)            .30        (.78)         --          (.78)       12.41      2.46
CLASS 2
12/31/09        7.99       .71             2.39            3.10        (.70)         --          (.70)       10.39     38.94
12/31/08       11.55       .84            (3.60)          (2.76)       (.80)         --          (.80)        7.99    (23.84)
12/31/07       12.79       .91             (.72)            .19       (1.43)         --         (1.43)       11.55      1.33
12/31/06       12.32       .89              .36            1.25        (.78)         --          (.78)       12.79     10.59
12/31/05       12.81       .81             (.55)            .26        (.75)         --          (.75)       12.32      2.20
CLASS 3
12/31/09        8.07       .73             2.42            3.15        (.71)         --          (.71)       10.51     39.14
12/31/08       11.65       .86            (3.64)          (2.78)       (.80)         --          (.80)        8.07    (23.76)
12/31/07       12.88       .92             (.72)            .20       (1.43)         --         (1.43)       11.65      1.40
12/31/06       12.39       .90              .36            1.26        (.77)         --          (.77)       12.88     10.66
12/31/05       12.87       .82             (.55)            .27        (.75)         --          (.75)       12.39      2.25

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $12.29      $.37            $(.03)           $.34       $(.34)      $(.11)        $(.45)      $12.18      2.79%
12/31/08       11.73       .50              .41             .91        (.35)         --          (.35)       12.29      7.84
12/31/07       11.87       .58              .20             .78        (.92)         --          (.92)       11.73      6.83
12/31/06       11.91       .55             (.10)            .45        (.49)         --          (.49)       11.87      3.95
12/31/05       12.07       .48             (.16)            .32        (.48)         --          (.48)       11.91      2.70
CLASS 2
12/31/09       12.20       .34             (.03)            .31        (.32)       (.11)         (.43)       12.08      2.50
12/31/08       11.65       .47              .41             .88        (.33)         --          (.33)       12.20      7.63
12/31/07       11.79       .54              .19             .73        (.87)         --          (.87)       11.65      6.49
12/31/06       11.83       .51             (.09)            .42        (.46)         --          (.46)       11.79      3.75
12/31/05       12.00       .45             (.16)            .29        (.46)         --          (.46)       11.83      2.41
CLASS 3
12/31/09       12.30       .36             (.04)            .32        (.32)       (.11)         (.43)       12.19      2.58
12/31/08       11.74       .48              .41             .89        (.33)         --          (.33)       12.30      7.66
12/31/07       11.86       .55              .20             .75        (.87)         --          (.87)       11.74      6.63
12/31/06       11.89       .52             (.09)            .43        (.46)         --          (.46)       11.86      3.80
12/31/05       12.05       .46             (.16)            .30        (.46)         --          (.46)       11.89      2.50

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $11.44     $(.01)           $  --/7/        $(.01)      $(.03)       $ --/7/      $(.03)      $11.40      (.10)%
12/31/08       11.40       .24               --/7/          .24        (.20)         --          (.20)       11.44      2.15
12/31/07       11.62       .57               --/7/          .57        (.79)         --          (.79)       11.40      4.95
12/31/06       11.31       .54               --/7/          .54        (.23)         --          (.23)       11.62      4.81
12/31/05       11.09       .33               --/7/          .33        (.11)         --          (.11)       11.31      2.97
CLASS 2
12/31/09       11.38      (.04)              --/7/         (.04)       (.02)         --/7/       (.02)       11.32      (.33)
12/31/08       11.35       .20              .02             .22        (.19)         --          (.19)       11.38      1.90
12/31/07       11.56       .54               --/7/          .54        (.75)         --          (.75)       11.35      4.73
12/31/06       11.26       .51               --/7/          .51        (.21)         --          (.21)       11.56      4.59
12/31/05       11.05       .30               --/7/          .30        (.09)         --          (.09)       11.26      2.68
CLASS 3
12/31/09       11.44      (.03)            (.01)           (.04)       (.02)         --/7/       (.02)       11.38      (.31)
12/31/08       11.40       .22              .01             .23        (.19)         --          (.19)       11.44      1.99
12/31/07       11.60       .55               --/7/          .55        (.75)         --          (.75)       11.40      4.83
12/31/06       11.29       .52               --/7/          .52        (.21)         --          (.21)       11.60      4.64
12/31/05       11.07       .30               --/7/          .30        (.08)         --          (.08)       11.29      2.74

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $  162       .59%       .59%        4.06%
12/31/08          111       .59        .53         4.36
12/31/07           28       .61        .55         4.61
12/31/06/8/        12       .15        .13         1.00
CLASS 2
12/31/09        1,203       .84        .84         3.79
12/31/08          802       .84        .79         4.06
12/31/07          279       .86        .80         4.41
12/31/06/9/        15       .13        .12          .60

High-Income Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $  635       .48%       .48%        7.86%
12/31/08          340       .48        .43         8.22
12/31/07          308       .48        .44         7.41
12/31/06          293       .49        .45         7.36
12/31/05          309       .50        .46         6.76
CLASS 2
12/31/09        1,063       .74        .74         7.62
12/31/08          780       .73        .68         7.92
12/31/07          996       .73        .69         7.17
12/31/06          832       .74        .70         7.12
12/31/05          590       .75        .71         6.55
CLASS 3
12/31/09           24       .67        .67         7.69
12/31/08           18       .66        .61         7.96
12/31/07           28       .66        .62         7.21
12/31/06           34       .67        .63         7.19
12/31/05           37       .68        .64         6.58

U.S. Government/AAA-Rated Securities Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $  999       .41%       .41%        2.99%
12/31/08          496       .43        .38         4.17
12/31/07          211       .46        .41         4.83
12/31/06          218       .47        .42         4.64
12/31/05          252       .47        .43         3.99
CLASS 2
12/31/09        1,561       .66        .66         2.79
12/31/08        1,219       .68        .64         3.93
12/31/07          597       .71        .66         4.58
12/31/06          402       .72        .67         4.40
12/31/05          341       .72        .68         3.75
CLASS 3
12/31/09           27       .59        .59         2.91
12/31/08           33       .61        .57         4.03
12/31/07           29       .64        .59         4.65
12/31/06           32       .65        .60         4.45
12/31/05           39       .65        .61         3.81

Cash Management Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $  105       .33%       .33%        (.08)%
12/31/08          158       .32        .29         2.07
12/31/07          112       .33        .30         4.88
12/31/06           98       .33        .30         4.74
12/31/05           75       .33        .30         2.91
CLASS 2
12/31/09          664       .58        .58         (.33)
12/31/08        1,023       .57        .54         1.73
12/31/07          452       .58        .55         4.61
12/31/06          282       .58        .55         4.52
12/31/05          153       .58        .55         2.71
CLASS 3
12/31/09           17       .51        .51         (.27)
12/31/08           25       .50        .47         1.91
12/31/07           20       .51        .48         4.70
12/31/06           18       .51        .48         4.53
12/31/05           16       .51        .48         2.70

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                       Year ended December 31
                                                   -------------------------------
Portfolio turnover rate for all classes of shares  2009  2008  2007  2006    2005
-------------------------------------------------  ---- ----   ----  ----    ----

   Global Discovery Fund                            60%  46%     50%   31%     53%
   Global Growth Fund                               43   38      38    31      26
   Global Small Capitalization Fund                 55   47      49    50      47
   Growth Fund                                      37   26      40    35      29
   International Fund                               46   52      41    29      40
   New World Fund                                   25   32      34    32      26
   Blue Chip Income and Growth Fund                 22   24      27    21      33
   Global Growth and Income Fund                    47   36      36     8/4/   --
   Growth-Income Fund                               24   31      24    25      20
   International Growth and Income Fund             21   --/6/   --    --      --
   Asset Allocation Fund                            41   36      29    38      23
   Bond Fund                                       125   63      57    57      46
   Global Bond Fund                                 86  118      85     7/8/   --
   High-Income Bond Fund                            47   29      32    35      35
   U.S. Government/AAA-Rated Securities Fund       100  108      91    76      86
   Cash Management Fund                             --   --      --    --      --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From May 1, 2006, commencement of operations.

/5/Annualized.

/6/From November 18, 2008, commencement of operations.

/7/Amount less than $.01.

/8/From October 4, 2006, commencement of operations.

/9/From November 6, 2006, when Class 2 shares were first issued.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds' performance during their last fiscal year, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext.65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

     INAFPR-989-0510P Printed in USA  Investment Company File No. 811-3857

The Capital Group Companies
American Funds   Capital Research and Management   Capital International    Capital Guardian   Capital Bank and Trust


                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information

                                May 1, 2010

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May
1, 2010. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

           CLASS 1 AND CLASS 2 SHARES OF:                 CLASS 3 SHARES OF:
-------------------------------------------------------------------------------
 Global Discovery Fund      Asset Allocation Fund       Growth Fund
 Global Growth Fund         Bond Fund                   International Fund
 Global Small               Global Bond Fund            Growth-Income Fund
 Capitalization Fund        High-Income Bond Fund       Asset Allocation Fund
 Growth Fund                U.S. Government/AAA-Rated   High-Income Bond Fund
 International Fund         Securities Fund             U.S.
 New World Fund             Cash Management Fund        Government/AAA-Rated
 Blue Chip and Income Fund                              Securities Fund
 Global Growth and Income                               Cash Management Fund
 Fund
 Growth-Income Fund
 International Growth and
 Income Fund
-------------------------------------------------------------------------------

Item                                                                  Page No.
----                                                                  --------

Investment portfolio
Financial statements

                   American Funds Insurance Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GLOBAL DISCOVERY FUND

     General

     .    The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Current income is a secondary consideration.

     Investing outside the U.S.

     .    Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United
          States, including securities denominated in currencies other than the
          U.S. dollar.

     Debt securities

     .    The fund may not invest in debt securities rated below Ca by Moody's
          Investors Service ("Moody's") and below CC by Standard & Poor's
          Corporation ("S&P") or in unrated securities determined to be of equivalent quality. Debt securities rated Ba1 or below by Moody's and
          BB+ or below by S&P or unrated securities that are determined to be of equivalent quality are known as "junk bonds" or high yield securities
          ("high yield").

GLOBAL GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies located around the world.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below by Moody's and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 2

GLOBAL SMALL CAPITALIZATION FUND

     Equity securities

     .    Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines "small market capitalization"
          companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P, or unrated but determined to be of equivalent quality.

GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

     Investing outside the U.S.

     .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated high yield.

INTERNATIONAL FUND

     General

     .    The fund invests primarily in common stocks of companies located outside the United States.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 3

NEW WORLD FUND

     General

     .    The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

     .    The fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

     Equity securities

     .    The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues
          (generally 20% or more) is attributable to developing countries.

     Debt securities

     .    The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     .    The fund may invest up to 25% of its assets in straight debt securities rated high yield.

BLUE CHIP INCOME AND GROWTH FUND

     General

     .    This fund will seek to produce income exceeding the average yield on
          U.S. stocks generally (as represented by the average yield on the S&P
          500) and to provide an opportunity for growth of principal consistent with sound common stock investing.

     Equity securities

     .    This fund will primarily invest in common stocks of larger U.S.-based companies (those with market capitalizations of $4 billion and above).

     .    This fund ordinarily will invest at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

     .    This fund ordinarily will invest at least 90% of equity assets in the stock of companies that pay regular dividends.

     .    This fund ordinarily will invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

     .    This fund will not invest in private placements of stock of companies.

                   American Funds Insurance Series -- Page 4

     .    This fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

     Investing outside the U.S.

     .    This fund may invest up to 10% of assets in common stocks of larger
          non-U.S. companies so long as they are listed or traded in the United
          States.

GLOBAL GROWTH AND INCOME FUND

     General

     .    The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of
          well-established companies located around the world.

     Investing outside the U.S.

     .    The fund may invest a majority of its assets outside the United
          States. For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S.
          dollars or whose issuers are domiciled in the United States.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 5% of its assets in straight debt securities rated high yield.

GROWTH-INCOME FUND

     General

     .    The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated high yield.

                   American Funds Insurance Series -- Page 5

INTERNATIONAL GROWTH AND INCOME FUND

     General

     .    The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States; however, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States or whose securities are primarily listed on U.S. securities exchanges. Accordingly, the fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. For purposes of this 90% limit, the fund will include holdings of cash and cash equivalents issued by both U.S. issuers and issuers domiciled outside the U.S. The fund may invest a portion of its assets in companies located in developing countries.

ASSET ALLOCATION FUND

     General

     .    The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

     Debt securities

     .    Up to 25% of the fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated high yield.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

     .    The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     General

     .    The fund will invest at least 80% of its assets in bonds. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

     .    The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.

                   American Funds Insurance Series -- Page 6

     Debt securities

     .    For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

     .    The fund will invest at least 35% of its assets in debt securities
          (including cash and cash equivalents) rated A3 or better by Moody's or
          A- or better by S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund will invest at least 65% of its assets in debt securities
          (including cash and cash equivalents) that are rated Baa3 or better by
          Moody's or BBB- or better by S&P or in unrated securities that are determined to be of equivalent quality. These securities are known as investment grade securities ("investment grade").

     .    The fund may invest up to 35% of its assets in debt securities rated high yield.

     Investing outside the U.S.

     .    The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in
          U.S. dollars.

GLOBAL BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities).

     .    Normally, the fund will invest substantially in debt securities rated investment grade.

     .    The fund may invest up to 35% of its assets in debt securities rated high yield.

HIGH-INCOME BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities.

     .    The fund will invest at least 65% of its assets in debt securities rated Ba1 or below by Moody's or BB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 7

     Equity and other securities

     .    The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     .    The fund generally will invest in securities with maturities in excess of three years.

     Investing outside the U.S.

     .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     .    The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S.
          government or debt securities that are rated Aaa by Moody's or AAA by
          S&P or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

     General

     .    The fund will invest in high quality money market instruments rated in the two highest quality short-term categories by at least two nationally recognized statistical rating organizations.

     Maturity

     .    The fund may purchase securities that mature or may be redeemed in 397 days, even if their original maturity is greater than one year.

                   American Funds Insurance Series -- Page 8

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Certain funds are eligible to invest in equity securities.
Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds' ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the funds' investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories
A or Baa (Moody's) and A or BBB (S&P) may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities

                   American Funds Insurance Series -- Page 9

     can be affected by financial contracts held by the issuer or third parties
     (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer's debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

                   American Funds Insurance Series -- Page 10

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- Global Discovery Fund, Global
Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund,
New World Fund, Global Growth and Income Fund, Growth-Income Fund, International
Growth and Income Fund and Asset Allocation Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S.
standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

INVESTING IN PRIVATE COMPANIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth
and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income Bond Fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING OUTSIDE THE U.S. -- Global Discovery Fund, Global Growth Fund, Global
Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue
Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund,
International Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global
Bond Fund and High-Income Bond Fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may

                   American Funds Insurance Series -- Page 11

involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;
changing local, regional and global economic, political and social conditions;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries.
The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the funds' investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts their principal operations.

U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of corporations or governmental entities outside the United States, provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Certain risk factors related to developing countries are discussed below:

     CURRENCY FLUCTUATIONS -- Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency
     Transactions" below.

                   American Funds Insurance Series -- Page 12

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds'
     investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty")
     through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries.
     There may also be a danger that, because of

                   American Funds Insurance Series -- Page 13

     uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION -- The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION -- The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

     FRAUDULENT SECURITIES -- Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

CURRENCY TRANSACTIONS -- Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Global
Growth and Income Fund, International Growth and Income Fund, Asset Allocation
Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Blue
Chip Income and Growth Fund and Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For all funds except Bond Fund, Global Bond Fund and High-Income Bond
Fund forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. Bond Fund, Global Bond
Fund and High-Income Bond Fund may also enter into foreign currency contracts not involving the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and
Exchange Commission (SEC).

Bond Fund, Global Bond Fund and High-Income Bond Fund may use forward currency contracts to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These funds may also enter into exchange-traded futures contracts relating to

                   American Funds Insurance Series -- Page 14

foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.

Bond Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter
("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund, Global Bond Fund and High-Income Bond
Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance.
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue Code may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the funds.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

                   American Funds Insurance Series -- Page 15

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund and
U.S. Government/AAA-Rated Securities Fund may also enter into "roll"
transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include The Federal Financing Bank
     (FFB), the Government National Mortgage Association (Ginnie Mae), the
     Veterans Administration (VA), the Federal Housing Administration (FHA), the
     Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation
     (OPIC), the Commodity Credit Corporation (CCC) and the Small Business
     Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

                   American Funds Insurance Series -- Page 16

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

GOVERNMENT SUPPORT FOR SHORT-TERM DEBT INSTRUMENTS -- Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity's website for further information on the specific program). Entities issuing obligations supported by these programs in which the funds invest must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

     TEMPORARY LIQUIDITY GUARANTEE PROGRAM -- The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions,
     U.S. bank holding companies and financial holding companies and certain
     U.S. savings and loan holding companies. The guarantee will cover all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may also issue debt that is not guaranteed by the FDIC. The guarantee will extend only until December 31,
     2012, even if the debt has not then matured.

     GOVERNMENT GUARANTEES OUTSIDE THE U.S. -- Various governments outside the
     U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally

                   American Funds Insurance Series -- Page 17

     permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

WARRANTS AND RIGHTS -- The funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

                   American Funds Insurance Series -- Page 18

INFLATION-INDEXED BONDS -- Asset Allocation Fund, Bond Fund, Global Bond Fund,
High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- The funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two nationally recognized statistical rating organizations (each, a "NRSRO"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management
Fund's assets may be invested in commercial paper rated in the second tier
(e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management
Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a description of the ratings.

                   American Funds Insurance Series -- Page 19

Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in thirteen months or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on
Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing
(bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in

                   American Funds Insurance Series -- Page 20

a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as "DIP financings"). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors'
claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund's only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The funds normally acquire loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the funds purchase assignments they acquire direct contractual rights against the borrower on the loan. The funds acquire the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the funds may not directly benefit from any collateral supporting the loan in which they have purchased the participation and the funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit<

                   American Funds Insurance Series -- Page 21

remedies. As a result, the funds will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the funds could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the funds could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REINSURANCE RELATED NOTES AND BONDS -- High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- Bond Fund, Global Bond Fund and U.S.
Government/ AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under

                   American Funds Insurance Series -- Page 22

these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case.

DIVERSIFICATION -- Global Bond Fund is a non-diversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a "diversified" investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer
(other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer.
However, such a limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the
United States, which are generally considered to be of higher credit quality than are private issuers domiciled outside the United States. Accordingly, such a limitation might increase the fund's investment risk. Although the fund is non-diversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See "Taxes and
Distributions".)

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

                   American Funds Insurance Series -- Page 23

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each applicable fund for fiscal year ended December
31, 2009 and 2008:

                                        FISCAL YEAR    PORTFOLIO TURNOVER RATE
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                       2009                 60%
                                            2008                 46
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                          2009                 43
                                            2008                 38
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND            2009                 55
                                            2008                 47
-------------------------------------------------------------------------------
GROWTH FUND                                 2009                 37
                                            2008                 26
-------------------------------------------------------------------------------
INTERNATIONAL FUND                          2009                 46
                                            2008                 52
-------------------------------------------------------------------------------
NEW WORLD FUND                              2009                 25
                                            2008                 32
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND            2009                 22
                                            2008                 24
-------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND               2009                 47
                                            2008                 36
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                          2009                 24
                                            2008                 31
-------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME FUND        2009                 21
                                            2008                 --
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                       2009                 41
                                            2008                 36
-------------------------------------------------------------------------------
BOND FUND*                                  2009                125
                                            2008                 63
-------------------------------------------------------------------------------
GLOBAL BOND FUND*                           2009                 86
                                            2008                118
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                       2009                 47
                                            2008                 29
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED SECURITIES
FUND*                                       2009                100
                                            2008                108
-------------------------------------------------------------------------------

* The fund attempts to take prompt advantage of market conditions, and as a result, may at times have a high rate of portfolio turnover relative to many other mutual funds. However, high portfolio turnover is not a principal strategy of the fund.

See "Financial Highlights" in the prospectus for the funds' annual portfolio turnover rates for each of the last five fiscal years.

                   American Funds Insurance Series -- Page 24

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable fund. In managing a fund, a fund's investment adviser may apply more restrictive policies than those listed below.

FUNDAMENTAL POLICIES -- The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see
"Additional information about fundamental policies" below):

1.   Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC,
SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

          a.  Borrow money;

          b.  Issue senior securities;

          c.  Underwrite the securities of other issuers;

          d.  Purchase or sell real estate or commodities;

          e.  Make loans; or

          f. Purchase the securities of any issuer if, as a result of such purchase, a funds' investments would be concentrated in any particular industry.

2.   The fund may not invest in companies for the purpose of exercising control or management.

ADDITIONAL INFORMATION ABOUT FUNDAMENTAL POLICIES -- The information below is not part of the Series' fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series.

For purposes of fundamental policy 1a, a fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose, and may borrow up to
5% of its total assets from banks or other lender for temporary purposes.

                   American Funds Insurance Series -- Page 25

For purposes of fundamental policy 1e, a fund may not lend more than 33-1/3% of its total assets, except through the purchase of debt obligations.

For purposes of fundamental policy 1f, a fund may not invest 25% or more of its total assets in the securities of issuers in the same industry, unless the fund has adopted a policy allowing for such investments, and except that the Cash
Management Fund may invest without limitation in securities of the United States government or its agencies or instrumentalities and obligations of U.S. banks, including U.S. branches of banks based outside the United States (e.g., certificates of deposit, interest bearing time deposits, bank notes and banker's acceptances). In evaluating and selecting such investments, the investment adviser, on behalf of the fund, uses the criteria set forth under the headings
"Certain investment limitations and guidelines" and "Description of certain securities and investment techniques" in this statement of additional information.

                   American Funds Insurance Series -- Page 26

                            MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

The Series' nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series' service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members of the Series, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series' board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series' independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the
Securities and Exchange Commission, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole.
Notwithstanding the accomplishments listed below, none of the independent trustees is considered an "expert" within the meaning of the federal securities laws with respect to information in the Series' registration statement.

                   American Funds Insurance Series -- Page 27

                                                                             OTHER
 NAME, AGE AND                     PRINCIPAL            NUMBER OF        DIRECTORSHIPS
 POSITION WITH SERIES            OCCUPATION(S)        PORTFOLIOS/3/     HELD BY TRUSTEE
 (YEAR FIRST ELECTED AS A            DURING            OVERSEEN BY           DURING                OTHER RELEVANT
 TRUSTEE)/2/                    PAST FIVE YEARS          TRUSTEE       PAST FIVE YEARS/4/           INFORMATION
-----------------------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 73         Private investor and          38         Anworth Mortgage        . Service as chief
 Trustee (1999)              corporate director;                      Asset Corporation;      executive officer,
                             former Chairman of the                   Office Depot, Inc.      payment services company
                             Board, In-Q-Tel, Inc.                                            . Corporate board
                             (technology venture                                              experience
                             company)                                                         . Service on board of
                                                                                              healthcare foundation

-----------------------------------------------------------------------------------------------------------------------
 William H. Baribault, 64    Chairman of the Board         38         Former Director of      . Service as chief
 Trustee (2009)              and CEO, Oakwood                         Henry Co. (until        executive officer for
                             Enterprises (private                     2009); Professional     multiple companies
                             investment and                           Business Bank (until    . Corporate board
                             consulting)                              2009)                   experience
                                                                                              . Service on advisory and
                                                                                              trustee boards for
                                                                                              charitable, educational
                                                                                              and non-profit
                                                                                              organizations
-----------------------------------------------------------------------------------------------------------------------
 James G. Ellis, 63          Dean and Professor of         41         Quiksilver, Inc.;       . Service as chief
 Trustee (2010)              Marketing, Marshall                      former Director of      executive officer for
                             School of Business,                      Genius Products         multiple companies
                             University of Southern                   (until 2008);           . Corporate board
                             California                               Professional Business   experience
                                                                      Bank (until 2007)       . Service on advisory and
                                                                                              trustee boards for
                                                                                              charitable, municipal and
                                                                                              non-profit organizations
                                                                                              . M.B.A.

-----------------------------------------------------------------------------------------------------------------------
 Martin Fenton, 74           Chairman of the Board,        41         Capital Private         . Service as chief
 Chairman of the Board       Senior Resource Group                    Client Services         executive officer of
 (Independent and            LLC (development and                     Funds                   multiple companies
 Non-Executive) (1995)       management of senior
                             living communities)

-----------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 63       President and CEO,            41         None                    . Former partner, public
 Trustee (1999)              Fuller Consulting                                                accounting firm
                             (financial management                                            . Financial management
                             consulting firm)                                                 consulting
                                                                                              .Service on advisory and
                                                                                              trustee boards for
                                                                                              municipal, educational
                                                                                              and non-profit
                                                                                              organizations
                                                                                              . M.B.A.

-----------------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick, 64        Founding General              38         Hot Topic, Inc.;        . Corporate board
 Trustee (2007)              Partner, InterWest                       Office Depot, Inc.      experience
                             Partners (a venture                                              . Service on advisory and
                             capital firm)                                                    trustee boards for
                                                                                              charitable and non-profit
                                                                                              organizations
                                                                                              . M.B.A.

-----------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 63         Private investor;             44         JPMorgan Value          . Senior regulatory and
 Trustee (2010)              former President,                        Opportunities Fund,     management experience,
                             Dumbarton Group LLC                      Inc.;                   National Association of
                             (securities industry                     The Swiss Helvetia      Securities Dealers (now
                             consulting); former                      Fund, Inc.              FINRA)
                             Executive Vice                                                   . Service on trustee boards
                             President- Policy                                                for charitable,
                             and Oversight, NASD                                              educational and
                                                                                              non-profit organizations

-----------------------------------------------------------------------------------------------------------------------
 Merit E. Janow, 51          Professor, Columbia           41         The NASDAQ Stock        . Service with Office of
 Trustee (2007)              University, School of                    Market LLC; Trimble     the U.S. Trade
                             International and                        Navigation Limited      Representative and U.S.
                             Public Affairs; former                                           Department of Justice
                             Member, World Trade                                              . Corporate board
                             Organization Appellate                                           experience
                             Body                                                             . Service on advisory and
                                                                                              trustee boards for
                                                                                              charitable, educational
                                                                                              and non-profit
                                                                                              organizations
                                                                                              . Experience
                                                                                              as corporate lawyer
                                                                                              .J.D.

-----------------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell,         Director, Accounting          38         None                    . Assistant professor,
 Ph.D., 54                   Program, University of                                           accounting
 Trustee (2010)              Redlands                                                         . Service in the Office of
                                                                                              Chief Accountant and
                                                                                              Enforcement Division of
                                                                                              the Securities and
                                                                                              Exchange Commission
                                                                                              . Experience in corporate
                                                                                              management and public
                                                                                              accounting
                                                                                              . Service on advisory and
                                                                                              trustee boards for
                                                                                              charitable, educational
                                                                                              and non-profit
                                                                                              organizations
                                                                                              . Ph.D., accounting
                                                                                              . Formerly licensed as
                                                                                              C.P.A.

-----------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 66        Principal, The Sanchez        38         None                    . Senior academic
 Trustee (2010)              Family Corporation dba                                           leadership position
                             McDonald's Restaurants                                           . Corporate board
                             (McDonald's licensee)                                            experience
                                                                                              . Service on advisory and
                                                                                              trustee boards for
                                                                                              charitable and non-profit
                                                                                              organization
                                                                                              . Ph.D., education
                                                                                              administration and
                                                                                              finance

-----------------------------------------------------------------------------------------------------------------------
 Margaret Spellings, 52      President and CEO,            38         None                    . Former senior advisor to
 Trustee (2010)              Margaret Spellings &                                             the Governor of Texas
                             Company; former United
                             States Secretary of
                             Education, United
                             States Department of
                             Education - Federal
                             Government Agency;
                             former Assistant to
                             the President for
                             Domestic Policy, The
                             White House - Federal
                             Government, Executive
                             Branch - Domestic
                             Policy

-----------------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D.,      President and                 41         None                    . Senior academic
 61                          Professor of                                                     leadership positions for
 Trustee (2010)              Anthropology, The                                                multiple universities
                             University of Tulsa                                              . Service on advisory and
                                                                                              trustee boards for
                                                                                              educational and
                                                                                              non-profit organizations
                                                                                              . Ph.D., anthropology

-----------------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 28

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                   American Funds Insurance Series -- Page 29

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                   American Funds Insurance Series -- Page 30

[This page is intentionally left blank for this filing.]

                   American Funds Insurance Series -- Page 31

"INTERESTED" TRUSTEES/5,6/

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of
Capital Research and Management Company or its affiliates. This management role with the Series' service providers also permits them to make a significant contribution to the Series' board.

                                              PRINCIPAL
                                            OCCUPATION(S)
                                             DURING PAST
                                             FIVE YEARS
                                            AND POSITIONS
                                              HELD WITH                               OTHER
 NAME,A GE AND                           AFFILIATED ENTITIES       NUMBER OF      DIRECTORSHIPS
 POSITION WITH SERIES                          OR THE            PORTFOLIOS/3/       HELD BY
 (YEAR FIRST ELECTED AS A               PRINCIPAL UNDERWRITER     OVERSEEN BY   TRUSTEE DURING THE   OTHER RELEVANT
 TRUSTEE/OFFICER)/2/                        OF THE SERIES           TRUSTEE     PAST FIVE YEARS/4/    INFORMATION
--------------------------------------------------------------------------------------------------------------------

 James K. Dunton, 72                   Senior Vice President -        17         None                None
 Vice Chairman of the Board (1993)     Capital Research Global
                                       Investors, Capital
                                       Research and Management
                                       Company; Director,
                                       Capital Research and
                                       Management Company
--------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal, 49                  Senior Vice President -        18         None                None
 President and Trustee (1998)          Capital Research Global
                                       Investors, Capital
                                       Research and Management
                                       Company; Director, The
                                       Capital Group
                                       Companies, Inc.*
--------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH SERIES         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED/2/ AS      AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER)                    OR THE PRINCIPAL UNDERWRITER OF THE SERIES
-------------------------------------------------------------------------------

 Michael J. Downer, 55      Director, Senior Vice President, Secretary and
 Executive Vice President   Coordinator of Legal and Compliance - Capital
 (1991)                     Research and Management Company; Director, American
                            Funds Distributors, Inc.*; Chairman of the Board,
                            Capital Bank and Trust Company*
-------------------------------------------------------------------------------
 Alan N. Berro, 49          Senior Vice President - Capital World Investors,
 Senior Vice President      Capital Research and Management Company
 (1998)
-------------------------------------------------------------------------------
 Abner D. Goldstine, 80     Senior Vice President - Fixed Income, Capital
 Senior Vice President      Research and Management Company; Director, Capital
 (1993)                     Research and Management Company
-------------------------------------------------------------------------------
 C. Ross Sappenfield, 44    Senior Vice President - Capital Research Global
 Senior Vice President      Investors, Capital Research Company*
 (2008)
-------------------------------------------------------------------------------
 John H. Smet, 53           Senior Vice President - Fixed Income, Capital
 Senior Vice President      Research and Management Company; Director, The
 (1994)                     Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Carl M. Kawaja, 45         Senior Vice President - Capital World Investors,
 Vice President (2008)      Capital Research and Management Company; Director,
                            Capital Research and Management Company; Director,
                            Capital International, Inc.*; Director, Capital
                            International Asset Management, Inc.*
-------------------------------------------------------------------------------
 Sung Lee, 43               Senior Vice President - Capital Research Global
 Vice President (2008)      Investors, Capital Research Company*; Director, The
                            Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Robert W. Lovelace, 47     Senior Vice President - Capital World Investors,
 Vice President (1997)      Capital Research and Management Company; Executive
                            Vice President and Director, Capital Research and
                            Management Company; Director, The Capital Group
                            Companies, Inc.*
-------------------------------------------------------------------------------
 S. Keiko McKibben, 41      Vice President - Capital Research Global Investors,
 Vice President (2010)      Capital Research Company*
-------------------------------------------------------------------------------
 Susan M. Tolson, 48        Senior Vice President - Fixed Income, Capital
 Vice President (1999)      Research and Management Company
-------------------------------------------------------------------------------
 Steven I. Koszalka, 46     Vice President - Fund Business Management Group,
 Secretary (2003)           Capital Research and Management Company
-------------------------------------------------------------------------------
 Gregory F. Niland, 38      Vice President - Fund Business Management Group,
 Treasurer (2008)           Capital Research and Management Company
-------------------------------------------------------------------------------
 Karl C. Grauman, 42        Vice President - Fund Business Management Group,
 Assistant Treasurer        Capital Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 Neal F. Wellons, 38        Vice President - Fund Business Management Group,
 Assistant Treasurer        Capital Research and Management Company
 (2009)
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 32

* Company affiliated with Capital Research and Management Company.
1 The term "independent" trustee refers to a trustee who is not an "interested person" of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Target Date Retirement Series,/(R)/ Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5 "Interested persons" of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital
 Research and Management Company, or affiliated entities.
6 All of the trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management
 Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                   American Funds Insurance Series -- Page 33

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2009:

                                                                                 AGGREGATE
                                                                                  DOLLAR
                                                                                RANGE/1/ OF
                                                                                INDEPENDENT
                                             AGGREGATE                           TRUSTEES
                                          DOLLAR RANGE/1/       DOLLAR           DEFERRED
                                             OF SHARES        RANGE/1 /OF     COMPENSATION/3/
                                             OWNED IN         INDEPENDENT      ALLOCATED TO
                                             ALL FUNDS         TRUSTEES          ALL FUNDS
                                              IN THE           DEFERRED           WITHIN
                        DOLLAR RANGE/1/   AMERICAN FUNDS    COMPENSATION/3/   AMERICAN FUNDS
                            OF FUND       FAMILY OVERSEEN      ALLOCATED      FAMILY OVERSEEN
         NAME           SHARES OWNED/2/     BY TRUSTEE          TO FUND         BY TRUSTEE
----------------------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
----------------------------------------------------------------------------------------------
 Lee A. Ault III           $50,001 -       Over $100,000        N/A/5/              N/A
                           $100,000
----------------------------------------------------------------------------------------------
 William H. Baribault        None              None             N/A/5/              N/A
----------------------------------------------------------------------------------------------
 James G. Ellis/4/           None          Over $100,000        N/A/5/              N/A
----------------------------------------------------------------------------------------------
 Martin Fenton             $10,001 -       Over $100,000        N/A/5/         Over $100,000
                            $50,000
----------------------------------------------------------------------------------------------
 Leonard R. Fuller           None            $50,001 -          N/A/5/         Over $100,000
                                             $100,000
----------------------------------------------------------------------------------------------
 W. Scott Hedrick            None              None             N/A/5/              N/A
----------------------------------------------------------------------------------------------
 R. Clark Hooper/4/          None          Over $100,000        N/A/5/         Over $100,000
----------------------------------------------------------------------------------------------
 Merit E. Janow              None          Over $100,000        N/A/5/              N/A
----------------------------------------------------------------------------------------------
 Laurel B.                   None        $10,001 - $50,000      N/A/5/              N/A
 Mitchell/4/
----------------------------------------------------------------------------------------------
 Frank M. Sanchez/4/         None        $10,001 - $50,000      N/A/5/              N/A
----------------------------------------------------------------------------------------------
 Margaret                    None              None             N/A/5/              N/A
 Spellings/4/
----------------------------------------------------------------------------------------------
 Steadman Upham/4/           None          Over $100,000        N/A/5/         Over $100,000
----------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 34

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME               SHARES OWNED/2/                 BY TRUSTEE
-----------------------------------------------------------------------------

 "INTERESTED" TRUSTEES
-----------------------------------------------------------------------------
 James K. Dunton                None                    Over $100,000
-----------------------------------------------------------------------------
 Donald D. O'Neal               None                    Over $100,000
-----------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.  The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee's need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.
3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

4 James G. Ellis, R. Clark Hooper, Laurel B. Mitchell, Frank M. Sanchez,
 Margaret Spellings and Steadman Upham were newly elected to the board effective
 January 1, 2010.
5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

TRUSTEE COMPENSATION -- No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The Series typically pays each independent trustee an annual fee, which ranges from $9,500 to $33,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The Board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The
Series also reimburses certain expenses of the independent trustees.

                   American Funds Insurance Series -- Page 35

TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED DECEMBER 31, 2009:

                                                                                                              TOTAL COMPENSATION
                                                                                                                  (INCLUDING
                                                                                                             VOLUNTARILY DEFERRED
                                                                                                               COMPENSATION/1/)
                                                                                                           FROM ALL FUNDS MANAGED BY
                                                                                                             CAPITAL RESEARCH AND
                                                                                AGGREGATE COMPENSATION            MANAGEMENT
                                                                               DEFERRED COMPENSATION/1/)        COMPANY OR ITS
                                    NAME                                            FROM THE SERIES              AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Lee A. Ault III                                                                       $164,048                    $172,164
------------------------------------------------------------------------------------------------------------------------------------
 William H. Baribault                                                                    98,900                     105,089
------------------------------------------------------------------------------------------------------------------------------------
 James G. Ellis/3/                                                                         None                     222,278
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/4/                                                                       104,635                     422,629
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/4/                                                                   112,440                     354,152
------------------------------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick                                                                       134,044                     141,000
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper/3/                                                                        None                     383,220
------------------------------------------------------------------------------------------------------------------------------------
 Merit E. Janow                                                                         119,505                     226,500
------------------------------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell/3/                                                                     None                     120,580
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez/3/                                                                       None                     150,282
------------------------------------------------------------------------------------------------------------------------------------
 Margaret Spellings/3/                                                                     None                      80,794
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/3/                                                                         None                     237,778
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2009 does not include earnings on amounts deferred in previous fiscal years. See footnote 4 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Target Date Retirement Series,/(R)/ Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
3 James G. Ellis, R. Clark Hooper, Laurel B. Mitchell, Frank M. Sanchez,
 Margaret Spellings and Steadman Upham were newly elected to the board effective
 January 1, 2010.
4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2009 fiscal year for participating trustees is as follows: Martin Fenton ($436,406)
 and Leonard R. Fuller ($39,551). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

SERIES ORGANIZATION AND THE BOARD OF TRUSTEES -- The Series, an open-end investment company, was organized as a Massachusetts business trust on September
13, 1983. At a meeting of the funds' shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the
Series reserves the right to delay the implementation. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement for the Series dated August 28, 2009, which is available on the SEC's website at sec.gov.

                   American Funds Insurance Series -- Page 36

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws.
Independent board members are paid certain fees for services rendered to the
Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has Class 1 and Class 2 shares. In addition, Growth Fund,
International Fund, Growth-Income Fund, Asset Allocation Fund, High-Income Bond
Fund, U.S. Government/AAA-Rated Securities Fund  and Cash Management Fund have
Class 3 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series' amended and restated rule 18f-3 Plan. Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2 and Class 3 shares. Shares of each Class of the
Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series' declaration of trust and by-laws as well as separate indemnification agreements that the Series has entered into with independent trustees provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

LEADERSHIP STRUCTURE -- The board's chair is currently an independent trustee who is not an "interested person" of the Series within the meaning of the 1940
Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair's duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for
Series management and independent fund counsel.

                   American Funds Insurance Series -- Page 37

RISK OVERSIGHT -- Day-to-day management of the Series and the funds, including risk management, is the responsibility of the Series' contractual service providers, including the Series' investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the Series' operations, including the processes and associated risks relating to the funds' investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers' discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding Series service providers' operations, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds' investments and trading. The board also receives compliance reports from the Series' and the investment adviser's chief compliance officers addressing certain areas of risk.

Committees of the Series' board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series' audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund's objectives. As a result of the foregoing and other factors, the ability of the Series' service providers to eliminate or mitigate risks is subject to limitations.

COMMITTEES OF THE BOARD OF TRUSTEES -- The Series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick and R.
Clark Hooper, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series'
accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series' principal service providers. The committee acts as a liaison between the Series' independent registered public accounting firm and the full board of trustees. Six audit committee meetings were held during the 2009 fiscal year.

The Series has a contracts committee comprised of Lee A. Ault III, William H.
Baribault, James G. Ellis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick,
R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret
Spellings and Steadman Upham, none of whom is an "interested person" of the
Series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940
Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2009 fiscal year.

The Series has a nominating and governance committee comprised of Lee A. Ault
III, William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and
Laurel B. Mitchell, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full

                   American Funds Insurance Series -- Page 38

board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Two nominating committee meetings were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The funds' investment adviser, in consultation with the Series' board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the funds, other American Funds and Endowments. The complete text of these principles is available on the American Funds website at americanfunds.com.
Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series' board.
Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the Series' board monitors the proxy voting process and provide guidance with respect to the Principles.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each

                   American Funds Insurance Series -- Page 39

year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling
American Funds Service Company or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the Series to own beneficially 5% or more of any class of a fund's shares as of the opening of business on April 1, 2010. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                   American Funds Insurance Series -- Page 40

GLOBAL DISCOVERY

           NAME AND ADDRESS              OWNERSHIP   OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company          Record      Class 1        52.70%
 Omnibus Account                                     Class 2        93.37
 Fort Wayne, IN
----------------------------------------------------------------------------
 Capital Research & Management           Record      Class 1        47.30
 Company
 Corporate Account
 Irvine, CA
----------------------------------------------------------------------------
 Lincoln Life & Annuity of New York      Record      Class 2         6.63
 Omnibus Account
 Fort Wayne, IN
----------------------------------------------------------------------------

GLOBAL GROWTH

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 John Hancock Life Insurance Co. USA        Record      Class 1        33.21%
 JHT Global Diversification
 Boston, MA
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        18.76
 American Global Growth
 Boston, MA
-------------------------------------------------------------------------------
 SAST                                       Record      Class 1        16.34
 Global Growth Portfolio
 Los Angeles, CA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company             Record      Class 1        13.37
 Omnibus Account                                        Class 2        46.90
 Fort Wayne, IN
-------------------------------------------------------------------------------
 Nationwide Variable Insurance Trust        Record      Class 1        12.63
 Omnibus Account
 Conshohocken, PA
-------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.          Record      Class 2        17.66
 Omnibus Account
 Los Angeles, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        16.51
 Company
 Omnibus Account
 Hartford, CT
-------------------------------------------------------------------------------
 MetLife Insurance Co. of Connecticut       Record      Class 2         6.85
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 41

GLOBAL SMALL CAPITALIZATION FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company             Record      Class 1        22.36%
 Omnibus Account                                        Class 2        43.83
 Fort Wayne, IN
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        20.59
 JHT Global Diversification
 Boston, MA
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        16.84
 American Global Small Capitalization
 Boston, MA
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1        13.24
 AFS Growth Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1        11.49
 AFS Balanced Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Series Funds, Inc.                Record      Class 1        10.31
 AFS Global Small Capitalization HLS
 Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 Metropolitan Life Insurance Company        Record      Class 2        22.29
 Omnibus Account
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        16.93
 Company
 Omnibus Account
 Hartford, CT
-------------------------------------------------------------------------------

GROWTH FUND

            NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company            Record      Class 1         25.56%
 Omnibus Account                                       Class 2         41.79
 Fort Wayne, IN
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA       Record      Class 1         19.12
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------
 Pacific Life                              Record      Class 1         13.73
 Pacific Select Fund
 Kansas City, MO
-------------------------------------------------------------------------------
 Met Investors Series Trust                Record      Class 1          9.13
 AFS Growth Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Met Investors Series Trust                Record      Class 1          7.39
 AFS Balanced Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Met Investors Series Trust                Record      Class 1          6.28
 AFS Growth Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2         17.98
 Company
 Omnibus Account
 Hartford, CT
-------------------------------------------------------------------------------
 ING                                       Record      Class 2         11.89
 Growth Portfolio
 Scottsdale, AZ
-------------------------------------------------------------------------------
 Metropolitan Life Insurance Company       Record      Class 2          6.30
 Omnibus Account
 Irvine, CA
-------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.         Record      Class 3        100.00
 Omnibus Account
 Los Angeles, CA
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 42

INTERNATIONAL FUND

            NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company            Record      Class 1         32.08%
 Omnibus Account                                       Class 2         48.82
 Fort Wayne, IN
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA       Record      Class 1         29.28
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------
 Met Investors Series Trust                Record      Class 1          8.04
 AFS International Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Series Funds, Inc.               Record      Class 1          7.18
 AFS International HLS Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA       Record      Class 1          5.33
 JHT Fundamental Holding
 Boston, MA
-------------------------------------------------------------------------------
 ING                                       Record      Class 2         21.92
 International Portfolio
 Scottsdale, AZ
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2         16.96
 Company
 Omnibus Account
 Hartford, CT
-------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.         Record      Class 3        100.00
 Omnibus Account
 Los Angeles, CA
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 43

NEW WORLD FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company             Record      Class 1        19.72%
 Omnibus Account                                        Class 2        58.91
 Fort Wayne, IN
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        16.25
 JHT Global Diversification
 Boston, MA
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1        15.86
 AFS Growth Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        15.62
 American New World
 Boston, MA
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1        13.78
 AFS Balanced Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Series Funds, Inc.                Record      Class 1        11.76
 AFS New World HLS Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        30.84
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2         7.30
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

BLUE CHIP INCOME AND GROWTH FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 John Hancock Life Insurance Co. USA        Record      Class 1        53.41%
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company             Record      Class 1        22.51
 Omnibus Account                                        Class 2        68.18
 Fort Wayne, IN
-------------------------------------------------------------------------------
 MML                                        Record      Class 1        14.83
 American Funds Core Allocation Fund
 Springfield, MA
-------------------------------------------------------------------------------
 Hartford Series Funds, Inc.                Record      Class 1         6.73
 AFS Blue Chip Income & Growth HLS Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        24.91
 Company
 Omnibus Account
 Hartford, CT
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 44

GLOBAL GROWTH AND INCOME FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Hartford Series Funds, Inc.                Record      Class 1        54.44%
 AFS Global Growth & Income HLS Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company             Record      Class 1        45.56
 Omnibus Account                                        Class 2        63.62
 Fort Wayne, IN
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        28.40
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2         5.71
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

GROWTH-INCOME FUND

            NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company            Record      Class 1        22.30%
 Omnibus Account                                       Class 2        46.13
 Fort Wayne, IN
-------------------------------------------------------------------------------
 Pacific Life                              Record      Class 1        17.81
 Pacific Select Fund
 Kansas City, MO
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA       Record      Class 1        14.88
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------
 Met Investors Series Trust                Record      Class 1        11.02
 AFS Balanced Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Met Investors Series Trust                Record      Class 1        10.99
 AFS Growth Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Met Investors Series Trust                Record      Class 1         7.51
 AFS Moderate Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Nationwide Variable Insurance Trust       Record      Class 1         6.64
 Omnibus Account
 Conshohocken, PA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2        20.19
 Company
 Omnibus Account
 Hartford, CT
-------------------------------------------------------------------------------
 ING                                       Record      Class 2         8.80
 Growth-Income Portfolio
 Scottsdale, AZ
-------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.         Record      Class 2         6.01
 Omnibus Account                                       Class 3        100.00
 Los Angeles, CA
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 45

INTERNATIONAL GROWTH AND INCOME FUND

           NAME AND ADDRESS              OWNERSHIP   OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Capital Research & Management           Record      Class 1        53.28%
 Company
 Corporate Account
 Irvine, CA
----------------------------------------------------------------------------
 Lincoln Life Insurance Company          Record      Class 1        46.72
 Omnibus Account                                     Class 2        96.15
 Fort Wayne, IN
----------------------------------------------------------------------------

ASSET ALLOCATION FUND

            NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 John Hancock Life Insurance Co. USA       Record      Class 1        40.07%
 American Asset Allocation
 Boston, MA
-------------------------------------------------------------------------------
 Nationwide Variable Insurance Trust       Record      Class 1        33.93
 Omnibus Account
 Conshohocken, PA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company            Record      Class 1        12.24
 Omnibus Account                                       Class 2        56.30
 Fort Wayne, IN
-------------------------------------------------------------------------------
 ING                                       Record      Class 1         7.51
 Asset Allocation Portfolio
 Scottsdale, AZ
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2        25.31
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.         Record      Class 2         8.43
 Omnibus Account                                       Class 3        100.00
 Los Angeles, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2         6.10
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 46

BOND FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 John Hancock Life Insurance Co. USA        Record      Class 1        23.35%
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------
 Nationwide Variable Insurance Trust        Record      Class 1        15.36
 Omnibus Account
 Conshohocken, PA
-------------------------------------------------------------------------------
 ING                                        Record      Class 1        12.94
 Bond Portfolio
 Scottsdale, AZ
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        11.36
 JHT Fundamental Holding
 Boston, MA
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1         6.60
 AFS Moderate Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company             Record      Class 1         5.93
 Omnibus Account                                        Class 2        56.45
 Fort Wayne, IN
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1         5.76
 AFS Bond Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1         5.73
 JHT Global Diversification
 Boston, MA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        27.04
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2         7.24
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

GLOBAL BOND FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company             Record      Class 1        32.23%
 Omnibus Account                                        Class 2        67.08
 Fort Wayne, IN
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1        25.26
 AFS Balanced Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Series Funds, Inc.                Record      Class 1        21.76
 AFS Global Bond HLS Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1        10.89
 AFS Growth Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1         9.87
 AFS Moderate Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        23.80
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2         6.91
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 47

HIGH-INCOME BOND FUND

          NAME AND ADDRESS              OWNERSHIP    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company         Record      Class 1         29.16%
 Omnibus Account                                    Class 2         96.37
 Fort Wayne, IN
----------------------------------------------------------------------------
 Met Investors Series Trust             Record      Class 1         21.16
 AFS Moderate Allocation Portfolio
 Irvine, CA
----------------------------------------------------------------------------
 Met Investors Series Trust             Record      Class 1         20.30
 AFS Balanced Allocation Portfolio
 Irvine, CA
----------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA    Record      Class 1         12.22
 American Asset High-Yield Bond
 Boston, MA
----------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA    Record      Class 1          9.64
 JHT Global Diversification
 Boston, MA
----------------------------------------------------------------------------
 Met Investors Series Trust             Record      Class 1          5.84
 AFS Growth Allocation Portfolio
 Irvine, CA
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.      Record      Class 3        100.00
 Omnibus Account
 Los Angeles, CA
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 48

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

           NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Met Investors Series Trust               Record      Class 1         37.15%
 AFS Moderate Allocation Portfolio
 Irvine, CA
------------------------------------------------------------------------------
 Met Investors Series Trust               Record      Class 1         25.75
 AFS Balanced Allocation Portfolio
 Irvine, CA
------------------------------------------------------------------------------
 Lincoln Life Insurance Company           Record      Class 1         21.18
 Omnibus Account                                      Class 2         96.36
 Fort Wayne, IN
------------------------------------------------------------------------------
 Met Investors Series Trust               Record      Class 1          8.54
 AFS Growth Allocation Portfolio
 Irvine, CA
------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.        Record      Class 3        100.00
 Omnibus Account
 Los Angeles, CA
------------------------------------------------------------------------------

CASH MANAGEMENT FUND

          NAME AND ADDRESS              OWNERSHIP    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company         Record      Class 1         94.83%
 Omnibus Account                                    Class 2         94.10
 Fort Wayne, IN
----------------------------------------------------------------------------
 Paragon Life Insurance                 Record      Class 1          5.17
 Omnibus Account
 Saint Louis, MO
----------------------------------------------------------------------------
 Lincoln Life & Annuity of New York     Record      Class 2          5.90
 Omnibus Account
 Fort Wayne, IN
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.      Record      Class 3        100.00
 Omnibus Account
 Los Angeles, CA
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the Series'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

                   American Funds Insurance Series -- Page 49

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The funds' shareholders approved this arrangement at a meeting of the funds' shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds' portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

     Global Discovery Fund -- Lipper Multi-Cap Growth Funds Index, Global
     Service and Information Index, Non-U.S. Service and Information Index;

                   American Funds Insurance Series -- Page 50

     Global Growth Fund -- MSCI World Index, Lipper Global Funds Index;

     Global Small Capitalization Fund -- Lipper Small Cap Growth Funds Index,
     Lipper International Small Cap Funds Index, MSCI All Country World Small
     Cap Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small
     Cap Index;

     Growth Fund -- S&P 500, Lipper Growth Funds Index;

     International Fund -- MSCI All Country World Index ex-USA, Lipper
     International Funds Index;

     New World Fund -- MSCI All Country World Index, Lipper Global Funds Index,
     Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index
     Global, MSCI Emerging Markets Index, Lipper Emerging Markets Debt Funds
     Average;

     Blue Chip Income and Growth Fund -- S&P 500, Lipper Growth & Income Funds
     Index;

     Global Growth and Income Fund -- MSCI World Index, Lipper Global Funds
     Index;

     Growth-Income Fund -- S&P 500, Lipper Growth & Income Funds Index;

     International Growth and Income Fund -- MSCI World Index (ex-U.S.), Lipper
     International Funds Index;

     Asset Allocation Fund -- S&P 500, Lipper Growth & Income Funds Index,
     Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High
     Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average,
     Lipper Corporate Debt Funds A Rated Average;

     Bond Fund -- Barclays Capital U.S. Aggregate Index, Barclays Capital U.S.
     Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond
     Funds Average, Lipper Corporate Debt Funds A Rated Average;

     Global Bond Fund -- Barclays Capital Global Aggregate Bond Index, Barclays
     Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper Global Income
     Funds Average;

     High-Income Bond Fund -- Barclays Capital U.S. Corporate High Yield Index
     2% Issuer Cap, Lipper High Current Yield Bond Funds Index; and

     U.S. Government/AAA Rated Securities Fund -- Citigroup Treasury/Government
     Sponsored/Mortgage Index and Lipper General U.S. Government Funds Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS -- Shares of
the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor's need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace,
Global Growth Fund, $10,001 - $50,000. The other portfolio counselors have determined that variable insurance or

                   American Funds Insurance Series -- Page 51

annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital
Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed as follows:

                              NUMBER             NUMBER
                             OF OTHER           OF OTHER           NUMBER
                            REGISTERED           POOLED           OF OTHER
                            INVESTMENT         INVESTMENT         ACCOUNTS
                         COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                            FOR WHICH          FOR WHICH         PORTFOLIO
                            PORTFOLIO          PORTFOLIO         COUNSELOR
                            COUNSELOR          COUNSELOR        IS A MANAGER
                           IS A MANAGER       IS A MANAGER       (ASSETS OF
      PORTFOLIO          (ASSETS OF RICS    (ASSETS OF PIVS    OTHER ACCOUNTS
      COUNSELOR          IN BILLIONS)/1/    IN BILLIONS)/2/   IN BILLIONS)/3/
--------------------------------------------------------------------------------

 James K. Dunton            2       $ 66.0        None              None
--------------------------------------------------------------------------------
 Donald D. O'Neal           2       $217.9      1      $0.10        None
--------------------------------------------------------------------------------
 Alan N. Berro              3       $104.3        None              None
--------------------------------------------------------------------------------
 Abner D. Goldstine         2       $ 80.6        None              None
--------------------------------------------------------------------------------
 C. Ross Sappenfield        2       $ 81.6      1      $0.10        None
--------------------------------------------------------------------------------
 John H. Smet               6       $173.9        None              None
--------------------------------------------------------------------------------
 Carl M. Kawaja             4       $163.8      1      $0.94        None
--------------------------------------------------------------------------------
 Sung Lee                   2       $182.1        None              None
--------------------------------------------------------------------------------
 Robert W. Lovelace         3       $160.3      1      $0.94        None
--------------------------------------------------------------------------------
 David C. Barclay           4       $136.6      3      $0.66     16       $7.81
--------------------------------------------------------------------------------
 Donnalisa Parks            1       $156.2        None              None
 Barnum
--------------------------------------------------------------------------------
 Christopher D.                None               None              None
 Buchbinder
--------------------------------------------------------------------------------
 Gordon Crawford            3       $181.7        None              None
--------------------------------------------------------------------------------
 David A. Daigle            1       $ 15.6        None              None
--------------------------------------------------------------------------------
 Mark H. Dalzell            2       $ 50.4      2      $0.17    11/4/     $3.66
--------------------------------------------------------------------------------
 Mark E. Denning            5       $224.0      1      $0.13        None
--------------------------------------------------------------------------------
 J. Blair Frank             2       $174.4        None              None
--------------------------------------------------------------------------------
 David A. Hoag              4       $130.8        None              None
--------------------------------------------------------------------------------
 Thomas H. Hogh             3       $ 57.5      1      $0.18    4/5/      $0.43
--------------------------------------------------------------------------------
 Claudia P.                 3       $ 45.4        None              None
 Huntington
--------------------------------------------------------------------------------
 Gregg E. Ireland           2       $200.0      1      $0.08        None
--------------------------------------------------------------------------------
 Gregory D. Johnson         3       $ 98.2        None              None
--------------------------------------------------------------------------------
 Michael T. Kerr            2       $201.3        None              None
--------------------------------------------------------------------------------
 Harold H. La               1       $  7.3        None              None
--------------------------------------------------------------------------------
 Jeffrey T. Lager              None               None              None
--------------------------------------------------------------------------------
 Marcus B. Linden           1       $ 15.6        None              None
--------------------------------------------------------------------------------
 James B. Lovelace          4       $163.2        None              None
--------------------------------------------------------------------------------
 Jesper Lyckeus             2       $182.1      1      $0.13        None
--------------------------------------------------------------------------------
 Fergus N. MacDonald        1       $  7.1        None              None
--------------------------------------------------------------------------------
 Ronald B. Morrow           3       $251.5        None              None
--------------------------------------------------------------------------------
 James R. Mulally           3       $123.7      1      $0.03        None
--------------------------------------------------------------------------------
 Wesley K.-S. Phoa          1       $  7.1      3      $0.28      9       $3.45
--------------------------------------------------------------------------------
 David M. Riley             2       $161.5        None              None
--------------------------------------------------------------------------------
 Eugene P. Stein            1       $ 50.2        None              None
--------------------------------------------------------------------------------
 Andrew B. Suzman           2       $ 68.5      1      $0.08        None
--------------------------------------------------------------------------------
 Christopher M.             1       $ 16.4        None              None
 Thomsen
--------------------------------------------------------------------------------
 Steven T. Watson           3       $112.3        None              None
--------------------------------------------------------------------------------
 Paul A. White                 None               None              None
--------------------------------------------------------------------------------
 Dylan J. Yolles               None               None              None
--------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 52

1 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.
2 Represents funds advised or sub-advised by Capital Research and Management
 Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital
 Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

4 The advisory fee of one of these accounts (representing $0.22 billion in total assets) is based partially on its investment results.
5 The advisory fee of one of these accounts (representing $0.10 billion in total assets) is based partially on its investment results.

                   American Funds Insurance Series -- Page 53

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- The Investment Advisory and
Service Agreements (the "Agreements") between the Series and the investment adviser will continue in effect until December 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act). In addition, the Agreements provide that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers that is approved by the Series' board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: 0.58% on the first $500 million of net assets, plus 0.48%
on net assets greater than $500 million but not exceeding $1.0 billion, plus
0.44% on net assets in excess of $1.0 billion;

Global Growth Fund: 0.69% on the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53%
on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus
0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets greater than $3.0 billion but not exceeding $5.0 billion; plus 0.46% on net assets in excess of $5.0 billion;

Global Small Capitalization Fund: 0.80% on the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding
$2.0 billion, plus 0.67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.65% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.635% on net assets in excess of $5.0 billion;

Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding
$13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.280% on net assets in excess of
$34.0 billion;

International Fund: 0.69% on the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53%
on net assets greater than

                   American Funds Insurance Series -- Page 54

$1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45%
on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus
0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;

New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.66%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.62% on net assets in excess of $2.5 billion;

Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding
$2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: 0.69% on the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets greater than $1.2 billion but not exceeding $2 billion, plus 0.50% on net assets greater than $2 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion;

Growth-Income Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding
$10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than
$21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.219% on net assets in excess of $34.0 billion;

International Growth and Income Fund: 0.69% on the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding
$1.0 billion, plus 0.53% on net assets greater than $1.0 billion;

Asset Allocation Fund: 0.50% on the first $600 million of net assets, plus 0.42%
on net assets greater than $600 million but not exceeding $1.2 billion, plus
0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding
$5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.25% on net assets in excess of $8.0 billion;

Bond Fund: 0.48% on the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.36% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus

                   American Funds Insurance Series -- Page 55

0.34% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.33% on net assets in excess of $8.0 billion;

Global Bond Fund: 0.57% on the first $1.0 billion of net assets plus 0.50% on net assets in excess of $1.0 billion;

High-Income Bond Fund: 0.50% on the first $600 million of net assets, plus 0.46%
on net assets greater than $600 million but not exceeding $1.0 billion, plus
0.44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.42% on net assets in excess of $2.0 billion;

U.S. Government/AAA-Rated Securities Fund: 0.46% on the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding
$1.0 billion, plus 0.36% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.34% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.33% on net assets in excess of $3.0 billion;
and

Cash Management Fund: 0.32% on the first $1.0 billion of net assets, plus 0.29%
on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus
0.27% on net assets in excess of $2.0 billion.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

                   American Funds Insurance Series -- Page 56

The investment adviser's total fees for the fiscal years ended December 31,
2009, 2008 and 2007 were:

                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2009          2008           2007
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                $ 1,063,000   $ 1,310,000    $ 1,306,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                    23,377,000    27,394,000     26,735,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND      18,901,000    23,424,000     27,298,000
-------------------------------------------------------------------------------
GROWTH FUND                           69,008,000    83,525,000     93,790,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                    38,935,000    46,787,000     50,363,000
-------------------------------------------------------------------------------
NEW WORLD FUND                        12,223,000    13,849,000     12,656,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND      13,233,000    15,618,000     18,332,000
-------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND         10,803,000    12,322,000      9,447,000
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                    56,835,000    65,897,000     75,627,000
-------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME          417,000        10,000            N/A
FUND
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                 25,476,000    26,361,000     26,249,000
-------------------------------------------------------------------------------
BOND FUND                             26,317,000    21,584,000     17,355,000
-------------------------------------------------------------------------------
GLOBAL BOND FUND                       5,945,000     4,382,000        776,000
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                  6,760,000     6,092,000      6,066,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED              8,397,000     5,079,000      3,222,000
SECURITIES FUND
-------------------------------------------------------------------------------
CASH MANAGEMENT FUND                   3,299,000     2,746,000      1,566,000
-------------------------------------------------------------------------------

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that it was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

                   American Funds Insurance Series -- Page 57

For the periods ended December 31, 2008 and 2007, management fees were reduced by the following as a result of these waivers:

                                                       WAIVER REDUCTION
------------------------------------------------------------------------------
                                                      2008           2007
------------------------------------------------------------------------------

 GLOBAL DISCOVERY FUND                             $  131,000    $   131,000
------------------------------------------------------------------------------
 GLOBAL GROWTH FUND                                 2,739,000     2,714,000/1/
------------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND                   2,342,000      2,730,000
------------------------------------------------------------------------------
 GROWTH FUND                                        8,352,000      9,379,000
------------------------------------------------------------------------------
 INTERNATIONAL FUND                                 4,679,000      5,036,000
------------------------------------------------------------------------------
 NEW WORLD FUND                                     1,385,000      1,266,000
------------------------------------------------------------------------------
 BLUE CHIP INCOME AND GROWTH FUND                   1,562,000      1,833,000
------------------------------------------------------------------------------
 GLOBAL GROWTH AND INCOME FUND                      1,232,000     1,786,000/1/
------------------------------------------------------------------------------
 GROWTH-INCOME FUND                                 6,589,000      7,563,000
------------------------------------------------------------------------------
 INTERNATIONAL GROWTH AND INCOME FUND                   1,000            N/A
------------------------------------------------------------------------------
 ASSET ALLOCATION FUND                              2,636,000      2,625,000
------------------------------------------------------------------------------
 BOND FUND/2/                                       2,158,000     1,736,000/1/
------------------------------------------------------------------------------
 GLOBAL BOND FUND                                     438,000         78,000
------------------------------------------------------------------------------
 HIGH-INCOME BOND FUND                                609,000        607,000
------------------------------------------------------------------------------
 U.S. GOVERNMENT/AAA-RATED SECURITIES FUND            508,000        322,000
------------------------------------------------------------------------------
 CASH MANAGEMENT FUND                                 275,000        157,000
------------------------------------------------------------------------------

1 Includes waivers resulting from the investment adviser voluntarily reducing management fees to rates provided by amended Agreements.
2 For the period ended December 31, 2009, the investment adviser voluntarily reduced management fees for Bond Fund by $6,000 to the rates provided by its amended Agreement.

PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the
"Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the
1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the Series is committed

                   American Funds Insurance Series -- Page 58

to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25%
of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made.
Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended
December 31, 2009, the Series incurred distribution expenses for Class 2 shares of $148,249,000 and Class 3 shares of $1,053,000, payable to certain life insurance companies under the Plan. Accrued and unpaid distribution expenses were $14,676,000 for Class 2 shares and $96,000 for Class 3 shares.

COMPENSATION TO INSURANCE COMPANIES -- American Funds Distributors, Inc., at its
expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts.
These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

     AEGON, N.V.
     AIG SunAmerica Life Assurance Company

     Great-West Life & Annuity Insurance Company
     Hartford Life Insurance Company
     ING Life Insurance and Annuity Company

     Jackson National Life Insurance Company
     John Hancock Life Insurance Company (U.S.A.)
     The Lincoln National Life Insurance Company
     Massachusetts Mutual Life Insurance Company

     Metropolitan Life Insurance Company
     Nationwide Mutual Insurance Company
     New York Life Insurance and Annuity Corporation
     Pacific Life Insurance Company

     Protective Life Insurance Company
     Sun Life Assurance Company (U.S.A.)
     Travelers Insurance Company

     Transamerica Financial Life Insurance Company

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds
Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

                   American Funds Insurance Series -- Page 59

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Series'
portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the Series' portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The Series does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the Series and other funds and accounts that it advises; however, not all such services will necessarily benefit the Series.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                   American Funds Insurance Series -- Page 60

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the Series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the Series incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Series and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                   American Funds Insurance Series -- Page 61

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Series' portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Series' portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
December 31, 2009, 2008, and 2007 were:

                                                      FISCAL YEAR ENDED
                                           ------------------------------------------
                                               2009          2008           2007
-------------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                      $   198,000   $   186,000    $   222,000
-------------------------------------------------------------------------------------
GLOBAL GROWTH FUND                           4,054,000     5,006,000      4,883,000
-------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND             4,376,000     5,932,000      5,937,000
GROWTH FUND                                 13,528,000    12,525,000     15,510,000
-------------------------------------------------------------------------------------
INTERNATIONAL FUND                           7,385,000    11,069,000     12,067,000
-------------------------------------------------------------------------------------
NEW WORLD FUND                               1,400,000     1,746,000      2,110,000
-------------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND             1,605,000     1,770,000      2,154,000
-------------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND                2,088,000     2,785,000      2,034,000
-------------------------------------------------------------------------------------
GROWTH-INCOME FUND                           9,541,000    13,650,000     12,227,000
-------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME FUND           109,000         5,000            N/A
-------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                        4,113,000     4,896,000      1,994,000
-------------------------------------------------------------------------------------
BOND FUND                                      199,000         2,000              0
-------------------------------------------------------------------------------------
GLOBAL BOND FUND                                10,000             0            N/A
-------------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                           28,000         2,000          2,000
-------------------------------------------------------------------------------------

The volume of trading activity by Global Growth Fund, Global Small
Capitalization Fund, International Fund, New World Fund, Blue Chip Income and
Growth Fund, Global Growth and Income Fund, Growth-Income Fund and Asset
Allocation Fund decreased during the year, resulting in a decrease in brokerage commissions paid on portfolio transactions. The volume of trading activity by
Growth Fund, International Growth and Income Fund, Bond Fund, Global

                   American Funds Insurance Series -- Page 62

Bond Fund and High-Income Bond Fund increased during the year, resulting in an increase in brokerage commissions paid on portfolio transactions.

The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of its revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series'
portfolio transactions during the Series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year;
or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year.

At the end of the Series' most recent fiscal year, the Series' regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group,
Goldman Sachs & Co.,  Morgan Stanley and UBS Financial Services Inc. As of the
Series' fiscal year-end, the following funds held equity and/ or debt securities of an affiliated company of such regular broker-dealers:

                            AFFILIATED COMPANY OF     TYPE OF
                            REGULAR BROKER-DEALER    SECURITY        AMOUNT
-------------------------------------------------------------------------------

Global Discovery Fund       UBS AG                    equity      $    653,000
                            ---------------------------------------------------
                            Credit Suisse Group AG    equity         5,756,000
-------------------------------------------------------------------------------
Global Growth Fund          UBS AG                    equity        54,781,000
                            ---------------------------------------------------
                            Citigroup Inc.            equity         6,620,000
-------------------------------------------------------------------------------
Growth Fund                 Goldman Sachs Group,      equity       135,072,000
                            Inc.
                            ---------------------------------------------------
                            Citigroup Inc.            equity       155,736,000
                            ---------------------------------------------------
                            Morgan Stanley            equity        88,800,000
-------------------------------------------------------------------------------
International Fund          Credit Suisse Group AG    equity       173,005,000
                            ---------------------------------------------------
                            UBS AG                    equity        53,139,000
-------------------------------------------------------------------------------
Global Growth and Income    Citigroup Inc.            equity         3,310,000
Fund
                            ---------------------------------------------------
                            UBS AG                    equity         3,376,000
-------------------------------------------------------------------------------
Growth-Income Fund          Citigroup Inc.            equity       219,972,000
                            ---------------------------------------------------
                            Credit Suisse Group AG    equity        77,238,000
                            ---------------------------------------------------
                            UBS AG                    equity       115,615,000
-------------------------------------------------------------------------------
International Growth and    Credit Suisse Group AG    equity           138,000
Income Fund
                            ---------------------------------------------------
                            UBS AG                    equity           775,000
-------------------------------------------------------------------------------
Asset Allocation Fund       Citigroup Inc.            equity         2,540,000
                            ---------------------------------------------------
                            Citigroup Inc.             debt         11,879,000
                            ---------------------------------------------------
                            Goldman Sachs Group,       debt          5,645,000
                            Inc.
                            ---------------------------------------------------
                            Morgan Stanley             debt          4,305,000
-------------------------------------------------------------------------------
Bond Fund                   Citigroup Inc.             debt         35,013,000
                            ---------------------------------------------------
                            Goldman Sachs Group,       debt         16,684,000
                            Inc.
                            ---------------------------------------------------
                            Morgan Stanley             debt         23,680,000
-------------------------------------------------------------------------------
Global Bond Fund            Citigroup Inc.            equity           168,000
                            ---------------------------------------------------
                            Citigroup Inc.             debt          1,889,000
                            ---------------------------------------------------
                            Goldman Sachs Group,       debt          3,316,000
                            Inc.
                            ---------------------------------------------------
                            Morgan Stanley             debt          1,076,000
-------------------------------------------------------------------------------
High-Income Bond Fund       Citigroup Inc.            equity         5,042,000
                            ---------------------------------------------------
                            Citigroup Inc.             debt          1,689,000
-------------------------------------------------------------------------------
U.S. Government/AAA-Rated   Goldman Sachs Group,       debt          8,045,000
Securities Fund             Inc.
                            ---------------------------------------------------
                            Citigroup Inc.             debt         12,753,000
                            ---------------------------------------------------
                            Morgan Stanley             debt          6,370,000
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 63

[This page is intentionally left blank for this filing.]

                   American Funds Insurance Series -- Page 64

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the
Series' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series' chief compliance officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders.
Currently, this information is being provided to Lipper, Inc. Morningstar,
Standard & Poor's Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock
Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC
Dain Rauscher. The Series' custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Personal investment policy" section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements
(including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

                   American Funds Insurance Series -- Page 65

Subject to Board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

                   American Funds Insurance Series -- Page 66

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the Series or its designee provided that your request contains all information and legal documentation necessary to process the transaction. Orders received by the
Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New
York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00
p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas
Day. Each share class of a fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. Each fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3 p.m. from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value. Where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held

                   American Funds Insurance Series -- Page 67

on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the
Series' board. Subject to board oversight, the Series' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the Series' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the "fair value" to be assigned to a particular security such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                   American Funds Insurance Series -- Page 68

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities
(for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S.
government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

                   American Funds Insurance Series -- Page 69

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If a fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any
     "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, each fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however,

                   American Funds Insurance Series -- Page 70

     may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to distribute their net capital gain each year. The funds' net capital gain is the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the funds.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                   American Funds Insurance Series -- Page 71

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by State Street Bank and Trust Company, One Lincoln Street,
Boston, MA 02111, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds
Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618.
American Funds Service Company was paid a fee of $1,000 for Class 1 shares,
$3,000 for Class 2 shares and $39 for Class 3 shares for the 2009 fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent registered public accounting firm providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Bingham McCutchen LLP, 355 South Grand Avenue,
Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. Counsel does not provide legal services to the Series' investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the Series' counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the related rules.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends on
December 31. Contract owners are provided updated summary prospectuses or prospectuses annually and at least semi-annually with reports showing the funds'
investment portfolios or summary investment portfolios, financial statements and other information. The Series' annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company
and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
a ban on short-term trading

                   American Funds Insurance Series -- Page 72

profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The
Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against
American Funds Distributors, Inc. The complaint alleges violations of certain
NASD rules by American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, a FINRA Hearing Panel ruled against American Funds
Distributors, Inc. and imposed a $5 million fine. On April 30, 2008, FINRA's
National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel.
American Funds Distributors, Inc. has appealed this decision to the Securities and Exchange Commission.

The investment adviser and American Funds Distributors, Inc. believes that the likelihood that this matter could have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc. to perform their contracts with the funds is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of
California, relating to this and other matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that these suits are without merit and will defend itself vigorously.

REGISTRATION STATEMENT -- A registration statement has been filed with the
Securities and Exchange Commission under the Securities Act of 1933 and the 1940
Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries.
For a complete statement of the terms

                   American Funds Insurance Series -- Page 73

thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

REDEMPTION OF SHARES -- While payment of redemptions normally will be in cash, the series' declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the series' board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other series shareholders.

VOTING RIGHTS -- Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

                   American Funds Insurance Series -- Page 74

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   American Funds Insurance Series -- Page 75

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   American Funds Insurance Series -- Page 76

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                   American Funds Insurance Series -- Page 77

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   American Funds Insurance Series -- Page 78

..

AMERICAN FUNDS INSURANCE SERIES
Global Discovery Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009
[pie chart]
Percent of
net assets
The Americas	59.6%
Europe	20.2
Asia/Pacific Basin	12.0
Other regions	3.2
Short-term securities & other assets less liabilities	5.0
100.0%
[end pie chart]
The Americas
United States	55.3%
Brazil	3.1
Mexico	1.1
Canada	.1
59.6

Europe
United Kingdom	5.2
Switzerland	4.9
Ireland	3.1
Germany	3.1
Finland	1.4
Other	2.5
20.2

Asia/Pacific Basin
China	6.4
Taiwan	1.7
Australia	1.1
Other	2.8
12.0

Other regions
Israel	3.2
3.2

Short-term securities & other assets less liabilities	5.0

Total	100.0%

AMERICAN FUNDS INSURANCE SERIES
Global Growth Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009
[pie chart]
Percent of
net assets
The Americas	37.9%
Europe	37.5
Asia/Pacific Basin	17.5
Short-term securities & other assets less liabilities	7.1
100.0%
[end pie chart]
The Americas
United States	31.3
Canada	2.3
Mexico	2.2
Brazil	1.7
Other	.4
37.9

Europe
France	6.0%
United Kingdom	5.8
Germany	4.8
Netherlands	4.4
Switzerland	4.2
Belgium	3.2
Spain	2.9
Denmark	2.4
Ireland	1.1
Other	2.7
37.5

Asia/Pacific Basin
Japan	6.5
Australia	2.9
India	2.4
China	2.1
South Korea	1.3
Other	2.3
17.5

Short-term securities & other assets less liabilities	7.1

Total	100.0%

AMERICAN FUNDS INSURANCE SERIES
Global Small Capitalization Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009
[pie chart]
Percent of
net assets
The Americas	40.2%
Asia/Pacific Basin	32.7
Europe	22.5
Other regions	.4
Short-term securities & other assets less liabilities	4.2
[end pie chart]	100.0%

The Americas
United States	33.2%
Canada	3.9
Brazil	2.8
Mexico	.3
40.2

Asia/Pacific Basin
China	8.3
Hong Kong	4.8
Australia	4.6
South Korea	3.7
Singapore	3.4
India	2.5
Taiwan	1.5
Japan	1.3
Thailand	1.2
Philippines	1.0
Other	.4
32.7

Europe
United Kingdom	8.9
Greece	4.6
Sweden	1.6
Ireland	1.4
Germany	1.1
Italy	1.1
Other	3.8
22.5

Other regions	.4

Short-term securities & other assets less liabilities	4.2

Total	100.0%

AMERICAN FUNDS INSURANCE SERIES
Growth Fund
12/31/2009
[pie chart]
TOP 5 INDUSTRY SECTORS
Where the fund's assets were invested based on total net assets as of 12/31/2009

Percent of
net assets
Information Technology	19.7%
Energy	12.7
Health care	12.6
Financials	12.2
Materials	10.6
Other industries	28.3
Short-term securities & other assets less liabilities	3.9
100.0%
[end pie chart]

AMERICAN FUNDS INSURANCE SERIES
International Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009
[pie chart]
Percent of
net assets
Europe	65.7%
Asia/Pacific Basin	20.8
The Americas	6.2
Other regions	4.6
Short-term securities & other assets less liabilities	2.7
100.0
[end pie chart]
Europe

Germany	12.9
France	12.6
United Kingdom	11.6
Switzerland	8.2
Spain	5.1
Russia	3.5
Italy	3.2
Austria	1.7
Hungary	1.5
Belgium	1.4
Ireland	1.3
Sweden	1.1
Netherlands	1.0
Other	.6
65.7
Asia/Pacific Basin
Japan	8.4
China	2.5
India	1.9
Taiwan	1.6
Hong Kong	1.4
South Korea	1.3
Philippines	1.0
Other	2.7
20.8
The Americas
Brazil	3.9
Mexico	2.0
Canada	.3
6.2
Other regions
South Africa	2.7
Israel	1.8
Egypt	.1
4.6

Short-term securities & other assets less liabilities	2.7

Total	100.0%

AMERICAN FUNDS INSURANCE SERIES
New World Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009
[pie chart]
Percent of
net assets
Europe	30.5%
The Americas	29.0
Asia/Pacific Basin	27.8
Other regions	5.3
Short-term securities & other assets less liabilities	7.4
100.0%
[end pie chart]
Europe
United Kingdom	5.7
Turkey	3.1
Switzerland	3.0
Russia	3.0
Spain	2.9
France	2.1
Germany	1.9
Belgium	1.4
Netherlands	1.1
Slovenia	1.1
Denmark	1.1
Italy	1.0
Other	3.1
30.5

The Americas
Brazil	10.3
United States	9.1
Mexico	5.8
Republic Of Colombia	1.9
Other	1.9
29.0

Asia/Pacific Basin
China	5.8
India	5.3
Japan	3.4
Australia	3.2
Indonesia	2.2
Korea	1.9
Malaysia	1.3
Hong Kong	1.2
Other	3.5
27.8

Other regions
South Africa	3.1
Israel	2.0
Other	.2
5.3

Short-term securities & other assets less liabilities	7.4

Total	100.0%

AMERICAN FUNDS INSURANCE SERIES
Blue Chip Income and Growth Fund
12/31/2009

TOP 5 INDUSTRY SECTORS
Where the fund's assets were invested based on total net assets as of 12/31/2009

[pie chart]
Percent of
net assets
Information technology	21.6%
Industrials	15.7
Health Care	14.4
Consumer discretionary	9.7
Energy	7.6
Other industries	24.2
Short-term securities & other assets less liabilities	6.8
100.0%
[end pie chart]

AMERICAN FUNDS INSURANCE SERIES
Global Growth and Income Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009
[pie chart]
Percent of
net assets
The Americas	45.1%
Europe	29.2
Asia/Pacific Basin	15.3
Other regions	1.5
Bonds, short-term securities & other assets less liabilities	8.9
100.0%
[end pie chart]
The Americas
United States	38.0%
Canada	6.3
Other	.8
45.1

Europe
United Kingdom	8.0
France	6.7
Spain	3.3
Belgium	2.7
Switzerland	1.8
Germany	1.7
Netherlands	1.6
Italy	1.4
Ireland	1.2
Other	.8
29.2

Asia/Pacific Basin
Australia	5.6
Japan	3.4
China	2.5
Taiwan	1.1
Other	2.7
15.3

Other regions
South Africa	1.5
1.5

Bonds, short-term securities & other assets less liabilities	8.9

Total	100.0%

AMERICAN FUNDS INSURANCE SERIES
Growth-Income Fund
12/31/2009

TOP 5 INDUSTRY SECTORS
Where the fund's assets were invested based on total net assets as of 12/31/2009

[pie chart]
Percent of
net assets
INFORMATION TECHNOLOGY	24.3%
INDUSTRIALS	12.1
CONSUMER DISCRETIONARY	10.3
HEALTH CARE	9.0
ENERGY	8.4
OTHER INDUSTRIES	28.1
Short-term securities & other assets less liabilities	7.8
100.00%
[end pie chart]

AMERICAN FUNDS INSURANCE SERIES
International Growth and Income Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009
[pie chart]
Percent of
net assets
Europe	58.0%
Asia/Pacific Basin	25.2
The Americas	7.2
Other regions	1.4
Short-term securities & other assets less liabilities	8.2
100.0%
[end pie chart]
The Americas
United States	2.5%
Brazil	2.2
Mexico	1.7
Other	.8
7.2

Europe
United Kingdom	16.3
France	11.2
Germany	8.1
Switzerland	5.4
Spain	2.9
Italy	2.7
Austria	2.6
Sweden	1.7
Belgium	1.4
Netherlands	1.2
Russian Federation	1.0
Other	3.5
58.0

Asia/Pacific Basin
Australia	3.4
China	3.6
Hong Kong	2.4
Taiwan	7.1
Japan	3.9
Thailand	1.1
Singapore	2.3
Other	1.4
25.2

Other regions
South Africa	.5
Israel	.9
1.4

Short-term securities & other assets less liabilities	8.2

Total	100.0%

AMERICAN FUNDS INSURANCE SERIES
Asset Allocation Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009

[pie chart]
Percent of
net assets
Equity securities	70.3%
Bonds & notes of U.S. government & government agencies	8.9
Corporate bonds	8.8
Mortgage-backed obligations	5.1
Asset-backed obligations	.3
Bonds & notes of governments outside the U.S.	.1
Short-term securities & other assets less liabilities	6.5
100.0%
[end pie chart]

AMERICAN FUNDS INSURANCE SERIES
Bond Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009

[pie chart]
Percent of
net assets
Corporate Bonds	29.0
U. S. Treasury	25.8
Mortgage-backed obligations	20.3
Bonds & notes of governments outside the U.S.	9.6
Bonds & notes of U.S. government & government agencies	5.5
Asset-backed Obligations	.6
Other securities	.1
Preferred Stocks	1.0
Short-term securities & other assets less liabilities	8.1
100.0%
[end pie chart]

AMERICAN FUNDS INSURANCE SERIES
Global Bond Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009
[pie chart]
Percent of
net assets
Bonds & notes of governments & government agencies outside the U.S.	47.3
Corporate bonds	23.0
Bonds & notes of U.S. government & government agencies	12.5
Mortgage & Asset-backed obligations	10.6
Preferred stocks	.6
Short-term securities & other assets less liabilities	6.0%
100.0
Net Assets
[end pie chart]
Currency weighting	Currency weighting
by country	(after hedging)
UNITED STATES 1	45.3%
EMU 2	23.2
JAPAN	11.2
POLAND	3.1
SOUTH KOREA	2.9
AUSTRALIA	2.2
MEXICO	2.1
DENMARK	2.0
UNITED KINGDOM	2.0
MALAYSIA	1.2
SINGAPORE	1.1
SWEDEN	.9
CANADA	.8
NORWAY	.5
TURKEY	.4
ISRAEL	.3
INDONESIA	.2
THAILAND	.2
EGYPT	.2
BRAZIL	.2
TOTAL	100.0%

1 Includes U.S. dollar-denominated bonds of other countries, totaling 11.0%.
2 European Monetary Union consists of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.  Euro-denominated bonds include corporate and European government debt.

AMERICAN FUNDS INSURANCE SERIES
High-Income Bond Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009

[pie chart]
Percent of
net assets
Equity securities	4.2
Corporate bonds	84.9
U.S. Treasury bonds & notes	.2
Mortgage-backed obligations	1.1
Bonds & notes of governments outside the U.S.	.3
Short-term securities & other assets less liabilities	9.3
100.0%
[end pie chart]

AMERICAN FUNDS INSURANCE SERIES
U.S. Government/AAA-Rated Securities Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009

[pie chart]
Percent of
net assets
Mortgage-backed obligations	39.6
U.S. Treasury bonds & notes	39.3
Federal agency bonds & notes	10.4
Asset-backed obligations	1.6
Other bonds	.4
Short-term securities & other assets less liabilities	8.7
100.0%
[end pie chart]

AMERICAN FUNDS INSURANCE SERIES
Cash Management Fund
12/31/2009

Where the fund's assets were invested based on total net assets as of 12/31/2009

[pie chart]
Percent of
net assets
Federal agency discount notes	14.1
U.S. Treasuries	4.4
Corporate short-term notes & other assets less liabilities	81.5
100.0%
[end pie chart]

[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

December 31, 2009

Common stocks — 94.65%	Shares	Value (000)
SOFTWARE & SERVICES — 17.06%
Microsoft Corp.	183,800	$5,604
Yahoo! Inc.1	285,000	4,782
Global Payments Inc.	80,000	4,309
Rovi Corp.1	131,600	4,194
Google Inc., Class A1	5,500	3,410
Oracle Corp.	125,000	3,067
NetEase.com, Inc. (ADR)1	69,400	2,610
McAfee, Inc.1	52,000	2,110
Acxiom Corp.1	140,000	1,879
United Internet AG1,2	134,004	1,771
Autodesk, Inc.1	60,000	1,525
eBay Inc.1	60,000	1,412
Nintendo Co., Ltd.2	4,300	1,020
Moneysupermarket.com Group PLC2	235,000	281
		37,974

DIVERSIFIED FINANCIALS — 9.93%
Credit Suisse Group AG2	117,000	5,756
Deutsche Bank AG2	72,800	5,127
IntercontinentalExchange, Inc.1	30,000	3,369
JPMorgan Chase & Co.	65,000	2,709
Bank of New York Mellon Corp.	75,000	2,098
State Street Corp.	28,000	1,219
Moody’s Corp.	44,000	1,179
UBS AG1,2	42,538	653
		22,110

TECHNOLOGY HARDWARE & EQUIPMENT — 9.53%
Apple Inc.1	35,000	7,380
Wistron Corp.2	1,131,222	2,187
QUALCOMM Inc.	45,000	2,082
Corning Inc.	100,000	1,931
Trimble Navigation Ltd.1	70,000	1,764
Delta Electronics, Inc.2	540,490	1,683
Cisco Systems, Inc.1	70,000	1,676
Logitech International SA1	83,700	1,431
Avid Technology, Inc.1	85,000	1,085
		21,219

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.17%
Teva Pharmaceutical Industries Ltd. (ADR)	127,000	7,135
Myriad Genetics, Inc.1	142,000	3,706
Life Technologies Corp.1	35,000	1,828
Novartis AG2	32,000	1,742
Vertex Pharmaceuticals Inc.1	40,000	1,714
Richter Gedeon NYRT2	5,500	1,247
UCB SA2	19,654	822
		18,194

BANKS — 6.54%
Banco Bradesco SA, preferred nominative	236,500	4,938
Itaú Unibanco Holding SA, preferred nominative (ADR)	88,000	2,010
HSBC Holdings PLC (Hong Kong)2	159,211	1,813
Industrial and Commercial Bank of China Ltd., Class H2	2,135,000	1,752
Zions Bancorporation	80,000	1,026
Grupo Financiero Banorte, SAB de CV, Series O	280,000	1,024
BNP Paribas SA2	12,221	964
Banco Santander, SA2	36,947	607
BOC Hong Kong (Holdings) Ltd.2	186,000	418
		14,552

HEALTH CARE EQUIPMENT & SERVICES — 5.17%
Inverness Medical Innovations, Inc.1	158,000	6,559
The Cooper Companies, Inc.	60,000	2,287
Sinopharm Group Co. Ltd., Class H1,2	346,000	1,217
Hologic, Inc.1	80,000	1,160
Beckman Coulter, Inc.	4,447	291
		11,514

COMMERCIAL & PROFESSIONAL SERVICES — 4.72%
Downer EDI Ltd.2	290,000	2,417
Serco Group PLC2	205,000	1,745
Manpower Inc.	31,900	1,741
Monster Worldwide, Inc.1	100,000	1,740
Capita Group PLC2	130,000	1,570
SGS SA2	1,000	1,301
		10,514

MEDIA — 4.64%
British Sky Broadcasting Group PLC2	305,000	2,751
Time Warner Inc.	91,666	2,671
Omnicom Group Inc.	40,000	1,566
CTC Media, Inc.1	85,000	1,267
McGraw-Hill Companies, Inc.	30,000	1,005
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	44,000	913
Next Media Ltd.1,2	1,157,000	155
		10,328

TRANSPORTATION — 4.56%
Ryanair Holdings PLC (ADR)1	186,400	4,999
AMR Corp.1	300,000	2,319
easyJet PLC1,2	316,000	1,783
AirAsia Bhd.1,2	2,600,000	1,043
		10,144

ENERGY — 4.09%
FMC Technologies, Inc.1	85,000	4,916
Schlumberger Ltd.	64,200	4,179
		9,095

UTILITIES — 3.71%
Xinao Gas Holdings Ltd.2	2,610,000	6,668
Scottish and Southern Energy PLC2	85,000	1,590
		8,258

INSURANCE — 3.60%
Sampo Oyj, Class A2	125,000	3,031
China Life Insurance Co. Ltd., Class H2	398,000	1,948
First American Corp.	45,055	1,492
Marsh & McLennan Companies, Inc.	60,000	1,325
American International Group, Inc.1	7,500	225
		8,021

RETAILING — 2.90%
Tractor Supply Co.1	35,000	1,854
Bed Bath & Beyond Inc.1	45,000	1,738
Best Buy Co., Inc.	43,000	1,697
Lowe’s Companies, Inc.	50,000	1,169
		6,458

CONSUMER SERVICES — 1.64%
Paddy Power PLC2	55,000	1,948
Texas Roadhouse, Inc.1	115,000	1,291
OPAP SA2	18,490	405
		3,644

TELECOMMUNICATION SERVICES — 1.57%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,571
Philippine Long Distance Telephone Co. (ADR)	9,100	515
Philippine Long Distance Telephone Co.2	9,100	513
Millicom International Cellular SA	12,200	900
		3,499

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.84%
NVIDIA Corp.1	100,000	1,868

MATERIALS — 0.70%
Ecolab Inc.	35,000	1,560

CONSUMER DURABLES & APPAREL — 0.32%
GEOX SpA2	105,050	722

FOOD & STAPLES RETAILING — 0.24%
Wal-Mart de México, SAB de CV, Series V	118,600	532

MISCELLANEOUS — 4.72%
Other common stocks in initial period of acquisition		10,503

Total common stocks (cost: $193,985,000)		210,709

	Shares or	Value
Convertible securities — 0.37%	principal amount	(000)

TRANSPORTATION — 0.35%
AMR Corp. 6.25% convertible notes 2014	$750,000	$781

INSURANCE — 0.02%
American International Group, Inc. 8.50% convertible preferred 2011, units	2,943	33

Total convertible securities (cost: $1,000,000)		814

	Principal amount
Short-term securities — 4.94%	(000)

Medtronic Inc. 0.10% due 1/27/20103	$2,600	2,600
Freddie Mac 0.07%–0.095% due 1/4–3/24/2010	2,500	2,500
Park Avenue Receivables Co., LLC 0.22% due 1/14/20103	2,000	2,000
Yale University 0.26% due 1/11/2010	1,700	1,700
Coca-Cola Co. 0.21% due 1/4/20103	1,200	1,200
Fannie Mae 0.09% due 2/3/2010	1,000	1,000

Total short-term securities (cost: $10,999,000)		11,000

Total investment securities (cost: $205,984,000)		222,523
Other assets less liabilities		95

Net assets		$222,618

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $61,215,000, which represented 27.50% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,800,000, which represented 2.61% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Discovery Fund
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets

Apple	3.31%
Teva Pharmaceutical Industries	3.21
Xinao Gas Holdings	3.00
Inverness Medical Innovations	2.94
Credit Suisse	2.59
Microsoft	2.52
Deutsche Bank	2.30
Ryanair Holdings	2.25
Banco Bradesco	2.22
FMC Technologies	2.21

			Percent
		Value	of net
Common stocks - 94.65%	Shares	(000)	assets

Software & services - 17.06%
Microsoft Corp.	183,800	$5,604	2.52%
Yahoo! Inc. (1)	285,000	4,782	2.15
Global Payments Inc.	80,000	4,309	1.94
Rovi Corp. (1)	131,600	4,194	1.88
Google Inc., Class A (1)	5,500	3,410	1.53
Oracle Corp.	125,000	3,067	1.38
NetEase.com, Inc. (ADR) (1)	69,400	2,610	1.17
McAfee, Inc. (1)	52,000	2,110	.95
Acxiom Corp. (1)	140,000	1,879	.84
United Internet AG (1) (2)	134,004	1,771	.79
Other securities		4,238	1.91
		37,974	17.06

Diversified financials - 9.93%
Credit Suisse Group AG (2)	117,000	5,756	2.59
Deutsche Bank AG (2)	72,800	5,127	2.30
IntercontinentalExchange, Inc. (1)	30,000	3,369	1.51
JPMorgan Chase & Co.	65,000	2,709	1.22
Bank of New York Mellon Corp.	75,000	2,098	.94
Other securities		3,051	1.37
		22,110	9.93

Technology hardware & equipment - 9.53%
Apple Inc. (1)	35,000	7,380	3.31
Wistron Corp. (2)	1,131,222	2,187	.98
QUALCOMM Inc.	45,000	2,082	.94
Corning Inc.	100,000	1,931	.87
Trimble Navigation Ltd. (1)	70,000	1,764	.79
Other securities		5,875	2.64
		21,219	9.53

Pharmaceuticals, biotechnology & life sciences - 8.17%
Teva Pharmaceutical Industries Ltd. (ADR)	127,000	7,135	3.21
Myriad Genetics, Inc. (1)	142,000	3,706	1.66
Life Technologies Corp. (1)	35,000	1,828	.82
Novartis AG (2)	32,000	1,742	.78
Other securities		3,783	1.70
		18,194	8.17

Banks - 6.54%
Banco Bradesco SA, preferred nominative	236,500	4,938	2.22
Itaú Unibanco Holding SA, preferred nominative (ADR)	88,000	2,010	.90
HSBC Holdings PLC (Hong Kong) (2)	159,211	1,813	.82
Industrial and Commercial Bank of China Ltd., Class H (2)	2,135,000	1,752	.79
Other securities		4,039	1.81
		14,552	6.54

Health care equipment & services - 5.17%
Inverness Medical Innovations, Inc. (1)	158,000	6,559	2.94
The Cooper Companies, Inc.	60,000	2,287	1.03
Other securities		2,668	1.20
		11,514	5.17

Commercial & professional services - 4.72%
Downer EDI Ltd. (2)	290,000	2,417	1.09
Serco Group PLC (2)	205,000	1,745	.78
Other securities		6,352	2.85
		10,514	4.72

Media - 4.64%
British Sky Broadcasting Group PLC (2)	305,000	2,751	1.24
Time Warner Inc.	91,666	2,671	1.20
Other securities		4,906	2.20
		10,328	4.64

Transportation - 4.56%
Ryanair Holdings PLC (ADR) (1)	186,400	4,999	2.25
AMR Corp. (1)	300,000	2,319	1.04
easyJet PLC (1) (2)	316,000	1,783	.80
Other securities		1,043	.47
		10,144	4.56

Energy - 4.09%
FMC Technologies, Inc. (1)	85,000	4,916	2.21
Schlumberger Ltd.	64,200	4,179	1.88
		9,095	4.09

Utilities - 3.71%
Xinao Gas Holdings Ltd. (2)	2,610,000	6,668	3.00
Other securities		1,590	.71
		8,258	3.71

Insurance - 3.60%
Sampo Oyj, Class A (2)	125,000	3,031	1.36
China Life Insurance Co. Ltd., Class H (2)	398,000	1,948	.87
Other securities		3,042	1.37
		8,021	3.60

Retailing - 2.90%
Tractor Supply Co. (1)	35,000	1,854	.83
Other securities		4,604	2.07
		6,458	2.90

Consumer services - 1.64%
Paddy Power PLC (2)	55,000	1,948	.88
Other securities		1,696	.76
		3,644	1.64

Telecommunication services - 1.57%
Other securities		3,499	1.57

Other - 2.10%
NVIDIA Corp. (1)	100,000	1,868	.84
Other securities		2,814	1.26
		4,682	2.10

Miscellaneous - 4.72%
Other common stocks in initial period of acquisition		10,503	4.72

Total common stocks (cost: $193,985,000)		210,709	94.65

			Percent
	Principal amount	Value	of net
Convertible securities - 0.37%	(000)	(000)	assets

Other - 0.37%
AMR Corp. 6.25% convertible notes 2014	$750	781	.35
Other securities		33	.02

Total convertible securities (cost: $1,000,000)		814	.37

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.94%	(000)	(000)	assets

Medtronic Inc. 0.10% due 1/27/2010 (3)	$2,600	$2,600	1.17
Freddie Mac 0.07%-0.095% due 1/4-3/24/2010	2,500	2,500	1.12
Park Avenue Receivables Co., LLC 0.22% due 1/14/2010 (3)	2,000	2,000	.90
Other securities		3,900	1.75
Total short-term securities (cost: $10,999,000)		11,000	4.94

Total investment securities (cost: $205,984,000)		222,523	99.96
Other assets less liabilities		95	.04

Net assets		$222,618	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $61,215,000, which represented 27.50% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,800,000, which represented 2.61% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth Fund
Investment portfolio

December 31, 2009

Common stocks — 92.60%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.00%
Microsoft Corp.	3,730,000	$113,728
Cisco Systems, Inc.1	3,121,500	74,729
Samsung Electronics Co. Ltd.2	98,845	67,557
Oracle Corp.	2,425,000	59,509
Texas Instruments Inc.	2,050,000	53,423
Google Inc., Class A1	75,000	46,499
Yahoo! Inc.1	2,330,200	39,101
Hewlett-Packard Co.	700,000	36,057
SAP AG2	450,000	21,208
SAP AG (ADR)	200,000	9,362
ASML Holding NV (New York registered)	730,489	24,902
ASML Holding NV2	111,111	3,776
Nintendo Co., Ltd.2	105,000	24,907
Canon, Inc.2	519,000	21,954
Infosys Technologies Ltd.2	360,000	20,093
Apple Inc.1	78,000	16,447
Tyco Electronics Ltd.	666,250	16,356
KLA-Tencor Corp.	412,921	14,931
Murata Manufacturing Co., Ltd.2	300,000	14,822
Hon Hai Precision Industry Co., Ltd.2	3,000,000	14,128
Applied Materials, Inc.	1,000,000	13,940
Altera Corp.	550,000	12,447
MediaTek Inc.2	640,278	11,131
STMicroelectronics NV2	1,200,000	10,873
Cielo SA, ordinary nominative	1,215,000	10,696
HTC Corp.2	846,300	9,642
Venture Corp. Ltd.2	1,300,000	8,150
		770,368

HEALTH CARE — 11.89%
Novo Nordisk A/S, Class B2	1,455,200	93,096
Roche Holding AG2	493,500	83,859
UCB SA2	1,575,677	65,935
UnitedHealth Group Inc.	1,995,000	60,808
Aetna Inc.	1,262,600	40,024
Sonic Healthcare Ltd.2	2,110,000	29,058
Smith & Nephew PLC2	2,767,000	28,449
Bayer AG2	349,300	27,897
Merck & Co., Inc.	679,600	24,833
Baxter International Inc.	390,000	22,885
Hospira, Inc.1	380,000	19,380
Stryker Corp.	355,000	17,881
CSL Ltd.2	540,043	15,710
Shire Ltd. (ADR)	250,000	14,675
Pharmaceutical Product Development, Inc.	544,350	12,760
DENTSPLY International Inc.	360,000	12,661
Covance Inc.1	195,000	10,641
Intuitive Surgical, Inc.1	30,000	9,100
Nobel Biocare Holding AG2	243,500	8,140
Novartis AG2	120,000	6,531
RHÖN-KLINIKUM AG, non-registered shares2	260,000	6,355
		610,678

CONSUMER STAPLES — 11.80%
Anheuser-Busch InBev NV2	1,885,024	97,317
Pernod Ricard SA2	1,027,739	88,152
Unilever NV, depository receipts2	2,588,000	84,269
C&C Group PLC2	8,109,589	34,972
Coca-Cola Co.	490,000	27,930
Beiersdorf AG2	386,500	25,383
Philip Morris International Inc.	500,000	24,095
Avon Products, Inc.	695,800	21,918
British American Tobacco PLC2	664,500	21,585
METRO AG2	343,108	20,898
Nestlé SA2	400,000	19,412
Wal-Mart de México, SAB de CV, Series V (ADR)2	400,000	17,957
SABMiller PLC2	600,000	17,618
Woolworths Ltd.2	608,483	15,240
Procter & Gamble Co.	250,000	15,157
PepsiCo, Inc.	245,000	14,896
Tesco PLC2	2,100,000	14,447
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	140,000	14,153
Jerónimo Martins, SGPS, SA2	1,120,000	11,132
Kimberly-Clark de México, SAB de CV, Class A	2,300,000	10,301
Danone SA2	150,430	9,154
Cosan Ltd., Class A1	7,134	62
		606,048

FINANCIALS — 11.72%
UBS AG1,2	3,570,000	54,781
Allianz SE2	422,000	52,489
Macquarie Group Ltd.2	1,064,909	45,590
China Life Insurance Co. Ltd., Class H2	7,940,000	38,857
Moody’s Corp.	1,395,600	37,402
Banco Santander, SA2	2,123,226	34,859
DLF Ltd.2	4,370,000	33,643
HSBC Holdings PLC (United Kingdom)2	2,427,777	27,743
AXA SA2	1,164,463	27,520
Bank of Nova Scotia	508,000	23,888
Prudential PLC2	2,275,386	23,210
DnB NOR ASA1,2	2,053,333	22,287
Housing Development Finance Corp. Ltd.2	370,000	21,290
JPMorgan Chase & Co.	500,000	20,835
Royal Bank of Scotland Group PLC1,2	34,090,000	16,010
Industrial and Commercial Bank of China Ltd., Class H2	19,500,000	16,005
Itaú Unibanco Holding SA, preferred nominative	687,500	15,265
CIMB Group Holdings Bhd.2	3,750,000	14,065
Berkshire Hathaway Inc., Class A1	140	13,888
Wells Fargo & Co.	500,000	13,495
Sun Hung Kai Properties Ltd.2	860,000	12,762
BNP Paribas SA2	136,555	10,768
ACE Ltd.	190,000	9,576
Citigroup Inc.	2,000,000	6,620
Ayala Land, Inc.2	19,300,000	4,669
East West Bancorp, Inc.2,3	344,146	4,622
		602,139

CONSUMER DISCRETIONARY — 9.36%
Virgin Media Inc.1	4,860,000	81,794
Toyota Motor Corp.2	1,452,900	61,081
News Corp., Class A	3,883,407	53,164
Honda Motor Co., Ltd.2	1,408,800	47,663
Home Depot, Inc.	1,200,000	34,716
adidas AG2	422,000	22,768
NIKE, Inc., Class B	320,000	21,142
H & M Hennes & Mauritz AB, Class B2	376,000	20,823
Burberry Group PLC2	1,870,000	17,952
GOME Electrical Appliances Holding Ltd.1,2	50,000,000	17,929
Carphone Warehouse Group PLC2	5,625,000	16,978
McDonald’s Corp.	250,000	15,610
Harman International Industries, Inc.	440,000	15,523
Target Corp.	250,000	12,093
Best Buy Co., Inc.	235,000	9,273
Suzuki Motor Corp.2	313,000	7,690
Kesa Electricals PLC2	3,210,000	7,665
Carnival Corp., units1	225,000	7,130
Nikon Corp.2	301,000	5,940
Time Warner Inc.	100,000	2,914
Multi Screen Media Private Ltd.1,2,4	16,148	1,058
		480,906

TELECOMMUNICATION SERVICES — 7.74%
Telefónica, SA2	4,087,799	113,850
Koninklijke KPN NV2	5,328,000	90,306
América Móvil, SAB de CV, Series L (ADR)	1,275,000	59,899
América Móvil, SAB de CV, Series L	3,350,000	7,886
SOFTBANK CORP.2	1,651,300	38,618
AT&T Inc.	1,000,000	28,030
China Telecom Corp. Ltd., Class H2	59,870,000	24,775
Telekom Austria AG, non-registered shares2	1,445,200	20,619
Vodafone Group PLC2	6,000,000	13,912
		397,895

INDUSTRIALS — 7.01%
United Technologies Corp.	652,000	45,255
Tyco International Ltd.	1,133,750	40,452
KBR, Inc.	1,713,000	32,547
Siemens AG2	346,057	31,718
Vestas Wind Systems A/S1,2	457,370	27,982
First Solar, Inc.1	195,000	26,403
Actuant Corp., Class A	1,270,000	23,533
Ryanair Holdings PLC (ADR)1	733,100	19,662
Michael Page International PLC2	2,995,000	18,183
Delta Air Lines, Inc.1	1,160,000	13,201
Schneider Electric SA2	100,000	11,577
IDEX Corp.	360,000	11,214
China Railway Construction Corp. Ltd., Class H2	8,753,500	11,150
Marubeni Corp.2	2,000,000	10,894
Masco Corp.	775,000	10,703
Finmeccanica SpA2	480,000	7,650
FANUC LTD2	75,000	6,978
Macquarie Infrastructure Group2	4,000,000	4,766
United Parcel Service, Inc., Class B	75,000	4,303
Alstom SA2	30,066	2,087
		360,258

ENERGY — 6.81%
TOTAL SA2	1,035,000	66,276
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	700,000	33,376
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	16,108
Reliance Industries Ltd.2	2,074,000	48,400
Chevron Corp.	580,000	44,654
Royal Dutch Shell PLC, Class B2	574,666	16,768
Royal Dutch Shell PLC, Class B (ADR)	233,643	13,582
Tenaris SA (ADR)	640,000	27,296
Oil Search Ltd.2	3,810,000	20,785
Canadian Natural Resources, Ltd.	280,700	20,381
Suncor Energy Inc.	370,000	13,153
Imperial Oil Ltd.	257,928	10,020
Statoil ASA2	366,435	9,139
Eni SpA2	300,000	7,632
Baker Hughes Inc.	54,200	2,194
		349,764

MATERIALS — 5.40%
Barrick Gold Corp.	900,000	35,442
Sigma-Aldrich Corp.	659,649	33,332
Rio Tinto PLC2	581,250	31,368
Alcoa Inc.	1,770,000	28,533
Holcim Ltd1,2	324,908	25,158
Akzo Nobel NV2	363,100	23,915
Sociedad Química y Minera de Chile SA, Class B (ADR)	500,992	18,822
Aquarius Platinum Ltd.1,2	2,777,778	18,015
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)1	1,500,000	17,730
Potash Corp. of Saskatchewan Inc.	130,000	14,105
Shin-Etsu Chemical Co., Ltd.2	160,000	9,024
Weyerhaeuser Co.	200,000	8,628
Nitto Denko Corp.2	200,000	7,131
Praxair, Inc.	75,000	6,023
		277,226

UTILITIES — 2.63%
GDF Suez2	1,141,805	49,500
SUEZ Environnement Co.2	1,295,000	29,895
CLP Holdings Ltd.2	3,740,000	25,274
RWE AG2	187,500	18,207
E.ON AG2	300,000	12,515
		135,391

MISCELLANEOUS — 3.24%
Other common stocks in initial period of acquisition		166,358

Total common stocks (cost: $3,773,988,000)		4,757,031

		Value
Preferred stocks — 0.15%	Shares	(000)

FINANCIALS — 0.15%
SMFG Preferred Capital USD 3 Ltd. 9.50%3,5	6,960,000	$7,343
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative3	400,000	395

Total preferred stocks (cost: $6,891,000)		7,738

Convertible securities — 0.17%

FINANCIALS — 0.17%
East West Bancorp, Inc. 13.00% convertible preferred1,2,3	5,942	8,828

Total convertible securities (cost: $5,942,000)		8,828

	Principal amount
Short-term securities — 7.01%	(000)

Fannie Mae 0.11%–0.25% due 1/5–8/16/2010	$71,200	71,189
Federal Home Loan Bank 0.075%–0.10% due 2/26–3/17/2010	62,800	62,793
International Bank for Reconstruction and Development 0.09%–0.10% due 2/16–2/18/2010	50,300	50,297
KfW 0.20% due 1/29/20103	27,600	27,596
ANZ National (International) Ltd. 0.23% due 1/25/20103	25,400	25,396
General Electric Capital Corp. 0.01% due 1/4/2010	24,600	24,600
Caisse d’Amortissement de la Dette Sociale 0.245% due 1/25/2010	22,000	21,997
Coca-Cola Co. 0.18% due 1/7/20103	21,000	20,999
National Australia Funding (Delaware) Inc. 0.20% due 1/14/20103	17,900	17,898
Québec (Province of) 0.18% due 1/11/20103	12,000	11,999
Eni Finance USA Inc. 0.16% due 1/6/20103	11,500	11,500
Barton Capital LLC 0.20% due 1/11/20103	7,400	7,399
U.S. Treasury Bill 0.055% due 3/11/2010	6,700	6,700

Total short-term securities (cost: $360,352,000)		360,363

Total investment securities (cost: $4,147,173,000)		5,133,960
Other assets less liabilities		3,335

Net assets		$5,137,295

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,739,880,000, which represented 53.33% of the net assets of the fund. This amount includes $2,707,415,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $143,975,000, which represented 2.80% of the net assets of the fund.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

5Coupon rate may change periodically.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth Fund
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets

Telefónica	2.21%
Microsoft	2.21
Anheuser-Busch InBev	1.89
Novo Nordisk	1.81
Koninklijke KPN	1.76
Pernod Ricard	1.72
Unilever NV	1.64
Roche	1.63
Virgin Media	1.59
Cisco Systems	1.45

			Percent
		Value	of net
Common stocks - 92.60%	Shares	(000)	assets

Information technology - 15.00%
Microsoft Corp.	3,730,000	$113,728	2.21%
Cisco Systems, Inc. (1)	3,121,500	74,729	1.45
Samsung Electronics Co. Ltd. (2)	98,845	67,557	1.32
Oracle Corp.	2,425,000	59,509	1.16
Texas Instruments Inc.	2,050,000	53,423	1.04
Google Inc., Class A (1)	75,000	46,499	.91
Yahoo! Inc. (1)	2,330,200	39,101	.76
Hewlett-Packard Co.	700,000	36,057	.70
SAP AG (2)	450,000	21,208
SAP AG (ADR)	200,000	9,362	.60
Other securities		249,195	4.85
		770,368	15.00

Health care - 11.89%
Novo Nordisk A/S, Class B (2)	1,455,200	93,096	1.81
Roche Holding AG (2)	493,500	83,859	1.63
UCB SA (2)	1,575,677	65,935	1.28
UnitedHealth Group Inc.	1,995,000	60,808	1.19
Aetna Inc.	1,262,600	40,024	.78
Other securities		266,956	5.20
		610,678	11.89

Consumer staples - 11.80%
Anheuser-Busch InBev NV (2)	1,885,024	97,317	1.89
Pernod Ricard SA (2)	1,027,739	88,152	1.72
Unilever NV, depository receipts (2)	2,588,000	84,269	1.64
C&C Group PLC (2)	8,109,589	34,972	.68
Other securities		301,338	5.87
		606,048	11.80

Financials - 11.72%
UBS AG (1) (2)	3,570,000	54,781	1.06
Allianz SE (2)	422,000	52,489	1.02
Macquarie Group Ltd. (2)	1,064,909	45,590	.89
China Life Insurance Co. Ltd., Class H (2)	7,940,000	38,857	.76
Moody's Corp.	1,395,600	37,402	.73
Banco Santander, SA (2)	2,123,226	34,859	.68
DLF Ltd. (2)	4,370,000	33,643	.65
Other securities		304,518	5.93
		602,139	11.72

Consumer discretionary - 9.36%
Virgin Media Inc. (1)	4,860,000	81,794	1.59
Toyota Motor Corp. (2)	1,452,900	61,081	1.19
News Corp., Class A	3,883,407	53,164	1.03
Honda Motor Co., Ltd. (2)	1,408,800	47,663	.93
Home Depot, Inc.	1,200,000	34,716	.68
Other securities		202,488	3.94
		480,906	9.36

Telecommunication services - 7.74%
Telefónica, SA (2)	4,087,799	113,850	2.21
Koninklijke KPN NV (2)	5,328,000	90,306	1.76
América Móvil, SAB de CV, Series L (ADR)	1,275,000	59,899
América Móvil, SAB de CV, Series L	3,350,000	7,886	1.32
SOFTBANK CORP. (2)	1,651,300	38,618	.75
Other securities		87,336	1.70
		397,895	7.74

Industrials - 7.01%
United Technologies Corp.	652,000	45,255	.88
Tyco International Ltd.	1,133,750	40,452	.79
KBR, Inc.	1,713,000	32,547	.63
Siemens AG (2)	346,057	31,718	.62
Other securities		210,286	4.09
		360,258	7.01

Energy - 6.81%
TOTAL SA (2)	1,035,000	66,276	1.29
Reliance Industries Ltd. (2)	2,074,000	48,400	.94
Chevron Corp.	580,000	44,654	.87
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	700,000	33,376	.65
Other securities		157,058	3.06
		349,764	6.81

Materials - 5.40%
Barrick Gold Corp.	900,000	35,442	.69
Sigma-Aldrich Corp.	659,649	33,332	.65
Rio Tinto PLC (2)	581,250	31,368	.61
Other securities		177,084	3.45
		277,226	5.40

Utilities - 2.63%
GDF Suez (2)	1,141,805	49,500	.96
Other securities		85,891	1.67
		135,391	2.63

Miscellaneous - 3.24%
Other common stocks in initial period of acquisition		166,358	3.24

Total common stocks (cost: $3,773,988,000)		4,757,031	92.60

			Percent
		Value	of net
Preferred stocks - 0.15%		(000)	assets

Financials - 0.15%
Other securities		7,738	.15

Total preferred stocks (cost: $6,891,000)		7,738	.15

			Percent
		Value	of net
Convertible securities - 0.17%		(000)	assets

Financials - 0.17%
Other securities		8,828	.17

Total convertible securities (cost: $5,942,000)		8,828	.17

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.01%	(000)	(000)	assets

Fannie Mae 0.11%-0.25% due 1/5-8/16/2010	$71,200	71,189	1.38
Federal Home Loan Bank 0.075%-0.10% due 2/26-3/17/2010	62,800	62,793	1.22
International Bank for Reconstruction and Development 0.09%-0.10% due 2/16-2/18/2010	50,300	50,297	.98
Other securities		176,084	3.43

Total short-term securities (cost: $360,352,000)		360,363	7.01

Total investment securities (cost: $4,147,173,000)		5,133,960	99.93
Other assets less liabilities		3,335	.07

Net assets		$5,137,295	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,058,000, which represented .02% of the net assets of the fund) may be subject to legal or contractual restrictions on resale. Some of these securities (with an aggregate value of $143,975,000, which represented 2.80% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the year ended December 31, 2009, appear below.

					Dividend	Value of affiliate
	Beginning			Ending	income	at 12/31/09
	shares	Additions	Reductions	shares	(000)	(000)
AMG Advanced Metallurgical Group NV (3)	1,600,800	-	1,600,800	-	-	-

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,739,880,000, which represented 53.33% of the net assets of the fund. This amount includes $2,707,415,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Unaffiliated issuer at 12/31/2009.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Small Capitalization Fund
Investment portfolio

December 31, 2009

Common stocks — 94.92%	Shares	Value (000)

CONSUMER DISCRETIONARY — 18.35%
Jumbo SA1,2	7,141,333	$90,647
Modern Times Group MTG AB, Class B2	813,500	40,290
Fourlis1,2	2,804,285	36,556
Oceanus Group Ltd.2,3	81,265,000	25,207
Hankook Tire Co., Ltd.2	1,151,000	25,071
Golden Eagle Retail Group Ltd.2	11,915,000	24,078
Paddy Power PLC2	622,000	22,027
Pantaloon Retail (India) Ltd.2	2,500,000	20,251
Pantaloon Retail (India) Ltd., Class B2	200,000	1,223
Parkson Retail Group Ltd.2	11,368,000	19,887
Lions Gate Entertainment Corp.3	3,250,000	18,882
Central European Media Enterprises Ltd., Class A3	790,000	18,652
CTC Media, Inc.3	1,100,000	16,390
Harman International Industries, Inc.	444,600	15,686
ASOS PLC2,3	2,000,000	15,638
Expedia, Inc.3	557,200	14,326
Minth Group Ltd.2	9,118,000	13,368
Live Nation, Inc.3	1,450,000	12,339
Blue Nile, Inc.3	182,400	11,551
Melco Crown Entertainment Ltd. (ADR)3	3,052,763	10,288
Signet Jewelers Ltd.3	383,000	10,234
Raffles Education Corp. Ltd.2	35,803,240	10,217
Cheil Worldwide Inc.2	37,100	10,014
AutoNation, Inc.3	500,000	9,575
Stella International Holdings Ltd.2	5,259,500	9,536
Café de Coral Holdings Ltd.2	3,800,000	8,671
CKX, Inc.3,4	1,600,000	8,432
GEOX SpA2	1,145,750	7,877
Schibsted ASA2,3	343,747	7,695
Ekornes ASA2	293,100	6,071
NEXEN Tire Co., Ltd.2	1,005,000	5,808
Brunswick Corp.	430,000	5,465
American Axle & Manufacturing Holdings, Inc.3	680,000	5,454
Titan Industries Ltd.2	169,314	5,146
Billabong International Ltd.2	463,578	4,506
Parkson Holdings Bhd.2	2,721,950	4,222
P.F. Chang’s China Bistro, Inc.3	100,000	3,791
Jo-Ann Stores, Inc.3	100,000	3,624
Gafisa SA, ordinary nominative	216,200	3,504
Toll Corp.3	175,000	3,292
Rightmove PLC2	395,665	3,203
Group 1 Automotive, Inc.3	100,000	2,835
Pou Sheng International (Holdings) Ltd.2,3	18,226,000	2,713
Rational AG2	12,323	2,086
Timberland Co., Class A3	110,000	1,972
Bloomsbury Publishing PLC2	625,000	1,277
Ten Alps PLC2,3	2,600,000	1,156
Gaming VC Holdings SA2	200,000	704
Phorm, Inc.2,3	125,000	678
Mobil Travel Guide, Inc.2,3,5	219,739	55
CEC Unet PLC2,3	14,911,148	—
		602,170

INFORMATION TECHNOLOGY — 15.01%
Kingboard Chemical Holdings Ltd.2	11,482,000	45,245
AAC Acoustic Technologies Holdings Inc.2	27,066,000	44,458
Rovi Corp.3	1,347,989	42,960
Kingboard Laminates Holdings Ltd.2	59,286,509	40,924
Hittite Microwave Corp.3	525,000	21,394
VTech Holdings Ltd.2	2,124,000	20,253
Semtech Corp.3	1,170,000	19,902
Global Unichip Corp.2	3,576,627	18,837
Infotech Enterprises Ltd.2	2,585,988	17,111
FormFactor, Inc.3	710,600	15,463
OBIC Co., Ltd.2	92,630	15,121
Intersil Corp., Class A	962,500	14,765
Global Payments Inc.	267,000	14,381
Delta Electronics (Thailand) PCL2	23,250,000	12,945
Verifone Holdings, Inc.3	775,000	12,694
DTS, Inc.3	357,919	12,244
RichTek Technology Corp.2	1,090,000	11,074
Halma PLC2	2,182,500	8,508
SkillSoft PLC (ADR)3	750,000	7,860
SuccessFactors, Inc.3	470,000	7,793
Acxiom Corp.3	550,000	7,381
Hana Microelectronics PCL2	11,370,000	7,096
Telecity Group PLC2,3	1,048,097	6,463
Acer Inc.2	2,113,930	6,322
austriamicrosystems AG, non-registered shares2,3	279,314	6,089
Wistron Corp.2	3,100,000	5,994
FARO Technologies, Inc.3	255,000	5,467
ACI Worldwide, Inc.3	315,600	5,413
OnMobile Global Ltd.2,3	470,000	4,552
PixArt Imaging Inc.2	485,000	4,070
Spectris PLC2	340,000	4,011
Digital River, Inc.3	139,770	3,772
Varian Semiconductor Equipment Associates, Inc.3	90,000	3,229
Playtech Ltd.2	460,000	3,094
Redington (India) Ltd.2	462,660	3,086
Renishaw PLC2	310,000	2,730
Wincor Nixdorf AG2	40,000	2,726
Logitech International SA3	150,000	2,565
Tripod Technology Corp.2	669,000	2,247
SEEK Ltd.2	250,263	1,538
HSW International, Inc.3,4	1,902,173	589
HSW International, Inc.2,3,4	674,303	149
KAB Distribution Inc.2,3	1,500,000	—
		492,515

INDUSTRIALS — 12.99%
Monster Worldwide, Inc.3	2,100,000	36,540
Intertek Group PLC2	1,385,000	27,923
International Container Terminal Services, Inc.2	47,285,000	22,870
MSC Industrial Direct Co., Inc., Class A	477,000	22,419
Copart, Inc.3	540,000	19,780
Pfeiffer Vacuum Technology AG, non-registered shares2	168,000	14,073
Landstar System, Inc.	360,000	13,957
Downer EDI Ltd.2	1,672,000	13,936
TrueBlue, Inc.3	915,000	13,551
JVM Co., Ltd.1,2,3	411,500	13,010
Pursuit Dynamics PLC1,2,3	4,229,200	10,258
Jain Irrigation Systems Ltd.2	525,000	9,854
Aboitiz Equity Ventures, Inc.2	48,700,000	9,428
Lonrho PLC2,3	49,607,000	9,384
ALL — América Latina Logística SA, units	1,000,000	9,354
Herman Miller, Inc.	585,000	9,348
Prysmian SpA2	525,000	9,183
Loomis AB, Class B2	768,000	8,389
Goodpack Ltd.2	10,490,000	8,374
De La Rue PLC2	523,679	8,325
Temp Holdings Co., Ltd.2	906,000	7,114
Ellaktor SA2	960,000	7,073
Flughafen Wien AG, non-registered shares2	135,000	6,735
CoStar Group, Inc.3	160,000	6,683
Uponor Oyj2	303,000	6,481
AMR Corp.3	837,500	6,474
Frigoglass SAIC2,3	558,473	5,383
Hays PLC2	3,180,000	5,308
John Bean Technologies Corp.	310,000	5,273
Go-Ahead Group PLC2	240,000	5,144
easyJet PLC2,3	855,000	4,823
AirAsia Bhd.2,3	11,878,000	4,765
DCC PLC2	163,754	4,570
Horizon North Logistics Inc.3	2,700,000	4,256
J&P-AVAX SA2	1,046,000	4,144
BELIMO Holding AG2	3,450	3,830
Zenergy Power PLC2,3	2,000,000	3,737
S1 Corp.2	88,000	3,663
Seco Tools AB, Class B2	275,000	3,337
Houston Wire & Cable Co.	267,600	3,184
United Stationers Inc.3	55,000	3,127
Heidelberger Druckmaschinen AG2,3	393,000	3,075
Standard Parking Corp.3	190,000	3,017
Geberit AG2	16,500	2,920
Mine Safety Appliances Co.	110,000	2,918
Sintex Industries Ltd.2	429,100	2,525
Kaba Holding AG2	9,500	2,280
Northgate PLC2,3	627,270	2,197
Dalian Port (PDA) Co. Ltd., Class H2	5,600,000	2,148
PRONEXUS INC.2	318,000	1,883
Permasteelisa SpA2,3	88,000	1,636
Beacon Roofing Supply, Inc.3	95,000	1,520
Watsco, Inc.	28,000	1,371
Advisory Board Co.3	38,000	1,165
Indutrade AB2	60,962	1,149
Chen Hsong Holdings Ltd.2	2,416,000	681
LECG Corp.3	144,700	433
American Shipping Co. ASA2,3	188,000	209
Aker Philadelphia Shipyard ASA2,3,4	110,800	131
		426,318

HEALTH CARE — 10.94%
Volcano Corp.3	2,295,478	39,895
Inverness Medical Innovations, Inc.3	784,577	32,568
Myriad Genetics, Inc.3	1,031,900	26,933
Talecris Biotherapeutics Holdings Corp.3	1,190,000	26,501
Cochlear Ltd.2	320,899	19,814
OJSC Pharmstandard (GDR)2,3	946,865	19,006
EGIS Nyrt.2	175,825	17,497
Illumina, Inc.3	538,500	16,505
Nakanishi Inc.2	188,900	15,019
Masimo Corp.3	473,300	14,398
Integra LifeSciences Holdings Corp.3	357,250	13,140
Sonic Healthcare Ltd.2	937,860	12,916
athenahealth, Inc.3	276,000	12,486
ZOLL Medical Corp.3	435,424	11,635
ResMed Inc.3	200,000	10,454
NuVasive, Inc.3	305,000	9,754
Genomma Lab Internacional, SAB de CV, Series B3	4,245,000	9,347
Greatbatch, Inc.3	405,200	7,792
Amylin Pharmaceuticals, Inc.3	453,000	6,428
Merck Ltd.2	370,857	4,560
Invacare Corp.	180,000	4,489
American Medical Systems Holdings, Inc.3	212,936	4,108
Array BioPharma Inc.3	1,115,000	3,133
Laboratorios Farmacéuticos ROVI, SA2	255,000	2,817
ABIOMED, Inc.3	292,632	2,558
Beckman Coulter, Inc.	38,300	2,506
Ipca Laboratories Ltd.2	95,000	2,124
QRxPharma Ltd.2,3	3,000,000	2,079
Hologic, Inc.3	140,000	2,030
AS ONE Corp.2	107,100	1,869
Martek Biosciences Corp.3	95,000	1,799
Endo Pharmaceuticals Holdings Inc.3	77,100	1,581
A&D Pharma Holdings NV (GDR)2,3	232,200	1,164
Ondine Biopharma Corp.3,4	2,620,000	125
Ondine Biopharma Corp. (GBP denominated)2,3,4	490,000	24
Ondine Biopharma Corp.3	400,000	19
WuXi PharmaTech (Cayman) Inc. (ADR)3	6,700	107
		359,180

MATERIALS — 10.86%
African Minerals Ltd.2,3	7,905,000	47,404
African Minerals Ltd.2,3,4	2,480,000	14,872
Jaguar Mining Inc.3	1,603,000	18,087
Jaguar Mining Inc.3,4	952,500	10,747
European Goldfields Ltd.2,3	4,691,100	26,498
Midas Holdings Ltd.2	40,325,000	26,176
AK Steel Holding Corp.	1,055,000	22,524
Eastern Platinum Ltd.3	18,975,000	16,678
Allied Gold Ltd.1,2,3	38,040,274	11,302
Allied Gold Ltd. (CDI)1,2,3	12,000,000	3,663
Allied Gold Ltd. (GBP denominated)1,2,3	3,800,000	1,160
Inmet Mining Corp.	200,000	12,187
Lynas Corp. Ltd.2,3	23,325,296	11,326
Centamin Egypt Ltd.2,3	5,742,024	11,291
Rusoro Mining Ltd.3,4	14,011,765	5,891
Rusoro Mining Ltd.3	11,518,667	4,842
Aquarius Platinum Ltd.2,3	1,655,455	10,677
Lundin Mining Corp.3	2,250,000	9,243
Conquest Mining Ltd.1,2,3	20,000,000	8,869
Huabao International Holdings Ltd.2	7,510,000	8,099
FUCHS PETROLUB AG2	91,000	7,911
Kenmare Resources PLC2,3	21,637,759	7,694
Petropavlovsk PLC2,3	367,578	6,028
Symrise AG2	250,000	5,360
MBAC Fertilizer Corp.3	1,750,000	5,350
Cape Lambert Resources Ltd.2,3	10,400,000	4,906
Cheil Industries Inc.2	100,500	4,888
Mineral Deposits Ltd. (CAD denominated)3	2,550,000	2,436
Mineral Deposits Ltd.2,3	2,365,672	2,065
Sundance Resources Ltd.2,3	29,400,000	4,026
Northern Iron Ltd.2,3	3,493,249	3,912
Sika AG, non-registered shares2	2,500	3,885
SOL SpA2	520,000	2,960
Calgon Carbon Corp.3	175,000	2,432
Banro Corp.3	1,011,400	1,971
J.K. Cement Ltd.2	560,000	1,769
Oxus Gold PLC2,3	11,076,878	1,590
Intrepid Potash, Inc.3	51,100	1,491
Polo Resources Ltd.2,3	22,823,700	1,394
Chaarat Gold Holdings Ltd.2,3,4	1,710,000	863
Gemfields Resources PLC2,3,4	8,149,333	692
Gemfields Resources PLC2,3	2,000,000	170
Hard Creek Nickel Corp.3,4	1,997,100	372
Orsu Metals Corp.3	588,231	326
Gladstone Pacific Nickel Ltd.2,3	939,000	243
Zoloto Resources Ltd.2,3	2,395,200	55
Mwana Africa PLC2,3	192,500	38
		356,363

FINANCIALS — 8.34%
Industrial and Commercial Bank of China (Asia) Ltd.2	16,535,611	35,788
SVB Financial Group3	625,000	26,056
Redwood Trust, Inc.3	1,100,000	15,906
East West Bancorp, Inc.	670,800	10,599
East West Bancorp, Inc.2,4	394,535	5,299
Banco Daycoval SA, preferred nominative	2,085,700	11,707
CDL Hospitality Trusts2	8,824,000	10,851
Azimut Holding SpA2	760,000	10,138
Portfolio Recovery Associates, Inc.3	225,000	10,098
Banco Cruzeiro do Sul SA, preferred nominative	1,377,100	10,053
Champion Real Estate Investment Trust2	21,937,377	9,285
Banco Pine SA, preferred nominative	1,500,000	9,254
Banco Panamericano SA, preferred nominative	1,516,700	9,183
Daegu Bank, Ltd.2	593,320	8,728
BOK Financial Corp.	180,000	8,554
Dolphin Capital Investors Ltd.2,3	7,805,320	7,169
Busan Bank2	575,000	6,859
Dah Sing Financial Holdings Ltd.2,3	1,200,000	6,617
Indiabulls Real Estate Ltd.2,3	1,200,000	5,829
First Southern Bancorp, Inc.2,3,5	232,830	4,913
Starwood Property Trust, Inc.	250,000	4,722
Zenith National Insurance Corp.	155,691	4,633
eHealth, Inc.3	255,000	4,190
Airesis SA1,2,3	3,294,151	4,186
Gruppo MutuiOnline SpA2	475,000	3,838
China Real Estate Information Corp. (ADR)3	343,900	3,776
Banco ABC Brasil SA, preferred nominative	469,300	3,178
Bajaj Holdings & Investment Ltd.2	237,225	3,110
CapitaMall Trust, units2	2,440,000	3,093
MGIC Investment Corp.3	525,000	3,033
City National Corp.	60,000	2,736
Sterling Bancshares, Inc.	469,290	2,407
Zions Bancorporation	175,000	2,245
Paraná Banco SA, preferred nominative	382,280	2,244
United Bankshares, Inc.	105,000	2,097
Islamic Arab Insurance Co. (Salama)2,3	5,250,000	1,228
		273,602

ENERGY — 5.13%
Heritage Oil Ltd.2,3	4,563,000	32,145
BJ Services Co.	1,332,500	24,784
Concho Resources Inc.3	454,000	20,385
Karoon Gas Australia Ltd.2,3	2,076,790	19,513
Cimarex Energy Co.	309,000	16,368
Dril-Quip, Inc.3	235,000	13,273
Regal Petroleum PLC2,3	9,555,500	12,266
Wellstream Holdings PLC2	1,000,000	8,535
ShaMaran Petroleum Corp.2,3,4	14,400,000	5,881
Exillon Energy PLC2,3	1,456,000	4,239
Oceaneering International, Inc.3	65,000	3,804
Borders & Southern Petroleum PLC2,3	3,340,000	3,313
Cap-Link Ventures Ltd.2,3,4	6,800,000	2,007
Leni Gas & Oil PLC2,3,4	25,500,000	1,288
BNK Petroleum Inc.3	508,600	573
Oilexco Inc. (GBP denominated)2,3,4	1,900,000	—
Oilexco Inc. (GBP denominated)2,3	1,755,000	—
Oilexco Inc.2,3,4	985,000	—
		168,374

CONSUMER STAPLES — 3.58%
Hite Brewery Co., Ltd.2	171,300	24,980
Kernel Holding SA2,3	1,555,000	22,666
Hypermarcas SA, ordinary nominative3	883,000	20,270
Whole Foods Market, Inc.3	525,000	14,411
Nong Shim Co., Ltd.2	40,505	8,656
Chattem, Inc.3	90,000	8,397
PureCircle Ltd. (CDI)2,3	1,845,238	7,257
Drogasil SA, ordinary nominative	341,900	5,494
China Green (Holdings) Ltd.2	4,123,000	3,898
PT BISI International Tbk2,3	9,354,500	1,342
		117,371

UTILITIES — 3.53%
Xinao Gas Holdings Ltd.2	37,865,700	96,732
Hyflux Ltd2	7,612,000	19,112
		115,844

TELECOMMUNICATION SERVICES — 1.24%
True Corp. PCL2,3	184,688,200	16,875
tw telecom inc.3	650,000	11,141
Partner Communications Co. Ltd.2	383,306	7,777
Partner Communications Co. Ltd. (ADR)	14,000	285
Total Access Communication PCL2	2,403,300	2,566
StarHub Ltd2	1,372,250	2,089
		40,733

MISCELLANEOUS — 4.95%
Other common stocks in initial period of acquisition		162,326

Total common stocks (cost: $2,710,231,000)		3,114,796

Rights & warrants — 0.05%	Shares

ENERGY — 0.02%
Cap-Link Ventures Ltd., warrants, expire 20122,3,4	6,800,000	781
Leni Gas & Oil PLC, warrants, expire 20132,3,4	12,750,000	17
		798

MATERIALS — 0.01%
Rusoro Mining Ltd., warrants, expire 20122,3,4	4,500,000	236
Rusoro Mining Ltd., warrants, expire 20112,3	833,334	5
Rusoro Mining Ltd., warrants, expire 20122,3,4	755,882	—
Hard Creek Nickel Corp., warrants, expire 20102,3,4	998,550	20
		261

MISCELLANEOUS — 0.02%
Other rights & warrants in initial period of acquisition		679

Total rights & warrants (cost: $3,898,000)		1,738

	Shares or
Convertible securities — 0.43%	principal amount

FINANCIALS — 0.32%
East West Bancorp, Inc. 13.00% convertible preferred2,3,4	6,812	10,120
First Southern Bancorp, Inc., Series C, convertible preferred2,3,5	398	398
		10,518

TELECOMMUNICATION SERVICES — 0.11%
tw telecom inc. 2.375% convertible debentures 2026	$3,300,000	3,651

ENERGY — 0.00%
High Arctic Energy Services Inc. 10.00% convertible debentures 20122,4,6	CAD2,300,000	22

Total convertible securities (cost: $11,868,000)		14,191

	Principal amount
Bonds, notes & other debt instruments — 0.37%	(000)

FINANCIALS — 0.37%
Zions Bancorporation 5.65% 2014	$3,030	2,257
Zions Bancorporation 5.50% 2015	165	117
Zions Bancorporation 6.00% 2015	13,571	9,610

Total bonds, notes & other debt instruments (cost: $12,283,000)		11,984

	Principal amount	Value
Short-term securities — 4.20%	(000)	(000)

Eni Finance USA Inc. 0.17% due 1/15/20104	$25,100	$25,098
General Electric Capital Corp. 0.01% due 1/4/2010	24,300	24,300
National Australia Funding (Delaware) Inc. 0.185% due 3/9/20104	19,800	19,792
Freddie Mac 0.115% due 3/29/2010	16,000	15,997
KfW 0.19% due 1/14/20104	12,000	11,999
GDF SUEZ 0.20% due 2/8/20104	11,000	10,998
Fannie Mae 0.09%–0.13% due 1/15–2/3/2010	9,800	9,800
ING (U.S.) Funding LLC 0.22% due 1/19/2010	9,000	8,999
Bank of Nova Scotia 0.20% due 1/12/2010	8,500	8,499
Harvard University 0.11% due 1/8/2010	2,269	2,269

Total short-term securities (cost: $137,750,000)		137,751

Total investment securities (cost: $2,876,030,000)		3,280,460
Other assets less liabilities		1,145

Net assets		$3,281,605

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,843,382,000, which represented 56.17% of the net assets of the fund. This amount includes $1,812,473,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Security did not produce income during the last 12 months.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $136,445,000, which represented 4.16% of the net assets of the fund.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

First Southern Bancorp	12/17/2009	$4,913	$4,913	.15%
First Southern Bancorp, Series C	12/17/2009	398	398	.01
Mobil Travel Guide, Inc.	12/17/2007	55	55	.00
Total restricted securities		$5,366	$5,366	.16%

6Scheduled interest and/or principal payment was not received.

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds

Global Small Capitalization Fund
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets

Xinao Gas Holdings	2.95%
Jumbo	2.76
African Minerals	1.90
Kingboard Chemical Holdings	1.38
AAC Acoustic Technologies Holdings	1.35
Rovi	1.31
Kingboard Laminates	1.25
Modern Times Group	1.23
Volcano	1.22
Fourlis	1.11

			Percent
		Value	of net
Common stocks - 94.92%	Shares	(000)	assets

Consumer discretionary - 18.35%
Jumbo SA (1) (2)	7,141,333	$90,647	2.76%
Modern Times Group MTG AB, Class B (1)	813,500	40,290	1.23
Fourlis (1) (2)	2,804,285	36,556	1.11
Oceanus Group Ltd. (1) (3)	81,265,000	25,207	.77
Hankook Tire Co., Ltd. (1)	1,151,000	25,071	.76
Golden Eagle Retail Group Ltd. (1)	11,915,000	24,078	.73
Paddy Power PLC (1)	622,000	22,027	.67
Pantaloon Retail (India) Ltd. (1)	2,500,000	20,251	.62
Parkson Retail Group Ltd. (1)	11,368,000	19,887	.61
Lions Gate Entertainment Corp. (3)	3,250,000	18,882	.57
Central European Media Enterprises Ltd., Class A (3)	790,000	18,652	.57
Other securities		260,622	7.95
		602,170	18.35

Information technology - 15.01%
Kingboard Chemical Holdings Ltd. (1)	11,482,000	45,245	1.38
AAC Acoustic Technologies Holdings Inc. (1)	27,066,000	44,458	1.35
Rovi Corp. (3)	1,347,989	42,960	1.31
Kingboard Laminates Holdings Ltd. (1)	59,286,509	40,924	1.25
Hittite Microwave Corp. (3)	525,000	21,394	.65
VTech Holdings Ltd. (1)	2,124,000	20,253	.62
Semtech Corp. (3)	1,170,000	19,902	.61
Global Unichip Corp. (1)	3,576,627	18,837	.57
Other securities		238,542	7.27
		492,515	15.01

Industrials - 12.99%
Monster Worldwide, Inc. (3)	2,100,000	36,540	1.11
Intertek Group PLC (1)	1,385,000	27,923	.85
International Container Terminal Services, Inc. (1)	47,285,000	22,870	.70
MSC Industrial Direct Co., Inc., Class A	477,000	22,419	.68
Copart, Inc. (3)	540,000	19,780	.60
Other securities		296,786	9.05
		426,318	12.99

Health care - 10.94%
Volcano Corp. (3)	2,295,478	39,895	1.22
Inverness Medical Innovations, Inc. (3)	784,577	32,568	.99
Myriad Genetics, Inc. (3)	1,031,900	26,933	.82
Talecris Biotherapeutics Holdings Corp. (3)	1,190,000	26,501	.81
Cochlear Ltd. (1)	320,899	19,814	.60
OJSC Pharmstandard (GDR) (1) (3)	946,865	19,006	.58
EGIS Nyrt. (1)	175,825	17,497	.53
Other securities		176,966	5.39
		359,180	10.94

Materials - 10.86%
African Minerals Ltd. (1) (3)	7,905,000	47,404
African Minerals Ltd. (1) (3) (4)	2,480,000	14,872	1.90
Jaguar Mining Inc. (3)	1,603,000	18,087
Jaguar Mining Inc. (3) (4)	952,500	10,747	.88
European Goldfields Ltd. (1) (3)	4,691,100	26,498	.81
Midas Holdings Ltd. (1)	40,325,000	26,176	.80
AK Steel Holding Corp.	1,055,000	22,524	.69
Other securities		190,055	5.78
		356,363	10.86

Financials - 8.34%
Industrial and Commercial Bank of China (Asia) Ltd. (1)	16,535,611	35,788	1.09
SVB Financial Group (3)	625,000	26,056	.79
Other securities		211,758	6.46
		273,602	8.34

Energy - 5.13%
Heritage Oil Ltd. (1) (3)	4,563,000	32,145	.98
BJ Services Co.	1,332,500	24,784	.76
Concho Resources Inc. (3)	454,000	20,385	.62
Karoon Gas Australia Ltd. (1) (3)	2,076,790	19,513	.59
Other securities		71,547	2.18
		168,374	5.13

Consumer staples - 3.58%
Hite Brewery Co., Ltd. (1)	171,300	24,980	.76
Kernel Holding SA (1) (3)	1,555,000	22,666	.69
Hypermarcas SA, ordinary nominative (3)	883,000	20,270	.62
Other securities		49,455	1.51
		117,371	3.58

Utilities - 3.53%
Xinao Gas Holdings Ltd. (1)	37,865,700	96,732	2.95
Hyflux Ltd (1)	7,612,000	19,112	.58
		115,844	3.53

Telecommunication services - 1.24%
Other securities		40,733	1.24

Miscellaneous - 4.95%
Other common stocks in initial period of acquisition		162,326	4.95

Total common stocks (cost: $2,710,231,000)		3,114,796	94.92

			Percent
		Value	of net
Rights & warrants - 0.05%		(000)	assets

Other - 0.03%
Other securities		1,059	.03

Miscellaneous - 0.02%
Other rights & warrants in initial period of acquisition		679	.02

Total rights & warrants (cost: $3,898,000)		1,738	.05

			Percent
		Value	of net
Convertible securities - 0.43%		(000)	assets

Other - 0.43%
Other securities		14,191	.43

Total convertible securities (cost: $11,868,000)		14,191	.43

			Percent
		Value	of net
Bonds, notes & other debt instruments - 0.37%		(000)	assets

Financials - 0.37%
Other securities		11,984	.37

Total bonds, notes & other debt instruments (cost: $12,283,000)		11,984	.37

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.20%	(000)	(000)	assets

Eni Finance USA Inc. 0.17% due 1/15/2010 (4)	$25,100	$25,098	.76
General Electric Capital Corp. 0.01% due 1/4/2010	24,300	24,300	.74
National Australia Funding (Delaware) Inc. 0.185% due 3/9/2010 (4)	19,800	19,792	.60
Other securities		68,561	2.10
Total short-term securities (cost: $137,750,000)		137,751	4.20

Total investment securities (cost: $2,876,030,000)		3,280,460	99.97
Other assets less liabilities		1,145	.03

Net assets		$3,281,605	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $5,366,000, which represented .16% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/09 (000)
Jumbo SA (1)	7,800,170	-	658,837	7,141,333	$2,159	$90,647
Fourlis (1)	2,804,285	-	-	2,804,285	1,270	36,556
Allied Gold Ltd. (1) (3)	22,715,274	15,325,000	-	38,040,274	-	11,302
Allied Gold Ltd. (CDI) (1) (3)	-	12,000,000	-	12,000,000	-	3,663
Allied Gold Ltd. (GBP denominated) (1) (3)	3,800,000	-	-	3,800,000	-	1,160
JVM Co., Ltd. (1) (3)	411,500	-	-	411,500	-	13,010
Pursuit Dynamics PLC (1) (3)	-	4,229,200	-	4,229,200	-	10,258
Conquest Mining Ltd. (1) (3)	-	20,000,000	-	20,000,000	-	8,869
Airesis SA (1) (3)	3,294,151	-	-	3,294,151	-	4,186
African Minerals Ltd. (1) (3) (5)	6,905,000	1,000,000	-	7,905,000	-	-
African Minerals Ltd. (1) (3) (4) (5)	2,480,000	-	-	2,480,000	-	-
CallWave, Inc. (5)	1,348,700	-	1,348,700	-	-	-
Horizon North Logistics Inc. (3) (5)	5,700,000	-	3,000,000	2,700,000	-	-
Ondine Biopharma Corp. (3) (4) (5)	2,620,000	-	-	2,620,000	-	-
Ondine Biopharma Corp. (3) (5)	400,000	-	-	400,000	-	-
Ondine Biopharma Corp. (GBP denominated) (1) (3) (4) (5)	490,000	-	-	490,000	-	-
OSIM International Ltd. (5)	28,920,000	6,426,667	35,346,667	-	-	-
OSIM International Ltd., rights, expire 2009 (5)	-	6,426,667	6,426,667	-	-	-
Rambler Media Ltd. (5)	924,894	-	924,894	-	-	-
					$3,429	$179,651

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,843,382,000, which represented 56.17% of the net assets of the fund. This amount includes $1,812,473,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Security did not produce income during the last 12 months.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $136,445,000, which represented 4.16% of the net assets of the fund.

(5) Unaffiliated issuer at 12/31/2009.

Key to abbreviations
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
GBP = British pounds

See Notes to Financial Statements

Growth Fund
Investment portfolio

December 31, 2009

Common stocks — 96.10%	Shares	Value (000)

INFORMATION TECHNOLOGY — 19.72%
Google Inc., Class A1	1,049,000	$650,359
Cisco Systems, Inc.1	23,315,000	558,161
Microsoft Corp.	17,830,000	543,637
Apple Inc.1	2,435,000	513,444
Oracle Corp.	16,040,540	393,635
Fidelity National Information Services, Inc.	12,040,000	282,218
QUALCOMM Inc.	5,180,000	239,627
Lender Processing Services, Inc.2	5,785,000	235,218
EMC Corp.1	10,000,000	174,700
Corning Inc.	7,700,000	148,687
Red Hat, Inc.1	4,318,300	133,436
International Business Machines Corp.	1,000,000	130,900
Texas Instruments Inc.	3,750,000	97,725
Palm, Inc.1,2	9,250,000	92,870
Samsung Electronics Co. Ltd.3	130,000	88,851
Linear Technology Corp.	2,895,000	88,413
Hewlett-Packard Co.	1,710,000	88,082
ASML Holding NV3	2,250,000	76,473
Juniper Networks, Inc.1	2,500,000	66,675
KLA-Tencor Corp.	1,610,000	58,218
Yahoo! Inc.1	2,465,000	41,363
Intuit Inc.1	1,295,000	39,769
Heartland Payment Systems, Inc.2	2,426,600	31,861
Avago Technologies Ltd.1	1,643,000	30,050
Digital River, Inc.1	1,020,000	27,530
Comverse Technology, Inc.1	2,827,300	26,718
Paychex, Inc.	848,250	25,990
Tyco Electronics Ltd.	949,125	23,301
Applied Materials, Inc.	1,045,000	14,567
AOL Inc.1	284,636	6,626
		4,929,104

ENERGY — 12.73%
Suncor Energy Inc.	13,764,081	489,311
Canadian Natural Resources, Ltd.	4,625,700	335,868
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	203,117
Tenaris SA (ADR)	4,670,000	199,176
Pacific Rubiales Energy Corp.1,2	12,550,000	185,246
Noble Energy, Inc.	2,400,000	170,928
Devon Energy Corp.	2,324,700	170,865
Murphy Oil Corp.	2,698,800	146,275
Core Laboratories NV2	1,197,700	141,472
Petrohawk Energy Corp.1	5,490,000	131,705
EOG Resources, Inc.	1,198,328	116,597
Concho Resources Inc.1	2,500,000	112,250
Peabody Energy Corp.	1,720,000	77,761
Uranium One Inc.1	25,544,500	73,702
Diamond Offshore Drilling, Inc.	685,000	67,418
BG Group PLC3	3,050,000	54,690
Helmerich & Payne, Inc.	1,280,000	51,046
Smith International, Inc.	1,850,000	50,265
Halliburton Co.	1,630,000	49,047
Transocean Ltd.1	578,800	47,925
Arch Coal, Inc.	2,000,000	44,500
Plains Exploration & Production Co.1	1,364,700	37,748
Cobalt International Energy, Inc.1	2,401,300	33,234
Schlumberger Ltd.	500,000	32,545
OAO Gazprom (ADR)3	1,300,000	32,406
Rosetta Resources Inc.1	1,430,000	28,500
Apache Corp.	250,000	25,793
Hess Corp.	324,000	19,602
Niko Resources Ltd.	173,100	16,273
Cameco Corp.	500,000	16,085
Crescent Point Energy Corp.	275,000	10,375
Baker Hughes Inc.	232,026	9,392
		3,181,117

HEALTH CARE — 12.57%
Gilead Sciences, Inc.1	9,730,000	421,114
Intuitive Surgical, Inc.1	1,055,000	320,003
Roche Holding AG3	1,312,500	223,030
Vertex Pharmaceuticals Inc.1	4,257,000	182,412
Zimmer Holdings, Inc.1	2,960,000	174,966
Shire Ltd. (ADR)	2,700,000	158,490
Covidien PLC	2,875,000	137,684
UnitedHealth Group Inc.	4,165,000	126,949
Hospira, Inc.1	2,400,000	122,400
Human Genome Sciences, Inc.1	4,000,000	122,400
Covance Inc.1	2,040,000	111,323
Allergan, Inc.	1,620,000	102,076
Amgen Inc.1	1,775,197	100,423
Baxter International Inc.	1,565,000	91,834
Celgene Corp.1	1,600,000	89,088
Hologic, Inc.1	6,085,000	88,232
Medtronic, Inc.	2,000,000	87,960
Merck & Co., Inc.	2,195,788	80,234
Cardinal Health, Inc.	2,200,000	70,928
ResMed Inc.1	1,300,000	67,951
Grifols, SA3	3,400,000	59,204
Stryker Corp.	1,165,955	58,729
McKesson Corp.	665,000	41,562
St. Jude Medical, Inc.1	883,000	32,477
Aetna Inc.	1,000,000	31,700
Aveta Inc.1,3,4	3,893,000	23,358
Abbott Laboratories	185,000	9,988
Abraxis BioScience, Inc.1	166,975	6,771
Fresenius SE1	357,094	104
		3,143,390

FINANCIALS — 12.16%
Wells Fargo & Co.	17,770,296	479,620
Berkshire Hathaway Inc., Class A1	3,889	385,789
Bank of America Corp.	21,430,000	322,736
Fairfax Financial Holdings Ltd.	230,000	89,691
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	84,217
Citigroup Inc.	47,050,000	155,736
Goldman Sachs Group, Inc.	800,000	135,072
Aon Corp.	3,385,500	129,800
American Express Co.	3,000,000	121,560
XL Capital Ltd, Class A	5,900,000	108,147
Onex Corp.	4,600,500	103,728
Morgan Stanley	3,000,000	88,800
PNC Financial Services Group, Inc.	1,652,480	87,234
JPMorgan Chase & Co.	2,054,000	85,590
Hancock Holding Co.	1,680,000	73,567
Industrial and Commercial Bank of China Ltd., Class H3	89,000,000	73,047
Marsh & McLennan Companies, Inc.	2,753,600	60,799
New York Community Bancorp, Inc.	3,500,000	50,785
Old National Bancorp	4,077,000	50,677
People’s United Financial, Inc.	3,000,000	50,100
ACE Ltd.	965,000	48,636
AMP Ltd.3	8,039,725	48,418
MB Financial, Inc.	2,377,500	46,884
Northern Trust Corp.	892,000	46,741
Bank of New York Mellon Corp.	1,150,000	32,166
T. Rowe Price Group, Inc.	430,670	22,933
Toronto-Dominion Bank	300,000	18,905
Bank of Ireland1,3	9,096,177	16,964
Umpqua Holdings Corp.	1,234,175	16,550
Jefferies Group, Inc.1	170,400	4,044
		3,038,936

MATERIALS — 10.56%
Barrick Gold Corp.	10,000,000	393,800
Newmont Mining Corp.	7,305,000	345,600
Rio Tinto PLC3	5,902,955	318,561
Potash Corp. of Saskatchewan Inc.	2,800,000	303,800
Monsanto Co.	3,645,000	297,979
Freeport-McMoRan Copper & Gold Inc.1	2,000,000	160,580
Gold Fields Ltd.3	10,000,000	131,664
CRH PLC3	4,364,678	118,142
Walter Energy, Inc.	1,400,000	105,434
Shin-Etsu Chemical Co., Ltd.3	1,835,000	103,492
Praxair, Inc.	1,135,000	91,152
Cliffs Natural Resources Inc.	1,760,000	81,118
Minerals Technologies Inc.2	1,025,000	55,832
Vale SA, Class A, preferred nominative (ADR)	2,000,000	49,640
Alcoa Inc.	2,600,000	41,912
First Quantum Minerals Ltd.	473,700	36,323
Buzzi Unicem SpA, nonconvertible shares3	449,426	4,644
		2,639,673

CONSUMER DISCRETIONARY — 10.55%
Johnson Controls, Inc.	10,949,100	298,253
CarMax, Inc.1	7,842,500	190,181
Wynn Resorts, Ltd.1	3,220,000	187,501
Best Buy Co., Inc.	4,100,000	161,786
Starbucks Corp.1	6,993,000	161,259
lululemon athletica inc.1,2	4,000,000	120,400
NIKE, Inc., Class B	1,820,000	120,247
Target Corp.	2,401,400	116,156
Chipotle Mexican Grill, Inc.1	1,241,400	109,442
Lowe’s Companies, Inc.	4,546,000	106,331
Home Depot, Inc.	3,200,000	92,576
Time Warner Inc.	3,131,000	91,237
Las Vegas Sands Corp.1	5,962,500	89,080
News Corp., Class A	6,490,000	88,848
Strayer Education, Inc.	400,000	84,996
Shaw Communications Inc., Class B, nonvoting	3,500,000	71,995
Marriott International, Inc., Class A	2,514,430	68,518
Blue Nile, Inc.1,2	1,043,000	66,053
Penn National Gaming, Inc.1	2,363,000	64,226
Comcast Corp., Class A	3,145,000	53,025
Education Management Corp.1	2,261,000	49,765
Shimano Inc.3	1,100,000	44,052
Harman International Industries, Inc.	1,245,000	43,924
Magna International Inc., Class A	725,000	36,670
Toyota Motor Corp.3	765,000	32,161
Weight Watchers International, Inc.	1,062,000	30,968
Time Warner Cable Inc.	650,000	26,903
McGraw-Hill Companies, Inc.	650,000	21,782
Saks Inc.1	1,530,000	10,037
		2,638,372

INDUSTRIALS — 8.12%
First Solar, Inc.1	2,885,095	390,642
Boeing Co.	3,665,000	198,386
United Technologies Corp.	2,075,000	144,026
Lockheed Martin Corp.	1,820,000	137,137
Stericycle, Inc.1	2,365,000	130,477
KBR, Inc.	5,397,130	102,545
General Dynamics Corp.	1,300,000	88,621
Roper Industries, Inc.	1,540,000	80,650
Iron Mountain Inc.1	3,105,000	70,670
Graco Inc.	2,375,000	67,854
Northrop Grumman Corp.	1,150,000	64,228
Spirit AeroSystems Holdings, Inc., Class A1	3,103,600	61,637
TransDigm Group Inc.1	1,288,000	61,167
Republic Services, Inc.	1,659,600	46,983
General Electric Co.	3,000,000	45,390
United Parcel Service, Inc., Class B	745,000	42,741
MTU Aero Engines Holding AG3	737,629	40,446
Joy Global Inc.	710,000	36,629
Actuant Corp., Class A	1,763,027	32,669
Grafton Group PLC, units1,3	6,270,000	25,999
MSC Industrial Direct Co., Inc., Class A	550,000	25,850
Tyco International Ltd.	699,125	24,945
Norfolk Southern Corp.	400,000	20,968
W.W. Grainger, Inc.	210,000	20,334
Honeywell International Inc.	515,000	20,188
Vestas Wind Systems A/S1,3	275,000	16,824
Raytheon Co.	246,000	12,674
Fastenal Co.	295,000	12,284
Brady Corp., Class A, nonvoting shares	225,000	6,752
		2,029,716

CONSUMER STAPLES — 5.29%
Philip Morris International Inc.	5,930,000	285,767
Coca-Cola Co.	4,515,000	257,355
Wal-Mart Stores, Inc.	2,500,000	133,625
Anheuser-Busch InBev NV3	2,500,000	129,066
Estée Lauder Companies Inc., Class A	1,697,240	82,079
Altria Group, Inc.	4,050,000	79,501
Pernod Ricard SA3	899,015	77,111
PepsiCo, Inc.	1,220,000	74,176
Beiersdorf AG3	1,125,000	73,883
Bare Escentuals, Inc.1	4,270,000	52,222
CVS/Caremark Corp.	1,000,000	32,210
Colgate-Palmolive Co.	250,000	20,537
Procter & Gamble Co.	315,000	19,098
Cosan Ltd., Class A1	599,426	5,215
		1,321,845

TELECOMMUNICATION SERVICES — 1.76%
SOFTBANK CORP.3	5,600,000	130,965
Qwest Communications International Inc.	25,000,000	105,250
Telefónica, SA3	3,620,000	100,821
América Móvil, SAB de CV, Series L (ADR)	1,435,000	67,416
Telephone and Data Systems, Inc., special common shares	1,190,000	35,938
		440,390

UTILITIES — 1.29%
Edison International	2,400,000	83,472
Exelon Corp.	1,445,000	70,617
Allegheny Energy, Inc.	2,550,000	59,874
RRI Energy, Inc.1	5,696,500	32,584
NRG Energy, Inc.1	1,300,000	30,693
Dynegy Inc., Class A1	13,900,000	25,159
KGen Power Corp.1,2,3,4	3,166,128	18,997
		321,396

MISCELLANEOUS — 1.35%
Other common stocks in initial period of acquisition		336,519

Total common stocks (cost: $20,597,158,000)		24,020,458

Convertible securities — 0.04%

UTILITIES — 0.04%
Great Plains Energy Inc. 12.00% convertible preferred	175,000	11,550

Total convertible securities (cost: $8,750,000)		11,550

	Principal amount
Short-term securities — 3.98%	(000)

U.S. Treasury Bills 0.17%–0.287% due 6/10–8/26/2010	$285,600	285,270
Freddie Mac 0.085%–0.25% due 1/27–6/23/2010	191,000	190,935
JPMorgan Chase Funding Inc. 0.18% due 1/19/20105	31,100	31,096
Park Avenue Receivables Co., LLC 0.19% due 1/7/20105	26,022	26,021
JPMorgan Chase & Co. 0.18% due 1/6/2010	24,900	24,899
Jupiter Securitization Co., LLC 0.17% due 2/22/20105	24,000	23,994
General Electric Capital Corp. 0.01%–0.20% due 1/4–1/19/2010	89,000	88,989
Straight-A Funding LLC 0.16%–0.20% due 2/12/20105	69,037	69,023
Coca-Cola Co. 0.13%–0.24% due 1/12–5/11/20105	50,300	50,286
Procter & Gamble International Funding S.C.A. 0.10%–0.23% due 1/8–2/4/20105	42,900	42,897
Federal Home Loan Bank 0.10%–0.18% due 2/5–3/22/2010	27,700	27,697
NetJets Inc. 0.10% due 1/11/20105	25,000	24,999
Federal Farm Credit Banks 0.13% due 3/19/2010	25,000	24,997
Variable Funding Capital Company LLC 0.21% due 1/14/20105	23,900	23,896
Fannie Mae 0.08% due 1/28/2010	21,800	21,799
Bank of America Corp. 0.21% due 1/13/2010	18,400	18,398
Abbott Laboratories 0.15% due 1/4/20105	17,500	17,500
Johnson & Johnson 0.08% due 1/11/20105	2,400	2,400

Total short-term securities (cost: $995,076,000)		995,096

Total investment securities (cost: $21,600,984,000)		25,027,104
Other assets less liabilities		(31,022)

Net assets		$24,996,082

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities , including those in “Miscellaneous,” was $2,273,022,000, which represented 9.09% of the net assets of the fund. This amount includes $2,230,667,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Aveta Inc.	12/21/2005	$52,556	$23,358	.09%
KGen Power Corp.	12/19/2006	44,326	18,997	.08
Total restricted securities		$96,882	$42,355	.17%

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $312,112,000, which represented 1.25% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars

Growth Fund
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets

Google	2.60%
Cisco Systems	2.23
Microsoft	2.18
Apple	2.05
Suncor	1.96
Wells Fargo	1.92
Gilead Sciences	1.68
Barrick Gold	1.58
Oracle	1.57
First Solar	1.56

			Percent
		Value	of net
Common stocks - 96.10%	Shares	(000)	assets

Information technology - 19.72%
Google Inc., Class A (1)	1,049,000	$650,359	2.60%
Cisco Systems, Inc. (1)	23,315,000	558,161	2.23
Microsoft Corp.	17,830,000	543,637	2.18
Apple Inc. (1)	2,435,000	513,444	2.05
Oracle Corp.	16,040,540	393,635	1.57
Fidelity National Information Services, Inc.	12,040,000	282,218	1.13
QUALCOMM Inc.	5,180,000	239,627	.96
Lender Processing Services, Inc. (2)	5,785,000	235,218	.94
EMC Corp. (1)	10,000,000	174,700	.70
Corning Inc.	7,700,000	148,687	.60
Other securities		1,189,418	4.76
		4,929,104	19.72

Energy - 12.73%
Suncor Energy Inc.	13,764,081	489,311	1.96
Canadian Natural Resources, Ltd.	4,625,700	335,868	1.34
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	4,260,000	203,117	.81
Tenaris SA (ADR)	4,670,000	199,176	.80
Pacific Rubiales Energy Corp. (1) (2)	12,550,000	185,246	.74
Noble Energy, Inc.	2,400,000	170,928	.68
Devon Energy Corp.	2,324,700	170,865	.68
Murphy Oil Corp.	2,698,800	146,275	.59
Core Laboratories NV (2)	1,197,700	141,472	.57
Other securities		1,138,859	4.56
		3,181,117	12.73

Health care - 12.57%
Gilead Sciences, Inc. (1)	9,730,000	421,114	1.68
Intuitive Surgical, Inc. (1)	1,055,000	320,003	1.28
Roche Holding AG (3)	1,312,500	223,030	.89
Vertex Pharmaceuticals Inc. (1)	4,257,000	182,412	.73
Zimmer Holdings, Inc. (1)	2,960,000	174,966	.70
Shire Ltd. (ADR)	2,700,000	158,490	.64
Covidien PLC	2,875,000	137,684	.55
Other securities		1,525,691	6.10
		3,143,390	12.57

Financials - 12.16%
Wells Fargo & Co.	17,770,296	479,620	1.92
Berkshire Hathaway Inc., Class A (1)	3,889	385,789	1.54
Bank of America Corp.	21,430,000	322,736	1.29
Fairfax Financial Holdings Ltd.	230,000	89,691
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	84,217	.70
Citigroup Inc.	47,050,000	155,736	.62
Goldman Sachs Group, Inc.	800,000	135,072	.54
Other securities		1,386,075	5.55
		3,038,936	12.16

Materials - 10.56%
Barrick Gold Corp.	10,000,000	393,800	1.58
Newmont Mining Corp.	7,305,000	345,600	1.38
Rio Tinto PLC (3)	5,902,955	318,561	1.27
Potash Corp. of Saskatchewan Inc.	2,800,000	303,800	1.22
Monsanto Co.	3,645,000	297,979	1.19
Freeport-McMoRan Copper & Gold Inc. (1)	2,000,000	160,580	.64
Other securities		819,353	3.28
		2,639,673	10.56

Consumer discretionary - 10.55%
Johnson Controls, Inc.	10,949,100	298,253	1.19
CarMax, Inc. (1)	7,842,500	190,181	.76
Wynn Resorts, Ltd. (1)	3,220,000	187,501	.75
Best Buy Co., Inc.	4,100,000	161,786	.65
Starbucks Corp. (1)	6,993,000	161,259	.65
Other securities		1,639,392	6.55
		2,638,372	10.55

Industrials - 8.12%
First Solar, Inc. (1)	2,885,095	390,642	1.56
Boeing Co.	3,665,000	198,386	.79
United Technologies Corp.	2,075,000	144,026	.58
Lockheed Martin Corp.	1,820,000	137,137	.55
Other securities		1,159,525	4.64
		2,029,716	8.12

Consumer staples - 5.29%
Philip Morris International Inc.	5,930,000	285,767	1.14
Coca-Cola Co.	4,515,000	257,355	1.03
Wal-Mart Stores, Inc.	2,500,000	133,625	.54
Other securities		645,098	2.58
		1,321,845	5.29

Telecommunication services - 1.76%
Other securities		440,390	1.76

Utilities - 1.29%
Other securities		321,396	1.29

Miscellaneous - 1.35%
Other common stocks in initial period of acquisition		336,519	1.35

Total common stocks (cost: $20,597,158,000)		24,020,458	96.10

Convertible securities - 0.04%

Other - 0.04%
Other securities		11,550	.04

Total convertible securities (cost: $8,750,000)		11,550	.04

	Principal
	amount
Short-term securities - 3.98%	(000)

U.S. Treasury Bills 0.17%-0.287% due 6/10-8/26/2010	$285,600	285,270	1.14
Freddie Mac 0.085%-0.25% due 1/27-6/23/2010	191,000	190,935	.76
Coca-Cola Co. 0.13%-0.24% due 1/12-5/11/2010 (4)	50,300	50,286	.20
NetJets Inc. 0.10% due 1/11/2010 (4)	25,000	24,999	.10
Variable Funding Capital Company LLC 0.21% due 1/14/2010 (4)	23,900	23,896	.10
Bank of America Corp. 0.21% due 1/13/2010	18,400	18,398	.07
Other securities		401,312	1.61

Total short-term securities (cost: $995,076,000)		995,096	3.98

Total investment securities (cost: $21,600,984,000)		25,027,104	100.12
Other assets less liabilities		(31,022)	(.12)

Net assets		$24,996,082	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2009, appear below.

					Dividend	Value of affiliates
	Beginning			Ending	income	at 12/31/09
	shares	Additions	Reductions	shares	(000)	(000)
Lender Processing Services, Inc.	5,785,000	-	-	5,785,000	$2,314	$235,218
Pacific Rubiales Energy Corp. (1)	12,550,000	-	-	12,550,000	-	185,246
Core Laboratories NV	1,197,700	-	-	1,197,700	1,171	141,472
lululemon athletica inc. (1)	4,185,000	-	185,000	4,000,000	-	120,400
Palm, Inc. (1)	-	9,250,000	-	9,250,000	-	92,870
Blue Nile, Inc. (1)	1,043,000	-	-	1,043,000	-	66,053
Minerals Technologies Inc.	1,025,000	-	-	1,025,000	205	55,832
Heartland Payment Systems, Inc.	2,426,600	-	-	2,426,600	133	31,861
KGen Power Corp. (1) (3) (5)	3,166,128	-	-	3,166,128	-	18,997
Chipotle Mexican Grill, Inc. (1) (6)	920,000	781,400	460,000	1,241,400	-	-
Chipotle Mexican Grill, Inc., Class B (6)	1,195,200	-	1,195,200	-	-	-
DataPath, Inc. (6)	2,819,968	-	2,819,968	-	-	-
Digital River, Inc. (1) (6)	2,625,000	-	1,605,000	1,020,000	-	-
Graco Inc. (6)	3,018,707	-	643,707	2,375,000	2,060	-
Panalpina Welttransport (Holding) AG (6)	1,483,282	60,970	1,544,252	-	2,250	-
Uranium One Inc. (1) (6)	24,544,500	1,000,000	-	25,544,500	-	-
					$8,133	$947,949

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,273,022,000, which represented 9.09% of the net assets of the fund. This amount includes $2,230,667,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $312,112,000, which represented 1.25% of the net assets of the fund.

(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/19/2006 at a cost of $44,326,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $42,355,000, which represented .17% of the net assets of the fund.

(6) Unaffiliated issuer at 12/31/2009.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

See Notes to Financial Statements

International Fund
Investment portfolio

December 31, 2009

Common stocks — 97.07%	Shares	Value (000)

FINANCIALS — 21.91%
Credit Suisse Group AG1	3,516,613	$173,005
Banco Santander, SA1	9,719,011	159,565
BNP Paribas SA1	1,896,155	149,523
Prudential PLC1	14,584,470	148,766
Itaú Unibanco Holding SA, preferred nominative (ADR)	5,781,150	132,041
UniCredit SpA1,2	36,893,437	122,632
Erste Bank der oesterreichischen Sparkassen AG1	3,088,804	114,409
Bank of China Ltd., Class H1	207,848,000	111,297
AXA SA1	4,493,423	106,193
Lloyds Banking Group PLC1,2	123,074,399	98,932
Société Générale1	1,156,848	79,986
Nomura Holdings, Inc.1	7,947,700	58,606
Banco Bradesco SA, preferred nominative	2,750,000	57,415
UBS AG1,2	3,462,983	53,139
Sumitomo Mitsui Financial Group, Inc.1	1,788,300	51,014
Housing Development Finance Corp. Ltd.1	867,000	49,887
China Construction Bank Corp., Class H1	56,860,000	48,404
Ping An Insurance (Group) Co. of China, Ltd., Class H1	5,286,000	45,848
Banco do Brasil SA, ordinary nominative	2,445,000	41,674
Barclays PLC1,3	5,307,100	23,417
Barclays PLC1	3,230,000	14,252
OTP Bank PLC1,2	1,300,000	36,913
Bangkok Bank PCL, nonvoting depository receipt1	9,550,000	33,246
HSBC Holdings PLC (Hong Kong)1	2,500,000	28,464
Sampo Oyj, Class A1	941,723	22,838
CapitaMalls Asia Ltd.1,2	12,199,000	22,049
Admiral Group PLC1	787,000	15,032
Siam Commercial Bank PCL1	5,000,000	13,026
Industrial and Commercial Bank of China Ltd., Class H1	11,410,000	9,365
Shinhan Financial Group Co., Ltd.1	213,310	7,927
HDFC Bank Ltd.1	173,000	6,312
Sun Hung Kai Properties Ltd.1	364,000	5,402
Kerry Properties Ltd.1	651,180	3,288
Fortis SA/NV1,2	1,950,000	—
		2,043,867

HEALTH CARE — 12.96%
Bayer AG1	6,130,023	489,584
Novartis AG1	4,864,613	264,741
Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	164,495
Merck KGaA1	972,655	90,846
Richter Gedeon NYRT1	307,000	69,575
Terumo Corp.1	865,000	51,797
OJSC Pharmstandard (GDR)1,2	1,280,000	25,693
OJSC Pharmstandard (GDR)1,2,3	307,300	6,168
EGIS Nyrt.1	305,834	30,435
Essilor International1	272,000	16,181
		1,209,515

CONSUMER DISCRETIONARY — 12.56%
Industria de Diseño Textil, SA1	3,181,000	196,962
Daimler AG1	2,607,000	139,182
Fiat SpA1,2	7,507,800	109,187
British Sky Broadcasting Group PLC1	9,457,500	85,306
adidas AG1	1,566,000	84,489
Marks and Spencer Group PLC1	9,880,000	64,178
Honda Motor Co., Ltd.1	1,302,000	44,049
Esprit Holdings Ltd.1	6,666,614	43,881
H & M Hennes & Mauritz AB, Class B1	774,000	42,863
Bayerische Motoren Werke AG1	788,000	35,797
Peugeot SA1,2	1,042,000	34,882
Techtronic Industries Co. Ltd.1	40,554,000	33,594
Yamada Denki Co., Ltd.1	441,220	29,667
Yue Yuen Industrial (Holdings) Ltd.1	10,000,000	28,885
Renault SA1,2	551,000	28,037
Toyota Motor Corp.1	609,500	25,624
Cie. Générale des Établissements Michelin, Class B1	321,934	24,676
JCDecaux SA1,2	945,000	22,895
Kesa Electricals PLC1	9,575,630	22,865
Swatch Group Ltd, non-registered shares1	55,650	13,992
Swatch Group Ltd1	110,402	5,273
Porsche Automobil Holding SE, nonvoting preferred1	285,000	17,888
Carnival PLC1,2	350,000	11,968
OPAP SA1	429,330	9,392
Belle International Holdings Ltd.1	5,173,000	5,976
Multi Screen Media Private Ltd.1,2,4	82,217	5,389
Li & Fung Ltd.1	1,152,000	4,742
		1,171,639

TELECOMMUNICATION SERVICES — 8.82%
América Móvil, SAB de CV, Series L (ADR)	3,961,500	186,111
MTN Group Ltd.1	9,665,900	153,882
Telefónica, SA1	4,245,000	118,228
Philippine Long Distance Telephone Co.1	1,254,800	70,716
Philippine Long Distance Telephone Co. (ADR)	340,000	19,268
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	65,947,500	65,816
Telekom Austria AG, non-registered shares1	3,421,453	48,814
KDDI Corp.1	7,845	41,394
Millicom International Cellular SA	514,700	37,970
Bharti Airtel Ltd.1	3,587,800	25,521
NTT DoCoMo, Inc.1	17,300	24,114
Koninklijke KPN NV1	840,100	14,239
Vodafone Group PLC1	2,666,250	6,182
Orascom Telecom Holding SAE (GDR)1	262,262	5,938
France Télécom SA1	175,000	4,366
Bayan Telecommunications, Inc., Class A1,2,4	43,010	—
Bayan Telecommunications, Inc., Class B1,2,4	14,199	—
		822,559

INFORMATION TECHNOLOGY — 8.42%
SAP AG1	2,550,000	120,180
HOYA CORP.1	4,158,300	110,305
Canon, Inc.1	2,054,500	86,905
Delta Electronics, Inc.1	15,575,867	48,502
Tokyo Electron Ltd.1	700,000	44,787
Redecard SA, ordinary nominative	2,605,000	43,354
Acer Inc.1	13,316,760	39,827
Autonomy Corp. PLC1,2	1,600,000	39,062
Murata Manufacturing Co., Ltd.1	730,500	36,090
MediaTek Inc.1	1,902,297	33,071
Rohm Co., Ltd.1	461,900	30,013
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,547,009	17,698
Taiwan Semiconductor Manufacturing Co. Ltd.1	5,847,497	11,743
Ibiden Co., Ltd.1	730,000	26,013
Cielo SA, ordinary nominative	2,776,900	24,446
Hirose Electric Co., Ltd.1	217,300	22,662
Infosys Technologies Ltd.1	308,207	17,202
Samsung Electronics Co. Ltd.1	19,000	12,986
Nippon Electric Glass Co., Ltd.1	746,000	10,183
NetEase.com, Inc. (ADR)2	152,000	5,717
Keyence Corp.1	24,000	4,951
		785,697

CONSUMER STAPLES — 8.10%
Nestlé SA1	3,404,800	165,231
Anheuser-Busch InBev NV1	2,612,414	134,869
Anheuser-Busch InBev NV1,2	1,189,792	9
Pernod Ricard SA1	1,211,473	103,911
Imperial Tobacco Group PLC1	3,200,000	100,980
Danone SA1	1,234,806	75,144
L’Oréal SA1	559,000	62,017
Koninklijke Ahold NV1	2,768,000	36,696
British American Tobacco PLC1	612,000	19,880
Wilmar International Ltd.1	3,528,000	16,006
Tesco PLC1	1,923,357	13,232
Wesfarmers Ltd.1	453,582	12,610
SABMiller PLC1	379,600	11,146
METRO AG1	62,543	3,809
		755,540

ENERGY — 7.77%
OAO Gazprom (ADR)1	11,474,300	286,026
Royal Dutch Shell PLC, Class B1	2,512,719	73,316
Royal Dutch Shell PLC, Class A1	372,000	11,244
Eni SpA1	2,806,000	71,386
Reliance Industries Ltd.1	3,055,000	71,294
Sasol Ltd.1	1,165,820	46,828
BP PLC1	3,583,137	34,698
OGX Petróleo e Gás Participações SA, ordinary nominative	3,194,500	31,349
Cameco Corp.	660,608	21,252
Woodside Petroleum Ltd.1	438,750	18,439
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	415,000	17,592
TOTAL SA1	256,000	16,393
BG Group PLC1	770,000	13,807
China National Offshore Oil Corp.1	7,250,000	11,289
		724,913

MATERIALS — 6.86%
ArcelorMittal1	4,775,220	216,421
Linde AG1	834,500	100,371
Impala Platinum Holdings Ltd.1	1,765,000	48,014
Syngenta AG1	170,200	47,640
Akzo Nobel NV1	693,000	45,644
Rio Tinto PLC1	691,394	37,312
CRH PLC1	1,282,514	34,715
POSCO1	63,560	33,484
Rio Tinto Ltd.1	320,000	21,172
Givaudan SA1	19,832	15,766
Shin-Etsu Chemical Co., Ltd.1	275,000	15,510
BASF SE1	210,000	13,016
First Quantum Minerals Ltd.	145,000	11,118
		640,183

INDUSTRIALS — 6.40%
BAE Systems PLC1	18,804,000	108,505
Ryanair Holdings PLC (ADR)2	3,311,400	88,812
Siemens AG1	901,000	82,582
Wolseley PLC1,2	3,188,152	63,862
Samsung Engineering Co., Ltd.1	665,000	61,380
SMC Corp.1	340,000	38,452
Air France1,2	2,372,000	36,957
Vallourec SA1	150,000	27,263
Schneider Electric SA1	232,000	26,858
Sandvik AB1	1,200,000	14,395
Geberit AG1	75,000	13,270
Qantas Airways Ltd.1	4,600,000	12,225
East Japan Railway Co.1	164,000	10,354
AB Volvo, Class B1	965,000	8,228
Daikin Industries, Ltd.1	108,300	4,229
		597,372

UTILITIES — 1.80%
GDF Suez1	2,409,264	104,446
Scottish and Southern Energy PLC1	1,196,800	22,394
SUEZ Environnement Co.1	942,250	21,752
RWE AG1	105,000	10,196
CEZ, a s1	205,000	9,614
		168,402

MISCELLANEOUS — 1.47%
Other common stocks in initial period of acquisition		137,058

Total common stocks (cost: $7,558,336,000)		9,056,745

Preferred stocks — 0.11%

FINANCIALS — 0.11%
Barclays Bank PLC 14.00%5	5,070,000	10,537

Total preferred stocks (cost: $8,575,000)		10,537

	Principal amount	Value
Bonds, notes & other debt instruments — 0.11%	(000)	(000)

FINANCIALS — 0.11%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€7,000	$10,082

Total bonds, notes & other debt instruments (cost: $9,081,000)		10,082

Short-term securities — 2.75%

Federal Home Loan Bank 0.085%–0.10% due 3/12–3/17/2010	$59,300	59,293
International Bank for Reconstruction and Development 0.10%–0.17% due 2/1–4/15/2010	49,800	49,793
Eni Finance USA Inc. 0.17%–0.18% due 1/6–1/29/20103	30,300	30,297
Freddie Mac 0.11%–0.23% due 3/29–6/23/2010	25,900	25,887
Caisse d’Amortissement de la Dette Sociale 0.21% due 2/1/2010	25,000	24,996
GDF SUEZ 0.19% due 1/25–1/29/20103	17,800	17,798
Société Générale North America, Inc. 0.21% due 1/7/2010	11,000	11,000
Fannie Mae 0.07% due 2/5/2010	10,700	10,699
KfW 0.20% due 2/19/20103	9,700	9,697
Bank of Nova Scotia 0.07% due 2/2/2010	7,500	7,499
General Electric Capital Corp. 0.01% due 1/4/2010	6,800	6,800
ANZ National (International) Ltd. 0.18% due 3/1/20103	2,300	2,299

Total short-term securities (cost: $256,048,000)		256,058

Total investment securities (cost: $7,832,040,000)		9,333,422
Other assets less liabilities		(3,333)

Net assets		$9,330,089

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $8,135,886,000, which represented 87.20% of the net assets of the fund. This amount includes $8,130,497,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $89,676,000, which represented .96% of the net assets of the fund.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$5,389	.06%
Bayan Telecommunications, Inc., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications, Inc., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$5,389	.06%

5Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros

International Fund
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets
Bayer	5.25%
Gazprom	3.07
Novartis	2.84
ArcelorMittal	2.32
Inditex	2.11
América Móvil	1.99
Credit Suisse	1.85
Nestlé	1.77
Teva Pharmaceutical Industries	1.76
Banco Santander	1.71

			Percent
		Value	of net
Common stocks - 97.07%	Shares	(000)	assets

Financials - 21.91%
Credit Suisse Group AG (1)	3,516,613	$173,005	1.85%
Banco Santander, SA (1)	9,719,011	159,565	1.71
BNP Paribas SA (1)	1,896,155	149,523	1.60
Prudential PLC (1)	14,584,470	148,766	1.60
Itaú Unibanco Holding SA, preferred nominative (ADR)	5,781,150	132,041	1.42
UniCredit SpA (1) (2)	36,893,437	122,632	1.31
Erste Bank der oesterreichischen Sparkassen AG (1)	3,088,804	114,409	1.23
Bank of China Ltd., Class H (1)	207,848,000	111,297	1.19
AXA SA (1)	4,493,423	106,193	1.14
Lloyds Banking Group PLC (1) (2)	123,074,399	98,932	1.06
Société Générale (1)	1,156,848	79,986	.86
Nomura Holdings, Inc. (1)	7,947,700	58,606	.63
Other securities		588,912	6.31
		2,043,867	21.91

Health care - 12.96%
Bayer AG (1)	6,130,023	489,584	5.25
Novartis AG (1)	4,864,613	264,741	2.84
Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	164,495	1.76
Merck KGaA (1)	972,655	90,846	.97
Richter Gedeon NYRT (1)	307,000	69,575	.74
Other securities		130,274	1.40
		1,209,515	12.96

Consumer discretionary - 12.56%
Industria de Diseño Textil, SA (1)	3,181,000	196,962	2.11
Daimler AG (1)	2,607,000	139,182	1.49
Fiat SpA (1) (2)	7,507,800	109,187	1.17
British Sky Broadcasting Group PLC (1)	9,457,500	85,306	.91
adidas AG (1)	1,566,000	84,489	.91
Marks and Spencer Group PLC (1)	9,880,000	64,178	.69
Other securities		492,335	5.28
		1,171,639	12.56

Telecommunication services - 8.82%
América Móvil, SAB de CV, Series L (ADR)	3,961,500	186,111	1.99
MTN Group Ltd. (1)	9,665,900	153,882	1.65
Telefónica, SA (1)	4,245,000	118,228	1.27
Philippine Long Distance Telephone Co. (1)	1,254,800	70,716
Philippine Long Distance Telephone Co. (ADR)	340,000	19,268	.96
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (1)	65,947,500	65,816	.71
Other securities		208,538	2.24
		822,559	8.82

Information technology - 8.42%
SAP AG (1)	2,550,000	120,180	1.29
HOYA CORP. (1)	4,158,300	110,305	1.18
Canon, Inc. (1)	2,054,500	86,905	.93
Other securities		468,307	5.02
		785,697	8.42

Consumer staples - 8.10%
Nestlé SA (1)	3,404,800	165,231	1.77
Anheuser-Busch InBev NV (1)	2,612,414	134,869
Anheuser-Busch InBev NV (1) (2)	1,189,792	9	1.45
Pernod Ricard SA (1)	1,211,473	103,911	1.11
Imperial Tobacco Group PLC (1)	3,200,000	100,980	1.08
Danone SA (1)	1,234,806	75,144	.81
L'Oréal SA (1)	559,000	62,017	.66
Other securities		113,379	1.22
		755,540	8.10

Energy - 7.77%
OAO Gazprom (ADR) (1)	11,474,300	286,026	3.07
Royal Dutch Shell PLC, Class B (1)	2,512,719	73,316	.79
Eni SpA (1)	2,806,000	71,386	.76
Reliance Industries Ltd. (1)	3,055,000	71,294	.76
Other securities		222,891	2.39
		724,913	7.77

Materials - 6.86%
ArcelorMittal (1)	4,775,220	216,421	2.32
Linde AG (1)	834,500	100,371	1.07
Other securities		323,391	3.47
		640,183	6.86

Industrials - 6.40%
BAE Systems PLC (1)	18,804,000	108,505	1.16
Ryanair Holdings PLC (ADR) (2)	3,311,400	88,812	.95
Siemens AG (1)	901,000	82,582	.89
Wolseley PLC (1) (2)	3,188,152	63,862	.68
Samsung Engineering Co., Ltd. (1)	665,000	61,380	.66
Other securities		192,231	2.06
		597,372	6.40

Utilities - 1.80%
GDF Suez (1)	2,409,264	104,446	1.12
Other securities		63,956	.68
		168,402	1.80

Miscellaneous - 1.47%
Other common stocks in initial period of acquisition		137,058	1.47

Total common stocks (cost: $7,558,336,000)		9,056,745	97.07

Preferred stocks - 0.11%

Financials - 0.11%
Other securities		10,537	.11

Total preferred stocks (cost: $8,575,000)		10,537	.11

Bonds, notes & other debt instruments - 0.11%

Financials - 0.11%
Other securities		10,082	.11

Total bonds, notes & other debt instruments (cost: $9,081,000)		10,082	.11

	Principal
	amount
Short-term securities - 2.75%	(000)

Federal Home Loan Bank 0.085%-0.10% due 3/12-3/17/2010	$59,300	59,293	.64
Eni Finance USA Inc. 0.17%-0.18% due 1/6-1/29/2010 (3)	30,300	30,297	.33
GDF SUEZ 0.19% due 1/25-1/29/2010 (3)	17,800	17,798	.19
Other securities		148,670	1.59

Total short-term securities (cost: $256,048,000)		256,058	2.75

Total investment securities (cost: $7,832,040,000)		9,333,422	100.04
Other assets less liabilities		(3,333)	(.04)

Net assets		$9,330,089	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.  Some of these securities (with an aggregate value of $5,389,000, which represented .06% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees.  The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $8,135,886,000, which represented 87.20% of the net assets of the fund.  This amount includes $8,130,497,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $89,676,000, which represented .96% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

New World Fund
Investment portfolio

December 31, 2009

Common stocks — 83.35%	Shares	Value (000)

CONSUMER STAPLES — 15.57%
Tesco PLC1	4,242,418	$29,187
Anheuser-Busch InBev NV1	546,000	28,188
Wal-Mart de México, SAB de CV, Series V (ADR)1	393,000	17,643
Wal-Mart de México, SAB de CV, Series V	705,000	3,165
Nestlé SA1	380,000	18,441
China Yurun Food Group Ltd.1	6,119,000	18,099
Coca-Cola Co.	287,000	16,359
SABMiller PLC1	529,000	15,533
Pernod Ricard SA1	176,297	15,121
United Spirits Ltd.1	550,142	14,783
Beiersdorf AG1	220,000	14,448
OJSC Magnit (GDR)1	750,000	11,878
OJSC Magnit (GDR)1,2,3	64,500	1,016
British American Tobacco PLC1	393,000	12,766
Unilever NV, depository receipts1	354,500	11,543
X5 Retail Group NV (GDR)1,2,3	281,776	8,985
X5 Retail Group NV (GDR)1,3	74,200	2,366
Procter & Gamble Co.	145,000	8,791
PepsiCo, Inc.	135,000	8,208
IOI Corp. Bhd.1	5,097,066	8,145
Grupo Nacional de Chocolates SA	782,500	8,035
Avon Products, Inc.	232,200	7,314
Olam International Ltd.1	3,365,382	6,301
BIM Birlesik Magazalar AS1	133,000	6,167
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	6,065
Kimberly-Clark de México, SAB de CV, Class A	1,300,000	5,822
Danone SA1	51,872	3,157
Poslovni sistem Mercator, dd1	11,274	2,471
Cosan Ltd., Class A3	23,793	207
		310,204

FINANCIALS — 12.79%
Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	12,769
Itaú Unibanco Holding SA, preferred nominative	497,950	11,056
Amil Participações SA, ordinary nominative	2,697,410	21,207
PT Bank Rakyat Indonesia (Persero) Tbk1	25,653,150	20,673
Banco Santander, SA1	1,256,360	20,627
China Life Insurance Co. Ltd., Class H1	4,195,000	20,530
Türkiye Garanti Bankasi AS1	4,510,000	19,160
DLF Ltd.1	2,350,000	18,092
Housing Development Finance Corp. Ltd.1	260,000	14,960
Industrial and Commercial Bank of China Ltd., Class H1	14,550,000	11,942
Bancolombia SA (ADR)	210,000	9,557
Kasikornbank PCL, nonvoting depository receipt1	3,660,000	9,299
Itaúsa — Investimentos Itaú SA, preferred nominative	1,358,661	9,240
Sberbank (Savings Bank of the Russian Federation) (GDR)1	27,300	7,652
Land and Houses PCL, nonvoting depositary receipt1	34,000,000	6,395
CIMB Group Holdings Bhd.1	1,500,000	5,626
FirstRand Ltd.1	1,915,127	4,755
Royal Bank of Scotland Group PLC1,3	9,675,000	4,544
Kotak Mahindra Bank Ltd.1	259,943	4,484
Bank of the Philippine Islands1	3,656,246	3,759
Bank Hapoalim BM1,3	830,000	3,598
Banco Industrial e Comercial SA, preferred nominative	512,900	3,577
Bank Pekao SA1,3	60,000	3,388
BankMuscat (SAOG) (GDR)1	331,655	2,786
Erste Bank der oesterreichischen Sparkassen AG1	69,377	2,570
China Construction Bank Corp., Class H1	2,950,500	2,512
		254,758

INFORMATION TECHNOLOGY — 8.44%
Samsung Electronics Co. Ltd.1	46,725	31,935
Google Inc., Class A3	45,000	27,899
Infosys Technologies Ltd.1	410,200	22,895
HTC Corp.1	1,345,100	15,325
Cielo SA, ordinary nominative	1,581,600	13,923
Micron Technology, Inc.3	1,200,000	12,672
Corning Inc.	460,000	8,883
Kingboard Chemical Holdings Ltd.1	1,859,000	7,326
Cisco Systems, Inc.3	281,500	6,739
Yahoo! Inc.3	370,000	6,209
NetEase.com, Inc. (ADR)3	120,000	4,513
HOYA CORP.1	164,400	4,361
Venture Corp. Ltd.1	440,000	2,758
Nokia Corp.1	200,000	2,566
Kingboard Laminates Holdings Ltd.1	84,500	58
		168,062

INDUSTRIALS — 8.35%
Murray & Roberts Holdings Ltd.1	3,375,000	21,103
Boart Longyear Ltd.1,3	62,900,000	19,772
Schneider Electric SA1	144,335	16,709
Enka Insaat ve Sanayi AS1	2,904,999	13,364
Container Corp. of India Ltd.1	455,735	12,842
United Technologies Corp.	173,000	12,008
Cia. de Concessões Rodoviárias, ordinary nominative	490,000	11,217
Siemens AG1	103,100	9,450
China Railway Construction Corp. Ltd., Class H1	7,150,000	9,107
Outotec Oyj1	235,000	8,269
Intertek Group PLC1	395,200	7,968
Suzlon Energy Ltd.1,3	2,740,000	5,289
SembCorp Industries Ltd1	2,000,000	5,222
Bidvest Group Ltd.1	223,114	3,900
Jiangsu Expressway Co. Ltd., Class H1	2,900,000	2,569
KBR, Inc.	124,900	2,373
IJM Corp. Bhd.1	1,405,320	1,839
Daelim Industrial Co., Ltd.1	21,484	1,527
Italian-Thai Development PCL1,3	15,221,100	1,338
Doosan Heavy Industries and Construction Co., Ltd.1	8,070	559
		166,425

TELECOMMUNICATION SERVICES — 7.54%
América Móvil, SAB de CV, Series L (ADR)	864,875	40,632
Telefónica, SA1	1,317,000	36,680
Telefónica 02 Czech Republic, AS1	685,000	15,568
China Telecom Corp. Ltd., Class H1	27,870,000	11,533
Cellcom Israel Ltd.	322,000	10,323
Telekom Austria AG, non-registered shares1	705,000	10,058
Partner Communications Co. Ltd.1	350,000	7,101
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	5,429
Vodafone Group PLC1	2,132,500	4,945
China Mobile Ltd.1	500,000	4,661
Telekomunikacja Polska SA1	600,000	3,311
		150,241

MATERIALS — 7.23%
Holcim Ltd1,3	407,011	31,515
Anglo American PLC (ZAR denominated)1,3	401,850	17,183
Fibria Celulose SA, ordinary nominative (ADR)3	746,138	17,042
Linde AG1	109,000	13,110
Sigma-Aldrich Corp.	205,000	10,359
Vale SA, Class A, preferred nominative	252,000	6,103
Vale SA, Class A, preferred nominative (ADR)	130,000	3,227
BHP Billiton PLC1	262,664	8,401
Israel Chemicals Ltd.1	635,000	8,290
PT Semen Gresik1	9,825,000	7,843
Rio Tinto PLC1	122,000	6,584
Antofagasta PLC1	250,000	3,969
OCI Co. Ltd.1	19,500	3,669
Kumba Iron Ore Ltd.1	70,000	2,869
Buzzi Unicem SpA1	74,340	1,193
Buzzi Unicem SpA, nonconvertible shares1	72,270	747
Anhui Conch Cement Co. Ltd., Class H1	295,500	1,887
		143,991

ENERGY — 6.14%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	413,520	19,717
OAO Gazprom (ADR)1	650,000	16,203
Oil Search Ltd.1	2,040,000	11,130
Cairn India Ltd.1,3	1,507,000	9,087
Tenaris SA (ADR)	212,500	9,063
Eurasia Drilling Co. Ltd. (GDR)1,2	254,800	4,362
Eurasia Drilling Co. Ltd. (GDR)1	249,350	4,268
Saipem SpA, Class S1	233,000	7,998
Noble Energy, Inc.	100,000	7,122
TOTAL SA1	75,000	4,803
TOTAL SA (ADR)	32,500	2,081
Niko Resources Ltd.	65,000	6,111
Nexen Inc.	228,582	5,508
Oil and Gas Development Co. Ltd.1	4,000,000	5,233
Reliance Industries Ltd.1	160,000	3,734
Chevron Corp.	45,000	3,464
OAO TMK (GDR)1,2,3	142,826	2,503
		122,387

CONSUMER DISCRETIONARY — 5.93%
Toyota Motor Corp.1	721,300	30,324
Truworths International Ltd.1	3,232,000	18,939
Honda Motor Co., Ltd.1	455,000	15,394
McDonald’s Corp.	205,000	12,800
Parkson Holdings Bhd.1	5,312,600	8,240
Nitori Co., Ltd.1	100,000	7,445
Swatch Group Ltd1	95,000	4,537
Swatch Group Ltd, non-registered shares1	10,450	2,627
Desarrolladora Homex, SA de CV (ADR)3	160,000	5,379
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	215,000	4,463
Li & Fung Ltd.1	886,600	3,649
TVN SA1	500,000	2,476
Central European Media Enterprises Ltd., Class A3	75,000	1,771
		118,044

HEALTH CARE — 4.65%
Cochlear Ltd.1	475,000	29,329
Novo Nordisk A/S, Class B1	310,020	19,834
Krka, dd, Novo mesto1	209,640	19,231
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	11,236
Baxter International Inc.	170,000	9,976
Novartis AG1	57,500	3,129
		92,735

UTILITIES — 1.83%
Cia. Energética de Minas Gerais — Cemig, preferred nominative	775,000	14,054
China Resources Power Holdings Co. Ltd.1	3,924,000	7,765
CLP Holdings Ltd.1	1,122,000	7,582
Cheung Kong Infrastructure Holdings Ltd.1	1,840,000	6,985
		36,386

MISCELLANEOUS — 4.88%
Other common stocks in initial period of acquisition		97,193

Total common stocks (cost: $1,272,958,000)		1,660,426

Rights & warrants — 0.00%

FINANCIALS — 0.00%
IJM Land Bhd., warrants, expire 20133	100,380	41

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		46

Total rights & warrants (cost: $21,000)		87

	Principal amount
Bonds, notes & other debt instruments — 9.29%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.54%
Brazilian Treasury Bill 6.00% 20101,4	BRL7,258	4,210
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,368
Brazilian Treasury Bill 6.00% 20111,4	BRL 946	545
Brazil (Federal Republic of) 10.00% 20141	5,600	2,959
Brazilian Treasury Bill 6.00% 20151,4	4,451	2,479
Brazil (Federal Republic of) Global 12.50% 2016	1,500	977
Brazil (Federal Republic of) Global 6.00% 2017	$2,175	2,360
Brazil (Federal Republic of) 10.00% 20171	BRL12,500	6,163
Brazil (Federal Republic of) Global 8.00% 20185	$3,574	4,096
Brazil (Federal Republic of) Global 5.875% 2019	850	910
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,295
Brazil (Federal Republic of) Global 12.50% 2022	BRL2,600	1,694
Brazil (Federal Republic of) Global 8.875% 2024	$100	131
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,102
Brazil (Federal Republic of) Global 7.125% 2037	400	461
Brazil (Federal Republic of) Global 11.00% 2040	13,375	17,889
Brazilian Treasury Bill 6.00% 20451,4	BRL3,709	2,018
Turkey (Republic of) 14.00% 2011	TRY7,400	5,260
Turkey (Republic of) 10.00% 20121,4	3,645	2,797
Turkey (Republic of) 16.00% 2012	2,500	1,870
Turkey (Republic of) 16.00% 2013	2,350	1,854
Turkey (Republic of) 7.25% 2015	$1,700	1,913
Turkey (Republic of) 7.00% 2016	2,800	3,108
Turkey (Republic of) 7.50% 2017	1,500	1,710
Turkey (Republic of) 6.75% 2018	2,500	2,716
Turkey (Republic of) 7.00% 2019	1,000	1,095
Turkey (Republic of) 6.875% 2036	1,200	1,227
United Mexican States Government Global 9.875% 2010	4,125	4,177
United Mexican States Government 9.00% 2012	MXN7,500	608
United Mexican States Government Global 6.375% 2013	$4,375	4,856
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	605
United Mexican States Government, Series MI10, 9.50% 2014	33,500	2,782
United Mexican States Government, Series M10, 8.00% 2015	23,000	1,790
United Mexican States Government Global 5.625% 2017	$2,500	2,619
United Mexican States Government, Series M10, 7.75% 2017	MXN14,000	1,066
United Mexican States Government, Series M20, 10.00% 2024	15,000	1,317
United Mexican States Government Global 7.50% 2033	$350	403
United Mexican States Government Global 6.05% 2040	780	754
Colombia (Republic of) Global 11.75% 2010	COP6,000,000	2,984
Colombia (Republic of) Global 10.00% 2012	$3,300	3,811
Colombia (Republic of) Global 10.75% 2013	1,360	1,659
Colombia (Republic of) Global 8.25% 2014	700	826
Colombia (Republic of) Global 12.00% 2015	COP3,072,000	1,853
Colombia (Republic of) Global 7.375% 2017	$2,800	3,171
Colombia (Republic of) Global 7.375% 2019	350	398
Colombia (Republic of) Global 11.75% 2020	315	456
Colombia (Republic of) Global 8.125% 2024	500	595
Colombia (Republic of) Global 9.85% 2027	COP1,810,000	1,031
Colombia (Republic of) Global 7.375% 2037	$2,499	2,736
Peru (Republic of) 8.375% 2016	5,453	6,612
Peru (Republic of) 7.125% 2019	400	462
Peru (Republic of) 7.35% 2025	500	575
Peru (Republic of) 6.55% 20375	782	817
Russian Federation 8.25% 20105	800	820
Russian Federation 8.25% 20102,5	63	64
Russian Federation 7.50% 20302,5	3,202	3,626
Russian Federation 7.50% 20305	3,102	3,513
Croatian Government 6.75% 20192	7,000	7,553
Philippines (Republic of) 8.25% 2014	1,000	1,165
Philippines (Republic of) 9.875% 2019	2,200	2,882
Philippines (Republic of) 7.75% 2031	2,235	2,531
Panama (Republic of) Global 7.25% 2015	1,175	1,342
Panama (Republic of) Global 7.125% 2026	890	1,008
Panama (Republic of) Global 8.875% 2027	300	391
Panama (Republic of) Global 9.375% 2029	1,148	1,533
Panama (Republic of) Global 6.70% 20365	1,824	1,933
Polish Government 5.00% 2013	PLN4,805	1,650
Polish Government 5.25% 2013	4,550	1,590
Polish Government 5.00% 2015	$300	317
Polish Government 5.25% 2017	PLN1,200	397
Polish Government 6.375% 2019	$1,970	2,153
South Africa (Republic of) 6.50% 2014	700	770
South Africa (Republic of) 6.875% 2019	1,550	1,748
Argentina (Republic of) 0.354% 20121,5,6	1,750	599
Argentina (Republic of) 5.83% 20331,4,5,7	ARS 6,758	1,045
Argentina (Republic of) GDP-Linked 2035	43,865	544
Malaysian Government 3.756% 2011	MYR6,300	1,874
Malaysian Government 5.094% 2014	1,000	309
Dominican Republic 9.50% 20115	$154	161
Dominican Republic 9.04% 20185	437	476
Dominican Republic 8.625% 20272,5	1,150	1,208
Egypt (Arab Republic of) 9.10% 2010	EGP1,000	184
Egypt (Arab Republic of) 8.60% 2011	4,560	839
Egypt (Arab Republic of) 8.75% 2012	3,000	550
Hungarian Government 6.00% 2012	HUF50,300	260
		170,205

ENERGY — 0.32%
Gaz Capital SA, Series 9, 6.51% 2022	$1,500	1,380
Gaz Capital SA 6.51% 20222	600	552
Gaz Capital SA 7.288% 2037	1,200	1,113
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,716
Petrobras International 5.75% 2020	1,300	1,329
Petrobras International 6.875% 2040	300	310
		6,400

MATERIALS — 0.26%
CEMEX Finance LLC 9.50% 20162	2,900	3,052
C10 Capital (SPV) Ltd. 6.722% (undated)2,6	1,000	706
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	975	1,064
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	406
		5,228

UTILITIES — 0.11%
AES Panamá, SA 6.35% 20162	1,100	1,092
Enersis SA 7.375% 2014	650	726
AES Gener SA 7.50% 2014	250	273
		2,091

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 20142	850	773

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	400	417

Total bonds, notes & other debt instruments (cost: $171,310,000)		185,114

Short-term securities — 7.36%

Caisse d’Amortissement de la Dette Sociale 0.14%–0.21% due 1/20–2/2/2010	34,400	34,395
Fannie Mae 0.09%–0.195% due 3/10–6/23/2010	18,800	18,786
U.S. Treasury Bills 0.10%–0.20% due 5/13–7/15/2010	18,500	18,485
KfW 0.20% due 1/29/20102	17,000	16,998
ING (U.S.) Funding LLC 0.17% due 1/4/2010	13,800	13,800
GDF SUEZ 0.20% due 1/19/20102	13,700	13,699
Eni Finance USA Inc. 0.15% due 1/26/20102	10,100	10,099
Calyon North America Inc. 0.16% due 1/28/2010	10,000	9,999
Freddie Mac 0.13% due 3/2/2010	5,700	5,700
Barclays U.S. Funding Corp. 0.18% due 3/3/2010	4,600	4,598

Total short-term securities (cost: $146,559,000)		146,559

Total investment securities (cost: $1,590,848,000)		1,992,186
Other assets less liabilities		(50)

Net assets		$1,992,136

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,203,824,000, which represented 60.43% of the net assets of the fund. This amount includes $1,155,714,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $76,288,000, which represented 3.83% of the net assets of the fund.

3Security did not produce income during the last 12 months.
4Index-linked bond whose principal amount moves with a government retail price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Coupon rate may change periodically.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
HUF = Hungarian forints
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
TRY = New Turkish liras
ZAR = South African rand
New World Fund
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets

America Movil	2.04%
Telefonica	1.84
Samsung Electronics	1.60
Holcim	1.58
Toyota Motor	1.52
Cochlear	1.47
Tesco	1.47
Anheuser-Busch InBev	1.41
Google	1.40
Itau Unibanco Holding	1.20

Common stocks - 83.35%	Shares	Value (000)	Percent of net assets

Consumer staples - 15.57%
Tesco PLC (1)	4,242,418	$29,187	1.47%
Anheuser-Busch InBev NV (1)	546,000	28,188	1.41
Wal-Mart de México, SAB de CV, Series V (ADR) (1)	393,000	17,643
Wal-Mart de México, SAB de CV, Series V	705,000	3,165	1.04
Nestlé SA (1)	380,000	18,441	.93
China Yurun Food Group Ltd. (1)	6,119,000	18,099	.91
Coca-Cola Co.	287,000	16,359	.82
SABMiller PLC (1)	529,000	15,533	.78
Pernod Ricard SA (1)	176,297	15,121	.76
United Spirits Ltd. (1)	550,142	14,783	.74
Beiersdorf AG (1)	220,000	14,448	.73
Other securities		119,237	5.98
		310,204	15.57

Financials - 12.79%
Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	12,769
Itaú Unibanco Holding SA, preferred nominative	497,950	11,056	1.20
Amil Participações SA, ordinary nominative	2,697,410	21,207	1.06
PT Bank Rakyat Indonesia (Persero) Tbk (1)	25,653,150	20,673	1.04
Banco Santander, SA (1)	1,256,360	20,627	1.04
China Life Insurance Co. Ltd., Class H (1)	4,195,000	20,530	1.03
Türkiye Garanti Bankasi AS (1)	4,510,000	19,160	.96
DLF Ltd. (1)	2,350,000	18,092	.91
Housing Development Finance Corp. Ltd. (1)	260,000	14,960	.75
Other securities		95,684	4.80
		254,758	12.79

Information technology - 8.44%
Samsung Electronics Co. Ltd. (1)	46,725	31,935	1.60
Google Inc., Class A (2)	45,000	27,899	1.40
Infosys Technologies Ltd. (1)	410,200	22,895	1.15
HTC Corp. (1)	1,345,100	15,325	.77
Cielo SA, ordinary nominative	1,581,600	13,923	.70
Other securities		56,085	2.82
		168,062	8.44

Industrials - 8.35%
Murray & Roberts Holdings Ltd. (1)	3,375,000	21,103	1.06
Boart Longyear Ltd. (1) (2)	62,900,000	19,772	.99
Schneider Electric SA (1)	144,335	16,709	.84
Enka Insaat ve Sanayi AS (1)	2,904,999	13,364	.67
Other securities		95,477	4.79
		166,425	8.35

Telecommunication services - 7.54%
América Móvil, SAB de CV, Series L (ADR)	864,875	40,632	2.04
Telefónica, SA (1)	1,317,000	36,680	1.84
Telefónica 02 Czech Republic, AS (1)	685,000	15,568	.78
Other securities		57,361	2.88
		150,241	7.54

Materials - 7.23%
Holcim Ltd (1) (2)	407,011	31,515	1.58
Anglo American PLC (ZAR denominated) (1) (2)	401,850	17,183	.86
Fibria Celulose SA, ordinary nominative (ADR) (2)	746,138	17,042	.86
Linde AG (1)	109,000	13,110	.66
Other securities		65,141	3.27
		143,991	7.23

Energy - 6.14%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	413,520	19,717	.99
OAO Gazprom (ADR) (1)	650,000	16,203	.81
Other securities		86,467	4.34
		122,387	6.14

Consumer discretionary - 5.93%
Toyota Motor Corp. (1)	721,300	30,324	1.52
Truworths International Ltd. (1)	3,232,000	18,939	.95
Honda Motor Co., Ltd. (1)	455,000	15,394	.78
Other securities		53,387	2.68
		118,044	5.93

Health care - 4.65%
Cochlear Ltd. (1)	475,000	29,329	1.47
Novo Nordisk A/S, Class B (1)	310,020	19,834	1.00
Krka, dd, Novo mesto (1)	209,640	19,231	.96
Other securities		24,341	1.22
		92,735	4.65

Utilities - 1.83%
Cia. Energética de Minas Gerais - Cemig, preferred nominative	775,000	14,054	.71
Other securities		22,332	1.12
		36,386	1.83

Miscellaneous - 4.88%
Other common stocks in initial period of acquisition		97,193	4.88

Total common stocks (cost: $1,272,958,000)		1,660,426	83.35

Rights & warrants - 0.00%

Financials- 0.00%
Other securities		41	.00

Miscellaneous - 0.00%
Other rights & warrants in initial period of acquisition		46	.00

Total rights & warrants (cost: $21,000)		87	.00

Bonds, notes & other debt instruments - 9.29%	Principal amount (000)

Bonds & notes of governments outside the U.S. - 8.54%
Brazil (Federal Republic of) Global:
11.00% 2040	$13,375	17,889
5.875%-10.125% 2010-2037 (3)	11,724	13,723
12.50% 2016-2022	BRL 4,100	2,671
Brazilian Treasury Bill 6.00% 2010-2045 (1) (4)	16,364	9,252
Brazil (Federal Republic of) 10.00% 2014-2017 (1)	18,100	9,122	2.64
Turkey (Republic of):
10.00%-16.00% 2011-2013 (1) (4)	TRY 15,895	11,781
6.75%-7.50% 2015-2036	$10,700	11,769	1.18
United Mexican States Government Global 5.625%-9.875% 2010-2040	12,130	12,809
United Mexican States Government 7.75%-10.00% 2012-2024	MXN 100,671	8,168	1.05
Other securities		73,021	3.67
		170,205	8.54

Energy - 0.32%
Petrobras International 5.75%-6.875% 2020-2040	$1,600	1,639	.08
Other securities		4,761	.24
		6,400	.32

Other - 0.43%
Other securities		8,509	.43

Total bonds, notes & other debt instruments (cost: $171,310,000)		185,114	9.29

Short-term securities - 7.36%

Caisse d'Amortissement de la Dette Sociale 0.14%-0.21% due 1/20-2/2/2010	34,400	34,395	1.73
Fannie Mae 0.09%-0.195% due 3/10-6/23/2010	18,800	18,786	.94
U.S. Treasury Bills 0.10%-0.20% due 5/13-7/15/2010	18,500	18,485	.93
KfW 0.20% due 1/29/2010 (5)	17,000	16,998	.85
ING (U.S.) Funding LLC 0.17% due 1/4/2010	13,800	13,800	.69
GDF SUEZ 0.20% due 1/19/2010 (5)	13,700	13,699	.69
Other securities		30,396	1.53

Total short-term securities (cost: $146,559,000)		146,559	7.36

Total investment securities (cost: $1,590,848,000)		1,992,186	100.00
Other assets less liabilities		(50)	.00

Net assets		$1,992,136	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,203,824,000, which represented 60.43% of the net assets of the fund. This amount includes $1,155,714,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $76,288,000, which represented 3.83% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
MXN = Mexican pesos
TRY = New Turkish liras
ZAR = South African rand

See Notes to Financial Statements

Blue Chip Income and Growth Fund
Investment portfolio

December 31, 2009

Common stocks — 92.88%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.60%
Microsoft Corp.	5,990,000	$182,635
Hewlett-Packard Co.	3,070,000	158,136
Oracle Corp.	4,830,000	118,528
International Business Machines Corp.	830,000	108,647
Nokia Corp. (ADR)	5,500,000	70,675
Intel Corp.	2,200,000	44,880
Texas Instruments Inc.	1,250,000	32,575
Cisco Systems, Inc.1	1,300,000	31,122
Yahoo! Inc.1	1,380,000	23,156
Linear Technology Corp.	550,000	16,797
SAP AG (ADR)	175,000	8,192
Maxim Integrated Products, Inc.	400,000	8,120
Google Inc., Class A1	11,000	6,820
		810,283

INDUSTRIALS — 15.72%
Boeing Co.	1,725,000	93,374
United Technologies Corp.	760,000	52,752
United Parcel Service, Inc., Class B	850,000	48,764
General Electric Co.	3,100,000	46,903
CSX Corp.	895,000	43,399
Rockwell Automation	700,000	32,886
Illinois Tool Works Inc.	650,000	31,193
Norfolk Southern Corp.	592,800	31,075
Burlington Northern Santa Fe Corp.	270,000	26,627
Emerson Electric Co.	600,000	25,560
Union Pacific Corp.	375,000	23,963
Ingersoll-Rand PLC	600,000	21,444
Avery Dennison Corp.	550,000	20,070
Eaton Corp.	300,000	19,086
Waste Management, Inc.	500,000	16,905
Southwest Airlines Co.	1,000,000	11,430
Pitney Bowes Inc.	485,400	11,048
Tyco International Ltd.	300,000	10,704
General Dynamics Corp.	120,000	8,180
3M Co.	90,000	7,440
Lockheed Martin Corp.	95,000	7,158
		589,961

HEALTH CARE — 14.42%
Merck & Co., Inc.	3,510,000	128,255
Medtronic, Inc.	1,900,000	83,562
Abbott Laboratories	1,050,000	56,689
Amgen Inc.1	875,000	49,499
AstraZeneca PLC (ADR)	975,000	45,767
Eli Lilly and Co.	1,125,000	40,174
Pfizer Inc	1,900,000	34,561
Bristol-Myers Squibb Co.	1,355,000	34,214
Cardinal Health, Inc.	700,000	22,568
Aetna Inc.	667,800	21,169
Novartis AG (ADR)	300,000	16,329
Covidien PLC	175,000	8,381
		541,168

CONSUMER DISCRETIONARY — 9.66%
CBS Corp., Class B, nonvoting shares	5,000,000	70,250
Target Corp.	1,350,000	65,299
Lowe’s Companies, Inc.	2,300,000	53,797
Leggett & Platt, Inc.	2,000,000	40,800
Time Warner Inc.	1,000,000	29,140
Harley-Davidson, Inc.	910,000	22,932
Carnival Corp., units1	650,000	20,599
Mattel, Inc.	700,000	13,986
Royal Caribbean Cruises Ltd.1	500,000	12,640
Johnson Controls, Inc.	337,675	9,198
Home Depot, Inc.	300,000	8,679
Honda Motor Co., Ltd. (ADR)	250,000	8,475
McGraw-Hill Companies, Inc.	200,000	6,702
		362,497

ENERGY — 7.56%
ConocoPhillips	2,245,000	114,652
Schlumberger Ltd.	950,000	61,835
Royal Dutch Shell PLC, Class A (ADR)	900,000	54,099
Exxon Mobil Corp.	200,000	13,638
Spectra Energy Corp	541,700	11,110
Marathon Oil Corp.	332,700	10,387
Devon Energy Corp.	110,000	8,085
Baker Hughes Inc.	160,000	6,477
Eni SpA (ADR)	70,000	3,543
		283,826

FINANCIALS — 7.31%
Bank of America Corp.	4,846,113	72,983
JPMorgan Chase & Co.	1,485,000	61,880
American Express Co.	1,500,000	60,780
Capital One Financial Corp.	1,010,000	38,723
HSBC Holdings PLC (ADR)	318,749	18,197
Wells Fargo & Co.	375,000	10,121
Bank of New York Mellon Corp.	250,000	6,993
Banco Santander, SA (ADR)	280,000	4,603
		274,280

TELECOMMUNICATION SERVICES — 6.99%
AT&T Inc.	6,180,000	173,225
Verizon Communications Inc.	2,000,000	66,260
CenturyTel, Inc.	342,500	12,402
Qwest Communications International Inc.	2,500,000	10,525
		262,412

CONSUMER STAPLES — 5.06%
Walgreen Co.	1,107,083	40,652
Kimberly-Clark Corp.	555,000	35,359
PepsiCo, Inc.	550,000	33,440
Kellogg Co.	592,000	31,495
ConAgra Foods, Inc.	1,200,000	27,660
General Mills, Inc.	250,000	17,702
H.J. Heinz Co.	80,000	3,421
		189,729

UTILITIES — 1.95%
Southern Co.	750,000	24,990
FPL Group, Inc.	400,000	21,128
FirstEnergy Corp.	370,000	17,186
Xcel Energy Inc.	250,000	5,305
Duke Energy Corp.	260,000	4,475
		73,084

MATERIALS — 0.54%
Air Products and Chemicals, Inc.	250,000	20,265

MISCELLANEOUS — 2.07%
Other common stocks in initial period of acquisition		77,624

Total common stocks (cost: $3,110,805,000)		3,485,129

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2,3	60,000	—

Total rights & warrants (cost: $230,000)		—

Convertible securities — 0.33%

MISCELLANEOUS — 0.33%
Other convertible securities in initial period of acquisition		12,442

Total convertible securities (cost: $12,508,000)		12,442

	Principal amount
Short-term securities — 7.35%	(000)

U.S. Treasury Bills 0.20%–0.30% due 6/10–7/15/2010	$60,800	60,750
Freddie Mac 0.07%–0.22% due 1/4–3/29/2010	45,600	45,595
Fannie Mae 0.09%–0.165% due 1/19–3/31/2010	44,900	44,895
Jupiter Securitization Co., LLC 0.21% due 1/14/20103	15,600	15,597
Park Avenue Receivables Co., LLC 0.22% due 1/14/20103	13,600	13,599
Walt Disney Co. 0.11% due 1/21/20103	21,900	21,898
Harvard University 0.13% due 1/21/2010	19,700	19,699
Abbott Laboratories 0.08% due 1/8/20103	15,800	15,800
Paccar Financial Corp. 0.20% due 1/26/2010	12,000	11,999
Procter & Gamble International Funding S.C.A. 0.23% due 1/8/20103	9,800	9,799
Private Export Funding Corp. 0.24% due 3/16/20103	9,400	9,397
Medtronic Inc. 0.10% due 1/27/20103	5,300	5,300
Federal Home Loan Bank 0.11% due 2/8/2010	1,600	1,600

Total short-term securities (cost: $275,906,000)		275,928

Total investment securities (cost: $3,399,449,000)		3,773,499
Other assets less liabilities		(21,186)

Net assets		$3,752,313

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $91,390,000, which represented 2.44% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Blue Chip Income and Growth Fund
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets

Microsoft	4.87%
AT&T	4.62
Hewlett-Packard	4.21
Merck	3.42
Oracle	3.16
ConocoPhillips	3.06
IBM	2.90
Boeing	2.49
Medtronic	2.23
Bank of America	1.94

			Percent
		Value	of net
Common stocks - 92.88%	Shares	(000)	assets

Information technology - 21.60%
Microsoft Corp.	5,990,000	$182,635	4.87%
Hewlett-Packard Co.	3,070,000	158,136	4.21
Oracle Corp.	4,830,000	118,528	3.16
International Business Machines Corp.	830,000	108,647	2.90
Nokia Corp. (ADR)	5,500,000	70,675	1.88
Intel Corp.	2,200,000	44,880	1.20
Texas Instruments Inc.	1,250,000	32,575	.87
Cisco Systems, Inc. (1)	1,300,000	31,122	.83
Other securities		63,085	1.68
		810,283	21.60

Industrials - 15.72%
Boeing Co.	1,725,000	93,374	2.49
United Technologies Corp.	760,000	52,752	1.40
United Parcel Service, Inc., Class B	850,000	48,764	1.30
General Electric Co.	3,100,000	46,903	1.25
CSX Corp.	895,000	43,399	1.16
Rockwell Automation	700,000	32,886	.88
Illinois Tool Works Inc.	650,000	31,193	.83
Norfolk Southern Corp.	592,800	31,075	.83
Burlington Northern Santa Fe Corp.	270,000	26,627	.71
Emerson Electric Co.	600,000	25,560	.68
Other securities		157,428	4.19
		589,961	15.72

Health care - 14.42%
Merck & Co., Inc.	3,510,000	128,255	3.42
Medtronic, Inc.	1,900,000	83,562	2.23
Abbott Laboratories	1,050,000	56,689	1.51
Amgen Inc. (1)	875,000	49,499	1.32
AstraZeneca PLC (ADR)	975,000	45,767	1.22
Eli Lilly and Co.	1,125,000	40,174	1.07
Pfizer Inc	1,900,000	34,561	.92
Bristol-Myers Squibb Co.	1,355,000	34,214	.91
Other securities		68,447	1.82
		541,168	14.42

Consumer discretionary - 9.66%
CBS Corp., Class B, nonvoting shares	5,000,000	70,250	1.87
Target Corp.	1,350,000	65,299	1.74
Lowe's Companies, Inc.	2,300,000	53,797	1.43
Leggett & Platt, Inc.	2,000,000	40,800	1.09
Time Warner Inc.	1,000,000	29,140	.78
Other securities		103,211	2.75
		362,497	9.66

Energy - 7.56%
ConocoPhillips	2,245,000	114,652	3.06
Schlumberger Ltd.	950,000	61,835	1.64
Royal Dutch Shell PLC, Class A (ADR)	900,000	54,099	1.44
Other securities		53,240	1.42
		283,826	7.56

Financials - 7.31%
Bank of America Corp.	4,846,113	72,983	1.94
JPMorgan Chase & Co.	1,485,000	61,880	1.65
American Express Co.	1,500,000	60,780	1.62
Capital One Financial Corp.	1,010,000	38,723	1.03
Other securities		39,914	1.07
		274,280	7.31

Telecommunication services - 6.99%
AT&T Inc.	6,180,000	173,225	4.62
Verizon Communications Inc.	2,000,000	66,260	1.76
Other securities		22,927	.61
		262,412	6.99

Consumer staples - 5.06%
Walgreen Co.	1,107,083	40,652	1.09
Kimberly-Clark Corp.	555,000	35,359	.94
PepsiCo, Inc.	550,000	33,440	.89
Kellogg Co.	592,000	31,495	.84
ConAgra Foods, Inc.	1,200,000	27,660	.74
Other securities		21,123	.56
		189,729	5.06

Utilities - 1.95%
Southern Co.	750,000	24,990	.67
Other securities		48,094	1.28
		73,084	1.95

Materials - 0.54%
Other securities		20,265	.54

Miscellaneous - 2.07%
Other common stocks in initial period of acquisition		77,624	2.07

Total common stocks (cost: $3,110,805,000)		3,485,129	92.88

Rights & warrants - 0.00%

Financials - 0.00%
Other securities		-	.00

Total rights & warrants (cost: $230,000)		-	.00

Convertible securities - 0.33%

Miscellaneous - 0.33%
Other convertible securities in initial period of acquisition		12,442	.33

Total convertible securities (cost: $12,508,000)		12,442	.33

	Principal
	amount
Short-term securities - 7.35%	(000)

U.S. Treasury Bills 0.20%-0.30% due 6/10-7/15/2010	$60,800	60,750	1.62
Freddie Mac 0.07%-0.22% due 1/4-3/29/2010	45,600	45,595	1.22
Fannie Mae 0.09%-0.165% due 1/19-3/31/2010	44,900	44,895	1.20
Jupiter Securitization Co., LLC 0.21% due 01/14/2010 (2)	15,600	15,597
Park Avenue Receivables Co., LLC 0.22% due 1/14/2010 (2)	13,600	13,599	.78
Abbott Laboratories 0.08% due 1/8/2010 (2)	15,800	15,800	.42
Medtronic Inc. 0.10% due 1/27/2010 (2)	5,300	5,300	.14
Other securities		74,392	1.97

Total short-term securities (cost: $275,906,000)		275,928	7.35

Total investment securities (cost: $3,399,449,000)		3,773,499	100.56
Other assets less liabilities		(21,186)	(.56)

Net assets		$3,752,313	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.  One of these securities (which represented less than .01% of the net assets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $91,390,000, which represented 2.44% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth and Income Fund
Investment portfolio

December 31, 2009

Common stocks — 90.22%	Shares	Value (000)

FINANCIALS — 16.79%
Australia and New Zealand Banking Group Ltd.1	1,574,121	$32,025
Macquarie Group Ltd.1	676,661	28,969
Industrial and Commercial Bank of China Ltd., Class H1	34,482,000	28,301
JPMorgan Chase & Co.	573,200	23,885
HSBC Holdings PLC (Hong Kong)1	1,020,000	11,613
HSBC Holdings PLC (ADR)	200,000	11,418
Marsh & McLennan Companies, Inc.	800,000	17,664
Absa Group Ltd.1	930,000	16,115
BNP Paribas SA1	187,999	14,825
Prudential PLC1	1,434,931	14,637
QBE Insurance Group Ltd.1	585,000	13,352
People’s United Financial, Inc.	701,000	11,707
Macquarie International Infrastructure Fund Ltd.1	36,200,164	11,606
China Life Insurance Co. Ltd., Class H1	2,297,000	11,241
Fairfax Financial Holdings Ltd.	27,000	10,576
Bank of America Corp.	700,000	10,542
PNC Financial Services Group, Inc.	198,704	10,490
AXA SA1	441,157	10,426
Hospitality Properties Trust	375,000	8,891
Berkshire Hathaway Inc., Class B2	2,480	8,149
Unibail-Rodamco SE, non-registered shares1	35,500	7,809
Bank of Nova Scotia	165,000	7,759
Banco Santander, SA1	303,296	4,979
Indiabulls Real Estate Ltd.1,2	980,000	4,760
Hang Seng Bank Ltd.1	250,000	3,678
ING Groep NV, depository receipts1,2	371,426	3,588
UBS AG1,2	220,000	3,376
Citigroup Inc.	1,000,000	3,310
Itaú Unibanco Holding SA, preferred nominative (ADR)	137,500	3,141
First Southern Bancorp, Inc.1,2,3	122,265	2,580
Bank of China Ltd., Class H1	4,400,000	2,356
Société Générale1	10,588	732
		354,500

MATERIALS — 11.28%
Yamana Gold Inc.	4,000,000	45,859
Newmont Mining Corp.	800,000	37,848
Barrick Gold Corp.	890,000	35,048
Rio Tinto PLC1	550,000	29,682
United States Steel Corp.	500,000	27,560
Monsanto Co.	200,000	16,350
Grupo México, SAB de CV, Series B	4,500,000	10,328
Impala Platinum Holdings Ltd.1	316,648	8,614
CRH PLC1	300,000	8,120
BHP Billiton Ltd. (ADR)	100,000	7,658
Gold Fields Ltd.1	500,000	6,583
Praxair, Inc.	30,000	2,409
Potash Corp. of Saskatchewan Inc.	20,000	2,170
		238,229

INFORMATION TECHNOLOGY — 11.14%
Microsoft Corp.	2,360,000	71,956
International Business Machines Corp.	200,000	26,180
Google Inc., Class A2	36,750	22,784
Nintendo Co., Ltd.1	93,000	22,060
KLA-Tencor Corp.	500,000	18,080
Samsung Electronics Co. Ltd.1	18,000	12,303
Cisco Systems, Inc.2	512,000	12,257
HTC Corp.1	960,230	10,940
Automatic Data Processing, Inc.	205,000	8,778
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	616,310	7,051
MediaTek Inc.1	299,500	5,207
Oracle Corp.	200,000	4,908
Apple Inc.2	20,000	4,217
Cielo SA, ordinary nominative	358,100	3,153
Yahoo! Inc.2	165,750	2,781
Tyco Electronics Ltd.	100,000	2,455
		235,110

CONSUMER STAPLES — 9.50%
Anheuser-Busch InBev NV1	719,000	37,119
Kraft Foods Inc., Class A	1,048,000	28,485
British American Tobacco PLC1	715,000	23,225
Tesco PLC1	3,003,000	20,660
C&C Group PLC1	4,054,794	17,486
Coca-Cola Amatil Ltd.1	1,087,699	11,208
Pernod Ricard SA1	112,200	9,624
Sysco Corp.	325,000	9,080
Coca-Cola Co.	143,000	8,151
Shoppers Drug Mart Corp.	150,000	6,508
Philip Morris International Inc.	130,000	6,265
Beiersdorf AG1	95,000	6,239
Unilever NV, depository receipts1	155,000	5,047
Avon Products, Inc.	133,000	4,189
SABMiller PLC1	100,000	2,936
Colgate-Palmolive Co.	35,000	2,875
Procter & Gamble Co.	25,000	1,516
		200,613

INDUSTRIALS — 9.02%
Joy Global Inc.	550,000	28,375
Schneider Electric SA1	222,353	25,741
General Electric Co.	1,000,000	15,130
Lockheed Martin Corp.	200,000	15,070
Geberit AG1	83,387	14,754
Waste Management, Inc.	425,000	14,369
Emerson Electric Co.	290,000	12,354
Tyco International Ltd.	300,000	10,704
United Technologies Corp.	140,000	9,717
Vallourec SA1	50,000	9,088
Rickmers Maritime1,4	27,420,000	7,294
Finmeccanica SpA1	382,583	6,097
Boeing Co.	100,000	5,413
URS Corp.2	99,000	4,407
Siemens AG1	46,500	4,262
Capita Group PLC1	342,000	4,131
Caterpillar Inc.	60,000	3,420
		190,326

TELECOMMUNICATION SERVICES — 8.75%
Telefónica, SA1	2,288,000	63,723
AT&T Inc.	1,125,000	31,534
Koninklijke KPN NV1	1,482,000	25,119
Verizon Communications Inc.	525,000	17,393
SOFTBANK CORP.1	567,000	13,260
China Telecom Corp. Ltd., Class H1	25,000,000	10,345
Bell Aliant Regional Communications Income Fund	380,000	10,176
KDDI Corp.1	1,785	9,419
Telefónica 02 Czech Republic, AS1	165,000	3,750
		184,719

HEALTH CARE — 7.46%
Merck & Co., Inc.	1,305,350	47,697
UCB SA1	500,000	20,923
Roche Holding AG1	117,850	20,026
Bayer AG1	205,500	16,413
Johnson & Johnson	172,000	11,078
Sonic Healthcare Ltd.1	750,000	10,329
Novo Nordisk A/S, Class B1	140,000	8,956
Smith & Nephew PLC1	750,000	7,711
CSL Ltd.1	250,000	7,273
Abbott Laboratories	130,000	7,019
		157,425

CONSUMER DISCRETIONARY — 6.51%
Virgin Media Inc.2	2,015,000	33,913
Toyota Motor Corp.1	438,000	18,414
Carphone Warehouse Group PLC1	5,691,100	17,177
Carnival Corp., units2	500,000	15,845
McDonald’s Corp.	230,000	14,361
Saks Inc.2	1,200,000	7,872
Honda Motor Co., Ltd.1	218,000	7,375
News Corp., Class A	425,000	5,818
Time Warner Inc.	180,500	5,260
adidas AG1	82,700	4,462
H & M Hennes & Mauritz AB, Class B1	73,805	4,087
Pearson PLC1	200,000	2,879
		137,463

ENERGY — 5.00%
TOTAL SA1	490,000	31,377
Baker Hughes Inc.	500,000	20,240
Royal Dutch Shell PLC, Class A (ADR)	129,000	7,754
Royal Dutch Shell PLC, Class B (ADR)	125,000	7,266
Saipem SpA, Class S1	271,800	9,330
EnCana Corp.	267,000	8,701
Cenovus Energy Inc.	267,000	6,760
Tenaris SA (ADR)	141,000	6,014
Reliance Industries Ltd.1	176,000	4,108
Diamond Offshore Drilling, Inc.	41,000	4,035
		105,585

UTILITIES — 4.15%
GDF Suez1	415,201	18,000
SUEZ Environnement Co.1	616,026	14,221
Duke Energy Corp.	812,200	13,978
Hongkong Electric Holdings Ltd.1	2,289,000	12,439
Exelon Corp.	150,000	7,330
Snam Rete Gas SpA1	1,435,000	7,131
DUET Group1	4,418,377	7,106
E.ON AG1	110,000	4,589
RRI Energy, Inc.2	500,000	2,860
		87,654

MISCELLANEOUS — 0.62%
Other common stocks in initial period of acquisition		13,171

Total common stocks (cost: $1,761,796,000)		1,904,795

Preferred stocks — 0.09%

FINANCIALS — 0.09%
Resona Preferred Global Securities (Cayman) Ltd. 7.191%5,6	2,355,000	1,928

Total preferred stocks (cost: $1,103,000)		1,928

	Shares or
Convertible securities — 0.75%	principal amount

MATERIALS — 0.74%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	15,593

FINANCIALS — 0.01%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	209

Total convertible securities (cost: $6,209,000)		15,802

	Principal amount
Bonds, notes & other debt instruments — 2.85%	(000)

INFORMATION TECHNOLOGY — 0.88%
NXP BV and NXP Funding LLC 3.034% 20136	$7,200	6,003
NXP BV and NXP Funding LLC 7.875% 2014	11,550	10,539
Freescale Semiconductor, Inc., Term Loan B, 1.985% 20136,7,8	2,405	2,111
		18,653

CONSUMER DISCRETIONARY — 0.54%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	5,922
NTL Cable PLC 9.50% 2016	5,000	5,394
		11,316

TELECOMMUNICATION SERVICES — 0.44%
Digicel Group Ltd. 12.00% 20145	8,225	9,263

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

FINANCIALS — 0.43%
Zions Bancorporation 5.65% 2014	$1,310	$976
Zions Bancorporation 5.50% 2015	5,880	4,162
Zions Bancorporation 6.00% 2015	3,955	2,801
Resona Bank, Ltd. 5.85% (undated)5,6	1,290	1,127
		9,066

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.38%
Brazil (Federal Republic of) 10.00% 20171	BRL16,500	8,135

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.18%
CoBank ACB 0.854% 20225,6	$5,050	3,761

Total bonds, notes & other debt instruments (cost: $45,509,000)		60,194

Short-term securities — 6.25%

Caisse d’Amortissement de la Dette Sociale 0.14%–0.21% due 1/20–2/2/2010	43,800	43,793
Fannie Mae 0.09%–0.195% due 3/10–6/23/2010	33,500	33,488
Freddie Mac 0.17% due 5/4/2010	16,200	16,192
Calyon North America Inc. 0.16% due 1/28/2010	13,800	13,798
U.S. Treasury Bill 0.199% due 7/15/2010	9,500	9,490
Eni Finance USA Inc. 0.15% due 1/26/20105	9,200	9,199
Denmark (Kingdom of) 0.15% due 1/4/2010	6,100	6,100

Total short-term securities (cost: $132,057,000)		132,060

Total investment securities (cost: $1,946,674,000)		2,114,779
Other assets less liabilities		(3,459)

Net assets		$2,111,320

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $923,675,000, which represented 43.75% of the net assets of the fund. This amount includes $912,751,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

First Southern Bancorp, Series C	12/17/2009	$2,580	$2,580	.12%
First Southern Bancorp	12/17/2009	209	209	.01
Total restricted securities		$2,789	$2,789	.13%

4Represents an affiliated company as defined under the Investment Company Act of 1940.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,278,000, which represented 1.20% of the net assets of the fund.

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,111,000, which represented 0.10% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts	BRL = Brazilian reais

Global Growth and Income Fund
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets

Microsoft	3.41%
Telefónica	3.02
Merck	2.26
Yamana Gold	2.17
Newmont Mining	1.79
Anheuser-Busch InBev	1.76
Barrick Gold	1.66
Virgin Media	1.61
Australia and New Zealand Banking Group	1.52
AT&T	1.49

			Percent
		Value	of net
Common stocks - 90.22%	Shares	(000)	assets

Financials - 16.79%
Australia and New Zealand Banking Group Ltd. (1)	1,574,121	$32,025	1.52%
Macquarie Group Ltd. (1)	676,661	28,969	1.37
Industrial and Commercial Bank of China Ltd., Class H (1)	34,482,000	28,301	1.34
JPMorgan Chase & Co.	573,200	23,885	1.13
HSBC Holdings PLC (Hong Kong) (1)	1,020,000	11,613
HSBC Holdings PLC (ADR)	200,000	11,418	1.09
Marsh & McLennan Companies, Inc.	800,000	17,664	.84
Absa Group Ltd. (1)	930,000	16,115	.76
BNP Paribas SA (1)	187,999	14,825	.70
Prudential PLC (1)	1,434,931	14,637	.69
Other securities		155,048	7.35
		354,500	16.79

Materials - 11.28%
Yamana Gold Inc.	4,000,000	45,859	2.17
Newmont Mining Corp.	800,000	37,848	1.79
Barrick Gold Corp.	890,000	35,048	1.66
Rio Tinto PLC (1)	550,000	29,682	1.41
United States Steel Corp.	500,000	27,560	1.31
Monsanto Co.	200,000	16,350	.77
Other securities		45,882	2.17
		238,229	11.28

Information technology - 11.14%
Microsoft Corp.	2,360,000	71,956	3.41
International Business Machines Corp.	200,000	26,180	1.24
Google Inc., Class A (2)	36,750	22,784	1.08
Nintendo Co., Ltd. (1)	93,000	22,060	1.04
KLA-Tencor Corp.	500,000	18,080	.86
Other securities		74,050	3.51
		235,110	11.14

Consumer staples - 9.50%
Anheuser-Busch InBev NV (1)	719,000	37,119	1.76
Kraft Foods Inc., Class A	1,048,000	28,485	1.35
British American Tobacco PLC (1)	715,000	23,225	1.10
Tesco PLC (1)	3,003,000	20,660	.98
C&C Group PLC (1)	4,054,794	17,486	.83
Other securities		73,638	3.48
		200,613	9.50

Industrials - 9.02%
Joy Global Inc.	550,000	28,375	1.34
Schneider Electric SA (1)	222,353	25,741	1.22
General Electric Co.	1,000,000	15,130	.72
Lockheed Martin Corp.	200,000	15,070	.71
Geberit AG (1)	83,387	14,754	.70
Waste Management, Inc.	425,000	14,369	.68
Other securities		76,887	3.65
		190,326	9.02

Telecommunication services - 8.75%
Telefónica, SA (1)	2,288,000	63,723	3.02
AT&T Inc.	1,125,000	31,534	1.49
Koninklijke KPN NV (1)	1,482,000	25,119	1.19
Verizon Communications Inc.	525,000	17,393	.82
Other securities		46,950	2.23
		184,719	8.75

Health care - 7.46%
Merck & Co., Inc.	1,305,350	47,697	2.26
UCB SA (1)	500,000	20,923	.99
Roche Holding AG (1)	117,850	20,026	.95
Bayer AG (1)	205,500	16,413	.78
Other securities		52,366	2.48
		157,425	7.46

Consumer discretionary - 6.51%
Virgin Media Inc. (2)	2,015,000	33,913	1.61
Toyota Motor Corp. (1)	438,000	18,414	.87
Carphone Warehouse Group PLC (1)	5,691,100	17,177	.81
Carnival Corp., units (2)	500,000	15,845	.75
Other securities		52,114	2.47
		137,463	6.51

Energy - 5.00%
TOTAL SA (1)	490,000	31,377	1.49
Baker Hughes Inc.	500,000	20,240	.96
Other securities		53,968	2.55
		105,585	5.00

Utilities - 4.15%
GDF Suez (1)	415,201	18,000	.85
Other securities		69,654	3.30
		87,654	4.15

MISCELLANEOUS - 0.62%
Other common stocks in initial period of acquisition		13,171	.62

Total common stocks (cost: $1,761,796,000)		1,904,795	90.22

Preferred stocks - 0.09%

Financials - 0.09%
Other securities		1,928	.09

Total preferred stocks (cost: $1,103,000)		1,928	.09

	Principal
	amount
Convertible securities - 0.75%	(000)

Materials - 0.74%
Alcoa Inc. 5.25% convertible notes 2014	$6,000	15,593	.74

Financials - 0.01%
Other securities		209	.01

Total convertible securities (cost: $6,209,000)		15,802	.75

Bonds, notes & other debt instruments - 2.85%

Consumer discretionary - 0.54%
NTL Cable PLC 9.50% 2016	5,000	5,394	.26
Other securities		5,922	.28
		11,316	.54

Other - 2.31%
Other securities		48,878	2.31

Total bonds, notes & other debt instruments (cost: $45,509,000)		60,194	2.85

Short-term securities - 6.25%

Caisse d'Amortissement de la Dette Sociale 0.14%-0.21% due 1/20-2/2/2010	43,800	43,793	2.07
Fannie Mae 0.09%-0.195% due 3/10-6/23/2010	33,500	33,488	1.58
Freddie Mac 0.17% due 5/4/2010	16,200	16,192	.77
Other securities		38,587	1.83

Total short-term securities (cost: $132,057,000)		132,060	6.25

Total investment securities (cost: $1,946,674,000)		2,114,779	100.16
Other assets less liabilities		(3,459)	(.16)

Net assets		$2,111,320	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.  Some of these securities (with an aggregate value of $25,278,000, which represented 1.20% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. Some of these securities (with an aggregate value of $2,789,000, which represented .13% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is included in "Other securities" under the respective industry sector in the summary investment portfolio . Further details on such holdings and related transactions during the year ended December 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/09 (000)
Rickmers Maritime (1)	24,370,000	3,050,000	-	27,420,000	$1,465	$7,294

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $923,675,000, which represented 43.75% of the net assets of the fund. This amount includes $912,751,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Growth-Income Fund
Investment portfolio

December 31, 2009

Common stocks — 91.55%	Shares	Value (000)

INFORMATION TECHNOLOGY — 24.29%
Microsoft Corp.	28,810,100	$878,420
Oracle Corp.	29,417,500	721,905
Hewlett-Packard Co.	9,185,000	473,119
Google Inc., Class A1	662,500	410,737
Yahoo! Inc.1	24,371,300	408,950
Intel Corp.	16,011,900	326,643
International Business Machines Corp.	2,306,200	301,882
Cisco Systems, Inc.1	12,000,000	287,280
Corning Inc.	12,000,000	231,720
Accenture PLC, Class A	5,475,000	227,213
Flextronics International Ltd.1	28,587,764	208,977
MasterCard Inc., Class A	500,000	127,990
SAP AG2	1,780,000	83,890
SAP AG (ADR)	920,000	43,065
Nokia Corp.2	8,905,000	114,237
NVIDIA Corp.1	5,800,000	108,344
Linear Technology Corp.	3,500,000	106,890
Xilinx, Inc.	3,540,100	88,715
McAfee, Inc.1	1,920,000	77,895
Texas Instruments Inc.	2,625,000	68,408
eBay Inc.1	2,750,000	64,735
Paychex, Inc.	2,025,141	62,050
Analog Devices, Inc.	1,750,000	55,265
Maxim Integrated Products, Inc.	2,700,000	54,810
Dell Inc.1	3,800,000	54,568
QUALCOMM Inc.	1,150,000	53,199
HOYA CORP.2	2,000,000	53,053
Nintendo Co., Ltd.2	205,000	48,627
KLA-Tencor Corp.	1,200,000	43,392
Automatic Data Processing, Inc.	955,000	40,893
Affiliated Computer Services, Inc., Class A1	613,400	36,614
Autodesk, Inc.1	1,400,000	35,574
Microchip Technology Inc.	820,000	23,829
Advanced Micro Devices, Inc.1	2,000,000	19,360
Canon, Inc.2	300,000	12,690
Motorola, Inc.1	1,362,500	10,573
Western Union Co.	400,000	7,540
		5,973,052

INDUSTRIALS — 12.15%
United Technologies Corp.	4,075,000	282,846
Union Pacific Corp.	4,008,200	256,124
CSX Corp.	4,503,023	218,351
United Parcel Service, Inc., Class B	3,800,000	218,006
Precision Castparts Corp.	1,865,000	205,803
3M Co.	2,401,000	198,491
Norfolk Southern Corp.	3,565,300	186,893
General Dynamics Corp.	2,707,000	184,536
Boeing Co.	3,200,000	173,216
General Electric Co.	10,500,000	158,865
Avery Dennison Corp.	3,955,000	144,318
Southwest Airlines Co.	10,945,000	125,101
Lockheed Martin Corp.	1,250,000	94,188
Rockwell Automation	1,900,000	89,262
Waste Management, Inc.	2,150,000	72,692
Burlington Northern Santa Fe Corp.	700,000	69,034
Ingersoll-Rand PLC	1,900,000	67,906
Emerson Electric Co.	1,400,000	59,640
Eaton Corp.	800,000	50,896
Tyco International Ltd.	1,000,000	35,680
Pitney Bowes Inc.	1,552,200	35,328
Alstom SA2	435,000	30,201
Continental Airlines, Inc., Class B1	989,200	17,726
AMR Corp.1	1,500,000	11,595
		2,986,698

CONSUMER DISCRETIONARY — 10.34%
Time Warner Inc.	11,394,989	332,050
News Corp., Class A	14,500,200	198,508
Lowe’s Companies, Inc.	8,430,477	197,189
Best Buy Co., Inc.	4,800,000	189,408
Target Corp.	3,840,000	185,741
Time Warner Cable Inc.	3,827,242	158,409
Apollo Group, Inc., Class A1	2,250,000	136,305
Royal Caribbean Cruises Ltd.1	4,805,000	121,470
Mattel, Inc.	5,400,000	107,892
Omnicom Group Inc.	2,590,000	101,398
Staples, Inc.	3,900,000	95,901
Magna International Inc., Class A	1,762,400	89,142
McDonald’s Corp.	1,400,000	87,416
Fiat SpA1,2	6,000,000	87,259
Carnival Corp., units1	2,124,200	67,316
Carnival PLC1,2	1,750,000	59,838
VF Corp.	800,000	58,592
D.R. Horton, Inc.	5,000,000	54,350
Harley-Davidson, Inc.	1,950,000	49,140
Comcast Corp., Class A	1,800,000	30,348
Comcast Corp., Class A, special nonvoting shares	1,000,000	16,010
Toyota Motor Corp.2	900,000	37,837
Kohl’s Corp.1	600,000	32,358
Home Depot, Inc.	600,000	17,358
SEGA SAMMY HOLDINGS INC.2	1,450,000	17,292
Office Depot, Inc.1	1,250,000	8,062
Harman International Industries, Inc.	185,000	6,527
		2,543,116

HEALTH CARE — 8.92%
Merck & Co., Inc.	10,990,361	401,588
Abbott Laboratories	5,380,000	290,466
Medtronic, Inc.	5,115,000	224,958
Roche Holding AG2	845,000	143,589
Medco Health Solutions, Inc.1	1,800,000	115,038
McKesson Corp.	1,750,000	109,375
UnitedHealth Group Inc.	3,500,000	106,680
Aetna Inc.	3,250,000	103,025
Hologic, Inc.1	5,661,300	82,089
Cardinal Health, Inc.	2,400,000	77,376
Johnson & Johnson	1,125,000	72,461
Novartis AG (ADR)	1,300,000	70,759
Pfizer Inc	3,460,000	62,937
CIGNA Corp.	1,741,600	61,426
Amgen Inc.1	1,084,700	61,361
ResMed Inc.1	800,000	41,816
CareFusion Corp.1	1,200,000	30,012
Teva Pharmaceutical Industries Ltd. (ADR)	515,000	28,933
Covidien PLC	531,250	25,442
Eli Lilly and Co.	650,000	23,211
Masimo Corp.1	750,000	22,815
Thermo Fisher Scientific Inc.1	390,000	18,599
Myriad Genetics, Inc.1	711,800	18,578
		2,192,534

ENERGY — 8.40%
ConocoPhillips	7,003,000	357,643
Schlumberger Ltd.	4,725,000	307,550
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	230,522
Royal Dutch Shell PLC, Class B (ADR)	1,190,391	69,197
Royal Dutch Shell PLC, Class B2	139,816	4,080
Baker Hughes Inc.	5,844,700	236,594
Chevron Corp.	2,738,200	210,814
Devon Energy Corp.	1,693,000	124,436
Marathon Oil Corp.	3,125,000	97,563
Halliburton Co.	2,530,000	76,128
Canadian Natural Resources, Ltd.	1,020,000	74,061
Diamond Offshore Drilling, Inc.	600,000	59,052
Eni SpA2	2,250,000	57,241
China National Offshore Oil Corp.2	35,000,000	54,496
BP PLC2	3,684,409	35,679
EOG Resources, Inc.	345,000	33,568
Exxon Mobil Corp.	250,000	17,047
Hess Corp.	165,000	9,982
Spectra Energy Corp	332,500	6,820
OAO Gazprom (ADR)2	142,100	3,542
		2,066,015

FINANCIALS — 7.63%
Bank of America Corp.	13,341,452	200,922
Capital One Financial Corp.	5,000,000	191,700
HSBC Holdings PLC (Hong Kong)2	8,105,309	92,284
HSBC Holdings PLC (ADR)	1,538,570	87,837
JPMorgan Chase & Co.	4,247,900	177,010
Citigroup Inc.	49,875,775	165,089
Moody’s Corp.	5,448,300	146,015
UBS AG1,2	7,534,450	115,615
State Street Corp.	2,480,700	108,010
Marsh & McLennan Companies, Inc.	4,455,000	98,366
Banco Santander, SA2	4,739,010	77,804
Credit Suisse Group AG2	1,570,000	77,238
First American Corp.	2,251,680	74,553
Arthur J. Gallagher & Co.	2,925,000	65,842
Bank of New York Mellon Corp.	2,263,405	63,308
Bank of China Ltd., Class H2	71,260,000	38,158
Chimera Investment Corp.	8,000,000	31,040
American International Group, Inc.1	693,335	20,786
Allstate Corp.	635,000	19,075
XL Capital Ltd, Class A	662,440	12,143
Genworth Financial, Inc., Class A1	634,200	7,198
Radian Group Inc.	660,000	4,825
Indiabulls Real Estate Ltd. (GDR)1,2	387,915	1,884
		1,876,702

CONSUMER STAPLES — 6.80%
Philip Morris International Inc.	6,819,500	328,632
PepsiCo, Inc.	5,318,419	323,360
Molson Coors Brewing Co., Class B	5,084,900	229,634
CVS/Caremark Corp.	5,000,000	161,050
Colgate-Palmolive Co.	1,767,323	145,186
Wal-Mart Stores, Inc.	2,000,000	106,900
Avon Products, Inc.	3,005,000	94,657
Sara Lee Corp.	7,000,000	85,260
Kraft Foods Inc., Class A	3,025,000	82,219
Walgreen Co.	1,000,000	36,720
Kellogg Co.	590,000	31,388
Altria Group, Inc.	1,475,000	28,954
Kimberly-Clark Corp.	280,000	17,839
		1,671,799

MATERIALS — 4.38%
Air Products and Chemicals, Inc.	2,807,909	227,609
Freeport-McMoRan Copper & Gold Inc.1	1,520,400	122,073
ArcelorMittal2	2,540,000	115,117
Monsanto Co.	1,151,900	94,168
Rio Tinto PLC2	1,720,375	92,842
Sealed Air Corp.	3,200,000	69,952
Ecolab Inc.	1,500,000	66,870
SSAB Svenskt Stål AB, Class A2	3,276,684	55,439
Barrick Gold Corp.	1,325,000	52,179
Salzgitter AG2	511,743	49,986
Praxair, Inc.	499,624	40,125
Celanese Corp., Series A	1,075,000	34,507
Syngenta AG2	83,000	23,232
Akzo Nobel NV2	247,000	16,269
MeadWestvaco Corp.	258,200	7,392
Potash Corp. of Saskatchewan Inc.	63,300	6,868
Weyerhaeuser Co.	34,600	1,493
		1,076,121

TELECOMMUNICATION SERVICES — 4.00%
AT&T Inc.	14,350,000	402,231
Verizon Communications Inc.	5,150,000	170,619
Telephone and Data Systems, Inc.	2,997,100	101,662
Telephone and Data Systems, Inc., special common shares	2,277,900	68,792
Qwest Communications International Inc.	26,710,200	112,450
CenturyTel, Inc.	2,048,775	74,186
América Móvil, SAB de CV, Series L (ADR)	775,000	36,409
Sprint Nextel Corp., Series 11	4,795,000	17,550
		983,899

UTILITIES — 2.12%
Exelon Corp.	3,035,000	148,320
Dominion Resources, Inc.	2,500,000	97,300
Scottish and Southern Energy PLC2	4,265,000	79,805
FirstEnergy Corp.	1,430,000	66,424
Public Service Enterprise Group Inc.	1,785,000	59,351
PPL Corp.	1,700,000	54,927
Duke Energy Corp.	665,000	11,445
American Electric Power Co., Inc.	67,900	2,362
		519,934

MISCELLANEOUS — 2.52%
Other common stocks in initial period of acquisition		619,271

Total common stocks (cost: $20,694,646,000)		22,509,141

Preferred stocks — 0.05%

FINANCIALS — 0.05%
Wells Fargo & Co. 7.98%3	9,530,000	9,602
Wachovia Capital Trust III 5.80%3	4,345,000	3,367

Total preferred stocks (cost: $9,983,000)		12,969

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2,4	1,600,000	—

Total rights & warrants (cost: $6,131,000)		—

	Shares or
Convertible securities — 0.57%	principal amount

FINANCIALS — 0.47%
Citigroup Inc. 7.50% convertible preferred 20121	526,000	54,883
Bank of America Corp., Series S, 10.00% convertible preferred1	2,500,000	37,300
SLM Corp., Series C, 7.25% convertible preferred 2010	33,900	20,570
American International Group, Inc. 8.50% convertible preferred 2011, units	152,950	1,733
		114,486

INDUSTRIALS — 0.06%
AMR Corp. 6.25% convertible notes 2014	$14,250,000	14,838

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		9,990

Total convertible securities (cost: $139,776,000)		139,314

	Principal amount	Value
Bonds, notes & other debt instruments — 0.01%	(000)	(000)

FINANCIALS — 0.01%
Bank of America Corp. 4.25% 2010	$310	$318
Bank of America Corp. 4.375% 2010	2,085	2,153

Total bonds, notes & other debt instruments (cost: $2,268,000)		2,471

Short-term securities — 7.84%

Freddie Mac 0.08%–0.43% due 1/4–9/15/2010	498,971	498,841
U.S. Treasury Bills 0.06%–0.287% due 2/4–8/26/2010	314,200	313,983
Fannie Mae 0.09%–0.55% due 1/5–8/5/2010	246,100	245,940
Bank of America Corp. 0.25% due 2/9/2010	54,300	54,286
Ranger Funding Co. LLC 0.23% due 1/20–2/5/20104	80,066	80,050
JPMorgan Chase Funding Inc. 0.18% due 1/19/20104	98,900	98,887
Park Avenue Receivables Co., LLC 0.19% due 1/7/20104	25,000	24,999
Federal Home Loan Bank 0.065%–0.16% due 1/8–5/18/2010	121,100	121,081
Private Export Funding Corp. 0.13%–0.16% due 2/24–3/10/20104	81,250	81,229
Straight-A Funding LLC 0.17%–0.18% due 2/3–3/2/20104	73,100	73,084
Coca-Cola Co. 0.10%–0.24% due 1/12–2/10/20104	65,600	65,588
General Electric Capital Services, Inc. 0.17% due 2/18/2010	30,000	29,991
General Electric Capital Corp. 0.20% due 1/22/2010	28,800	28,796
Paccar Financial Corp. 0.16%–0.20% due 1/26–3/1/2010	45,300	45,290
NetJets Inc. 0.13% due 1/15/20104	38,200	38,196
Variable Funding Capital Corp. 0.21% due 1/26/20104	37,759	37,749
Procter & Gamble International Funding S.C.A. 0.23% due 1/8/20104	36,400	36,399
Walt Disney Co. 0.11% due 1/25/20104	30,000	29,998
Medtronic Inc. 0.11% due 3/1/20104	21,500	21,493
Johnson & Johnson 0.08% due 1/11/20104	1,600	1,600

Total short-term securities (cost: $1,927,221,000)		1,927,480

Total investment securities (cost: $22,780,025,000)		24,591,375
Other assets less liabilities		(4,682)

Net assets		$24,586,693

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,835,244,000, which represented 7.46% of the net assets of the fund. This amount includes $1,833,361,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Coupon rate may change periodically.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $589,272,000, which represented 2.40% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Growth-Income Fund
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets
Microsoft	3.57%
Oracle	2.94
Hewlett-Packard	1.92
Google	1.67
Yahoo	1.66
AT&T	1.64
Merck	1.63
ConocoPhillips	1.45
Time Warner	1.35
Philip Morris International	1.34

			Percent
		Value	of net
Common stocks - 91.55%	Shares	(000)	assets

Information technology - 24.29%
Microsoft Corp.	28,810,100	$878,420	3.57%
Oracle Corp.	29,417,500	721,905	2.94
Hewlett-Packard Co.	9,185,000	473,119	1.92
Google Inc., Class A (1)	662,500	410,737	1.67
Yahoo! Inc. (1)	24,371,300	408,950	1.66
Intel Corp.	16,011,900	326,643	1.33
International Business Machines Corp.	2,306,200	301,882	1.23
Cisco Systems, Inc. (1)	12,000,000	287,280	1.17
Corning Inc.	12,000,000	231,720	.94
Accenture PLC, Class A	5,475,000	227,213	.92
Flextronics International Ltd. (1)	28,587,764	208,977	.85
Other securities		1,496,206	6.09
		5,973,052	24.29

Industrials - 12.15%
United Technologies Corp.	4,075,000	282,846	1.15
Union Pacific Corp.	4,008,200	256,124	1.04
CSX Corp.	4,503,023	218,351	.89
United Parcel Service, Inc., Class B	3,800,000	218,006	.89
Precision Castparts Corp.	1,865,000	205,803	.84
3M Co.	2,401,000	198,491	.81
Norfolk Southern Corp.	3,565,300	186,893	.76
General Dynamics Corp.	2,707,000	184,536	.75
Boeing Co.	3,200,000	173,216	.70
General Electric Co.	10,500,000	158,865	.65
Other securities		903,567	3.67
		2,986,698	12.15

Consumer discretionary - 10.34%
Time Warner Inc.	11,394,989	332,050	1.35
News Corp., Class A	14,500,200	198,508	.81
Lowe's Companies, Inc.	8,430,477	197,189	.80
Best Buy Co., Inc.	4,800,000	189,408	.77
Target Corp.	3,840,000	185,741	.76
Time Warner Cable Inc.	3,827,242	158,409	.64
Other securities		1,281,811	5.21
		2,543,116	10.34

Health care - 8.92%
Merck & Co., Inc.	10,990,361	401,588	1.63
Abbott Laboratories	5,380,000	290,466	1.18
Medtronic, Inc.	5,115,000	224,958	.92
Other securities		1,275,522	5.19
		2,192,534	8.92

Energy - 8.40%
ConocoPhillips	7,003,000	357,643	1.45
Schlumberger Ltd.	4,725,000	307,550	1.25
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	230,522
Royal Dutch Shell PLC, Class B (ADR)	1,190,391	69,197
Royal Dutch Shell PLC, Class B (2)	139,816	4,080	1.24
Baker Hughes Inc.	5,844,700	236,594	.96
Chevron Corp.	2,738,200	210,814	.86
Other securities		649,615	2.64
		2,066,015	8.40

Financials - 7.63%
Bank of America Corp.	13,341,452	200,922	.82
Capital One Financial Corp.	5,000,000	191,700	.78
HSBC Holdings PLC (Hong Kong) (2)	8,105,309	92,284
HSBC Holdings PLC (ADR)	1,538,570	87,837	.73
JPMorgan Chase & Co.	4,247,900	177,010	.72
Citigroup Inc.	49,875,775	165,089	.67
Other securities		961,860	3.91
		1,876,702	7.63

Consumer staples - 6.80%
Philip Morris International Inc.	6,819,500	328,632	1.34
PepsiCo, Inc.	5,318,419	323,360	1.32
Molson Coors Brewing Co., Class B	5,084,900	229,634	.93
CVS/Caremark Corp.	5,000,000	161,050	.65
Other securities		629,123	2.56
		1,671,799	6.80

Materials - 4.38%
Air Products and Chemicals, Inc.	2,807,909	227,609	.93
Other securities		848,512	3.45
		1,076,121	4.38

Telecommunication services - 4.00%
AT&T Inc.	14,350,000	402,231	1.64
Verizon Communications Inc.	5,150,000	170,619	.69
Other securities		411,049	1.67
		983,899	4.00

Utilities - 2.12%
Other securities		519,934	2.12

Miscellaneous - 2.52%
Other common stocks in initial period of acquisition		619,271	2.52

Total common stocks (cost: $20,694,646,000)		22,509,141	91.55

Preferred stocks - 0.05%

Financials - 0.05%
Other securities		12,969	.05

Total preferred stocks (cost: $9,983,000)		12,969	.05

Rights & warrants - 0.00%

Financials - 0.00%
Other securities		-	.00

Total rights & warrants (cost: $6,131,000)		-	.00

Convertible securities - 0.57%

Financials - 0.47%
Bank of America Corp., Series S, 10.00% convertible preferred (1)	2,500,000	37,300	.15
Other securities		77,186	.32
		114,486	.47

Industrials- 0.06%
Other securities		14,838	.06

Miscellaneous - 0.04%
Other convertible securities in initial period of acquisition		9,990	.04

Total convertible securities (cost: $139,776,000)		139,314	.57

	Principal
	amount
Bonds, notes & other debt instruments - 0.01%	(000)

Financials - 0.01%
Bank of America Corp. 4.25%-4.375% 2010	$2,395	2,471	.01

Total bonds, notes & other debt instruments (cost: $2,268,000)		2,471	.01

Short-term securities - 7.84%

Freddie Mac 0.08%-0.43% due 1/4-9/15/2010	498,971	498,841	2.03
U.S. Treasury Bills 0.06%-0.287% due 2/4-8/26/2010	314,200	313,983	1.28
Fannie Mae 0.09%-0.55% due 1/5-8/5/2010	246,100	245,940	1.00
Bank of America Corp. 0.25% due 2/9/2010	54,300	54,286
Ranger Funding Co. LLC 0.23% due 1/20-2/5/2010 (3)	80,066	80,050	.55
JPMorgan Chase Funding Inc. 0.18% due 1/19/2010 (3)	98,900	98,887
Park Avenue Receivables Co., LLC 0.19% due 1/7/2010 (3)	25,000	24,999	.50
Medtronic Inc. 0.11% due 3/1/2010 (3)	21,500	21,493	.09
Other securities		589,001	2.39

Total short-term securities (cost: $1,927,221,000)		1,927,480	7.84

Total investment securities (cost: $22,780,025,000)		24,591,375	100.02
Other assets less liabilities		(4,682)	(.02)

Net assets		$24,586,693	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees.  The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,835,244,000, which represented 7.46% of the net assets of the fund. This amount includes $1,833,361,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $589,272,000, which represented 2.40% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

International Growth and Income Fund
Investment portfolio

December 31, 2009

Common stocks — 89.72%	Shares	Value (000)

FINANCIALS — 23.04%
Société Générale1	46,123	$3,189
Aviva PLC1	399,000	2,530
Barclays PLC1	490,000	2,162
Prudential PLC1	203,251	2,073
China Construction Bank Corp., Class H1	2,269,000	1,932
Banco Santander, SA1	90,700	1,489
Sumitomo Mitsui Financial Group, Inc.1	49,500	1,412
AXA SA1	54,898	1,297
HSBC Holdings PLC (Hong Kong)1	107,600	1,225
Raiffeisen International Bank-Holding AG1	17,000	961
Erste Bank der oesterreichischen Sparkassen AG1	24,629	912
CapitaMall Trust, units1	650,000	824
Bank of Cyprus PCL1	118,000	822
UBS AG1,2	50,489	775
Itaú Unibanco Holding SA, preferred nominative	30,250	672
BNP Paribas SA1	8,402	663
Bank of China Ltd., Class H1	1,200,000	643
Deutsche Bank AG1	9,000	634
UniCredit SpA1,2	169,200	562
Bangkok Bank PCL, nonvoting depository receipt1	148,400	517
Bangkok Bank PCL1	2,600	9
Japan Real Estate Investment Corp.1	61	448
CIMB Group Holdings Bhd.1	119,000	446
Industrial and Commercial Bank of China Ltd., Class H1	453,000	372
Australia and New Zealand Banking Group Ltd.1	18,000	366
Hang Seng Bank Ltd.1	22,000	324
PT Bank Rakyat Indonesia (Persero) Tbk1	350,000	282
Admiral Group PLC1	14,607	279
QBE Insurance Group Ltd.1	11,700	267
CapitaMalls Asia Ltd.1,2	147,000	266
Banco Bradesco SA, preferred nominative (ADR)	11,500	251
Kasikornbank PCL, nonvoting depository receipt1	95,900	244
Credit Suisse Group AG1	2,800	138
Unibail-Rodamco SE, non-registered shares1	600	132
Sberbank (Savings Bank of the Russian Federation) (GDR)1	300	84
		29,202

INFORMATION TECHNOLOGY — 10.02%
Quanta Computer Inc.1	1,088,340	2,361
MediaTek Inc.1	125,000	2,173
Acer Inc.1	717,120	2,145
Nintendo Co., Ltd.1	8,600	2,040
NetEase.com, Inc. (ADR)2	28,500	1,072
Redecard SA, ordinary nominative	60,160	1,001
Wistron Corp.1	323,216	625
Taiwan Semiconductor Manufacturing Co. Ltd.1	204,014	410
HTC Corp.1	25,200	287
Cielo SA, ordinary nominative	32,500	286
Konica Minolta Holdings, Inc.1	17,000	174
Delta Electronics, Inc.1	38,760	121
		12,695

MATERIALS — 9.13%
ArcelorMittal1	98,400	4,460
Rio Tinto PLC1	20,904	1,128
Linde AG1	8,580	1,032
Syngenta AG1	3,330	932
Akzo Nobel NV1	11,800	777
Koninklijke DSM NV1	15,500	759
CRH PLC1	28,018	758
Impala Platinum Holdings Ltd.1	21,300	579
Israel Chemicals Ltd.1	40,200	525
Givaudan SA1	397	316
BASF SE1	5,000	310
		11,576

TELECOMMUNICATION SERVICES — 8.74%
América Móvil, SAB de CV, Series L (ADR)	45,100	2,119
Telefónica, SA1	61,525	1,714
Telekom Austria AG, non-registered shares1	101,927	1,454
BCE Inc.	36,660	1,016
Philippine Long Distance Telephone Co.1	13,870	782
Türk Telekomünikasyon AS, Class D1	252,400	768
Telekomunikacja Polska SA1	122,500	676
Advanced Info Service PCL1	230,000	596
Taiwan Mobile Co., Ltd.1	266,000	517
Millicom International Cellular SA	6,000	443
Maxis Bhd.1	241,200	378
Chunghwa Telecom Co., Ltd.1	176,000	327
Telecom Italia SpA, nonvoting1	255,000	281
		11,071

HEALTH CARE — 8.38%
Bayer AG1	62,030	4,954
Novartis AG1	61,225	3,332
Sonic Healthcare Ltd.1	54,175	746
Cochlear Ltd.1	10,190	629
Teva Pharmaceutical Industries Ltd. (ADR)	10,900	613
Orion Oyj, Class B1	16,230	349
		10,623

CONSUMER STAPLES — 8.28%
Philip Morris International Inc.	66,770	3,218
Wilmar International Ltd.1	410,000	1,860
Anheuser-Busch InBev NV1	35,120	1,813
British American Tobacco PLC1	40,000	1,299
Nestlé SA1	21,800	1,058
Pernod Ricard SA1	8,195	703
Wesfarmers Ltd.1	13,000	362
Danone SA1	2,964	180
		10,493

CONSUMER DISCRETIONARY — 7.43%
Daimler AG1	45,260	2,416
Yue Yuen Industrial (Holdings) Ltd.1	497,000	1,436
Fiat SpA1,2	66,700	970
Peugeot SA1,2	18,250	611
Esprit Holdings Ltd.1	84,537	556
Accor SA1	9,400	510
Industria de Diseño Textil, SA1	7,150	443
adidas AG1	8,000	432
TUI Travel PLC1	103,000	424
Toyota Motor Corp.1	8,100	341
Honda Motor Co., Ltd.1	8,000	271
Marks and Spencer Group PLC1	37,400	243
OPAP SA1	9,513	208
Li & Fung Ltd.1	50,000	206
Swatch Group Ltd, non-registered shares1	740	186
H & M Hennes & Mauritz AB, Class B1	3,000	166
		9,419

INDUSTRIALS — 6.81%
BAE Systems PLC1	751,350	4,336
AB Volvo, Class B1	140,000	1,194
Qantas Airways Ltd.1	323,000	858
Alstom SA1	12,130	842
Sandvik AB1	35,522	426
Schneider Electric SA1	3,520	407
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative	72,000	393
Geberit AG1	1,000	177
		8,633

UTILITIES — 5.42%
Scottish and Southern Energy PLC1	223,700	4,186
GDF Suez1	27,250	1,181
Hongkong Electric Holdings Ltd.1	95,500	519
CEZ, a s1	10,545	495
RWE AG1	5,020	487
		6,868

ENERGY — 2.21%
OAO Gazprom (ADR)1	45,900	1,144
Eni SpA1	21,650	551
China National Offshore Oil Corp.1	340,000	529
Woodside Petroleum Ltd.1	8,179	344
BP PLC1	23,600	229
		2,797

MISCELLANEOUS — 0.26%
Other common stocks in initial period of acquisition		323

Total common stocks (cost: $96,028,000)		113,700

Preferred stocks — 0.35%

FINANCIALS — 0.35%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%3,4	200,000	244
Barclays Bank PLC 14.00%4	100,000	208

Total preferred stocks (cost: $370,000)		452

		Value
Convertible securities — 0.13%	Shares	(000)

MATERIALS — 0.13%
Vale SA 6.75% convertible preferred 2012	2,000	$166

Total convertible securities (cost: $100,000)		166

	Principal amount
Bonds, notes & other debt instruments — 1.64%	(000)

TELECOMMUNICATION SERVICES — 0.81%
Telecom Italia Capital SA, Series B, 5.25% 2013	$645	679
Telecom Italia Capital SA 4.95% 2014	330	342
		1,021

FINANCIALS — 0.80%
Westfield Group 5.40% 20123	295	313
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	40	42
Westfield Group 5.70% 20163	10	10
Westfield Group 7.125% 20183	335	367
Royal Bank of Scotland Group PLC 5.00% 2014	322	285
		1,017

ENERGY — 0.03%
Husky Energy Inc. 5.90% 2014	20	22
Husky Energy Inc. 7.25% 2019	15	17
		39

Total bonds, notes & other debt instruments (cost: $1,721,000)		2,077

Short-term securities — 7.26%

Freddie Mac 0.07%–0.14% due 3/24–4/19/2010	2,899	2,899
Bank of Nova Scotia 0.15% due 1/19/2010	1,900	1,900
Abbott Laboratories 0.08% due 1/8/20103	1,800	1,800
NetJets Inc. 0.11% due 1/29/20103	1,400	1,400
GDF SUEZ 0.19% due 1/7/20103	1,200	1,200

Total short-term securities (cost: $9,199,000)		9,199

Total investment securities (cost: $107,418,000)		125,594
Other assets less liabilities		1,138

Net assets		$126,732

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $102,616,000, which represented 80.97% of the net assets of the fund. This amount includes $102,532,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,376,000, which represented 4.24% of the net assets of the fund.

4Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts

International Growth and Income
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets

Bayer	3.91%
ArcelorMittal	3.52
BAE Systems	3.42
Scottish and Southern Energy	3.30
Novartis	2.63
Philip Morris International	2.54
Société Générale	2.52
Aviva	2.00
Daimler	1.91
Barclays	1.87

			Percent
		Value	of net
Common stocks - 89.72%	Shares	(000)	assets

Financials - 23.04%
Société Générale (1)	46,123	$3,189	2.52%
Aviva PLC (1)	399,000	2,530	2.00
Barclays PLC (1)	490,000	2,162	1.71
Prudential PLC (1)	203,251	2,073	1.64
China Construction Bank Corp., Class H (1)	2,269,000	1,932	1.52
Banco Santander, SA (1)	90,700	1,489	1.17
Sumitomo Mitsui Financial Group, Inc. (1)	49,500	1,412	1.11
AXA SA (1)	54,898	1,297	1.02
HSBC Holdings PLC (Hong Kong) (1)	107,600	1,225	.97
Raiffeisen International Bank-Holding AG (1)	17,000	961	.76
Erste Bank der oesterreichischen Sparkassen AG (1)	24,629	912	.72
CapitaMall Trust, units (1)	650,000	824	.65
Bank of Cyprus PCL (1)	118,000	822	.65
Other securities		8,374	6.60
		29,202	23.04

Information technology - 10.02%
Quanta Computer Inc. (1)	1,088,340	2,361	1.86
MediaTek Inc. (1)	125,000	2,173	1.71
Acer Inc. (1)	717,120	2,145	1.69
Nintendo Co., Ltd. (1)	8,600	2,040	1.61
NetEase.com, Inc. (ADR) (2)	28,500	1,072	.85
Redecard SA, ordinary nominative	60,160	1,001	.79
Other securities		1,903	1.51
		12,695	10.02

Materials - 9.13%
ArcelorMittal (1)	98,400	4,460	3.52
Rio Tinto PLC (1)	20,904	1,128	.89
Linde AG (1)	8,580	1,032	.81
Syngenta AG (1)	3,330	932	.74
Other securities		4,024	3.17
		11,576	9.13

Telecommunication services - 8.74%
América Móvil, SAB de CV, Series L (ADR)	45,100	2,119	1.67
Telefónica, SA (1)	61,525	1,714	1.35
Telekom Austria AG, non-registered shares (1)	101,927	1,454	1.15
BCE Inc.	36,660	1,016	.80
Philippine Long Distance Telephone Co. (1)	13,870	782	.62
Telecom Italia SpA, nonvoting (1)	255,000	281	.22
Other securities		3,705	2.93
		11,071	8.74

Health care - 8.38%
Bayer AG (1)	62,030	4,954	3.91
Novartis AG (1)	61,225	3,332	2.63
Other securities		2,337	1.84
		10,623	8.38

Consumer staples - 8.28%
Philip Morris International Inc.	66,770	3,218	2.54
Wilmar International Ltd. (1)	410,000	1,860	1.47
Anheuser-Busch InBev NV (1)	35,120	1,813	1.43
British American Tobacco PLC (1)	40,000	1,299	1.02
Nestlé SA (1)	21,800	1,058	.84
Other securities		1,245	.98
		10,493	8.28

Consumer discretionary - 7.43%
Daimler AG (1)	45,260	2,416	1.91
Yue Yuen Industrial (Holdings) Ltd. (1)	497,000	1,436	1.13
Fiat SpA (1) (2)	66,700	970	.77
Other securities		4,597	3.62
		9,419	7.43

Industrials - 6.81%
BAE Systems PLC (1)	751,350	4,336	3.42
AB Volvo, Class B (1)	140,000	1,194	.94
Qantas Airways Ltd. (1)	323,000	858	.68
Alstom SA (1)	12,130	842	.66
Other securities		1,403	1.11
		8,633	6.81

Utilities - 5.42%
Scottish and Southern Energy PLC (1)	223,700	4,186	3.30
GDF Suez (1)	27,250	1,181	.93
Other securities		1,501	1.19
		6,868	5.42

Energy - 2.21%
OAO Gazprom (ADR) (1)	45,900	1,144	.90
Other securities		1,653	1.31
		2,797	2.21

Miscellaneous - 0.26%
Other common stocks in initial period of acquisition		323	.26

Total common stocks (cost: $96,028,000)		113,700	89.72

Preferred stocks - 0.35%

Financials - 0.35%
Barclays Bank PLC 14.00% (3)	100,000	208	.16
Other securities		244	.19
		452	.35

Total preferred stocks (cost: $370,000)		452	.35

Convertible securities - 0.13%

Materials - 0.13%
Other securities		166	.13

Total convertible securities (cost: $100,000)		166	.13

	Principal
Bonds, notes & other debt instruments - 1.64%	amount (000)

Other - 1.64%
Telecom Italia Capital SA 4.95%-5.25% 2013-2014	$975	1,021	.81
Other securities		1,056	.83
		2,077	1.64

Total bonds, notes & other debt instruments (cost: $1,721,000)		2,077	1.64

Short-term securities - 7.26%

Freddie Mac 0.07%-0.14% due 3/24-4/19/2010	2,899	2,899	2.29
Bank of Nova Scotia 0.15% due 1/19/2010	1,900	1,900	1.50
Abbott Laboratories 0.08% due 1/8/2010 (4)	1,800	1,800	1.42
NetJets Inc. 0.11% due 1/29/2010 (4)	1,400	1,400	1.10
GDF SUEZ 0.19% due 1/7/2010 (4)	1,200	1,200	.95

Total short-term securities (cost: $9,199,000)		9,199	7.26

Total investment securities (cost: $107,418,000)		125,594	99.10
Other assets less liabilities		1,138	.90

Net assets		$126,732	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $102,616,000, which represented 80.97% of the net assets of the fund. This amount includes $102,532,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Coupon rate may change periodically.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,376,000, which represented 4.24% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Asset Allocation Fund
Investment portfolio

December 31, 2009

Common stocks — 70.24%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.19%
Cisco Systems, Inc.1	7,310,000	$175,001
Hewlett-Packard Co.	3,230,000	166,377
International Business Machines Corp.	1,180,000	154,462
Oracle Corp.	5,722,500	140,430
Microsoft Corp.	4,500,000	137,205
Google Inc., Class A1	170,000	105,397
Apple Inc.1	380,000	80,127
Corning Inc.	4,100,000	79,171
Paychex, Inc.	2,420,000	74,149
KLA-Tencor Corp.	1,750,000	63,280
Avnet, Inc.1	2,000,000	60,320
Texas Instruments Inc.	2,000,000	52,120
Xilinx, Inc.	2,000,000	50,120
SAP AG (ADR)	1,000,000	46,810
Yahoo! Inc.1	2,500,000	41,950
Lexmark International, Inc., Class A1	1,100,000	28,578
EMC Corp.1	1,300,000	22,711
		1,478,208

HEALTH CARE — 10.51%
Johnson & Johnson	2,540,000	163,601
Amgen Inc.1	2,050,000	115,969
Abbott Laboratories	2,090,000	112,839
Cardinal Health, Inc.	2,800,000	90,272
Zimmer Holdings, Inc.1	1,250,000	73,888
Eli Lilly and Co.	2,000,000	71,420
Gilead Sciences, Inc.1	1,500,000	64,920
UnitedHealth Group Inc.	2,000,000	60,960
Medtronic, Inc.	1,250,000	54,975
Bristol-Myers Squibb Co.	2,000,000	50,500
Boston Scientific Corp.1	5,500,000	49,500
Aetna Inc.	1,394,000	44,190
Pfizer Inc	1,970,000	35,834
Roche Holding AG2	200,000	33,985
		1,022,853

MATERIALS — 7.87%
BHP Billiton Ltd.2	4,340,000	166,186
Monsanto Co.	1,940,000	158,595
Dow Chemical Co.	4,000,000	110,520
Rio Tinto PLC2	1,681,753	90,758
Newmont Mining Corp.	1,500,000	70,965
Praxair, Inc.	700,000	56,217
Sigma-Aldrich Corp.	920,000	46,487
Alcoa Inc.	2,500,000	40,300
Barrick Gold Corp.	660,000	25,991
		766,019

FINANCIALS — 7.59%
ACE Ltd.	2,320,000	116,928
T. Rowe Price Group, Inc.	1,700,000	90,525
Wells Fargo & Co.	3,200,000	86,368
Moody’s Corp.	3,135,000	84,018
JPMorgan Chase & Co.	2,000,000	83,340
Marsh & McLennan Companies, Inc.	2,940,000	64,915
Progressive Corp.1	2,950,000	53,070
Aon Corp.	1,270,000	48,692
Allstate Corp.	1,500,000	45,060
People’s United Financial, Inc.	2,000,000	33,400
Berkshire Hathaway Inc., Class A1	300	29,760
Citigroup Inc.	767,307	2,540
		738,616

INDUSTRIALS — 6.94%
Boeing Co.	2,250,000	121,792
IDEX Corp.	1,950,000	60,742
Deere & Co.	1,100,000	59,499
Robert Half International Inc.	2,150,000	57,470
Tyco International Ltd.	1,600,000	57,088
Roper Industries, Inc.	935,000	48,966
United Parcel Service, Inc., Class B	820,000	47,043
Danaher Corp.	610,000	45,872
Expeditors International of Washington, Inc.	1,266,245	43,977
URS Corp.1	900,000	40,068
ITT Corp.	700,000	34,818
Waste Management, Inc.	1,000,000	33,810
De La Rue PLC2	1,500,000	23,846
UAL Corp.1	910	12
		675,003

ENERGY — 6.78%
Chevron Corp.	1,700,000	130,883
Smith International, Inc.	4,045,000	109,903
Schlumberger Ltd.	1,350,000	87,871
Suncor Energy Inc.	2,150,000	76,432
Apache Corp.	640,000	66,029
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,000,000	47,680
Tenaris SA (ADR)	800,000	34,120
Occidental Petroleum Corp.	400,000	32,540
Petrohawk Energy Corp.1	1,200,000	28,788
Transocean Ltd.1	300,000	24,840
Uranium One Inc.1	5,300,000	15,292
Baker Hughes Inc.	131,377	5,318
		659,696

CONSUMER DISCRETIONARY — 6.29%
Comcast Corp., Class A	5,500,000	92,730
McDonald’s Corp.	1,330,000	83,045
Home Depot, Inc.	2,500,000	72,325
Johnson Controls, Inc.	2,650,000	72,186
Best Buy Co., Inc.	1,705,350	67,293
Carnival Corp., units1	1,560,000	49,436
Lowe’s Companies, Inc.	1,810,000	42,336
Amazon.com, Inc.1	300,000	40,356
Target Corp.	750,000	36,278
Magna International Inc., Class A	600,000	30,348
Toyota Motor Corp.2	600,000	25,225
American Media Operations, Inc.1,2,3	85,421	1
		611,559

CONSUMER STAPLES — 3.34%
Coca-Cola Co.	2,000,000	114,000
Unilever NV (New York registered)	1,980,000	64,014
PepsiCo, Inc.	1,000,000	60,800
Philip Morris International Inc.	1,000,000	48,190
Colgate-Palmolive Co.	400,000	32,860
Origin Enterprises PLC1,2	1,773,300	5,422
		325,286

UTILITIES — 1.96%
Exelon Corp.	1,850,000	90,410
Entergy Corp.	450,000	36,828
FirstEnergy Corp.	750,000	34,837
RRI Energy, Inc.1	5,000,000	28,600
		190,675

TELECOMMUNICATION SERVICES — 1.37%
AT&T Inc.	3,100,000	86,893
Vodafone Group PLC2	20,000,000	46,374
American Tower Corp., Class A1	7,045	304
COLT Telecom Group SA1,2	51,200	109
		133,680

MISCELLANEOUS — 2.40%
Other common stocks in initial period of acquisition		233,658

Total common stocks (cost: $6,017,544,000)		6,835,253

Preferred stocks — 0.08%

FINANCIALS — 0.08%
BNP Paribas 7.195%3,4	4,000,000	3,720
QBE Capital Funding II LP 6.797%3,4	3,250,000	2,783
AXA SA, Series B, 6.379%3,4	1,315,000	1,065

Total preferred stocks (cost: $8,261,000)		7,568

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 20101,2,3	2,250	—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20181,2,3	1,024	—

Total rights & warrants (cost: $117,000)		—

	Principal amount	Value
Bonds, notes & other debt instruments — 23.14%	(000)	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 8.88%
U.S. Treasury 1.50% 2010	$31,375	$31,654
U.S. Treasury 3.875% 2010	164,000	167,992
U.S. Treasury 4.625% 2011	149,000	159,220
U.S. Treasury 3.00% 20122,5	28,103	30,285
U.S. Treasury 4.875% 2012	40,000	43,047
U.S. Treasury 1.875% 20132,5	753	795
U.S. Treasury 2.75% 2013	3,190	3,268
U.S. Treasury 3.50% 2013	23,000	24,242
U.S. Treasury 3.625% 2013	17,125	18,136
U.S. Treasury 1.875% 2014	92,000	90,124
U.S. Treasury 1.875% 20152,5	22,644	23,900
U.S. Treasury 7.25% 2016	2,000	2,477
U.S. Treasury 4.75% 2017	6,500	7,055
U.S. Treasury 8.875% 2017	7,000	9,546
U.S. Treasury 1.625% 20182,5	28,103	24,336
U.S. Treasury 3.50% 2018	1,630	1,617
U.S. Treasury 7.875% 2021	12,000	16,136
U.S. Treasury 6.25% 2023	8,235	9,841
U.S. Treasury 6.625% 2027	35,000	43,736
U.S. Treasury 4.50% 2036	35,000	34,497
U.S. Treasury 4.375% 2038	6,100	5,860
U.S. Treasury 3.50% 2039	62,500	51,231
Fannie Mae 6.25% 2029	15,575	17,855
Federal Home Loan Bank 5.25% 2014	10,875	12,034
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	6,000	6,210
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,209
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	6,000	6,171
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,825
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,359
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,920
CoBank ACB 0.854% 20223,4	3,805	2,834
Federal Agricultural Mortgage Corp. 5.125% 2011	605	639
		864,051

MORTGAGE-BACKED OBLIGATIONS6 — 5.12%
Fannie Mae 4.89% 2012	10,000	10,505
Fannie Mae 4.00% 2015	3,210	3,307
Fannie Mae 5.50% 2017	1,465	1,559
Fannie Mae 5.00% 2018	3,972	4,190
Fannie Mae 5.50% 2020	7,877	8,407
Fannie Mae 6.00% 2021	353	380
Fannie Mae 6.00% 2021	315	338
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	2,570	2,662
Fannie Mae 4.00% 2024	19,102	19,248
Fannie Mae 4.00% 2024	13,595	13,699
Fannie Mae 4.00% 2024	6,924	6,976
Fannie Mae 4.00% 2024	4,910	4,947
Fannie Mae 4.50% 2024	36,467	37,565
Fannie Mae 4.50% 2025	15,000	15,431
Fannie Mae 6.00% 2026	2,707	2,886
Fannie Mae 5.50% 2033	6,372	6,700
Fannie Mae 5.50% 2033	3,921	4,123
Fannie Mae 4.50% 2035	14,894	14,945
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	706	561
Fannie Mae 6.00% 2036	13,441	14,309
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,438	2,612
Fannie Mae 5.00% 2037	2,714	2,789
Fannie Mae 5.50% 2037	11,228	11,809
Fannie Mae 5.50% 2037	593	624
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	553	585
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	267	282
Fannie Mae 5.50% 2037	78	82
Fannie Mae 6.00% 2037	26,883	28,686
Fannie Mae 6.00% 2037	2,865	3,041
Fannie Mae 6.00% 2037	702	745
Fannie Mae 4.50% 2038	2,674	2,673
Fannie Mae 4.50% 2039	2,459	2,458
Fannie Mae 5.00% 2040	3,892	3,994
Fannie Mae 6.00% 2040	1,275	1,351
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	605	673
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	155	175
Fannie Mae 7.00% 2047	3,537	3,855
Fannie Mae 7.00% 2047	985	1,074
Fannie Mae 7.00% 2047	98	107
Freddie Mac 5.00% 2018	1,361	1,436
Freddie Mac 5.00% 2023	3,147	3,302
Freddie Mac 5.00% 2023	700	734
Freddie Mac 6.00% 2026	11,443	12,214
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	713	800
Freddie Mac, Series 3233, Class PA, 6.00% 2036	4,924	5,280
Freddie Mac, Series 3312, Class PA, 5.50% 2037	4,931	5,196
Freddie Mac 5.00% 2038	20,066	20,603
Freddie Mac 5.00% 2038	2,225	2,285
Freddie Mac 5.474% 20384	396	415
Freddie Mac 5.50% 2038	908	952
Freddie Mac 6.50% 2038	4,575	4,902
Freddie Mac 5.00% 2040	43,450	44,557
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	4,486	4,597
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,259	1,147
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	2,949	3,065
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,842	5,044
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	500	526
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.316% 20374	12,000	12,084
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	1,165	1,202
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 20444	10,000	9,779
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.852% 20364	10,952	8,051
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.905% 20364	1,702	1,210
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	987
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	4,921	5,085
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,796	2,909
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	8,570	6,279
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,245	2,085
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	1,322	1,330
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,750	6,621
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	2,405	2,372
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	70	65
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,635	4,846
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	4,014	3,797
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.646% 20364	4,348	3,482
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	3,125	3,157
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	2,125	2,185
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	1,875	1,928
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	6,131	5,576
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	3,822	3,310
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.581% 20374	3,990	1,804
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 20454	5,000	5,096
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	5,500	4,462
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,519
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	360	367
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	500	524
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	4,340	4,364
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20183	4,000	4,263
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.492% 20354	5,563	4,221
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 20353	3,800	3,913
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	2,130	2,178
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20444	1,581	1,611
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,240	2,854
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 20153	2,500	2,550
Bank of America 5.50% 20123	2,240	2,391
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	2,642	1,731
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.401% 20374	3,278	1,566
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263	1,587	1,507
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,441	1,434
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.762% 20374	1,550	1,017
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20332	632	635
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.245% 20273,4	345	311
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	200	200
		498,266

FINANCIALS — 1.87%
CIT Group Inc., Series A, 7.00% 2013	7,100	6,674
CIT Group Inc., Series A, 7.00% 2014	6,950	6,472
CIT Group Inc., Series A, 7.00% 2015	6,665	5,999
CIT Group Inc., Series A, 7.00% 2016	2,175	1,925
Realogy Corp., Letter of Credit, 3.271% 20134,6,8	2,346	2,092
Realogy Corp., Term Loan B, 3.287% 20134,6,8	8,713	7,771
Realogy Corp., Term Loan DD, 3.287% 20134,6,8	2,864	2,554
Realogy Corp., Second Lien Term Loan A, 13.50% 20176,8	5,700	6,056
Ford Motor Credit Co. 7.375% 2011	1,625	1,659
Ford Motor Credit Co. 3.034% 20124	16,400	15,273
Hospitality Properties Trust 7.875% 2014	6,435	6,650
Hospitality Properties Trust 6.30% 2016	545	505
Hospitality Properties Trust 5.625% 2017	1,195	1,036
Hospitality Properties Trust 6.70% 2018	5,015	4,596
Developers Diversified Realty Corp. 4.625% 2010	2,130	2,117
Developers Diversified Realty Corp. 5.50% 2015	180	159
Developers Diversified Realty Corp. 9.625% 2016	8,500	8,884
International Lease Finance Corp., Series Q, 5.75% 2011	2,000	1,838
International Lease Finance Corp. 4.75% 2012	6,500	5,490
International Lease Finance Corp., Series R, 5.30% 2012	4,050	3,442
Simon Property Group, LP 5.875% 2017	1,500	1,504
Simon Property Group, LP 6.125% 2018	2,170	2,208
Simon Property Group, LP 10.35% 2019	2,000	2,516
Bank of America Corp. 5.75% 2017	5,600	5,744
Citigroup Inc. 6.125% 2017	3,105	3,135
Citigroup Inc. 6.125% 2018	2,555	2,573
Liberty Mutual Group Inc. 6.50% 20353	1,485	1,196
Liberty Mutual Group Inc. 7.50% 20363	4,855	4,457
Goldman Sachs Group, Inc. 6.15% 2018	5,265	5,645
Kimco Realty Corp. 6.875% 2019	5,375	5,475
Lazard Group LLC 7.125% 2015	4,000	4,157
Lazard Group LLC 6.85% 2017	395	398
Barclays Bank PLC 2.50% 2013	1,875	1,874
Barclays Bank PLC 5.20% 2014	2,500	2,653
JPMorgan Chase & Co. 6.30% 2019	4,070	4,485
SLM Corp., Series A, 5.00% 2015	5,000	4,361
Morgan Stanley 6.00% 2014	4,000	4,305
Wells Fargo & Co. 4.375% 2013	3,615	3,758
Wells Fargo & Co. 5.625% 2017	190	198
ProLogis 7.375% 2019	4,000	3,952
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20103	3,500	3,597
Westfield Group 5.40% 20123	295	313
HBOS PLC 6.75% 20183	4,200	3,903
Monumental Global Funding III 0.484% 20143,4	4,000	3,619
Rouse Co. 5.375% 20137	2,000	1,933
Rouse Co. 6.75% 20133,7	1,225	1,227
UniCredito Italiano SpA 5.584% 20173,4	3,200	3,050
Abbey National Treasury Services PLC 3.875% 20143	3,000	3,014
American Express Co. 8.15% 2038	2,075	2,604
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	2,005
Assurant, Inc. 5.625% 2014	1,150	1,180
Korea Development Bank 5.30% 2013	100	105
		182,336

HEALTH CARE — 1.35%
Tenet Healthcare Corp. 7.375% 2013	12,810	12,906
Tenet Healthcare Corp. 9.25% 2015	3,215	3,440
Tenet Healthcare Corp. 8.875% 20193	3,450	3,743
Boston Scientific Corp. 6.00% 2011	1,875	1,969
Boston Scientific Corp. 5.45% 2014	500	527
Boston Scientific Corp. 4.50% 2015	2,000	2,006
Boston Scientific Corp. 7.375% 2040	11,500	12,394
Elan Finance PLC and Elan Finance Corp. 4.273% 20114	2,100	1,985
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	1,645	1,645
Elan Finance PLC and Elan Finance Corp. 8.75% 20163	11,550	11,088
Bausch & Lomb Inc. 9.875% 2015	10,975	11,634
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	7,332
PTS Acquisition Corp. 10.25% 20154,9	3,637	3,301
PTS Acquisition Corp. 9.75% 2017	€3,525	3,762
HCA Inc. 9.125% 2014	$4,500	4,759
HCA Inc. 9.25% 2016	200	215
HCA Inc. 8.50% 20193	965	1,045
Roche Holdings Inc. 4.50% 20123	5,000	5,268
Pfizer Inc. 4.45% 2012	4,500	4,762
HealthSouth Corp. 10.75% 2016	4,350	4,752
Cardinal Health, Inc. 5.80% 2016	4,500	4,533
VWR Funding, Inc. 11.25% 20154,9	4,025	4,206
Symbion Inc. 11.75% 20154,9	4,723	3,589
Biogen Idec Inc. 6.00% 2013	2,560	2,721
Coventry Health Care, Inc. 5.875% 2012	2,629	2,668
Hospira, Inc. 5.55% 2012	2,470	2,634
Abbott Laboratories 5.125% 2019	2,400	2,515
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,415
Surgical Care Affiliates, Inc. 9.625% 20153,4,9	2,549	2,357
Valeant Pharmaceuticals 8.375% 20163	1,950	2,018
Merck & Co., Inc. 5.00% 2019	1,875	1,953
Viant Holdings Inc. 10.125% 20173	1,621	1,621
		131,763

INDUSTRIALS — 1.23%
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	8,950	9,375
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	425	480
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201610	10,550	9,680
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	3,690	4,142
Nortek, Inc. 11.00% 2013	16,523	17,349
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.231% 20144,6,8	15,534	11,742
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.231% 20144,6,8	922	697
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20144,6,8	2,993	2,862
US Investigations Services, Inc., Term Loan B, 3.253% 20154,6,8	735	661
US Investigations Services, Inc. 10.50% 20153	3,450	3,096
US Investigations Services, Inc. 11.75% 20163	1,735	1,503
TransDigm Inc. 7.75% 2014	5,125	5,215
Caterpillar Financial Services Corp., Series F, 4.85% 2012	3,790	4,078
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,000	1,115
Koninklijke Philips Electronics NV 5.75% 2018	4,800	5,116
General Electric Co. 5.25% 2017	4,500	4,606
Northwest Airlines, Inc., Term Loan B, 3.76% 20134,6,8	728	592
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	1,545	1,479
Northwest Airlines, Inc., Term Loan A, 2.01% 20184,6,8	2,009	1,587
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20246	774	688
Union Pacific Corp. 5.75% 2017	830	877
Union Pacific Corp. 5.70% 2018	3,205	3,363
Volvo Treasury AB 5.95% 20153	4,000	4,132
Ashtead Group PLC 8.625% 20153	1,800	1,818
Ashtead Capital, Inc. 9.00% 20163	2,150	2,163
Norfolk Southern Corp. 5.75% 2016	2,255	2,402
Norfolk Southern Corp. 5.75% 2018	1,075	1,139
Norfolk Southern Corp. 7.05% 2037	60	71
Burlington Northern Santa Fe Corp. 7.00% 2014	1,945	2,209
BNSF Funding Trust I 6.613% 20554	1,150	1,107
Kansas City Southern Railway Co. 13.00% 2013	2,475	2,883
Atlas Copco AB 5.60% 20173	2,750	2,777
DAE Aviation Holdings, Inc. 11.25% 20153	3,200	2,720
United Air Lines, Inc., Term Loan B, 2.313% 20144,6,8	2,160	1,711
United Air Lines, Inc., Series 1996-A2, 7.87% 20192,6,7	1,211	- 0
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	617	610
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20226	989	915
RailAmerica, Inc. 9.25% 2017	1,350	1,443
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,6	623	636
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20196	543	426
Raytheon Co. 6.40% 2018	120	137
Atrium Companies, Inc. 15.00% 20123,9	2,360	47
		119,649

CONSUMER DISCRETIONARY — 1.10%
Univision Communications, Inc., First Lien Term Loan B, 2.501% 20144,6,8	12,740	11,100
Univision Communications Inc. 12.00% 20143	1,500	1,659
Univision Communications Inc. 10.50% 20153,4,9	10,333	9,106
Allison Transmission Holdings, Inc. 11.00% 20153	750	791
Allison Transmission Holdings, Inc. 12.00% 20153,4,9	15,344	16,111
Comcast Corp. 6.45% 2037	1,750	1,810
Comcast Corp. 6.95% 2037	5,125	5,604
Time Warner Cable Inc. 6.75% 2018	3,345	3,681
Time Warner Cable Inc. 8.75% 2019	180	220
Time Warner Cable Inc. 5.00% 2020	3,000	2,915
Royal Caribbean Cruises Ltd. 6.875% 2013	1,500	1,481
Royal Caribbean Cruises Ltd. 11.875% 2015	4,425	5,139
Norwegian Cruise Lines 11.75% 20163	6,500	6,451
Mohegan Tribal Gaming Authority 8.00% 2012	3,700	3,168
Mohegan Tribal Gaming Authority 7.125% 2014	4,750	3,260
Toys “R” Us, Inc. 7.625% 2011	6,085	6,214
Michaels Stores, Inc. 10.00% 2014	4,850	5,044
News America Inc. 5.30% 2014	3,295	3,565
News America Inc. 6.90% 2019	500	564
Seneca Gaming Corp. 7.25% 2012	2,600	2,548
Seneca Gaming Corp., Series B, 7.25% 2012	1,125	1,102
Time Warner Inc. 5.875% 2016	2,760	2,984
AOL Time Warner Inc. 7.625% 2031	130	151
Staples, Inc. 9.75% 2014	2,500	3,049
Thomson Learning 10.50% 20153	2,150	2,067
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,043
Thomson Reuters Corp. 5.95% 2013	1,575	1,726
Thomson Reuters Corp. 6.50% 2018	140	158
Vitamin Shoppe Industries Inc. 7.773% 20124	1,524	1,535
Cooper-Standard Automotive Inc. 7.00% 20127	375	357
Cooper-Standard Automotive Inc. 8.375% 20147	1,875	488
Local T.V. Finance LLC 10.00% 20153,4,9	1,290	561
Cox Communications, Inc. 7.75% 2010	125	131
Young Broadcasting Inc. 10.00% 20117	3,367	12
		106,795

TELECOMMUNICATION SERVICES — 1.01%
Cricket Communications, Inc. 9.375% 2014	9,660	9,757
Cricket Communications, Inc. 10.00% 2015	1,500	1,528
Cricket Communications, Inc. 7.75% 2016	8,050	8,070
Sprint Capital Corp. 8.375% 2012	11,150	11,596
Nextel Communications, Inc., Series E, 6.875% 2013	580	566
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	5,144
MetroPCS Wireless, Inc. 9.25% 2014	8,850	9,005
MetroPCS Wireless, Inc. 9.25% 2014	4,400	4,477
Clearwire Communications LLC/Finance 12.00% 20153	5,000	5,100
Clearwire Communications LLC/Finance 12.00% 20153	3,750	3,825
Qwest Capital Funding, Inc. 7.90% 2010	700	718
Qwest Capital Funding, Inc. 7.25% 2011	6,175	6,299
Qwest Corp. 7.875% 2011	1,625	1,710
Centennial Communications Corp. 6.04% 20134	1,000	1,000
AT&T Inc. 6.70% 2013	4,340	4,901
SBC Communications Inc. 5.10% 2014	1,125	1,211
SBC Communications Inc. 5.625% 2016	125	134
Verizon Communications Inc. 5.25% 2013	50	54
Verizon Communications Inc. 5.50% 2017	4,125	4,359
Verizon Communications Inc. 6.35% 2019	2,340	2,586
American Tower Corp. 4.625% 20153	3,875	3,924
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,316
Telecom Italia Capital SA 5.25% 2015	920	963
Wind Acquisition SA 11.75% 20173	2,975	3,265
Deutsche Telekom International Finance BV 5.875% 2013	3,000	3,249
Millicom International Cellular SA 10.00% 2013	2,010	2,090
Hawaiian Telcom Communications, Inc. 8.765% 20134,7	175	4
Hawaiian Telcom Communications, Inc. 9.75% 20137	2,545	57
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20144,6,8,9	431	316
		98,224

UTILITIES — 0.65%
Intergen Power 9.00% 20173	12,725	13,329
Edison Mission Energy 7.50% 2013	4,020	3,799
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,176
Midwest Generation, LLC, Series B, 8.56% 20166	3,214	3,246
MidAmerican Energy Co. 5.95% 2017	1,375	1,481
MidAmerican Energy Holdings Co. 5.75% 2018	1,330	1,404
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,237
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.735% 20144,6,8	6,297	5,131
Electricité de France SA 6.50% 20193	170	191
Electricité de France SA 6.95% 20393	4,000	4,747
Alabama Power Co., Series 2008-B, 5.80% 2013	3,035	3,329
Alabama Power Co. 6.00% 2039	1,500	1,586
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,441
Veolia Environnement 5.25% 2013	3,775	3,996
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	150	155
PG&E Corp. 5.75% 2014	2,000	2,158
Pacific Gas and Electric Co. 8.25% 2018	210	257
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,954
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,540	1,619
Appalachian Power Co., Series M, 5.55% 2011	1,500	1,560
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,6	1,143	1,147
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	54
		62,997

INFORMATION TECHNOLOGY — 0.65%
NXP BV and NXP Funding LLC 3.034% 20134	3,000	2,501
NXP BV and NXP Funding LLC 7.875% 2014	13,625	12,433
NXP BV and NXP Funding LLC 8.625% 2015	€2,550	2,721
NXP BV and NXP Funding LLC 9.50% 2015	$5,665	4,858
Freescale Semiconductor, Inc. 4.129% 20144	2,725	2,211
Freescale Semiconductor, Inc. 8.875% 2014	7,725	7,126
Freescale Semiconductor, Inc. 9.875% 20144,9	4,250	3,777
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20146,8	2,376	2,450
Freescale Semiconductor, Inc. 10.125% 2016	800	648
First Data Corp., Term Loan B2, 2.999% 20144,6,8	6,856	6,110
First Data Corp. 9.875% 2015	2,125	1,992
First Data Corp. 9.875% 2015	1,050	984
Sanmina-SCI Corp. 6.75% 2013	4,425	4,386
Sanmina-SCI Corp. 8.125% 2016	1,925	1,930
SunGard Data Systems Inc. 9.125% 2013	5,330	5,490
Hewlett-Packard Co. 5.50% 2018	3,100	3,302
		62,919

CONSUMER STAPLES — 0.38%
Rite Aid Corp. 8.625% 2015	5,000	4,375
Rite Aid Corp., Term Loan T4, 9.50% 20154,6,8	1,500	1,556
Rite Aid Corp. 9.75% 2016	7,750	8,448
Rite Aid Corp. 10.25% 20193	1,500	1,590
Stater Bros. Holdings Inc. 8.125% 2012	4,225	4,288
Stater Bros. Holdings Inc. 7.75% 2015	2,475	2,524
Duane Reade Inc. 11.75% 2015	3,420	3,728
British American Tobacco International Finance PLC 9.50% 20183	2,470	3,142
CVS Caremark Corp. 6.943% 20306	2,402	2,421
Delhaize Group 6.50% 2017	1,800	1,958
Smithfield Foods, Inc. 10.00% 20143	1,500	1,635
Elizabeth Arden, Inc. 7.75% 2014	1,500	1,485
		37,150

ENERGY — 0.35%
Kinder Morgan Energy Partners LP 6.00% 2017	6,620	6,960
Petroplus Finance Ltd. 6.75% 20143	3,775	3,567
Petroplus Finance Ltd. 7.00% 20173	2,350	2,127
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,267
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,284
Williams Companies, Inc. 8.75% 2020	2,000	2,390
Williams Companies, Inc. 7.875% 2021	2,223	2,555
TransCanada PipeLines Ltd. 7.625% 2039	4,000	4,943
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,210
Husky Energy Inc. 6.80% 2037	2,800	2,976
		34,279

ASSET-BACKED OBLIGATIONS6 — 0.26%
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	2,575
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,875	2,953
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	3,054
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	2,758	2,843
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 0.981% 20344	3,821	2,470
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20143	2,245	2,300
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.533% 20193,4	2,167	1,792
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,714
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,568	1,330
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	1,021	1,038
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 20364	1,925	930
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	500	538
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 20113	62	62
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20123	355	361
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20113	330	336
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20374	2,225	223
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.031% 20344	253	154
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20103	100	101
		24,774

MATERIALS — 0.23%
Georgia Gulf Corp. 9.00% 20173	5,850	5,938
Gerdau Holdings Inc. 7.00% 20203	3,700	3,820
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,075	3,372
International Paper Co. 7.30% 2039	2,500	2,660
BHP Billiton Finance (USA) Ltd. 5.50% 2014	2,200	2,415
Associated Materials Inc. 9.875% 20163	2,075	2,200
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,605	1,925
		22,330

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.06%
Croatian Government 6.75% 20193	3,000	3,237
Polish Government 6.375% 2019	2,950	3,224
		6,461

Total bonds, notes & other debt instruments (cost: $2,218,919,000)		2,251,994

Short-term securities — 6.90%

Freddie Mac 0.07%–0.31% due 2/23–9/14/2010	175,200	175,122
Fannie Mae 0.15%–0.21% due 4/14–7/1/2010	83,200	83,149
JPMorgan Chase Funding Inc. 0.18% due 1/19/20103	30,000	29,996
Park Avenue Receivables Co., LLC 0.16% due 1/19/20103	23,400	23,398
JPMorgan Chase & Co. 0.03% due 1/4/2010	9,300	9,300
NetJets Inc. 0.11%–0.12% due 1/29–2/12/20103	54,500	54,493
Federal Home Loan Bank 0.095%–0.10% due 1/8–3/12/2010	46,700	46,696
General Electric Capital Corp. 0.01%–0.21% due 1/4–4/26/2010	40,100	40,096
Coca-Cola Co. 0.18%–0.23% due 1/6–1/7/20103	38,200	38,199
Emerson Electric Co. 0.08% due 1/19/20103	35,000	34,998
Walt Disney Co. 0.11% due 1/22/20103	25,000	24,998
Straight-A Funding LLC 0.18% due 3/8/20103	25,000	24,993
Medtronic Inc. 0.16% due 1/20/20103	17,700	17,698
Harvard University 0.16% due 1/19/2010	15,603	15,602
Paccar Financial Corp. 0.19% due 1/15/2010	14,600	14,599
U.S. Treasury Bill 0.166% due 6/10/2010	13,000	12,990
Abbott Laboratories 0.08% due 1/8/20103	11,700	11,700
Private Export Funding Corp. 0.15% due 3/4/20103	8,700	8,698
Variable Funding Capital Company LLC 0.16% due 1/15/20103	4,524	4,524

Total short-term securities (cost: $671,214,000)		671,249

Total investment securities (cost: $8,916,055,000)		9,766,064
Other assets less liabilities		(34,460)

Net assets		$9,731,604

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $576,180,000, which represented 5.92% of the net assets of the fund. This amount includes $496,228,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $484,036,000, which represented 4.97% of the net assets of the fund.

4Coupon rate may change periodically.
5Index-linked bond whose principal amount moves with a government retail price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Scheduled interest and/or principal payment was not received.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $64,988,000, which represented .67% of the net assets of the fund.

9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Step bond; coupon rate will increase at a later date.

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

Asset Allocation Fund
Summary investment portfolio, December 31, 2009

Largest individual equity securities	Percent of net assets

Cisco Systems	1.80%
Hewlett-Packard	1.71
BHP Billiton	1.71
Johnson & Johnson	1.68
Monsanto	1.63
IBM	1.59
Oracle	1.44
Microsoft	1.41
Chevron	1.34
Boeing	1.25

			Percent
		Value	of net
Common stocks - 70.24%	Shares	(000)	assets

Information technology - 15.19%
Cisco Systems, Inc. (1)	7,310,000	$175,001	1.80%
Hewlett-Packard Co.	3,230,000	166,377	1.71
International Business Machines Corp.	1,180,000	154,462	1.59
Oracle Corp.	5,722,500	140,430	1.44
Microsoft Corp.	4,500,000	137,205	1.41
Google Inc., Class A (1)	170,000	105,397	1.08
Apple Inc. (1)	380,000	80,127	.82
Corning Inc.	4,100,000	79,171	.82
Paychex, Inc.	2,420,000	74,149	.76
KLA-Tencor Corp.	1,750,000	63,280	.65
Other securities		302,609	3.11
		1,478,208	15.19

Health care - 10.51%
Johnson & Johnson	2,540,000	163,601	1.68
Amgen Inc. (1)	2,050,000	115,969	1.19
Abbott Laboratories	2,090,000	112,839	1.16
Cardinal Health, Inc.	2,800,000	90,272	.93
Zimmer Holdings, Inc. (1)	1,250,000	73,888	.76
Eli Lilly and Co.	2,000,000	71,420	.73
Gilead Sciences, Inc. (1)	1,500,000	64,920	.67
Other securities		329,944	3.39
		1,022,853	10.51

Materials - 7.87%
BHP Billiton Ltd. (2)	4,340,000	166,186	1.71
Monsanto Co.	1,940,000	158,595	1.63
Dow Chemical Co.	4,000,000	110,520	1.13
Rio Tinto PLC (2)	1,681,753	90,758	.93
Newmont Mining Corp.	1,500,000	70,965	.73
Other securities		168,995	1.74
		766,019	7.87

Financials - 7.59%
ACE Ltd.	2,320,000	116,928	1.20
T. Rowe Price Group, Inc.	1,700,000	90,525	.93
Wells Fargo & Co.	3,200,000	86,368	.89
Moody's Corp.	3,135,000	84,018	.86
JPMorgan Chase & Co.	2,000,000	83,340	.86
Marsh & McLennan Companies, Inc.	2,940,000	64,915	.67
Other securities		212,522	2.18
		738,616	7.59

Industrials - 6.94%
Boeing Co.	2,250,000	121,792	1.25
Other securities		553,211	5.69
		675,003	6.94

Energy - 6.78%
Chevron Corp.	1,700,000	130,883	1.34
Smith International, Inc.	4,045,000	109,903	1.13
Schlumberger Ltd.	1,350,000	87,871	.90
Suncor Energy Inc.	2,150,000	76,432	.79
Apache Corp.	640,000	66,029	.68
Other securities		188,578	1.94
		659,696	6.78

Consumer discretionary - 6.29%
Comcast Corp., Class A	5,500,000	92,730	.95
McDonald's Corp.	1,330,000	83,045	.86
Home Depot, Inc.	2,500,000	72,325	.75
Johnson Controls, Inc.	2,650,000	72,186	.74
Best Buy Co., Inc.	1,705,350	67,293	.69
Other securities		223,980	2.30
		611,559	6.29

Consumer staples - 3.34%
Coca-Cola Co.	2,000,000	114,000	1.17
Unilever NV (New York registered)	1,980,000	64,014	.66
Other securities		147,272	1.51
		325,286	3.34

Utilities - 1.96%
Exelon Corp.	1,850,000	90,410	.93
Other securities		100,265	1.03
		190,675	1.96

Telecommunication services - 1.37%
AT&T Inc.	3,100,000	86,893	.89
Other securities		46,787	.48
		133,680	1.37

Miscellaneous - 2.40%
Other common stocks in initial period of acquisition		233,658	2.40

Total common stocks (cost: $6,017,544,000)		6,835,253	70.24

Preferred stocks - 0.08%

Financials - 0.08%
Other securities		7,568	.08

Total preferred stocks (cost: $8,261,000)		7,568	.08

Rights & warrants - 0.00%

Other - 0.00%
Other securities		-	.00

Total rights & warrants (cost: $117,000)		-	.00

	Principal
	amount
Bonds, notes & other debt instruments - 23.14%	(000)

Bonds & notes of U.S. government & government agencies - 8.88%
U.S. Treasury:
3.875% 2010	$164,000	167,992
4.625% 2011	149,000	159,220	8.21
1.875% 2014	92,000	90,124
1.50%-8.875% 2010-2039 (2) (3)	370,258	381,659
Fannie Mae 6.25% 2029	15,575	17,855	.18
Other securities		47,201	.49
		864,051	8.88

Mortgage-backed obligations (4) - 5.12%
Fannie Mae 0%-7.50% 2012-2047	231,802	240,353	2.47
Freddie Mac 5.00%-7.50% 2018-2040 (5)	98,839	102,676	1.06
Other securities		155,237	1.59
		498,266	5.12

Financials - 1.87%
JPMorgan Chase & Co. 6.30% 2019	4,070	4,485	.05
Other securities		177,851	1.82
		182,336	1.87

Health care - 1.35%
Abbott Laboratories 5.125% 2019	2,400	2,515	.02
Other securities		129,248	1.33
		131,763	1.35

Industrials - 1.23%
Other securities		119,649	1.23

Consumer discretionary - 1.10%
Comcast Corp. 6.45%-6.95% 2037	6,875	7,414	.08
Other securities		99,381	1.02
		106,795	1.10

Telecommunication services - 1.01%
Other securities		98,224	1.01

Other - 2.58%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	2,200	2,415	.03
Hewlett-Packard Co. 5.50% 2018	3,100	3,302	.03
Other securities		245,193	2.52
		250,910	2.58

Total bonds, notes & other debt instruments (cost: $2,218,919,000)		2,251,994	23.14

Short-term securities - 6.90%

Freddie Mac 0.07%-0.31% due 2/23-9/14/2010	175,200	175,122	1.80
Fannie Mae 0.15%-0.21% due 4/14-7/1/2010	83,200	83,149	.86
Coca-Cola Co. 0.18%-0.23% due 1/6-1/7/2010 (6)	38,200	38,199	.39
JPMorgan Chase Funding Inc. 0.18% due 1/19/2010 (6)	30,000	29,996	.31
Park Avenue Receivables Co., LLC 0.16% due 1/19/2010 (6)	23,400	23,398	.24
U.S. Treasury Bill 0.166% due 6/10/2010	13,000	12,990	.13
Abbott Laboratories 0.08% due 1/8/2010 (6)	11,700	11,700	.12
JPMorgan Chase & Co. 0.03% due 1/4/2010	9,300	9,300	.10
Other securities		287,395	2.95

Total short-term securities (cost: $671,214,000)		671,249	6.90

Total investment securities (cost: $8,916,055,000)		9,766,064	100.36
Other assets less liabilities		(34,460)	(.36)

Net assets		$9,731,604	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $576,180,000, which represented 5.92% of the net assets of the fund. This amount includes $496,228,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Coupon rate may change periodically.
(6) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $484,036,000, which represented 4.97% of the net assets of the fund.

See Notes to Financial Statements

Bond Fund
Investment portfolio

December 31, 2009

Bonds, notes & other debt instruments — 90.76%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 31.36%
U.S. Treasury 1.00% 2011	$25,000	$24,979
U.S. Treasury 1.00% 2011	17,250	17,247
U.S. Treasury 1.75% 2011	67,140	67,994
U.S. Treasury 4.50% 2011	4,850	5,063
U.S. Treasury 1.375% 2012	3,000	2,986
U.S. Treasury 1.75% 2012	50,000	50,330
U.S. Treasury 3.00% 20121,2	11,121	11,985
U.S. Treasury 4.50% 2012	30,000	32,114
U.S. Treasury 2.00% 2013	136,795	136,089
U.S. Treasury 1.875% 20131,2	40,606	42,855
U.S. Treasury 3.125% 2013	25,000	25,985
U.S. Treasury 3.125% 2013	10,000	10,395
U.S. Treasury 3.375% 2013	105,760	111,031
U.S. Treasury 4.25% 2013	15,000	16,209
U.S. Treasury 1.75% 2014	147,660	144,885
U.S. Treasury 1.875% 2014	25,000	24,490
U.S. Treasury 2.25% 2014	52,500	52,151
U.S. Treasury 2.00% 20141,2	52,354	55,492
U.S. Treasury 4.00% 2014	18,200	19,465
U.S. Treasury 1.625% 20151,2	56,606	58,982
U.S. Treasury 4.00% 2015	38,480	40,908
U.S. Treasury 4.125% 2015	31,970	34,097
U.S. Treasury 4.25% 2015	89,250	95,553
U.S. Treasury 2.375% 2016	104,000	99,523
U.S. Treasury 3.00% 2016	77,760	76,490
U.S. Treasury 3.125% 2016	59,000	58,267
U.S. Treasury 3.25% 2016	96,000	96,187
U.S. Treasury 3.25% 2016	25,000	25,107
U.S. Treasury 5.125% 2016	34,750	38,763
U.S. Treasury 7.50% 2016	39,750	50,119
U.S. Treasury 9.25% 2016	11,000	14,823
U.S. Treasury 4.625% 2017	6,420	6,935
U.S. Treasury 8.75% 2017	75,000	101,431
U.S. Treasury 3.50% 2018	10,000	9,920
U.S. Treasury 3.75% 2018	122,750	122,765
U.S. Treasury 3.875% 2018	71,500	72,617
U.S. Treasury 2.75% 2019	56,120	51,681
U.S. Treasury 3.125% 2019	161,100	152,586
U.S. Treasury 3.625% 2019	64,705	63,626
U.S. Treasury 4.25% 2039	3,480	3,266
U.S. Treasury 4.50% 2039	47,500	46,446
Freddie Mac 3.125% 2010	18,070	18,121
Freddie Mac 5.25% 2011	15,250	16,222
Freddie Mac 2.125% 2012	50,000	50,441
Freddie Mac 5.75% 2012	40,000	43,532
Freddie Mac 2.50% 2014	30,000	29,855
Federal Home Loan Bank 1.75% 2012	44,000	43,998
Federal Home Loan Bank 2.25% 2012	20,000	20,333
Federal Home Loan Bank 3.625% 2013	25,000	26,153
Federal Home Loan Bank 4.00% 2013	30,000	31,770
Federal Home Loan Bank 5.125% 2016	5,250	5,665
Federal Home Loan Bank 5.375% 2016	5,000	5,521
Fannie Mae 5.50% 2011	5,000	5,286
Fannie Mae 5.25% 2012	5,300	5,617
Fannie Mae 3.25% 2013	30,000	31,078
Fannie Mae 4.625% 2013	6,700	7,006
Fannie Mae 2.50% 2014	6,250	6,221
Fannie Mae 2.625% 2014	9,000	8,915
Fannie Mae 3.00% 2014	8,250	8,327
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.501% 20123	15,000	15,123
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	12,195
CoBank ACB 7.875% 20184	9,260	10,049
CoBank ACB 0.854% 20223,4	21,925	16,330
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	9,990
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,087
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,000	10,145
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,141
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,286
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,961
Small Business Administration, Series 2001-20J, 5.76% 20215	292	311
		2,637,516

MORTGAGE-BACKED OBLIGATIONS5 — 20.26%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	6,125	6,255
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,308
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,109
Fannie Mae 4.50% 2021	65,874	68,334
Fannie Mae 5.50% 2021	1,125	1,201
Fannie Mae 5.00% 2023	3,855	4,033
Fannie Mae 5.00% 2023	3,232	3,382
Fannie Mae 5.00% 2023	2,739	2,866
Fannie Mae 5.00% 2023	2,602	2,723
Fannie Mae 5.00% 2023	2,364	2,473
Fannie Mae 5.50% 2023	4,051	4,290
Fannie Mae 5.50% 2023	3,849	4,075
Fannie Mae 5.50% 2023	3,199	3,388
Fannie Mae 5.50% 2023	1,525	1,615
Fannie Mae 4.50% 2024	33,131	34,128
Fannie Mae 4.50% 2024	32,922	33,925
Fannie Mae 4.50% 2024	24,987	25,748
Fannie Mae 4.50% 2024	19,723	20,324
Fannie Mae 4.50% 2024	18,529	19,087
Fannie Mae 4.50% 2024	12,893	13,281
Fannie Mae 4.50% 2024	8,731	8,994
Fannie Mae 4.50% 2024	6,681	6,882
Fannie Mae 4.50% 2024	6,656	6,859
Fannie Mae 4.50% 2024	5,322	5,482
Fannie Mae 4.50% 2024	5,236	5,394
Fannie Mae 4.50% 2024	5,016	5,168
Fannie Mae 4.50% 2024	4,683	4,824
Fannie Mae 4.50% 2024	4,671	4,812
Fannie Mae 4.50% 2024	2,761	2,844
Fannie Mae 4.50% 2024	1,836	1,891
Fannie Mae 4.50% 2025	174,515	179,532
Fannie Mae, Series 2001-4, Class GA, 10.037% 20253	78	89
Fannie Mae 6.00% 2026	2,405	2,564
Fannie Mae 5.50% 2027	6,452	6,805
Fannie Mae 6.00% 2027	13,525	14,418
Fannie Mae 6.00% 2028	3,542	3,763
Fannie Mae 5.50% 2033	11,566	12,162
Fannie Mae 6.50% 2034	9,497	10,233
Fannie Mae 5.00% 2035	2,186	2,249
Fannie Mae 5.50% 2035	996	1,047
Fannie Mae 5.50% 2036	2,626	2,757
Fannie Mae 6.00% 2036	5,383	5,731
Fannie Mae 5.378% 20373	9,045	9,479
Fannie Mae 5.785% 20373	8,551	9,048
Fannie Mae 6.00% 2037	46,511	49,345
Fannie Mae 6.00% 2037	8,636	9,179
Fannie Mae 6.00% 2037	4,495	4,770
Fannie Mae 6.00% 2037	2,941	3,106
Fannie Mae 6.155% 20373	10,685	11,285
Fannie Mae 6.50% 2037	14,357	15,402
Fannie Mae 6.50% 2037	6,929	7,431
Fannie Mae 6.50% 2037	2,802	2,991
Fannie Mae 7.00% 2037	5,105	5,563
Fannie Mae 7.00% 2037	2,583	2,835
Fannie Mae 4.445% 20383	4,134	4,288
Fannie Mae 4.50% 2038	9,356	9,350
Fannie Mae 5.00% 2038	41,453	42,595
Fannie Mae 5.314% 20383	2,184	2,291
Fannie Mae 5.50% 2038	96,848	101,504
Fannie Mae 5.50% 2038	19,028	20,015
Fannie Mae 5.50% 2038	10,937	11,481
Fannie Mae 5.50% 2038	8,985	9,432
Fannie Mae 6.00% 2038	29,699	31,510
Fannie Mae 6.00% 2038	22,743	24,129
Fannie Mae 6.00% 2038	14,976	15,893
Fannie Mae 6.00% 2038	12,118	12,869
Fannie Mae 6.50% 2038	8,037	8,626
Fannie Mae 6.50% 2038	5,384	5,779
Fannie Mae 6.50% 2038	3,891	4,177
Fannie Mae 3.62% 20393	22,804	23,190
Fannie Mae 3.625% 20393	10,836	11,020
Fannie Mae 3.626% 20393	6,387	6,500
Fannie Mae 3.65% 20393	5,186	5,273
Fannie Mae 3.658% 20393	4,855	4,945
Fannie Mae 3.761% 20393	8,417	8,593
Fannie Mae 3.762% 20393	4,778	4,880
Fannie Mae 3.79% 20393	8,015	8,189
Fannie Mae 3.83% 20393	5,703	5,830
Fannie Mae 3.85% 20393	3,580	3,663
Fannie Mae 3.91% 20393	5,700	5,834
Fannie Mae 3.912% 20393	5,294	5,423
Fannie Mae 3.914% 20393	4,791	4,934
Fannie Mae 3.95% 20393	8,005	8,202
Fannie Mae 3.951% 20393	4,974	5,101
Fannie Mae 4.50% 2039	22,637	22,625
Fannie Mae 6.00% 2039	1,876	1,990
Fannie Mae 6.50% 2039	2,632	2,822
Fannie Mae 3.619% 20403	5,186	5,271
Fannie Mae 6.00% 2040	137,211	145,337
Fannie Mae 6.50% 2040	25,000	26,777
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	91	101
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	84	91
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	113	127
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	117	132
Freddie Mac 4.00% 2015	940	969
Freddie Mac 4.50% 2023	12,279	12,644
Freddie Mac 4.50% 2024	4,351	4,478
Freddie Mac 5.00% 2035	4,002	4,112
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,413	1,492
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,521	1,951
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,155	1,813
Freddie Mac, Series 3257, Class PA, 5.50% 2036	6,027	6,403
Freddie Mac 6.00% 2036	36,982	39,335
Freddie Mac, Series 3318, Class JT, 5.50% 2037	4,497	4,736
Freddie Mac 5.711% 20373	4,584	4,842
Freddie Mac 6.00% 2037	8,324	8,841
Freddie Mac 6.00% 2037	2,580	2,745
Freddie Mac 6.50% 2037	12,007	12,879
Freddie Mac 5.00% 2038	7,120	7,311
Freddie Mac 5.00% 2038	244	251
Freddie Mac 5.00% 2038	9	9
Freddie Mac 5.50% 2038	8,028	8,424
Freddie Mac 6.50% 2038	16,300	17,473
Freddie Mac 6.50% 2038	3,727	3,994
Freddie Mac 6.50% 2038	1,755	1,880
Freddie Mac 3.608% 20393	2,778	2,824
Freddie Mac 3.758% 20393	1,229	1,252
Freddie Mac 3.837% 20393	5,542	5,655
Freddie Mac 3.959% 20393	3,305	3,381
Freddie Mac 5.00% 2040	11,050	11,331
Freddie Mac 5.50% 2040	40,844	42,790
Nykredit 4.00% 2035	DKr56,311	10,307
Nykredit 5.00% 2038	28,120	5,444
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.054% 20373	$15,950	9,456
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	4,285	3,140
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	4,056	2,606
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	2,905	3,026
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,960
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,769
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20393	1,225	1,061
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	7,000	6,908
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 20354	3,000	3,028
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 20354	6,300	6,488
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20364	1,000	1,020
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20364	1,300	1,325
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20364	500	509
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20364	3,000	3,029
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20364	4,500	4,544
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20364	3,000	3,088
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	2,342	2,339
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	3,022	3,039
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	3,912
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20374	2,000	2,057
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	4,000	4,113
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	2,500	2,571
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20383	2,000	1,967
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20393	3,160	3,168
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20413	2,445	2,401
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20433	1,065	832
Bank of America 5.50% 20124	7,000	7,472
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.316% 20373	4,000	4,028
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.561% 20373,4	2,000	659
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,208	2,213
Barclays Bank PLC 4.00% 2019	€4,700	6,661
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.669% 20343	$1,496	1,487
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.187% 20363	3,714	2,349
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.182% 20373	3,395	1,939
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.587% 20363	4,469	2,992
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.914% 20363	4,157	2,500
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20184	5,025	5,334
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 20154	5,000	5,252
Swedish Government 4.00% 2012	SKr34,000	4,916
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 20443	$1,000	956
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 20453	3,000	3,058
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.581% 20373	8,575	3,877
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,500	3,604
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.774% 20363	5,198	3,189
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,940	2,956
Northern Rock PLC 5.625% 20174	3,000	2,822
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.351% 20463	2,671	2,621
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,511
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.725% (undated)3	2,500	2,399
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264	2,081	1,976
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20433	1,650	1,591
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,417	1,464
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,691	1,454
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	268	272
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	776
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,018	1,036
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20332	897	901
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	269	269
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	67	67
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.245% 20273,4	61	55
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	35	35
		1,703,881

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 9.59%
United Mexican States Government Global 9.875% 2010	1,000	1,013
United Mexican States Government Global 6.375% 2013	1,260	1,399
United Mexican States Government Global 5.875% 2014	3,500	3,813
United Mexican States Government, Series MI10, 9.50% 2014	MXN280,000	23,251
United Mexican States Government, Series M10, 8.00% 2015	300,000	23,353
United Mexican States Government, Series M10, 7.75% 2017	256,000	19,500
United Mexican States Government Global 5.95% 2019	$9,090	9,658
United Mexican States Government, Series M20, 10.00% 2024	MXN48,400	4,251
United Mexican States Government, Series M30, 10.00% 2036	39,000	3,402
United Mexican States Government Global 6.05% 2040	$5,000	4,831
Polish Government 5.25% 2013	PLN76,750	26,814
Polish Government 5.25% 2017	69,320	22,948
Polish Government 6.375% 2019	$24,315	26,569
Irish Government 4.00% 2014	€21,430	31,503
Irish Government 4.40% 2019	5,930	8,233
Irish Government 5.90% 2019	13,985	21,660
South Korean Government 4.25% 2014	KRW18,760,000	15,726
South Korean Government 4.75% 2014	29,060,000	25,006
South Korean Government 5.00% 2014	7,590,000	6,565
South Korean Government 5.75% 2014	$4,800	5,257
South Korean Government 5.75% 2018	KRW6,725,000	5,971
Queensland Treasury Corp., Series 11, 6.00% 2011	$ A 6,040	5,524
Queensland Treasury Corp., Series 12, 6.50% 2012	19,250	17,847
Queensland Treasury Corp., Series 15, 6.00% 2015	12,125	10,965
Queensland Treasury Corp., Series 17, 6.00% 2017	4,610	4,115
German Government 3.75% 2019	€18,905	28,006
German Government 4.75% 2034	5,020	7,803
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	$ A7,000	6,272
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	$28,640	28,826
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20124	5,875	5,927
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	7,155	7,081
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20144	20,000	20,387
French Government O.A.T. Eurobond 4.00% 2014	€19,480	29,657
European Investment Bank 3.125% 2014	$9,250	9,367
European Investment Bank 4.25% 2014	€3,070	4,722
European Investment Bank 4.875% 2017	$8,000	8,585
European Investment Bank 6.125% 2017	$ A6,000	5,326
France Government Agency-Guaranteed, Société Finance 2.25% 20124	$7,550	7,615
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,870	6,815
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,600	5,716
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	15,750	19,884
KfW 6.25% 2012	$ A8,000	7,326
KfW 1.35% 2014	¥564,000	6,207
KfW 5.00% 2015	NKr29,500	5,297
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20124	$7,750	7,888
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	10,000	10,160
New South Wales Treasury Corp., Series 12, 6.00% 2012	$ A19,500	17,879
Treasury Corp. of Victoria 6.25% 2012	19,250	17,754
Malaysian Government 5.094% 2014	MYR39,025	12,070
Malaysian Government 3.741% 2015	18,875	5,497
Greek Government 5.50% 2014	€3,700	5,373
Greek Government 6.00% 2019	8,245	11,937
Finland (Republic of) 5.375% 2013	10,710	17,023
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	$14,275	14,431
Japanese Government 1.50% 2014	¥720,000	8,110
Japanese Government 2.40% 2038	522,350	5,777
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	$6,500	6,540
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	5,570	5,558
Province of Ontario 1.875% 2012	10,000	9,907
Israeli Government 5.50% 20172	ILS21,600	5,928
Israeli Government 5.125% 2019	$3,250	3,299
Nordic Investment Bank, Series C, 5.00% 2017	8,000	8,588
Kingdom of Denmark 5.00% 2013	DKr39,575	8,310
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 20124	$8,000	8,150
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20144	7,000	7,181
Swedish Government 5.00% 2020	SKr39,290	6,293
Croatian Government 6.75% 20194	$5,750	6,204
Russian Federation 7.50% 20305	4,700	5,323
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	$ A6,000	5,189
Corporación Andina de Fomento 5.75% 2017	$3,000	3,062
Corporación Andina de Fomento 8.125% 2019	1,820	2,110
Belgium (Kingdom of), Series 40, 5.50% 2017	€3,050	4,981
Asian Development Bank 2.75% 2014	$4,950	4,952
Bank Nederlandse Gemeenten 3.75% 2014	€3,120	4,663
Austrian Government 2.00% 20124	$4,500	4,551
Netherlands Government Eurobond 4.50% 2017	€2,610	4,049
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	$3,850	3,966
Canadian Government 4.25% 20261,2	$ C1,305	1,758
Panama (Republic of) Global 7.125% 2026	$390	442
Panama (Republic of) Global 9.375% 2029	500	667
El Salvador (Republic of) 7.65% 20354	580	574
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.012% 20163	€1,100	447
		806,584

FINANCIALS — 8.03%
Countrywide Financial Corp., Series A, 4.50% 2010	$990	1,007
Countrywide Financial Corp. 6.25% 2010	$ A1,200	1,073
Countrywide Financial Corp., Series B, 0.715% 20123	$5,750	5,623
Countrywide Financial Corp., Series B, 5.80% 2012	22,943	24,368
Bank of America Corp. 5.75% 2017	13,795	14,149
Barclays Bank PLC 2.50% 2013	11,620	11,615
Barclays Bank PLC 5.20% 2014	7,200	7,640
Barclays Bank PLC 5.00% 2016	10,000	10,233
Barclays Bank PLC 6.05% 20174	8,600	8,766
PLD International Finance LLC 4.375% 2011	€1,950	2,837
ProLogis 7.625% 2014	$11,495	12,032
ProLogis 5.625% 2016	1,190	1,098
ProLogis 5.75% 2016	2,355	2,215
ProLogis 6.625% 2018	9,485	9,009
ProLogis 7.375% 2019	8,785	8,680
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€2,595	3,738
Westfield Group 5.40% 20124	$7,800	8,279
Westfield Group 7.50% 20144	1,265	1,425
Westfield Group 5.70% 20164	6,490	6,684
Westfield Group 7.125% 20184	13,385	14,657
Sovereign Bancorp, Inc. 1.991% 20133	5,125	5,018
Abbey National Treasury Services PLC 3.875% 20144	17,620	17,702
Santander Issuances, SA Unipersonal 5.805% 20163,4	7,300	7,236
Sovereign Bancorp, Inc. 8.75% 2018	3,250	3,754
Santander Issuances, SA Unipersonal 6.50% 20193,4	200	208
JPMorgan Chase & Co. 3.70% 2015	15,000	15,062
JPMorgan Chase & Co. 4.891% 20153	5,300	5,312
JPMorgan Chase & Co. 6.30% 2019	10,250	11,296
HBOS PLC 6.75% 20184	20,705	19,242
HBOS PLC 4.375% 20193	€965	1,165
LBG Capital No.1 PLC, Series 2, 7.875% 20204	$2,500	2,137
HBOS PLC 6.00% 20334	3,515	2,662
UniCredito Italiano SpA 5.584% 20173,4	9,480	9,037
UniCredito Italiano SpA 6.00% 20174	14,950	14,840
HVB Funding Trust III 9.00% 20314	1,299	1,143
Royal Bank of Scotland Group PLC 4.875% 20144	7,060	7,164
Royal Bank of Scotland Group PLC 5.00% 2014	5,465	4,835
Royal Bank of Scotland Group PLC 5.05% 2015	6,753	5,864
Royal Bank of Scotland Group PLC 4.70% 2018	1,722	1,343
Royal Bank of Scotland PLC 6.934% 2018	€4,180	5,572
Morgan Stanley 6.00% 2014	$6,810	7,329
Morgan Stanley, Series F, 6.00% 2015	8,850	9,438
Morgan Stanley, Series F, 5.625% 2019	6,850	6,913
Ford Motor Credit Co. 9.75% 20103	9,250	9,546
Ford Motor Credit Co. 3.034% 20123	10,755	10,016
Goldman Sachs Group, Inc. 6.25% 2017	755	811
Goldman Sachs Group, Inc. 5.95% 2018	1,110	1,174
Goldman Sachs Group, Inc. 6.15% 2018	7,660	8,213
Goldman Sachs Group, Inc. 7.50% 2019	5,535	6,486
Liberty Mutual Group Inc. 6.70% 20164	3,750	3,695
Liberty Mutual Group Inc. 6.50% 20354	3,435	2,766
Liberty Mutual Group Inc. 7.50% 20364	4,875	4,475
Liberty Mutual Group Inc., Series A, 7.80% 20873,4	1,090	910
Liberty Mutual Group Inc., Series C, 10.75% 20883,4	4,000	4,280
Citigroup Inc. 4.125% 2010	3,000	3,011
Citigroup Inc. 6.01% 2015	6,000	6,133
Citigroup Inc. 8.125% 2039	6,000	6,792
Simon Property Group, LP 4.875% 2010	1,000	1,007
Simon Property Group, LP 5.25% 2016	1,330	1,295
Simon Property Group, LP 6.10% 2016	325	332
Simon Property Group, LP 5.875% 2017	2,560	2,567
Simon Property Group, LP 6.125% 2018	2,835	2,885
Simon Property Group, LP 10.35% 2019	5,580	7,020
Korea Development Bank 5.30% 2013	5,500	5,753
Korea Development Bank 8.00% 2014	6,750	7,699
CIT Group Inc., Term Loan 2A, 9.50% 20123,5,6	3,100	3,185
CIT Group Inc., Term Loan, 13.00% 20123,5,6	5,000	5,186
CIT Group Inc., Series A, 7.00% 2013	526	494
CIT Group Inc., Series A, 7.00% 2014	788	734
CIT Group Inc., Series A, 7.00% 2015	788	710
CIT Group Inc., Series A, 7.00% 2016	1,314	1,163
CIT Group Inc., Series A, 7.00% 2017	1,840	1,605
Kimco Realty Corp. 6.00% 2012	500	528
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,063
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,707
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,099
Kimco Realty Corp. 5.70% 2017	3,000	2,894
Kimco Realty Corp. 6.875% 2019	3,500	3,565
HSBK (Europe) BV 7.75% 20134	505	500
HSBK (Europe) BV 7.25% 20174	11,185	10,290
HSBK (Europe) BV 7.25% 2017	1,210	1,113
HSBC Finance Corp. 0.534% 20143	1,750	1,644
HSBC Finance Corp. 0.686% 20163	8,900	8,143
HSBC Holdings PLC 6.50% 2037	2,000	2,096
Wells Fargo Bank, National Assn. 4.75% 2015	2,250	2,297
Wells Fargo & Co. 5.625% 2017	8,750	9,116
General Motors Acceptance Corp. 6.625% 20124	3,166	3,134
General Motors Acceptance Corp. 6.875% 20124	4,432	4,388
General Motors Acceptance Corp. 7.00% 20124	2,779	2,765
General Motors Acceptance Corp. 6.75% 20144	921	884
CNA Financial Corp. 5.85% 2014	625	617
CNA Financial Corp. 6.50% 2016	5,540	5,453
CNA Financial Corp. 7.35% 2019	1,800	1,805
CNA Financial Corp. 7.25% 2023	3,000	2,829
MetLife Capital Trust IV 7.875% 20673,4	175	176
MetLife Capital Trust X 9.25% 20683,4	9,000	10,260
Société Générale 5.75% 20164	9,150	9,285
Allied Irish Banks, PLC 12.50% 2019	€5,985	8,911
Resona Bank, Ltd. 3.75% 20153	1,015	1,452
Resona Bank, Ltd. 5.85% (undated)3,4	$8,060	7,043
Rouse Co. 7.20% 20127	2,360	2,440
Rouse Co. 6.75% 20134,7	4,500	4,506
Rouse Co. 3.625% 20097	1,140	1,116
Standard Chartered Bank 6.40% 20174	7,290	7,550
Hospitality Properties Trust 5.125% 2015	765	691
Hospitality Properties Trust 6.30% 2016	300	278
Hospitality Properties Trust 5.625% 2017	3,835	3,325
Hospitality Properties Trust 6.70% 2018	3,530	3,235
SLM Corp., Series A, 0.512% 20113	1,210	1,133
SLM Corp., Series A, 5.45% 2011	5,906	5,891
Prudential Holdings, LLC, Series C, 8.695% 20234,5	1,250	1,341
Prudential Financial, Inc. 8.875% 20683	5,000	5,298
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,136
Host Marriott, LP, Series K, 7.125% 2013	575	587
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,425	1,425
New York Life Global Funding 4.65% 20134	5,700	5,992
AXA SA 8.60% 2030	1,325	1,544
AXA SA 6.463% (undated)3,4	5,000	3,925
Zions Bancorporation 5.65% 2014	5,000	3,725
Zions Bancorporation 6.00% 2015	1,990	1,409
Catlin Insurance Ltd. 7.249% (undated)3,4	6,500	4,810
PNC Funding Corp. 0.481% 20143	5,000	4,747
Westpac Banking Corp. 4.875% 2019	4,630	4,579
Chubb Corp. 5.75% 2018	1,000	1,063
Chubb Corp. 6.375% 20673	3,505	3,295
Developers Diversified Realty Corp. 9.625% 2016	4,020	4,202
American Express Co. 6.15% 2017	4,000	4,187
Realogy Corp., Letter of Credit, 3.271% 20133,5,6	758	676
Realogy Corp., Term Loan B, 3.287% 20133,5,6	2,816	2,511
Realogy Corp., Term Loan DD, 3.287% 20133,5,6	897	800
ACE INA Holdings Inc. 5.875% 2014	1,080	1,173
ACE INA Holdings Inc. 5.80% 2018	1,400	1,492
ACE INA Holdings Inc. 6.70% 2036	1,155	1,309
Jackson National Life Global 5.375% 20134	3,900	3,964
Fifth Third Capital Trust IV 6.50% 20673	5,250	3,859
RSA Insurance Group PLC 9.375% 20393	£1,275	2,428
RSA Insurance Group PLC 8.50% (undated)3	760	1,291
Lincoln National Corp. 5.65% 2012	$3,250	3,366
Lazard Group LLC 7.125% 2015	2,965	3,082
Lazard Group LLC 6.85% 2017	70	71
Northern Trust Corp. 4.625% 2014	2,825	3,013
Nationwide Mutual Insurance Co. 5.81% 20243,4	3,125	2,471
Nationwide Mutual Insurance Co. 7.875% 20334	515	479
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,349
International Lease Finance Corp., Series R, 5.40% 2012	$2,500	2,175
ERP Operating LP 6.625% 2012	2,000	2,137
Monumental Global Funding III 5.25% 20144	2,000	2,042
UnumProvident Finance Co. PLC 6.85% 20154	1,500	1,528
Unum Group 7.125% 2016	475	493
Loews Corp. 6.00% 2035	1,800	1,729
Lehman Brothers Holdings Inc., Series I, 6.875% 20187	6,760	1,436
Banco Santander-Chile 5.375% 20144	1,165	1,226
ZFS Finance (USA) Trust V 6.50% 20673,4	1,235	1,068
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	1,013
Allstate Corp., Series B, 6.125% 20673	980	857
Northern Rock PLC 5.60% (undated)3,4	1,800	236
Northern Rock PLC 6.594% (undated)3,4	4,400	577
Assurant, Inc. 5.625% 2014	765	785
Development Bank of Singapore Ltd. 7.125% 20114	200	213
Nationwide Financial Services, Inc. 6.75% 20673	255	199
		674,878

CONSUMER DISCRETIONARY — 3.83%
Tele-Communications, Inc. 9.80% 2012	2,000	2,265
Comcast Corp. 5.30% 2014	1,000	1,068
Comcast Corp. 5.85% 2015	7,275	8,004
Comcast Corp. 6.30% 2017	3,380	3,704
Comcast Corp. 5.70% 2018	3,250	3,422
Comcast Corp. 5.875% 2018	7,465	7,938
Comcast Corp. 6.95% 2037	630	689
Comcast Corp. 6.40% 2038	7,140	7,372
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	6,200	6,402
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,425	4,563
Charter Communications Operating, LLC, Term Loan B, 4.24% 20143,5,6	9,947	9,343
Charter Communications Operating, LLC, Term Loan B, 7.25% 20143,5,6	4,913	5,023
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	3,000	3,375
Time Warner Cable Inc. 5.40% 2012	5,000	5,345
Time Warner Cable Inc. 7.50% 2014	1,780	2,053
Time Warner Cable Inc. 8.25% 2014	11,925	13,950
Time Warner Cable Inc. 6.75% 2018	2,650	2,916
Time Warner Cable Inc. 8.25% 2019	3,495	4,170
AOL Time Warner Inc. 6.875% 2012	6,250	6,846
AOL Time Warner Inc. 7.625% 2031	10,635	12,389
Time Warner Inc. 6.50% 2036	4,660	4,881
Univision Communications, Inc., First Lien Term Loan B, 2.501% 20143,5,6	5,420	4,722
Univision Communications Inc. 10.50% 20153,4,8	16,077	14,168
News America Inc. 4.75% 2010	2,000	2,005
News America Holdings Inc. 9.25% 2013	2,500	2,919
News America Inc. 6.90% 2019	6,125	6,913
News America Inc. 6.15% 2037	1,000	998
News America Inc. 6.65% 2037	4,400	4,663
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	3,091
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,500	6,830
DaimlerChrysler North America Holding Corp. 5.875% 2011	1,300	1,360
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,330	2,478
MGM MIRAGE 6.75% 2012	4,000	3,590
MGM MIRAGE 6.75% 2013	1,250	1,084
MGM MIRAGE 13.00% 2013	3,125	3,602
MGM MIRAGE 5.875% 2014	3,200	2,580
MGM MIRAGE 7.50% 2016	1,000	785
NTL Cable PLC 8.75% 2014	946	981
NTL Cable PLC 8.75% 2014	€210	315
NTL Cable PLC 9.75% 2014	£147	250
NTL Cable PLC 9.50% 2016	$1,525	1,645
Virgin Media Finance 8.375% 20194	8,000	8,270
Toys “R” Us, Inc. 7.625% 2011	6,665	6,807
Toys “R” Us-Delaware, Inc., Term Loan B, 4.481% 20123,5,6	2,000	1,960
J.C. Penney Co., Inc. 8.00% 2010	5,585	5,655
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,814
Michaels Stores, Inc., Term Loan B1, 2.563% 20133,5,6	1,638	1,492
Michaels Stores, Inc. 10.00% 2014	5,950	6,188
Michaels Stores, Inc., Term Loan B2, 4.813% 20163,5,6	555	526
Nordstrom, Inc. 6.75% 2014	6,255	6,992
Allison Transmission Holdings, Inc., Term Loan B, 3.00% 20143,5,6	6,258	5,777
Allison Transmission Holdings, Inc. 11.00% 20154	510	538
Target Corp. 6.00% 2018	3,000	3,316
Target Corp. 7.00% 2038	2,000	2,341
Edcon (Proprietary) Ltd. 3.964% 20143	€6,000	5,570
Cox Communications, Inc. 4.625% 2010	$1,750	1,751
Cox Communications, Inc. 5.45% 2014	3,500	3,754
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,134
Staples, Inc. 7.375% 2012	2,000	2,203
Staples, Inc. 9.75% 2014	2,250	2,744
Neiman Marcus Group, Inc. 9.00% 20153,8	4,117	4,045
Neiman Marcus Group, Inc. 10.375% 2015	425	419
Macy’s Retail Holdings, Inc. 8.875% 20153	3,610	3,998
Federated Retail Holdings, Inc. 5.90% 2016	250	245
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,406
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,812
FCE Bank PLC 7.125% 2013	€3,000	4,190
Cablevision Systems Corp., Series B, 8.00% 2012	$1,000	1,063
CSC Holdings, Inc. 8.50% 20144	200	214
CSC Holdings, Inc. 8.50% 20154	600	642
CSC Holdings, Inc. 8.625% 20194	2,050	2,217
KB Home 6.25% 2015	3,735	3,502
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,200	3,108
UPC Germany GmbH 8.125% 20174	900	915
UPC Germany GmbH 9.625% 2019	€400	581
Liberty Media Corp. 8.25% 2030	$1,700	1,566
Cinemark USA, Inc., Term Loan B, 2.04% 20133,5,6	822	785
Cinemark USA, Inc. 8.625% 20194	2,000	2,090
Kabel Deutschland GmbH 10.625% 2014	2,625	2,756
Vidéotron Ltée 6.875% 2014	1,625	1,641
Vidéotron Ltée 6.375% 2015	1,000	982
AMC Entertainment Inc. 8.00% 2014	675	648
AMC Entertainment Inc. 8.75% 2019	1,750	1,794
Boyd Gaming Corp. 7.75% 2012	1,350	1,372
Boyd Gaming Corp. 6.75% 2014	1,000	906
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	2,265
Clear Channel Worldwide, Series B, 9.25% 20174	2,125	2,199
Tenneco Automotive Inc. 8.625% 2014	2,000	2,027
Thomson Learning 10.50% 20154	2,100	2,019
Seminole Tribe of Florida 5.798% 20134,5	980	944
Seminole Tribe of Florida 7.804% 20204,5	1,170	1,023
Mediacom LLC and Mediacom Capital Corp. 9.125% 20194	1,850	1,896
MDC Holdings, Inc. 5.50% 2013	1,750	1,760
Regal Cinemas Corp., Series B, 9.375% 2012	1,000	1,006
Regal Cinemas Corp. 8.625% 2019	625	653
Quebecor Media Inc. 7.75% 2016	1,575	1,579
American Media Operation 14.00% 20133,4,8	1,903	1,227
Radio One, Inc. 6.375% 2013	1,650	1,219
Standard Pacific Corp. 7.00% 2015	1,340	1,172
Thomson Corp. 6.20% 2012	1,035	1,114
Dollar General Corp. 11.875% 20173,8	790	916
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	674
Young Broadcasting Inc. 10.00% 20117	2,716	10
		322,129

INDUSTRIALS — 3.59%
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 20115	91	91
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20125	8,627	8,740
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 20125	1,000	1,006
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20145	9,300	8,905
Northwest Airlines, Inc., Term Loan A, 2.01% 20183,5,6	8,548	6,753
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20245	1,433	1,275
Burlington Northern Santa Fe Corp. 7.00% 2014	6,480	7,361
Burlington Northern Santa Fe Corp. 5.75% 2018	1,505	1,601
Burlington Northern Santa Fe Corp. 4.70% 2019	12,980	12,884
BNSF Funding Trust I 6.613% 20553	1,680	1,617
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20115	1,000	993
Continental Airlines, Inc. 8.75% 2011	2,000	1,945
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20125	3,570	3,592
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20185	159	145
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20185	1,023	972
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20195	1,629	1,561
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	2,938	2,903
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	933	923
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20215	2,649	2,530
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20225	536	502
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20225	1,325	1,206
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20225	2,439	2,376
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20225	2,273	2,249
Nielsen Finance LLC, Term Loan A, 2.235% 20133,5,6	2,542	2,393
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	8,800	9,218
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	3,000	3,386
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20169	4,200	3,854
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	710	797
Norfolk Southern Corp. 5.75% 2016	5,270	5,614
Norfolk Southern Corp. 5.90% 2019	2,250	2,407
Norfolk Southern Corp. 7.05% 2037	7,210	8,531
Lockheed Martin Corp. 4.25% 2019	16,250	15,717
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20125	1,310	1,264
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20125	683	682
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20125	1,850	1,762
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20135	8,535	8,569
AMR Corp. 9.00% 2016	1,500	1,088
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20195	139	109
AMR Corp. 10.20% 2020	1,345	868
AMR Corp. 10.00% 2021	1,200	744
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.03% 20143,5,6	4,212	3,866
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.04% 20143,5,6	4,316	3,962
DAE Aviation Holdings, Inc. 11.25% 20154	8,255	7,017
Volvo Treasury AB 5.95% 20154	12,885	13,311
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,531
Koninklijke Philips Electronics NV 6.875% 2038	7,150	8,138
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 20115,7	3,633	4,932
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20125	293	293
United Air Lines, Inc., Term Loan B, 2.313% 20143,5,6	4,137	3,277
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20062,5,7	230	—
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20245	3,614	3,108
TransDigm Inc. 7.75% 20144	8,000	8,140
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	7,325	7,453
Canadian National Railway Co. 4.95% 2014	1,430	1,528
Canadian National Railway Co. 5.55% 2018	5,375	5,738
Union Pacific Corp. 5.125% 2014	2,300	2,452
Union Pacific Corp. 5.75% 2017	1,080	1,141
Union Pacific Corp. 5.70% 2018	3,265	3,426
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,800
Allied Waste North America, Inc. 7.25% 2015	2,000	2,092
Allied Waste North America, Inc. 6.875% 2017	2,000	2,126
Ashtead Group PLC 8.625% 20154	1,000	1,010
Ashtead Capital, Inc. 9.00% 20164	5,660	5,695
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20114,5	1,000	1,040
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20134,5	1,319	1,346
BAE Systems Holdings Inc. 6.375% 20194	3,860	4,159
Northrop Grumman Corp. 5.05% 2019	6,180	6,323
CSX Corp. 6.25% 2015	5,000	5,513
Raytheon Co. 4.40% 2020	5,525	5,453
ARAMARK Corp., Term Loan B, 2.126% 20143,5,6	2,978	2,825
ARAMARK Corp., Letter of Credit, 4.721% 20143,5,6	196	186
ARAMARK Corp. 3.781% 20153	200	184
ARAMARK Corp. 8.50% 2015	2,175	2,251
B/E Aerospace 8.50% 2018	4,330	4,601
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.231% 20143,5,6	5,425	4,101
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.231% 20143,5,6	312	236
Kansas City Southern Railway Co. 8.00% 2015	3,900	4,061
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	3,274
John Deere Capital Corp. 5.40% 2011	2,000	2,138
John Deere Capital Corp., Series D, 4.50% 2013	500	525
Navistar International Corp. 8.25% 2021	2,500	2,575
US Investigations Services, Inc. 11.75% 20164	2,955	2,560
Atlas Copco AB 5.60% 20174	2,340	2,363
American Standard Inc. 7.625% 2010	2,300	2,313
Atrium Companies, Inc., Term Loan B, 11.75% 20123,5,6,8	3,215	1,855
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,796
Waste Management, Inc. 7.375% 2010	650	673
WMX Technologies, Inc. 7.10% 2026	500	543
RailAmerica, Inc. 9.25% 2017	1,125	1,202
Hutchison Whampoa International Ltd. 6.50% 20134	972	1,057
General Electric Capital Corp., Series A, 0.545% 20183	1,000	882
Navios Maritime Holdings Inc. 8.875% 20174	780	814
		302,018

TELECOMMUNICATION SERVICES — 2.92%
Verizon Communications Inc. 3.75% 2011	7,040	7,262
Verizon Communications Inc. 7.375% 2013	5,000	5,748
Verizon Communications Inc. 5.55% 2014	2,900	3,150
Verizon Communications Inc. 5.50% 2017	8,885	9,390
Verizon Communications Inc. 8.50% 2018	7,250	9,007
Verizon Communications Inc. 8.75% 2018	8,750	10,947
AT&T Corp. 7.30% 20113	1,850	2,038
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,031
Centennial Communications Corp. 6.04% 20133	500	500
AT&T Inc. 6.70% 2013	4,000	4,517
SBC Communications Inc. 5.10% 2014	2,700	2,907
SBC Communications Inc. 5.625% 2016	6,750	7,261
AT&T Inc. 5.50% 2018	10,000	10,451
AT&T Inc. 5.80% 2019	5,850	6,247
SBC Communications Inc. 6.45% 2034	2,130	2,179
AT&T Inc. 6.40% 2038	2,300	2,371
Olivetti Finance NV 7.25% 2012	€905	1,422
Telecom Italia Capital SA, Series B, 5.25% 2013	$750	790
Telecom Italia Capital SA 4.95% 2014	6,450	6,692
Telecom Italia Capital SA 5.25% 2015	4,000	4,187
Telecom Italia Capital SA 6.999% 2018	5,500	6,061
Telecom Italia SpA 7.75% 2033	€1,350	2,291
Telecom Italia Capital SA 7.20% 2036	$350	382
Telecom Italia Capital SA 7.721% 2038	3,040	3,511
Qwest Capital Funding, Inc. 7.90% 2010	4,295	4,402
Qwest Capital Funding, Inc. 7.25% 2011	11,475	11,705
Qwest Communications International Inc. 7.25% 2011	4,000	4,040
Qwest Corp. 8.875% 2012	1,250	1,350
Nextel Communications, Inc., Series E, 6.875% 2013	9,900	9,653
Nextel Communications, Inc., Series F, 5.95% 2014	195	183
Nextel Communications, Inc., Series D, 7.375% 2015	8,580	8,387
France Télécom 7.75% 20113	1,000	1,072
France Télécom 4.375% 2014	5,520	5,774
France Télécom 5.375% 2019	3,830	4,045
American Tower Corp. 4.625% 20154	6,475	6,557
American Tower Corp. 7.00% 2017	2,650	2,948
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,290
Telefónica Emisiones, SAU 4.949% 2015	3,790	4,056
Cricket Communications, Inc. 9.375% 2014	8,580	8,666
MetroPCS Wireless, Inc. 9.25% 2014	4,400	4,477
MetroPCS Wireless, Inc. 9.25% 2014	3,575	3,638
Vodafone Group PLC 5.625% 2017	6,500	6,914
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,752
Windstream Corp. 8.625% 2016	4,800	4,908
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,516
Deutsche Telekom International Finance BV 6.75% 2018	4,000	4,486
British Telecommunications PLC 5.95% 2018	5,515	5,614
Singapore Telecommunications Ltd. 6.375% 20114	5,000	5,421
Rogers Wireless Inc. 7.25% 2012	2,500	2,819
Rogers Wireless Inc. 7.50% 2015	1,975	2,309
Wind Acquisition SA 11.75% 20174	4,550	4,994
Clearwire Communications LLC/Finance 12.00% 20154	3,250	3,315
SBA Telecommunications, Inc. 8.00% 20164	2,300	2,415
Crown Castle International Corp. 9.00% 2015	700	747
Crown Castle International Corp. 7.75% 20174	750	802
Hawaiian Telcom Communications, Inc. 8.765% 20133,7	2,195	49
Hawaiian Telcom Communications, Inc. 9.75% 20137	2,870	65
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20157	1,125	—
		245,711

UTILITIES — 2.55%
National Rural Utilities Cooperative Finance Corp. 2.625% 2012	5,400	5,437
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	10,000	10,833
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	300	303
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	2,500	2,613
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,500	4,645
Ohio Edison Co. 6.40% 2016	7,750	8,340
Cleveland Electric Illuminating Co. 8.875% 2018	5,000	6,183
Jersey Central Power & Light Co. 7.35% 2019	4,500	5,116
Ohio Edison Co. 6.875% 2036	2,300	2,464
Edison Mission Energy 7.75% 2016	6,000	5,130
Midwest Generation, LLC, Series B, 8.56% 20165	3,823	3,862
Edison Mission Energy 7.00% 2017	4,050	3,220
Edison Mission Energy 7.20% 2019	5,250	4,003
Edison Mission Energy 7.625% 2027	4,500	3,071
Enel Finance International 3.875% 20144	15,455	15,660
ENEL SpA 5.625% 2027	€1,130	1,724
Progress Energy, Inc. 7.05% 2019	$14,550	16,306
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	4,000	4,207
Consumers Energy Co. 5.65% 2018	940	985
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	9,923
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,311
MidAmerican Energy Co. 5.30% 2018	4,000	4,129
MidAmerican Energy Holdings Co. 5.75% 2018	6,500	6,862
AES Corp. 9.375% 2010	4,769	4,948
AES Corp. 8.75% 20134	4,358	4,489
AES Red Oak, LLC, Series A, 8.54% 20195	764	766
AES Red Oak, LLC, Series B, 9.20% 20295	2,500	2,356
Veolia Environnement 5.25% 2013	2,070	2,191
Veolia Environnement 6.00% 2018	4,000	4,231
Veolia Environnement 6.125% 2033	€2,740	4,272
E.ON International Finance BV 5.80% 20184	$9,740	10,478
Electricité de France SA 6.50% 20194	9,000	10,121
Iberdrola Finance Ireland 3.80% 20144	7,215	7,255
Scottish Power PLC 5.375% 2015	1,230	1,307
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.735% 20143,5,6	2,940	2,395
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	6,475	5,277
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	550	448
Israel Electric Corp. Ltd. 7.70% 20184	500	547
Israel Electric Corp. 7.25% 2019	5,250	5,695
NRG Energy, Inc. 7.25% 2014	725	736
NRG Energy, Inc. 7.375% 2016	4,675	4,692
Niagara Mohawk Power 3.553% 20144	2,625	2,620
National Grid PLC 6.30% 2016	2,315	2,521
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,042
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	161
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,538
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,587
PG&E Corp. 5.75% 2014	2,000	2,158
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	109
		214,267

ENERGY — 2.39%
Kinder Morgan Energy Partners LP 6.00% 2017	380	400
Kinder Morgan Energy Partners LP 9.00% 2019	1,320	1,627
Kinder Morgan Energy Partners LP 6.85% 2020	15,780	17,537
Kinder Morgan Energy Partners LP 6.50% 2037	900	910
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	7,484
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,179
TransCanada PipeLines Ltd. 6.35% 20673	16,495	15,499
Williams Companies, Inc. 6.375% 20104	1,000	1,018
Williams Companies, Inc. 7.125% 2011	500	535
Williams Companies, Inc. 8.125% 2012	6,180	6,788
Williams Companies, Inc. 7.625% 2019	7,890	8,860
Williams Companies, Inc. 7.875% 2021	4,595	5,281
Williams Companies, Inc. 8.75% 2032	2,400	2,880
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,506
Enbridge Energy Partners, LP 9.875% 2019	11,250	14,268
Gaz Capital SA, Series 9, 6.51% 2022	13,500	12,420
Gaz Capital SA 7.288% 20374	2,000	1,855
Chevron Corp. 4.95% 2019	12,230	12,906
Rockies Express Pipeline LLC 6.25% 20134	5,000	5,467
Rockies Express Pipeline LLC 6.85% 20184	4,300	4,760
StatoilHydro ASA 2.90% 2014	3,110	3,101
StatoilHydro ASA 5.25% 2019	6,130	6,509
Sunoco, Inc. 9.625% 2015	5,750	6,850
Sunoco, Inc. 5.75% 2017	2,000	2,025
Petrobras International 5.75% 2020	4,800	4,907
Petrobras International 6.875% 2040	2,240	2,313
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20145	608	661
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20144,5	324	353
Ras Laffan Liquefied Natural Gas III 5.832% 20165	2,000	2,120
Ras Laffan Liquefied Natural Gas II 5.298% 20204,5	2,500	2,524
Ras Laffan Liquefied Natural Gas II 5.298% 20205	1,095	1,106
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	2,950	3,017
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,500	2,529
Shell International Finance B.V. 4.00% 2014	4,860	5,076
Devon Energy Corp. 6.30% 2019	3,610	4,027
Husky Energy Inc. 7.25% 2019	2,090	2,420
Qatar Petroleum 5.579% 20114,5	1,834	1,885
Petroleum Export Ltd., Class A-3, 5.265% 20114,5	1,817	1,771
Enterprise Products Operating LLC 7.00% 20673	1,945	1,727
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20144,5	1,608	1,616
Premcor Refining Group Inc. 6.75% 2011	1,250	1,288
Gulfstream Natural Gas 6.19% 20254	1,220	1,187
Petroplus Finance Ltd. 9.375% 20194	950	950
		201,142

HEALTH CARE — 1.85%
Roche Holdings Inc. 5.00% 20144	6,250	6,712
Roche Holdings Inc. 6.00% 20194	23,070	25,486
Schering-Plough Corp. 5.375% 2014	€3,955	6,200
Schering-Plough Corp. 6.00% 2017	$9,990	11,114
Merck & Co., Inc. 5.00% 2019	1,900	1,979
HCA Inc., Term Loan B1, 2.501% 20133,5,6	3,191	3,060
HCA Inc. 9.125% 2014	580	613
HCA Inc. 9.25% 2016	680	732
HCA Inc. 9.625% 20163,8	715	776
HCA Inc. 8.50% 20194	3,405	3,686
HCA Inc. 7.875% 20204	1,260	1,315
Abbott Laboratories 5.125% 2019	6,020	6,308
Abbott Laboratories 6.00% 2039	1,980	2,095
Biogen Idec Inc. 6.00% 2013	7,750	8,237
Express Scripts Inc. 5.25% 2012	5,460	5,805
Express Scripts Inc. 6.25% 2014	2,020	2,206
VWR Funding, Inc. 11.25% 20153,8	7,320	7,649
Hospira, Inc. 6.40% 2015	3,796	4,206
Hospira, Inc. 6.05% 2017	2,810	2,945
PTS Acquisition Corp. 10.25% 20153,8	7,669	6,959
Boston Scientific Corp. 5.45% 2014	225	237
Boston Scientific Corp. 4.50% 2015	1,200	1,204
Boston Scientific Corp. 6.00% 2020	2,390	2,447
Boston Scientific Corp. 7.00% 2035	1,600	1,578
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,402
AstraZeneca PLC 5.40% 2012	4,500	4,919
Elan Finance PLC and Elan Finance Corp. 4.381% 20133	2,440	2,092
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	2,600	2,496
Novartis Securities Investment Ltd. 5.125% 2019	4,270	4,494
Pfizer Inc. 6.20% 2019	3,930	4,376
HealthSouth Corp. 10.75% 2016	3,715	4,059
Cardinal Health, Inc. 4.00% 2015	2,715	2,667
Cardinal Health, Inc. 5.80% 2016	1,235	1,244
WellPoint, Inc. 5.25% 2016	3,625	3,664
Tenet Healthcare Corp. 7.375% 2013	1,000	1,008
Tenet Healthcare Corp. 9.00% 20154	350	380
Tenet Healthcare Corp. 9.25% 2015	1,245	1,332
Surgical Care Affiliates, Inc. 10.00% 20174	2,500	2,313
Quintiles Transnational 9.50% 20143,4,8	1,585	1,597
		155,592

CONSUMER STAPLES — 1.43%
Anheuser-Busch InBev NV 7.20% 20144	5,000	5,676
Anheuser-Busch InBev NV 4.125% 20154	10,000	10,165
Anheuser-Busch InBev NV 6.875% 20194	3,320	3,713
Anheuser-Busch InBev NV 7.75% 20194	10,315	12,097
Anheuser-Busch InBev NV 5.375% 20204	4,500	4,600
CVS Caremark Corp. 6.60% 2019	6,300	6,906
CVS Caremark Corp. 6.943% 20305	7,278	7,336
Kroger Co. 5.00% 2013	4,500	4,762
Kroger Co. 7.50% 2014	1,650	1,885
Kroger Co. 6.40% 2017	4,130	4,519
Tesco PLC 5.50% 20174	10,035	10,578
Tesco PLC 5.50% 2033	£330	522
Wal-Mart Stores, Inc. 5.375% 2017	$2,605	2,807
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,220
British American Tobacco International Finance PLC 9.50% 20184	8,137	10,349
Altria Group, Inc. 9.70% 2018	5,000	6,191
SUPERVALU INC. 7.50% 2012	585	605
Albertson’s, Inc. 7.25% 2013	1,790	1,821
SUPERVALU INC. 8.00% 2016	1,950	1,989
Constellation Brands, Inc. 7.25% 2017	4,000	4,075
Stater Bros. Holdings Inc. 8.125% 2012	2,550	2,588
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,454
Tyson Foods, Inc. 7.85% 20163	3,355	3,456
H.J Heinz Co. 7.125% 20394	1,400	1,588
Safeway Inc. 6.25% 2014	1,420	1,561
Diageo Capital PLC 5.75% 2017	1,000	1,078
		120,541

INFORMATION TECHNOLOGY — 1.30%
NXP BV and NXP Funding LLC 3.034% 20133	8,025	6,691
NXP BV and NXP Funding LLC 3.492% 20133	€1,100	1,245
NXP BV and NXP Funding LLC 10.00% 201310	$8,398	8,597
NXP BV and NXP Funding LLC 7.875% 2014	15,595	14,230
Sanmina-SCI Corp. 6.75% 2013	2,725	2,701
Sanmina-SCI Corp. 3.004% 20143,4	2,275	2,099
Sanmina-SCI Corp. 8.125% 2016	11,525	11,554
Freescale Semiconductor, Inc., Term Loan B, 1.985% 20133,5,6	1,259	1,105
Freescale Semiconductor, Inc. 9.875% 20143,8	1,049	933
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20145,6	7,226	7,452
Freescale Semiconductor, Inc. 10.125% 2016	774	627
First Data Corp., Term Loan B2, 2.999% 20143,5,6	5,882	5,242
First Data Corp. 9.875% 2015	4,000	3,750
Jabil Circuit, Inc. 8.25% 2018	8,300	8,923
Western Union Co. 5.93% 2016	6,000	6,481
SunGard Data Systems Inc. 9.125% 2013	5,500	5,665
Oracle Corp. 6.50% 2038	5,000	5,509
National Semiconductor Corp. 6.15% 2012	4,500	4,716
KLA-Tencor Corp. 6.90% 2018	3,750	3,952
Xerox Corp. 7.125% 2010	2,500	2,557
Celestica Inc. 7.625% 2013	1,925	2,004
Advanced Micro Devices, Inc. 8.125% 20174	1,675	1,677
Electronic Data Systems Corp., Series B, 6.00% 20133	1,500	1,659
		109,369

MATERIALS — 1.05%
Dow Chemical Co. 8.55% 2019	6,070	7,254
Dow Chemical Co. 9.40% 2039	5,975	7,924
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,040	2,226
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	10,360	11,360
Rio Tinto Finance (USA) Ltd. 9.00% 2019	8,280	10,497
International Paper Co. 7.40% 2014	500	557
International Paper Co. 7.95% 2018	4,285	4,950
International Paper Co. 7.50% 2021	$2,835	3,183
CRH Finance BV 7.375% 20143	€2,000	3,259
CRH America, Inc. 6.00% 2016	$360	377
CRH America, Inc. 8.125% 2018	4,140	4,836
Nalco Co. 8.25% 20174	5,000	5,337
Ball Corp. 7.125% 2016	2,705	2,786
Ball Corp. 7.375% 2019	2,000	2,065
Teck Resources Ltd. 9.75% 2014	4,000	4,635
Lafarge 6.15% 2011	3,530	3,680
Reynolds Group 7.75% 20164	3,425	3,519
Owens-Brockway Glass Container Inc. 8.25% 2013	1,090	1,125
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,764
Holcim Ltd. 6.00% 20194	$325	339
Holcim Ltd. 6.875% 20394	2,250	2,371
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,154
Graphic Packaging International, Inc. 9.50% 2017	$875	932
Georgia-Pacific Corp., First Lien Term Loan B, 2.256% 20123,5,6	675	656
		87,786

ASSET-BACKED OBLIGATIONS5 — 0.56%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	2,282	2,314
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	1,762	1,788
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,494	2,563
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,265	4,320
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	2,158	2,184
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	5,000	5,115
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 0.363% 20123	4,000	3,969
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,743	3,816
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	2,790	2,803
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,633
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20144	2,445	2,499
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20134	2,419	2,463
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,576
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,474	1,498
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 20123,4	1,455	1,484
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.373% 20373	1,649	1,159
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	1,137	1,148
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20124	1,036	1,055
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 20363	3,145	1,032
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20373	1,500	780
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	1,337	467
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20174	228	196
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	151	150
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.331% 20373	1,714	69
		47,081

MUNICIPALS — 0.05%
State of California, Various Purpose General Obligation Bonds, 7.50% 2034	2,040	2,002
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,595
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	1,104	883
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	51	43
		4,523

Total bonds, notes & other debt instruments (cost: $7,513,782,000)		7,633,018

		Value
Preferred stocks — 1.02%	Shares	(000)

FINANCIALS — 1.02%
SMFG Preferred Capital USD 3 Ltd. 9.50%3,4	8,509,000	$8,977
SMFG Preferred Capital GBP 2 Ltd. 10.231%3	1,400,000	2,558
Royal Bank of Scotland Group PLC, Series U, 7.64%3	11,500,000	6,217
RBS Capital Trust II 6.425% noncumulative trust3	6,000,000	3,690
PNC Preferred Funding Trust III 8.70%3,4	4,900,000	5,032
PNC Preferred Funding Trust I 6.517%3,4	4,700,000	3,523
Barclays Bank PLC 7.434%3,4	6,650,000	6,151
Barclays Bank PLC 5.926%3,4	1,000,000	760
BNP Paribas 7.195%3,4	5,800,000	5,394
BNP Paribas Capital Trust 9.003% noncumulative trust3,4	850,000	841
Wells Fargo & Co. 7.98%3	5,500,000	5,541
Bank of America Corp., Series V, 7.00%	250,000	5,413
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative3	7,750,000	5,329
Société Générale 5.922%3,4	6,630,000	5,172
JPMorgan Chase & Co., Series I, 7.90%3	4,350,000	4,502
AXA SA, Series B, 6.379%3,4	3,360,000	2,722
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up3,4	2,000,000	2,435
ING Capital Funding Trust III 8.439% noncumulative3	2,700,000	2,336
Banco Bilbao Vizcaya Argentaria, SA, 5.919%3	2,495,000	2,011
Fannie Mae, Series O, 0%3,4,11	960,808	1,537
Lloyds Banking Group PLC 6.657% preference shares3,4	2,500,000	1,503
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	65,000	1,467
Resona Preferred Global Securities (Cayman) Ltd. 7.191%3,4	1,502,000	1,230
QBE Capital Funding II LP 6.797%3,4	1,415,000	1,211
Freddie Mac, Series Z, 8.375%11	210,000	232

Total preferred stocks (cost: $94,764,000)		85,784

Common stocks — 0.08%

MATERIALS — 0.06%
Georgia Gulf Corp.11	296,439	5,152

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.11	32,500	115

CONSUMER DISCRETIONARY — 0.00%
Adelphia Recovery Trust, Series ACC-111	2,409,545	77
Adelphia Recovery Trust, Series ACC-6B2,11	500,000	3
American Media Operations, Inc.2,4,11	32,601	—
		80

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust2,11	16,114	1

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.11	1,134	1

MISCELLANEOUS — 0.02%
Other common stocks in initial period of acquisition		1,249

Total common stocks (cost: $8,329,000)		6,598

		Value
Rights & warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series B, warrants, expire 201011	1,704	$—
XO Holdings, Inc., Series A, warrants, expire 201011	2,273	—
XO Holdings, Inc., Series C, warrants, expire 201011	1,704	—
GT Group Telecom Inc., warrants, expire 20102,4,11	1,000	—

Total rights & warrants (cost: $52,000)		—

	Principal amount
Short-term securities — 11.63%	(000)

U.S. Treasury Bills 0.17%–0.325% due 5/6–9/23/2010	$294,400	294,109
Freddie Mac 0.14%–0.24% due 3/29–5/18/2010	151,900	151,832
JPMorgan Chase Funding Inc. 0.18% due 1/19/20104	50,000	49,993
JPMorgan Chase & Co. 0.03% due 1/4/2010	29,500	29,500
Park Avenue Receivables Co., LLC 0.15% due 1/4/20104	5,500	5,500
Coca-Cola Co. 0.15%–0.22% due 2/2–5/13/20104	66,850	66,807
Fannie Mae 0.25%–0.43% due 3/3–12/3/2010	66,300	66,154
Federal Home Loan Bank 0.122% due 1/13/2010	62,200	62,198
Johnson & Johnson 0.20% due 6/21/20104	50,000	49,940
Chevron Funding Corp. 0.11% due 1/7/2010	40,000	39,999
Federal Farm Credit Banks 0.12%–0.20% due 1/6–6/15/2010	32,000	31,989
Straight-A Funding LLC 0.16%–0.18% due 1/19–2/3/20104	30,002	29,998
Procter & Gamble International Funding S.C.A. 0.23% due 1/5/20104	29,200	29,199
Paccar Financial Corp. 0.17% due 2/16/2010	25,800	25,794
Microsoft Corp. 0.16% due 4/14/20104	23,100	23,088
Private Export Funding Corp. 0.08% due 1/11/20104	12,500	12,500
General Electric Capital Services, Inc. 0.17% due 2/18/2010	10,000	9,997

Total short-term securities (cost: $978,465,000)		978,597

Total investment securities (cost: $8,595,392,000)		8,703,997
Other assets less liabilities		(293,852)

Net assets		$8,410,145

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government retail price index.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $177,905,000, which represented 2.12% of the net assets of the fund.
3Coupon rate may change periodically.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,102,733,000, which represented 13.11% of the net assets of the fund.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $91,350,000, which represented 1.09% of the net assets of the fund.

7Scheduled interest and/or principal payment was not received.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Step bond; coupon rate will increase at a later date.

10Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $6,707,000) may be subject to legal or contractual restrictions on resale.

11Security did not produce income during the last 12 months.

Key to symbols and abbreviations

A$ = Australian dollars
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor

Bond Fund
Summary investment portfolio, December 31, 2009

Largest Holdings (By issuer)	Percent of net assets

U.S. Treasury	25.82
Fannie Mae	16.45
Freddie Mac	4.42
Federal Home Loan Bank	1.59
United Mexican States	1.12
Polish Government	.91
Irish Government	.73
Bank of America	.70
South Korean Government	.70
Barclays	.62

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 90.76%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 31.36%
U.S. Treasury:
1.75% 2011	$67,140	$67,994
1.75% 2012	50,000	50,330
4.50% 2012	30,000	32,114
1.875% 2013 (1) (2)	40,606	42,855
2.00% 2013	136,795	136,089
3.375% 2013	105,760	111,031
1.75% 2014	147,660	144,885
2.00% 2014 (1) (2)	52,354	55,492
2.25% 2014	52,500	52,151
1.625% 2015 (1) (2)	56,606	58,982
4.00% 2015	38,480	40,908
4.125% 2015	31,970	34,097
4.25% 2015	89,250	95,553
2.375% 2016	104,000	99,523
3.00% 2016	77,760	76,490
3.125% 2016	59,000	58,267
3.25% 2016	96,000	96,187
5.125% 2016	34,750	38,763
7.50% 2016	39,750	50,119
8.75% 2017	75,000	101,431
3.75% 2018	122,750	122,765
3.875% 2018	71,500	72,617
2.75% 2019	56,120	51,681
3.125% 2019	161,100	152,586
3.625% 2019	64,705	63,626
4.50% 2039	47,500	46,446
1.00%-9.25% 2011-2039 (1) (2)	210,321	218,855	25.82
Freddie Mac:
2.125% 2012	50,000	50,441
5.75% 2012	40,000	43,532
2.50%-5.25% 2010-2014	63,320	64,198	1.88
Federal Home Loan Bank:
1.75% 2012	44,000	43,998
4.00% 2013	30,000	31,770
2.25%-5.375% 2012-2016	55,250	57,672	1.59
Fannie Mae 2.50%-5.50% 2011-2014	70,500	72,450	.86
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.501%-2.20% 2012 (3)	27,000	27,318	.33
Other securities		74,300	.88
		2,637,516	31.36

Mortgage-backed obligations (4) - 20.26%
Fannie Mae:
4.50% 2021	65,874	68,334
4.50% 2024	33,131	34,128
4.50% 2024	32,922	33,925
4.50% 2025	174,515	179,532
6.00% 2037	46,511	49,345
5.00% 2038	41,453	42,595
5.50% 2038	96,848	101,504
6.00% 2038	29,699	31,510
6.00% 2040	137,211	145,337
3.619%-10.037% 2010-2042 (3)	597,360	623,058	15.57
Freddie Mac:
6.00% 2036	36,982	39,335
5.50% 2040	40,844	42,790
0%-6.50% 2015-2040 (3)	126,767	131,690	2.54
Other securities		180,798	2.15
		1,703,881	20.26

Bonds & notes of governments & government agencies outside the U.S. - 9.59%
United Mexican States Government 7.75%-10.00% 2014-2036	MXN 923,400	73,757
United Mexican States Government Global 5.875%-9.875% 2010-2040	$19,850	20,714	1.12
Other securities		712,113	8.47
		806,584	9.59

Financials - 8.03%
JPMorgan Chase & Co. 3.70%-6.30% 2015-2019 (3)	30,550	31,670	.38
Other securities		643,208	7.65
		674,878	8.03

Consumer discretionary - 3.83%
Other securities		322,129	3.83

Industrials - 3.59%
Other securities		302,018	3.59

Telecommunication services - 2.92%
Other securities		245,711	2.92

Utilities - 2.55%
Other securities		214,267	2.55

Energy - 2.39%
Other securities		201,142	2.39

Health care - 1.85%
Other securities		155,592	1.85

Consumer staples - 1.43%
Other securities		120,541	1.43

Information technology - 1.30%
Other securities		109,369	1.30

Materials - 1.05%
Other securities		87,786	1.05

Other - 0.61%
Other securities		51,604	.61

Total bonds, notes & other debt instruments (cost: $7,513,782,000)		7,633,018	90.76

	Shares
Preferred stocks - 1.02%

Financials - 1.02%
JPMorgan Chase & Co., Series I, 7.90% (3)	4,350,000	4,502	.05
Fannie Mae, Series O, 0% (3) (5) (6)	960,808	1,537	.02
Freddie Mac, Series Z, 8.375% (6)	210,000	232	.00
Other securities		79,513	.95

Total preferred stocks (cost: $94,764,000)		85,784	1.02

Common stocks - 0.08%

Other - 0.06%
Other securities		5,349	.06

Miscellaneous - 0.02%
Other common stocks in initial period of acquisition		1,249	.02

Total common stocks (cost: $8,329,000)		6,598	.08

Rights & warrants - 0.00%

Telecommunication services - 0.00%
Other securities		0	.00

Total rights & warrants (cost: $52,000)		0	.00

	Principal
	amount
Short-term securities - 11.63%	(000)

U.S. Treasury Bills 0.17%-0.325% due 5/6-9/23/2010	$294,400	294,109	3.50
Freddie Mac 0.14%-0.24% due 3/29-5/18/2010	151,900	151,832	1.80
JPMorgan Chase Funding Inc. 0.18% due 1/19/2010 (5)	50,000	49,993
JPMorgan Chase & Co. 0.03% due 1/4/2010	29,500	29,500
Park Avenue Receivables Co., LLC 0.15% due 1/4/2010 (5)	5,500	5,500	1.01
Coca-Cola Co. 0.15%-0.22% due 2/2-5/13/2010 (5)	66,850	66,807	.79
Fannie Mae 0.25%-0.43% due 3/3-12/3/2010	66,300	66,154	.79
Federal Home Loan Bank 0.122% due 1/13/2010	62,200	62,198	.74
Johnson & Johnson 0.20% due 6/21/2010 (5)	50,000	49,940	.59
Chevron Funding Corp. 0.11% due 1/7/2010	40,000	39,999	.48
Federal Farm Credit Banks 0.12%-0.20% due 1/6-6/15/2010	32,000	31,989	.38
Other securities		130,576	1.55

Total short-term securities (cost: $978,465,000)		978,597	11.63

Total investment securities (cost: $8,595,392,000)		8,703,997	103.49
Other assets less liabilities		(293,852)	(3.49)

Net assets		$8,410,145	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $8,597,000, which represented .10% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $177,905,000, which represented 2.12% of the net assets of the fund.

(3) Coupon rate may change periodically.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,102,733,000, which represented 13.11% of the net assets of the fund.

(6) Security did not produce income during the last 12 months.

Key to abbreviation
MXN = Mexican pesos

See Notes to Financial Statements

Global Bond Fund
Investment portfolio

December 31, 2009

Bonds, notes & other debt instruments — 93.41%	Principal amount (000)	Value (000)

EUROS — 26.64%
German Government 4.25% 2012	€60	US$ 92
German Government 5.00% 2012	2,100	3,260
German Government 3.75% 2013	12,134	18,408
German Government 4.50% 2013	3,525	5,441
German Government, Series 6, 4.00% 2016	14,160	21,587
German Government 3.75% 2017	9,905	14,858
German Government 4.25% 2017	10,400	16,043
German Government, Series 7, 4.00% 2018	8,285	12,572
German Government 3.75% 2019	1,960	2,904
German Government 6.25% 2030	5,700	10,428
German Government 4.75% 2034	3,695	5,743
Irish Government 5.00% 2013	6,000	9,128
Irish Government 4.00% 2014	9,035	13,282
Irish Government 4.50% 2018	1,415	2,013
Irish Government 4.40% 2019	1,525	2,117
Irish Government 5.90% 2019	12,690	19,654
Netherlands Government Eurobond 4.00% 2011	2,450	3,621
Netherlands Government Eurobond 4.25% 2013	12,610	19,400
Netherlands Government Eurobond 4.50% 2017	7,815	12,125
Netherlands Government Eurobond 4.00% 2018	7,225	10,787
Greek Government 5.50% 2014	5,815	8,444
Greek Government 6.00% 2019	9,610	13,914
Italian Government 3.75% 2011	1,220	1,796
Italian Government 3.75% 2013	4,750	7,074
Italian Government 4.50% 2019	6,050	9,102
French Government B.T.A.N. Eurobond 4.50% 2013	5,250	8,115
French Government O.A.T. Eurobond 4.00% 2014	1,960	2,984
KfW 4.375% 2013	7,125	10,922
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 20131	2,000	3,047
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 20161	3,500	5,243
European Investment Bank 4.25% 2014	1,300	2,000
European Investment Bank 4.75% 2017	2,975	4,653
Dexia Municipal Agency 4.50% 20171	4,250	6,376
Spanish Government 4.40% 2015	1,000	1,525
Spanish Government 4.60% 2019	2,575	3,881
Royal Bank of Scotland PLC 6.934% 2018	3,875	5,165
Barclays Bank PLC 4.00% 20191	3,450	4,890
Barclays Bank PLC 4.50% 20192	150	215
Allied Irish Banks, PLC 12.50% 2019	3,015	4,489
Finland (Republic of) 5.375% 2013	2,340	3,719
Belgium (Kingdom of), Series 23, 8.00% 2015	2,050	3,672
Schering-Plough Corp. 5.375% 2014	2,295	3,598
Merrill Lynch & Co., Inc. 4.625% 2018	2,325	2,986
Koninklijke KPN NV 6.50% 2016	650	1,053
Koninklijke KPN NV 4.75% 2017	1,250	1,849
Hungarian Government 6.75% 2014	450	702
Hungarian Government 3.50% 2016	750	1,000
Hungarian Government 4.375% 2017	300	419
Northern Rock PLC, Series 7, 4.125% 20171	1,650	2,097
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	250	383
UniCredito Italiano SpA 3.95% 2016	300	397
UniCredito Italiano SpA 5.75% 2017	850	1,289
CRH Finance BV 7.375% 20142	1,235	2,013
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,973
Polish Government 5.875% 2014	1,250	1,947
Standard Chartered Bank 5.875% 2017	1,250	1,885
PLD International Finance LLC 4.375% 2011	1,250	1,818
AT&T Inc. 6.125% 2015	1,000	1,606
France Télécom 7.25% 2013	500	811
France Télécom 5.625% 2018	500	788
Wal-Mart Stores, Inc. 4.875% 2029	1,000	1,411
Volvo Treasury AB 5.00% 2017	1,000	1,411
Bank of Scotland PLC 5.625% 2013	775	1,177
HBOS PLC 4.375% 20192	155	187
Telecom Italia SpA 7.75% 2033	800	1,358
Gaz Capital SA, Series 13, 6.605% 2018	900	1,318
Novartis Finance SA, 4.25% 2016	750	1,125
Province De Québec 3.375% 2016	750	1,070
Croatian Government 5.00% 2014	460	677
Croatian Government 6.50% 2015	250	377
NGG Finance PLC 6.125% 2011	150	228
National Grid Transco PLC 4.375% 2020	450	639
BHP Billiton Finance Ltd. 6.375% 2016	500	825
NXP BV and NXP Funding LLC 3.492% 20132	250	283
NXP BV and NXP Funding LLC 8.625% 2015	450	480
Société Générale 6.999% (undated)2	550	725
Commerzbank AG, Series 551, 4.125% 20162	550	716
Veolia Environnement 4.875% 2013	150	227
Veolia Environnement 6.125% 2033	305	476
FCE Bank PLC 7.125% 2013	500	698
Verizon Communications Inc. 8.75% 2015	350	637
GlaxoSmithKline Capital PLC 5.125% 2012	400	614
Smurfit Kappa Acquisition 7.25% 2017	100	141
Smurfit Kappa Acquisition 7.75% 2019	300	425
ENEL SpA 5.625% 2027	320	488
Edcon (Proprietary) Ltd. 3.964% 20142	500	464
Anheuser-Busch InBev NV 8.625% 2017	250	453
Shinsei Bank, Ltd. 3.75% 20162	300	367
Resona Bank, Ltd. 3.75% 20152	250	358
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	281
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.012% 20162	500	203
Santander Issuances, SA Unipersonal 5.435% 20172	100	150
UPC Germany GmbH 9.625% 2019	100	145
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	101
Nalco Co. 9.00% 2013	35	51
		363,589

JAPANESE YEN — 5.84%
Japanese Government 1.30% 2011	¥1,163,950	12,716
Japanese Government 1.40% 2012	295,000	3,256
Japanese Government 0.70% 2013	220,000	2,397
Japanese Government 1.50% 2014	131,300	1,479
Japanese Government, Class 4, 0.50% 20153,4	146,450	1,491
Japanese Government 1.30% 2015	1,895,000	21,163
Japanese Government 1.70% 2016	2,312,650	26,397
Japanese Government 1.70% 2017	215,000	2,445
Japanese Government 1.50% 2018	134,250	1,492
Japanese Government 2.30% 2035	311,400	3,377
Japanese Government 2.40% 2038	313,200	3,464
		79,677

POLISH ZLOTY — 3.10%
Polish Government 5.25% 2013	PLN43,250	15,110
Polish Government 5.75% 2014	37,500	13,155
Polish Government 5.25% 2017	42,555	14,088
		42,353

SOUTH KOREAN WON — 2.86%
South Korean Government 5.75% 2010	KRW 1,250,000	1,097
South Korean Government 5.75% 2013	6,050,000	5,401
South Korean Government 4.25% 2014	7,560,000	6,337
South Korean Government 4.75% 2014	7,680,000	6,609
South Korean Government 5.00% 2014	2,510,000	2,171
South Korean Government 5.50% 2017	6,568,060	5,760
South Korean Government 5.75% 2018	13,100,000	11,631
		39,006

AUSTRALIAN DOLLARS — 2.40%
Queensland Treasury Corp., Series 12, 6.50% 2012	$ A 2,250	2,086
Queensland Treasury Corp., Series 15, 6.00% 2015	10,075	9,111
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	1,821
New South Wales Treasury Corp., Series 12, 6.00% 2012	2,250	2,063
New South Wales Treasury Corp., Series 14, 5.50% 2014	1,775	1,584
New South Wales Treasury Corp., Series 17, 5.50% 2017	5,250	4,557
European Investment Bank 6.125% 2017	4,400	3,906
Treasury Corp. of Victoria 6.25% 2012	2,250	2,075
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	2,250	2,016
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	1,750	1,513
KfW 6.25% 2012	1,600	1,465
Countrywide Financial Corp. 6.25% 2010	600	537
		32,734

MEXICAN PESOS — 2.05%
United Mexican States Government, Series M, 7.50% 2012	MXN45,000	3,546
United Mexican States Government, Series MI10, 9.50% 2014	80,100	6,651
United Mexican States Government, Series M10, 8.00% 2015	88,300	6,874
United Mexican States Government, Series M10, 7.25% 2016	44,000	3,316
United Mexican States Government, Series M10, 7.75% 2017	79,900	6,086
United Mexican States Government, Series M20, 10.00% 2024	6,800	597
United Mexican States Government, Series M30, 10.00% 2036	10,500	916
		27,986

DANISH KRONER — 2.03%
Nykredit 5.00% 20381	DKr45,501	8,809
Nykredit 6.00% 20381	10,498	2,099
Nykredit 6.00% 20381	6,097	1,217
Nykredit 6.00% 20411	8,431	1,681
Kingdom of Denmark 4.00% 2012	41,000	8,299
Kingdom of Denmark 5.00% 2013	19,985	4,197
Realkredit Danmark, interest only, 6.00% 20381	7,273	1,452
		27,754

BRITISH POUNDS — 1.80%
United Kingdom 4.25% 2011	£1,000	1,682
United Kingdom 2.75% 2015	2,025	3,225
United Kingdom 4.00% 2016	4,945	8,264
United Kingdom 3.75% 2019	710	1,116
United Kingdom 4.50% 2019	2,605	4,352
United Kingdom 6.00% 2028	2,000	3,891
RSA Insurance Group PLC 9.375% 20392	569	1,084
AXA SA 6.667% (undated)2	400	544
Wal-Mart Stores, Inc. 5.625% 2034	100	169
Tesco PLC 5.50% 2033	100	158
Allied Irish Banks, PLC 5.625% 20302	125	122
		24,607

SWEDISH KRONOR — 1.19%
Swedish Government 4.00% 20121	SKr18,000	2,603
Swedish Government 5.50% 2012	20,000	3,080
Swedish Government 6.75% 2014	41,010	6,751
Swedish Government 4.50% 2015	25,000	3,809
		16,243

MALAYSIAN RINGGITS — 1.17%
Malaysian Government 3.718% 2012	MYR11,700	3,484
Malaysian Government 5.094% 2014	28,120	8,697
Malaysian Government 3.741% 2015	5,270	1,535
Malaysian Government 3.814% 2017	3,000	863
Malaysian Government 4.24% 2018	5,000	1,468
		16,047

CANADIAN DOLLARS — 0.84%
Canadian Government 5.50% 2010	$ C 70	68
Canadian Government 5.25% 2012	250	259
Canadian Government 4.50% 2015	4,340	4,490
Canadian Government 4.25% 2018	500	506
Canadian Government 5.75% 2029	500	578
Hydro One Inc. 5.49% 2040	750	709
Rogers Communications Inc. 5.80% 2016	625	640
Province of New Brunswick 6.75% 2017	500	566
Canadian Imperial Bank 5.00% 2012	500	508
Province of Ontario, Series HC, 9.50% 2022	250	349
Province of Ontario 4.60% 2039	125	116
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	465
Province De Québec 9.375% 2023	250	346
Wells Fargo & Co. 6.05% 2012	250	259
Bank of Nova Scotia 5.04% 2013	250	256
Toronto-Dominion Bank 4.854% 2013	250	255
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	253
Canada Housing Trust 4.10% 2018	250	244
Thomson Reuters Corp. 5.70% 2015	150	157
Bank of Montreal 5.18% 2015	150	156
Royal Bank of Canada 5.20% 2012	150	154
TransCanada PipeLines Ltd. 5.05% 2014	125	128
		11,462

NORWEGIAN KRONER — 0.49%
Norwegian Government 6.50% 2013	NKr29,750	5,681
KfW 5.00% 2015	5,500	988
		6,669

SINGAPORE DOLLARS — 0.48%
Singapore (Republic of) 3.125% 2011	$ S4,700	3,438
Singapore (Republic of) 3.75% 2016	4,000	3,147
		6,585

NEW TURKISH LIRAS — 0.43%
Turkey (Republic of) 10.00% 20123,4	TRY7,660	5,879

ISRAELI SHEKELS — 0.30%
Israeli Government 5.50% 20174	ILS14,760	4,051

INDONESIAN RUPIAH — 0.22%
Indonesia (Republic of) 11.00% 2012	IDR4,320,000	490
Indonesia (Republic of) 12.50% 2013	9,217,000	1,088
Indonesia (Republic of) 14.275% 2013	2,230,000	280
Indonesia (Republic of) 11.25% 2014	1,330,000	154
Indonesia (Republic of) 10.75% 2016	8,460,000	967
		2,979

THAI BAHT — 0.20%
Thai Government 1.75% 2011	THB28,000	839
Thai Government 5.375% 2011	7,000	222
Thai Government 5.25% 2014	16,000	516
Thai Government 3.625% 2015	37,750	1,131
		2,708

EGYPTIAN POUNDS — 0.15%
Egypt (Arab Republic of) 0% 20104	EGP6,000	1,089
Egypt (Arab Republic of) 0% 2010	5,000	907
Egypt (Arab Republic of) 11.50% 2011	125	24
		2,020

BRAZILIAN REAIS — 0.15%
Brazilian Treasury Bill 6.00% 20153,4	BRL1,854	1,033
Brazil (Federal Republic of) 10.00% 20174	2,000	986
		2,019

DOMINICAN PESOS — 0.01%
Cervecería Nacional Dominicana, C. por A. 16.00% 20124,5	DOP3,279	82

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 20331,3,4,6	ARS288	45

U.S. DOLLARS — 41.06%
U.S. Treasury 5.75% 2010	US$ 5,000	5,167
U.S. Treasury 1.75% 2011	3,905	3,954
U.S. Treasury 4.50% 2011	1,610	1,681
U.S. Treasury 4.625% 2011	11,900	12,716
U.S. Treasury 3.00% 20123,4	4,659	5,021
U.S. Treasury 2.75% 2013	12,500	12,804
U.S. Treasury 3.875% 2013	8,775	9,348
U.S. Treasury 1.75% 2014	3,275	3,213
U.S. Treasury 1.875% 20153,4	1,389	1,466
U.S. Treasury 4.00% 2015	10,630	11,301
U.S. Treasury 4.25% 2015	4,500	4,818
U.S. Treasury 3.00% 2016	570	561
U.S. Treasury 3.125% 2016	6,000	5,925
U.S. Treasury 5.125% 2016	22,750	25,377
U.S. Treasury 7.50% 2016	14,900	18,787
U.S. Treasury 4.75% 2017	6,375	6,919
U.S. Treasury 8.875% 2017	8,000	10,910
U.S. Treasury 1.625% 20183,4	258	265
U.S. Treasury 3.75% 2018	2,000	2,000
U.S. Treasury 3.875% 2018	3,000	3,047
U.S. Treasury 3.125% 2019	3,500	3,315
U.S. Treasury 3.625% 2019	6,085	5,983
U.S. Treasury 7.875% 2021	1,250	1,681
U.S. Treasury 8.125% 2021	2,500	3,421
U.S. Treasury 5.25% 2029	1,000	1,084
U.S. Treasury 3.50% 2039	3,500	2,869
Fannie Mae 4.00% 20241	7,700	7,760
Fannie Mae 4.00% 20241	4,753	4,789
Fannie Mae 4.00% 20241	239	241
Fannie Mae 4.50% 20241	2,832	2,919
Fannie Mae 4.50% 20241	1,205	1,241
Fannie Mae 4.50% 20241	979	1,009
Fannie Mae 4.50% 20241	424	437
Fannie Mae 4.50% 20241	379	390
Fannie Mae 4.50% 20241	157	162
Fannie Mae 4.50% 20241	154	158
Fannie Mae 4.50% 20241	150	155
Fannie Mae 4.50% 20241	139	143
Fannie Mae 4.50% 20241	139	143
Fannie Mae 4.00% 20251	5,000	5,030
Fannie Mae 4.50% 20251	3,445	3,544
Fannie Mae 5.00% 20351	1,891	1,945
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20361	298	248
Fannie Mae 6.00% 20361	1,610	1,713
Fannie Mae 6.00% 20361	189	202
Fannie Mae 6.50% 20361	1,432	1,542
Fannie Mae 6.50% 20361	318	339
Fannie Mae 5.785% 20371,2	2,421	2,562
Fannie Mae 4.445% 20381,2	1,074	1,114
Fannie Mae 4.50% 20381	891	891
Fannie Mae 5.00% 20381	1,101	1,132
Fannie Mae 5.314% 20381,2	1,100	1,154
Fannie Mae 5.50% 20381	9,793	10,264
Fannie Mae 5.50% 20381	1,712	1,797
Fannie Mae 6.00% 20381	1,070	1,140
Fannie Mae 3.62% 20391,2	60	61
Fannie Mae 3.626% 20391,2	24	25
Fannie Mae 3.65% 20391,2	39	39
Fannie Mae 3.761% 20391,2	31	32
Fannie Mae 3.79% 20391,2	584	596
Fannie Mae 3.83% 20391,2	22	23
Fannie Mae 3.85% 20391,2	15	15
Fannie Mae 3.91% 20391,2	23	23
Fannie Mae 3.912% 20391,2	373	383
Fannie Mae 3.95% 20391,2	430	440
Fannie Mae 3.951% 20391,2	19	20
Fannie Mae 6.00% 20391	227	241
Fannie Mae 6.50% 20391	737	790
Fannie Mae 3.619% 20401,2	39	39
Fannie Mae 5.00% 20401	3,232	3,317
Fannie Mae 6.00% 20401	4,649	4,924
Freddie Mac 3.125% 2010	3,730	3,740
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	73	59
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	574	458
Freddie Mac 6.00% 20371	2,256	2,418
Freddie Mac 6.00% 20371	1,926	2,046
Freddie Mac 6.00% 20371	892	951
Freddie Mac 6.00% 20371	320	339
Freddie Mac 6.00% 20371	207	222
Freddie Mac 6.50% 20371	617	662
Freddie Mac 5.00% 20381	546	560
Freddie Mac 5.00% 20381	211	217
Freddie Mac 5.008% 20381,2	498	517
Freddie Mac 5.50% 20381	682	716
Freddie Mac 6.00% 20381	174	184
Freddie Mac 6.50% 20381	4,309	4,618
Freddie Mac 6.50% 20381	2,029	2,175
Freddie Mac 6.50% 20381	1,684	1,805
Freddie Mac 6.50% 20381	1,508	1,616
Freddie Mac 3.608% 20391,2	11	11
Freddie Mac 3.758% 20391,2	17	17
Freddie Mac 3.837% 20391,2	15	16
Freddie Mac 6.50% 20391	5,997	6,426
Freddie Mac 5.50% 20401	3,855	4,039
France Government Agency-Guaranteed, Société Finance 2.875% 20145	1,150	1,141
France Government Agency-Guaranteed, Société Finance 3.375% 20145	1,150	1,174
Société Générale 5.75% 20165	3,060	3,105
Polish Government 6.375% 2019	4,415	4,824
HBOS PLC 6.75% 20185	3,720	3,457
HBOS PLC 6.00% 20335	1,500	1,136
Comcast Corp. 5.30% 2014	750	801
Comcast Corp. 6.30% 2017	670	734
Comcast Corp. 5.875% 2018	1,760	1,871
Comcast Corp. 6.45% 2037	250	259
Comcast Corp. 6.95% 2037	820	897
Anheuser-Busch InBev NV 6.875% 20195	290	324
Anheuser-Busch InBev NV 7.75% 20195	2,195	2,574
Anheuser-Busch InBev NV 5.375% 20205	1,600	1,636
Verizon Communications Inc. 3.75% 2011	1,370	1,413
Verizon Communications Inc. 5.55% 2014	1,030	1,119
Verizon Communications Inc. 5.50% 2017	500	528
Verizon Communications Inc. 8.50% 2018	1,000	1,242
Verizon Communications Inc. 6.35% 2019	195	216
Barclays Bank PLC 2.50% 2013	1,170	1,170
Barclays Bank PLC 5.20% 2014	900	955
Barclays Bank PLC 5.00% 2016	500	512
Barclays Bank PLC 6.05% 20175	1,690	1,723
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	3,000	3,787
Abbey National Treasury Services PLC 3.875% 20145	1,550	1,557
Santander Issuances, SA Unipersonal 6.50% 20192,5	2,100	2,180
Progress Energy, Inc. 6.05% 2014	1,000	1,096
Progress Energy, Inc. 7.05% 2019	2,075	2,325
ProLogis 7.625% 2014	915	958
ProLogis 5.625% 2016	120	111
ProLogis 6.625% 2018	80	76
ProLogis 7.375% 2019	2,250	2,223
Goldman Sachs Group, Inc. 6.25% 2017	160	172
Goldman Sachs Group, Inc. 5.95% 2018	235	249
Goldman Sachs Group, Inc. 6.15% 2018	2,700	2,895
Norfolk Southern Corp. 5.75% 2016	985	1,049
Norfolk Southern Corp. 5.90% 2019	670	717
Norfolk Southern Corp. 7.05% 2037	1,205	1,426
Korea Development Bank 5.30% 2013	1,350	1,412
Korea Development Bank 8.00% 2014	1,550	1,768
Jackson National Life Global 5.375% 20135	3,100	3,150
Centennial Communications Corp. 6.04% 20132	40	40
Centennial Communications Corp. 10.00% 2013	775	814
SBC Communications Inc. 5.10% 2014	100	108
SBC Communications Inc. 5.625% 2016	250	269
AT&T Inc. 5.50% 2018	500	523
AT&T Inc. 5.80% 2019	1,250	1,335
American Tower Corp. 7.00% 2017	2,700	3,004
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,030
Enbridge Energy Partners, LP 9.875% 2019	750	951
Telecom Italia Capital SA 4.95% 2014	1,650	1,712
Telecom Italia Capital SA 6.999% 2018	500	551
Telecom Italia Capital SA 7.20% 2036	610	666
Westfield Group 5.40% 20125	465	494
Westfield Group 7.50% 20145	175	197
Westfield Group 5.70% 20165	530	546
Westfield Group 7.125% 20185	1,525	1,670
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	225	246
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,375	2,604
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	517
Countrywide Financial Corp., Series B, 5.80% 2012	200	212
Bank of America Corp. 5.75% 2017	2,005	2,056
United Mexican States Government Global 5.875% 2014	750	817
United Mexican States Government Global 5.95% 2019	1,660	1,764
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	725	759
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20167	780	716
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	935	1,050
JPMorgan Chase & Co. 6.30% 2019	2,260	2,491
Standard Chartered Bank 6.40% 20175	2,400	2,486
Volvo Treasury AB 5.95% 20155	2,370	2,448
Time Warner Cable Inc. 7.50% 2014	200	231
Time Warner Cable Inc. 8.25% 2014	250	292
Time Warner Cable Inc. 6.75% 2018	815	897
Time Warner Cable Inc. 5.00% 2020	1,000	972
CVS Caremark Corp. 6.60% 2019	1,680	1,842
CVS Caremark Corp. 6.943% 20301	538	542
Roche Holdings Inc. 4.50% 20125	125	132
Roche Holdings Inc. 6.00% 20195	1,280	1,414
Roche Holdings Inc. 7.00% 20395	630	766
Veolia Environnement 5.25% 2013	1,980	2,096
Veolia Environnement 6.00% 2018	200	212
Canadian National Railway Co. 4.95% 2014	2,005	2,143
Canadian National Railway Co. 5.55% 2018	125	133
Wells Fargo & Co. 5.625% 2017	2,175	2,266
Edison Mission Energy 7.50% 2013	800	756
Edison Mission Energy 7.75% 2016	50	43
Midwest Generation, LLC, Series B, 8.56% 20161	79	80
Edison Mission Energy 7.00% 2017	350	278
Edison Mission Energy 7.20% 2019	1,325	1,010
Edison Mission Energy 7.625% 2027	125	85
British American Tobacco International Finance PLC 9.50% 20185	1,753	2,230
Williams Companies, Inc. 8.75% 2020	1,670	1,996
Williams Companies, Inc. 7.875% 2021	150	172
Croatian Government 6.75% 20195	2,000	2,158
Intergen Power 9.00% 20175	2,050	2,147
Vodafone Group PLC 5.00% 2015	1,250	1,312
Vodafone Group PLC 5.625% 2017	750	798
CIT Group Inc., Term Loan 2A, 9.50% 20121,2,8	800	822
CIT Group Inc., Series A, 7.00% 2015	1,425	1,282
Boston Scientific Corp. 5.45% 2014	210	222
Boston Scientific Corp. 4.50% 2015	1,490	1,495
Boston Scientific Corp. 7.00% 2035	100	99
Boston Scientific Corp. 7.375% 2040	230	248
International Paper Co. 7.95% 2018	505	583
International Paper Co. 9.375% 2019	75	92
International Paper Co. 7.50% 2021	500	561
International Paper Co. 7.30% 2039	750	798
Citigroup Inc. 6.125% 2017	750	757
Citigroup Inc. 8.125% 2039	1,000	1,132
HSBC Finance Corp. 0.534% 20142	250	235
HSBC Finance Corp. 0.686% 20162	1,800	1,647
Royal Bank of Scotland Group PLC 4.875% 20145	1,240	1,258
Royal Bank of Scotland Group PLC 5.00% 2014	365	323
Royal Bank of Scotland Group PLC 6.99% (undated)2,5	500	292
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	1,350	1,419
DaimlerChrysler North America Holding Corp. 5.875% 2011	400	418
Deutsche Telekom International Finance BV 5.875% 2013	1,660	1,798
E.ON International Finance BV 5.80% 20185	1,490	1,603
E.ON International Finance BV 6.65% 20385	150	171
Ford Motor Credit Co. 9.75% 20102	275	284
Ford Motor Credit Co. 7.375% 2011	275	281
Ford Motor Credit Co. 3.034% 20122	625	582
Ford Motor Credit Co. 8.70% 2014	250	262
Ford Motor Credit Co. 8.00% 2016	350	351
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	225
Kimco Realty Corp., Series C, 4.904% 2015	235	231
Kimco Realty Corp. 6.875% 2019	1,250	1,273
GlaxoSmithKline Capital Inc. 4.85% 2013	600	645
GlaxoSmithKline Capital Inc. 5.65% 2018	1,000	1,080
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,620	1,703
AES Corp. 7.75% 2015	850	867
AES Corp. 8.00% 2020	775	792
Freescale Semiconductor, Inc., Term Loan B, 1.985% 20131,2,8	1,019	894
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20141,8	349	360
Freescale Semiconductor, Inc. 10.125% 2016	500	405
Nextel Communications, Inc., Series E, 6.875% 2013	175	171
Nextel Communications, Inc., Series F, 5.95% 2014	1,125	1,056
Nextel Communications, Inc., Series D, 7.375% 2015	175	171
Sprint Capital Corp. 8.75% 2032	250	237
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20391,2	80	80
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411,2	1,165	1,144
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431,2	520	406
First Data Corp., Term Loan B2, 2.999% 20141,2,8	1,406	1,253
First Data Corp. 9.875% 2015	250	234
First Data Corp. 9.875% 2015	100	94
HVB Funding Trust I 8.741% 20315	1,450	1,276
HVB Funding Trust III 9.00% 20315	300	264
Enel Finance International 3.875% 20145	1,490	1,510
Lockheed Martin Corp. 4.25% 2019	1,550	1,499
France Télécom 4.375% 2014	675	706
France Télécom 5.375% 2019	690	729
National Rural Utilities Cooperative Finance Corp. 2.625% 2012	1,150	1,158
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	271
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.735% 20141,2,8	122	100
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	415	338
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	410	334
Texas Competitive Electric Holdings Co. LLC 11.25% 20162,6	837	595
Univision Communications, Inc., First Lien Term Loan B, 2.501% 20141,2,8	70	61
Univision Communications Inc. 12.00% 20145	600	664
Univision Communications Inc. 10.50% 20152,5,6	726	640
Simon Property Group, LP 6.125% 2018	400	407
Simon Property Group, LP 10.35% 2019	750	944
Tenet Healthcare Corp. 7.375% 2013	165	166
Tenet Healthcare Corp. 9.25% 2015	145	155
Tenet Healthcare Corp. 8.875% 20195	925	1,004
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20125	650	671
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	15	15
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20145	25	28
Charter Communications, Inc. 13.50% 20165	513	602
Kroger Co. 7.50% 2014	1,000	1,142
Kroger Co. 6.40% 2017	130	142
Cricket Communications, Inc. 9.375% 2014	525	530
Cricket Communications, Inc. 7.75% 2016	750	752
Crown Castle International Corp. 9.00% 2015	1,050	1,121
Crown Castle International Corp. 7.75% 20175	150	160
Qwest Capital Funding, Inc. 7.90% 2010	150	154
Qwest Communications International Inc. 7.25% 2011	475	480
Qwest Capital Funding, Inc. 7.25% 2011	275	280
Qwest Corp. 7.875% 2011	325	342
U S WEST Communications, Inc. 6.875% 2033	10	9
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20145	1,240	1,227
NTL Cable PLC 8.75% 2014	105	109
NTL Cable PLC 9.125% 2016	275	291
Virgin Media Finance 8.375% 20195	800	827
Petrobras International 5.75% 2020	810	828
Petrobras International 6.875% 2040	380	392
Husky Energy Inc. 7.25% 2019	1,040	1,204
Pfizer Inc. 4.45% 2012	250	265
Pfizer Inc. 6.20% 2019	840	935
Kinder Morgan Energy Partners LP 6.00% 2017	140	147
Kinder Morgan Energy Partners LP 6.85% 2020	910	1,011
Local T.V. Finance LLC, Term Loan B, 2.26% 20131,2,8	1,287	1,085
Local T.V. Finance LLC 10.00% 20152,5,6	66	29
Federal Home Loan Bank 5.25% 2014	1,000	1,107
Burlington Northern Santa Fe Corp. 5.75% 2018	40	43
Burlington Northern Santa Fe Corp. 4.70% 2019	370	367
Burlington Northern Santa Fe Corp. 6.15% 2037	660	697
Naftogaz Ukraine 9.50% 2014	1,300	1,105
Venezuela (Republic of) 9.25% 2027	1,490	1,095
Stater Bros. Holdings Inc. 8.125% 2012	375	381
Stater Bros. Holdings Inc. 7.75% 2015	700	714
Union Pacific Corp. 5.70% 2018	400	420
Union Pacific Corp. 6.15% 2037	650	673
Michaels Stores, Inc. 10.00% 2014	1,035	1,076
Morgan Stanley 6.00% 2014	1,000	1,076
Mohegan Tribal Gaming Authority 8.00% 2012	300	257
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	806
Shell International Finance B.V. 4.00% 2014	1,010	1,055
Northrop Grumman Corp. 5.05% 2019	1,030	1,054
Sanmina-SCI Corp. 6.75% 2013	805	798
Sanmina-SCI Corp. 8.125% 2016	250	251
Abbott Laboratories 5.125% 2019	1,000	1,048
Schering-Plough Corp. 6.00% 2017	380	423
Merck & Co., Inc. 5.00% 2019	600	625
CHS/Community Health Systems, Inc. 8.875% 2015	1,000	1,037
Mandalay Resort Group 6.375% 2011	25	23
MGM MIRAGE 6.75% 2013	25	22
MGM MIRAGE 13.00% 2013	325	375
MGM MIRAGE 5.875% 2014	750	605
Petroplus Finance Ltd. 6.75% 20145	675	638
Petroplus Finance Ltd. 7.00% 20175	300	271
Petroplus Finance Ltd. 9.375% 20195	100	100
Allison Transmission Holdings, Inc. 11.00% 20155	900	949
Allison Transmission Holdings, Inc. 11.25% 20152,5,6	53	56
CRH America, Inc. 6.00% 2016	175	183
CRH America, Inc. 8.125% 2018	700	818
AMC Entertainment Inc. 8.00% 2014	25	24
AMC Entertainment Inc., Series B, 11.00% 2016	175	184
AMC Entertainment Inc. 8.75% 2019	750	769
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	625	652
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	300	324
TransCanada PipeLines Ltd. 7.625% 2039	250	309
TransCanada PipeLines Ltd. 6.35% 20672	700	658
Gerdau Holdings Inc. 7.00% 20205	930	960
Host Marriott, LP, Series K, 7.125% 2013	300	306
Host Marriott, LP, Series O, 6.375% 2015	300	295
Host Hotels & Resorts LP 9.00% 20175	325	353
General Motors Acceptance Corp. 6.75% 2014	1,000	951
Brazil (Federal Republic of) Global 5.625% 2041	1,000	947
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20371	940	945
Iberdrola Finance Ireland 3.80% 20145	740	744
Scottish Power PLC 5.375% 2015	185	197
HCA Inc., Term Loan B1, 2.501% 20131,2,8	86	83
HCA Inc. 9.25% 2016	510	549
HCA Inc. 8.50% 20195	75	81
HCA Inc. 7.875% 20205	215	224
Toys “R” Us, Inc. 7.625% 2011	685	700
Toys “R” Us, Inc. 7.375% 2018	250	230
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20125	900	927
Teck Resources Ltd. 9.75% 2014	800	927
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20121	2	2
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,8	752	596
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20241	382	329
Albertson’s, Inc. 7.25% 2013	400	407
SUPERVALU INC. 8.00% 2016	325	331
Albertson’s, Inc. 8.00% 2031	200	182
Telefónica Emisiones, SAU 4.949% 2015	860	920
Corporación Andina de Fomento 5.75% 2017	625	638
Corporación Andina de Fomento 8.125% 2019	240	278
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20125	900	910
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	885	900
Royal Caribbean Cruises Ltd. 11.875% 2015	775	900
Intelsat Jackson Holding Co., Series B, 8.875% 20155	300	312
Intelsat, Ltd. 8.875% 2015	125	130
Intelsat Jackson Holding Co. 9.50% 2016	425	457
US Investigations Services, Inc., Term Loan B, 3.253% 20151,2,8	245	220
US Investigations Services, Inc. 10.50% 20155	700	628
US Investigations Services, Inc. 11.75% 20165	45	39
SunGard Data Systems Inc. 9.125% 2013	858	884
Neiman Marcus Group, Inc. 9.00% 20152,6	889	873
CMC Energy Corp. 6.55% 2017	600	596
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	271
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20145	855	853
Delhaize Group 5.875% 2014	690	742
Delhaize Group 6.50% 2017	100	109
NRG Energy, Inc. 7.25% 2014	145	147
NRG Energy, Inc. 7.375% 2016	700	703
HSBK (Europe) BV 7.25% 2017	915	842
Dollar General Corp. 10.625% 2015	104	116
Dollar General Corp. 11.875% 20172,6	618	717
Hospitality Properties Trust 6.70% 2018	905	829
Warner Music Group 7.375% 2014	325	316
Warner Music Group 9.50% 20165	475	511
Resona Bank, Ltd. 5.85% (undated)2,5	945	826
Smithfield Foods, Inc. 10.00% 20145	500	545
Smithfield Foods, Inc. 7.75% 2017	300	278
Bausch & Lomb Inc. 9.875% 2015	775	821
NXP BV and NXP Funding LLC 7.875% 2014	900	821
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20361	194	202
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20371	100	98
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20391,2	600	520
TransDigm Inc. 7.75% 2014	800	814
Brandywine Operating Partnership, LP 7.50% 2015	800	814
Coventry Health Care, Inc. 5.875% 2012	800	812
VWR Funding, Inc. 11.25% 20152,6	775	810
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	825	801
MetroPCS Wireless, Inc. 9.25% 2014	475	483
MetroPCS Wireless, Inc. 9.25% 2014	300	305
Boyd Gaming Corp. 7.75% 2012	260	264
Boyd Gaming Corp. 6.75% 2014	525	476
Boyd Gaming Corp. 7.125% 2016	50	44
ARAMARK Corp., Term Loan B, 2.126% 20141,2,8	1	1
ARAMARK Corp., Letter of Credit, 4.721% 20141,2,8	—	—
ARAMARK Corp. 8.50% 2015	755	781
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431,2	805	776
Duane Reade Inc. 11.75% 2015	710	774
South Korean Government 5.75% 2014	700	767
Constellation Brands, Inc. 7.25% 2017	735	749
Lazard Group LLC 7.125% 2015	500	520
Lazard Group LLC 6.85% 2017	225	227
BAE Systems Holdings Inc. 6.375% 20195	690	744
Electricité de France SA 6.95% 20395	625	742
General Maritime Corp. 12.00% 20175	700	732
Staples, Inc. 9.75% 2014	600	732
Devon Energy Corp. 6.30% 2019	650	725
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20161	750	718
Chevron Corp. 4.95% 2019	680	718
Hanesbrands Inc., Series B, 3.831% 20142	640	609
Hanesbrands Inc. 8.00% 2016	100	102
News America Inc. 6.90% 2019	625	705
TRW Automotive Inc. 7.00% 20145	700	689
AOL Time Warner Inc. 7.625% 2031	145	169
Time Warner Inc. 6.50% 2036	490	513
Altria Group, Inc. 9.25% 2019	550	671
ZFS Finance (USA) Trust V 6.50% 20672,5	776	671
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,8	85	81
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	373
Hawker Beechcraft Acquisition Co., LLC 9.625% 20152,6	346	213
Ashtead Group PLC 8.625% 20155	400	404
Ashtead Capital, Inc. 9.00% 20165	250	252
Developers Diversified Realty Corp. 5.50% 2015	735	648
Clear Channel Worldwide, Series B, 9.25% 20175	625	647
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	625	647
Biogen Idec Inc. 6.00% 2013	600	638
Liberty Mutual Group Inc. 6.50% 20355	30	24
Liberty Mutual Group Inc. 7.50% 20365	120	110
Liberty Mutual Group Inc., Series A, 7.80% 20872,5	600	501
Westpac Banking Corp. 4.875% 2019	640	633
FMG Finance Pty Ltd. 10.00% 20135	600	627
Rockwood Specialties Group, Inc. 7.50% 2014	610	619
Digicel Group Ltd. 12.00% 20145	100	113
Digicel Group Ltd. 12.00% 2014	100	113
Digicel Group Ltd. 8.875% 20155	400	390
Seneca Gaming Corp., Series B, 7.25% 2012	550	539
Seneca Gaming Corp. 7.25% 2012	75	73
Esterline Technologies Corp. 6.625% 2017	625	612
Serena Software, Inc. 10.375% 2016	625	604
Gaz Capital SA 6.51% 20225	400	368
Gaz Capital SA, Series 9, 6.51% 2022	250	230
Norwegian Cruise Lines 11.75% 20165	600	595
Forest Oil Corp. 7.25% 2019	600	595
Hospira, Inc. 6.40% 2015	310	344
Hospira, Inc. 6.05% 2017	240	252
Georgia Gulf Corp. 9.00% 20175	575	584
Elan Finance PLC and Elan Finance Corp. 4.273% 20112	70	66
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	100	100
Elan Finance PLC and Elan Finance Corp. 8.75% 20165	430	413
RailAmerica, Inc. 9.25% 2017	540	577
Wind Acquisition SA 11.75% 20175	525	576
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.725% (undated)1,2	600	576
Valeant Pharmaceuticals 8.375% 20165	550	569
PTS Acquisition Corp. 10.25% 20152,6	625	568
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20145	560	564
Clearwire Communications LLC/Finance 12.00% 20155	550	561
Realogy Corp., Letter of Credit, 3.271% 20131,2,8	5	5
Realogy Corp., Term Loan B, 3.287% 20131,2,8	19	17
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,8	500	531
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	500	547
Surgical Care Affiliates, Inc. 9.625% 20152,5,6	314	291
Surgical Care Affiliates, Inc. 10.00% 20175	275	254
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 20361	527	544
Turkey (Republic of) 6.75% 2018	500	543
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 20111	201	204
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 20121	330	335
Denbury Resources Inc. 9.75% 2016	500	536
Hewlett-Packard Co. 5.50% 2018	500	533
StatoilHydro ASA 5.25% 2019	500	531
Kansas City Southern Railway Co. 13.00% 2013	450	524
Owens-Brockway Glass Container Inc. 7.375% 2016	500	519
Newpage Corp. 11.375% 20145	510	518
Cott Beverages Inc. 8.375% 20175	500	517
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	513
Express Scripts Inc. 5.25% 2012	480	510
Israeli Government 5.125% 2019	500	508
Capital One Capital IV 6.745% 20372	600	504
RBS Global, Inc. and Rexnord LLC 9.50% 2014	500	504
H&E Equipment Services, Inc. 8.375% 2016	500	503
American Express Co. 8.15% 2038	400	502
Rouse Co. 5.375% 20139	500	483
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 20441,2	500	478
Unum Group 7.125% 2016	460	477
Ingles Markets, Inc. 8.875% 2017	450	470
Cinemark USA, Inc. 8.625% 20195	450	470
Target Corp. 7.00% 2038	400	468
Lafarge 6.15% 2011	390	407
Lafarge 6.50% 2016	50	53
BHP Billiton Finance (USA) Ltd. 5.50% 2014	395	434
ACE INA Holdings Inc. 5.80% 2018	400	426
Concho Resources Inc. 8.625% 2017	400	422
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 20231	400	420
AstraZeneca PLC 5.40% 2012	380	415
Atlas Copco AB 5.60% 20175	400	404
Northwest Airlines, Inc., Term Loan B, 3.76% 20131,2,8	6	5
Delta Air Lines, Inc. 9.50% 20145	375	391
Northwest Airlines, Inc., Term Loan A, 2.01% 20181,2,8	9	7
Dow Chemical Co. 8.55% 2019	330	394
Lehman Brothers Holdings Inc., Series I, 6.875% 20189	1,830	389
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.581% 20371,2	791	357
Sunoco, Inc. 5.75% 2017	350	354
Quintiles Transnational 9.50% 20142,5,6	350	353
CSC Holdings, Inc. 8.625% 20195	325	351
State of California Various Purpose General Obligation Bonds, 7.50% 2034	350	343
Tops Markets 10.125% 20155	325	336
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.316% 20371,2	200	201
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 20421	130	131
Burlington Coat Factory Warehouse Corp. 11.125% 2014	320	332
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 20121,2,5	323	330
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	45	44
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	58	55
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	67	66
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	162	161
CEMEX Finance LLC 9.50% 20165	300	316
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20331,4	307	309
Reynolds Group 7.75% 20165	300	308
Fox Acquisition LLC, Term Loan B, 7.50% 20151,2,8	139	130
Fox Acquisition LLC 13.375% 20165	215	168
Rio Tinto Finance (USA) Ltd. 8.95% 2014	230	276
Thomson Reuters Corp. 5.95% 2013	250	274
National Grid PLC 6.30% 2016	250	272
Holcim Ltd. 6.875% 20395	250	263
AXA SA 8.60% 2030	220	256
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20141,5	250	255
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371,5	250	253
Associated Materials Inc. 9.875% 20165	225	238
Nalco Co. 8.875% 2013	25	26
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	25	26
Nalco Co. 8.25% 20175	175	187
Continental Resources 8.25% 20195	225	237
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 20331	88	88
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20381	150	147
CEVA Group PLC 11.625% 20165	225	232
CNA Financial Corp. 7.35% 2019	230	231
Chubb Corp. 6.375% 20672	245	230
SLM Corp., Series A, 0.512% 20112	240	225
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 20121	215	216
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 20121	213	215
Smurfit Capital Funding PLC 7.50% 2025	225	193
Advanced Micro Devices, Inc. 8.125% 20175	175	175
General Electric Co. 5.00% 2013	150	159
Alabama Power Co., Series 2008-B, 5.80% 2013	125	137
Charles Schwab Corp., Series A, 6.375% 2017	125	136
Allstate Corp., Series B, 6.125% 20672	150	131
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20371,2	250	130
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.762% 20371,2	195	128
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	127
Fifth Third Bancorp 8.25% 2038	130	124
Canadian Natural Resources Ltd. 5.70% 2017	100	107
Development Bank of Singapore Ltd. 7.125% 20115	100	106
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20151	100	106
Cox Communications, Inc. 4.625% 2010	100	100
HealthSouth Corp. 10.75% 2016	75	82
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20361,2	253	47
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20371,2	334	33
DAE Aviation Holdings, Inc. 11.25% 20155	90	76
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20131	75	75
Cooper-Standard Automotive Inc. 7.00% 20129	25	24
Cooper-Standard Automotive Inc. 8.375% 20149	125	32
Tyson Foods, Inc. 7.85% 20162	40	41
Argentina (Republic of) GDP-Linked 2035	435	28
Team Finance LLC and Health Finance Corp. 11.25% 2013	25	26
Goodyear Tire & Rubber Co. 8.625% 2011	23	24
Federated Department Stores, Inc. 6.90% 2029	20	18
Northern Rock PLC 6.594% (undated)2,5	100	13
Hawaiian Telcom Communications, Inc. 9.75% 20139	25	1
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,2,6,8	14	11
Young Broadcasting Inc. 10.00% 20119	150	1
Atrium Companies, Inc. 15.00% 20125,6	13	—
		560,385

Total bonds, notes & other debt instruments (cost: $1,227,344,000)		1,274,880

Preferred stocks — 0.62%	Shares

U.S. DOLLARS — 0.35%
SMFG Preferred Capital USD 3 Ltd. 9.50%2,5	1,405,000	1,482
Barclays Bank PLC 6.86%2,5	150,000	124
Barclays Bank PLC 7.434%2,5	800,000	740
Wells Fargo & Co. 7.98%2	750,000	756
JPMorgan Chase & Co., Series I, 7.90%2	450,000	466
Bank of America Corp., Series M, 8.125% noncumulative2	450,000	434
Resona Preferred Global Securities (Cayman) Ltd. 7.191%2,5	303,000	248
Lloyds Banking Group PLC 6.657% preference shares2,5	400,000	241
AXA SA, Series B, 6.379%2,5	230,000	186
Citigroup Inc. 6.00%	5,600	102
Citigroup Inc. 6.10%	3,600	66
		4,845

EUROS — 0.22%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative2	3,000,000	2,063
HVB Funding Trust VIII 7.055%2	750,000	878
		2,941

BRITISH POUNDS — 0.05%
Barclays Bank PLC 14.00%2	250,000	520
SMFG Preferred Capital GBP 1 Ltd. 6.164%2	100,000	125
		645

Total preferred stocks (cost: $8,837,000)		8,431

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
American Media Operations, Inc.4,5,10	9,043	—

Total common stocks (cost: $0)		—

Rights & warrants — 0.00%

U.S. DOLLARS — 0.00%
Atrium Corp., warrants, expire 20184,5,10	5	—

Total rights & warrants (cost: $0)		—

	Principal amount
Short-term securities — 5.94%	(000)

Fannie Mae 0.09%–0.43% due 3/10–12/3/2010	US$30,400	30,358
Freddie Mac 0.17% due 5/4/2010	17,300	17,292
ING (U.S.) Funding LLC 0.17% due 1/4/2010	10,300	10,300
KfW 0.16% due 1/25/20105	8,500	8,499
Caisse d’Amortissement de la Dette Sociale 0.21% due 2/1/2010	6,400	6,399
Eni Finance USA Inc. 0.15% due 1/28/20105	5,800	5,799
GDF SUEZ 0.20% due 1/19/20105	2,400	2,400

Total short-term securities (cost: $81,044,000)		81,047

Total investment securities (cost: $1,317,225,000)		1,364,358
Other assets less liabilities		458

Net assets		US$1,364,816

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Index-linked bond whose principal amount moves with a government retail price index.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $21,717,000, which represented 1.59% of the net assets of the fund.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $99,717,000, which represented 7.31% of the net assets of the fund.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Step bond; coupon rate will increase at a later date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,262,000, which represented .46% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.
10Security did not produce income during the last 12 months.
Global Bond Fund
Summary investment portfolio, December 31, 2009

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 93.41%	(000)	(000)	assets

Euros - 26.64%
German Government:
3.75% 2013	€12,134	US$18,408
Series 6, 4.00% 2016	14,160	21,587
3.75% 2017	9,905	14,858
4.25% 2017	10,400	16,043
Series 7, 4.00% 2018	8,285	12,572
6.25% 2030	5,700	10,428
3.75%-5.00% 2012-2034	11,340	17,440	8.16%
Irish Government:
5.00% 2013	6,000	9,128
4.00% 2014	9,035	13,282
5.90% 2019	12,690	19,654
4.40%-4.50% 2018-2019	2,940	4,130	3.38
Netherlands Government Eurobond:
4.25% 2013	12,610	19,400
4.50% 2017	7,815	12,125
4.00% 2018	7,225	10,787
4.00% 2011	2,450	3,621	3.37
Greek Government:
5.50% 2014	5,815	8,444
6.00% 2019	9,610	13,914	1.64
Italian Government:
3.75% 2013	4,750	7,074
4.50% 2019	6,050	9,102
3.75% 2011	1,220	1,796	1.32
French Government:
B.T.A.N. Eurobond 4.50% 2013	5,250	8,115
O.A.T. Eurobond 4.00% 2014	1,960	2,984	.81
KfW 4.375% 2013	7,125	10,922	.80
Polish Government 5.875% 2014	1,250	1,947	.14
Other securities		95,828	7.02
		363,589	26.64

Japanese yen - 5.84%
Japanese Government:
1.30% 2011	¥1,163,950	12,716
1.30% 2015	1,895,000	21,163
1.70% 2016	2,312,650	26,397
0.50%-2.40% 2012-2038 (1) (2)	1,766,600	19,401	5.84
		79,677	5.84

Polish zloty - 3.10%
Polish Government:
5.25% 2013	PLN 43,250	15,110
5.75% 2014	37,500	13,155
5.25% 2017	42,555	14,088	3.10
		42,353	3.10

South Korean won - 2.86%
South Korean Government:
4.75% 2014	KRW 7,680,000	6,609
5.75% 2018	13,100,000	11,631
4.25%-5.75% 2010-2017	23,938,060	20,766	2.86
		39,006	2.86

Australian dollars - 2.40%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A 10,075	9,111	.67
KfW 6.25% 2012	1,600	1,465	.11
Other securities		22,158	1.62
		32,734	2.40

Mexican pesos - 2.05%
United Mexican States Government:
Series MI10, 9.50% 2014	MXN 80,100	6,651
Series M10, 8.00% 2015	88,300	6,874
7.25%-10.00% 2012-2036	186,200	14,461	2.05
		27,986	2.05

Danish kroner - 2.03%
Nykredit:
5.00% 2038 (3)	DKr 45,501	8,809
6.00% 2038-2041 (3)	25,026	4,997	1.01
Kingdom of Denmark 4.00% 2012	41,000	8,299	.61
Other securities		5,649	.41
		27,754	2.03

British pounds - 1.80%
United Kingdom:
4.00% 2016	£4,945	8,264
2.75%-6.00% 2011-2028	8,340	14,266	1.65
Other securities		2,077	.15
		24,607	1.80

Swedish kronor - 1.19%
Swedish Government:
6.75% 2014	SKr 41,010	6,751
4.00%-5.50% 2012-2015 (3)	63,000	9,492	1.19
		16,243	1.19

Malaysian ringgits - 1.17%
Malaysian Government:
5.094% 2014	MYR 28,120	8,697
3.718%-4.24% 2012-2018	24,970	7,350	1.17
		16,047	1.17

U.S. dollars - 41.06%
U.S. Treasury:
4.625% 2011	US$ 11,900	12,716
2.75% 2013	12,500	12,804
3.875% 2013	8,775	9,348
4.00% 2015	10,630	11,301
5.125% 2016	22,750	25,377
7.50% 2016	14,900	18,787
4.75% 2017	6,375	6,919
8.875% 2017	8,000	10,910
1.625%-8.125% 2010-2039 (1) (2)	54,001	55,471	11.99
Fannie Mae:
4.00% 2024 (3)	7,700	7,760
5.50% 2038 (3)	9,793	10,264
0%-6.50% 2024-2040 (3) (4)	45,606	47,108	4.77
Freddie Mac:
6.50% 2039 (3)	5,997	6,426
0%-6.50% 2010-2040 (3) (4)	26,134	27,386	2.48
Polish Government 6.375% 2019	4,415	4,824	.35
United Mexican States Government Global 5.875%-5.95% 2014-2019	2,410	2,581	.19
South Korean Government 5.75% 2014	700	767	.06
Other securities		289,636	21.22
		560,385	41.06

Other currencies - 3.27%
KfW 5.00% 2015	NKr 5,500	988	.07
Other securities		43,511	3.20
		44,499	3.27

Total bonds, notes & other debt instruments (cost: $1,227,344,000)		1,274,880	93.41

			Percent
		Value	of net
Preferred stocks - 0.62%		(000)	assets

U.S. dollars - 0.35%
Other securities		4,845	.35

Other currencies - 0.27%
Other securities		3,586	.27

Total preferred stocks (cost: $8,837,000)		8,431	.62

			Percent
		Value	of net
Common stocks - 0.00%		(000)	assets

U.S. dollars - 0.00%
Other securities		-	.00

Total common stocks (cost: $0)		-	.00

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

U.S. dollars - 0.00%
Other securities		-	.00

Total rights & warrants (cost: $0)		-	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.94%	(000)	(000)	assets

Fannie Mae 0.09%-0.43% due 3/10-12/3/2010	US$ 30,400	30,358	2.22
Freddie Mac 0.17% due 5/4/2010	17,300	17,292	1.27
ING (U.S.) Funding LLC 0.17% due 1/4/2010	10,300	10,300	.75
KfW 0.16% due 1/25/2010 (5)	8,500	8,499	.62
Caisse d'Amortissement de la Dette Sociale 0.21% due 2/1/2010	6,400	6,399	.47
Other securities		8,199	.61

Total short-term securities (cost: $81,044,000)		81,047	5.94

Total investment securities (cost: $1,317,225,000)		1,364,358	99.97
Other assets less liabilities		458	.03

Net assets		US$1,364,816	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Valued under fair value procedures adopted by authority of the board of trustees.The total value of all such securities, including those in "Other securities," was $21,717,000, which represented 1.59% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $99,717,000, which represented 7.31% of the net assets of the fund.

See Notes to Financial Statements

High-Income Bond Fund
Investment portfolio

December 31, 2009

Bonds, notes & other debt instruments — 86.51%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 20.42%
Univision Communications, Inc., First Lien Term Loan B, 2.501% 20141,2,3	$19,345	$16,854
Univision Communications Inc. 12.00% 20144	1,300	1,438
Univision Communications Inc. 10.50% 20151,4,5	17,854	15,734
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	2,875	2,968
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 20136	8,858	9,135
Charter Communications Operating, LLC, Term Loan B, 4.24% 20141,2,3	4,165	3,912
Charter Communications Operating, LLC, Term Loan B, 7.25% 20141,2,3	2,702	2,763
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20144	4,800	4,956
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	3,050	3,431
Charter Communications, Inc. 13.50% 20164	856	1,003
NTL Cable PLC 8.75% 2014	1,401	1,454
NTL Cable PLC 8.75% 20142	€105	157
NTL Cable PLC 9.75% 20142	£63	107
NTL Cable PLC 9.125% 2016	$9,175	9,714
NTL Cable PLC 9.50% 2016	10,100	10,895
Virgin Media Finance 8.375% 20194	2,375	2,455
Allison Transmission Holdings, Inc., Term Loan B, 3.00% 20141,2,3	6,137	5,665
Allison Transmission Holdings, Inc. 11.00% 20154	1,585	1,672
Allison Transmission Holdings, Inc. 11.25% 20151,4,5	8,941	9,388
Michaels Stores, Inc., Term Loan B1, 2.563% 20131,2,3	1,266	1,153
Michaels Stores, Inc. 10.00% 2014	9,400	9,776
Michaels Stores, Inc., Term Loan B2, 4.813% 20161,2,3	429	406
Michaels Stores, Inc. 11.375% 2016	4,500	4,759
MGM MIRAGE 6.75% 2012	1,050	942
MGM MIRAGE 6.75% 2013	3,130	2,715
MGM MIRAGE 13.00% 2013	3,075	3,544
MGM MIRAGE 5.875% 2014	2,250	1,814
MGM MIRAGE 10.375% 20144	1,550	1,689
MGM MIRAGE 6.625% 2015	1,550	1,213
MGM MIRAGE 11.125% 20174	2,400	2,670
Royal Caribbean Cruises Ltd. 8.00% 2010	875	895
Royal Caribbean Cruises Ltd. 8.75% 2011	275	289
Royal Caribbean Cruises Ltd. 6.875% 2013	2,000	1,975
Royal Caribbean Cruises Ltd. 11.875% 2015	6,550	7,606
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	6,425	6,521
Mediacom LLC and Mediacom Capital Corp. 9.125% 20194	4,000	4,100
AMC Entertainment Inc. 8.00% 2014	500	480
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,837
AMC Entertainment Inc. 8.75% 2019	7,900	8,098
Cinemark USA, Inc., Term Loan B, 2.04% 20131,2,3	411	393
Cinemark USA, Inc. 8.625% 20194	9,100	9,510
Toys “R” Us, Inc. 7.625% 2011	6,240	6,373
Toys “R” Us-Delaware, Inc., Term Loan B, 4.481% 20121,2,3	1,244	1,219
Toys “R” Us, Inc. 8.50% 20174	2,250	2,301
Macy’s Retail Holdings, Inc. 8.875% 20151	550	609
Federated Retail Holdings, Inc. 5.90% 2016	6,000	5,880
Federated Retail Holdings, Inc. 6.375% 2037	4,000	3,400
CSC Holdings, Inc., Series B, 6.75% 2012	500	519
Cablevision Systems Corp., Series B, 8.00% 2012	500	531
CSC Holdings, Inc. 8.50% 20144	2,850	3,049
CSC Holdings, Inc. 8.50% 20154	3,000	3,210
CSC Holdings, Inc. 8.625% 20194	2,175	2,352
TL Acquisitions, Inc., Term Loan B, 2.75% 20141,2,3	2,466	2,249
Thomson Learning 10.50% 20154	6,925	6,657
Quebecor Media Inc. 7.75% 2016	6,740	6,757
Quebecor Media Inc. 7.75% 2016	1,500	1,504
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	8,225	7,989
Mohegan Tribal Gaming Authority 8.00% 2012	3,475	2,975
Mohegan Tribal Gaming Authority 6.125% 2013	250	202
Mohegan Tribal Gaming Authority 7.125% 2014	5,125	3,517
Mohegan Tribal Gaming Authority 6.875% 2015	1,200	786
Clear Channel Worldwide, Series B, 9.25% 20174	7,225	7,478
Boyd Gaming Corp. 7.75% 2012	1,300	1,321
Boyd Gaming Corp. 6.75% 2014	2,050	1,858
Boyd Gaming Corp. 7.125% 2016	4,225	3,697
Neiman Marcus Group, Inc. 9.00% 20151,5	5,052	4,963
Neiman Marcus Group, Inc. 10.375% 2015	1,275	1,256
J.C. Penney Co., Inc. 8.00% 2010	750	759
J.C. Penney Co., Inc. 9.00% 2012	495	561
J.C. Penney Co., Inc. 6.875% 2015	1,464	1,552
J.C. Penney Corp., Inc. 5.75% 2018	1,000	991
J.C. Penney Co., Inc. 7.125% 2023	2,300	2,291
Regal Cinemas Corp., Series B, 9.375% 2012	1,000	1,006
Regal Cinemas Corp. 8.625% 2019	4,625	4,833
Norwegian Cruise Lines 11.75% 20164	5,450	5,409
Local T.V. Finance LLC, Term Loan B, 2.26% 20131,2,3	2,524	2,129
Local T.V. Finance LLC 10.00% 20151,4,5	4,945	2,151
Warner Music Group 7.375% 2014	1,875	1,821
Warner Music Group 9.50% 20164	1,850	1,991
Hanesbrands Inc., Series B, 3.831% 20141	2,870	2,730
Hanesbrands Inc. 8.00% 2016	1,025	1,049
Kabel Deutschland GmbH 10.625% 2014	3,350	3,518
LBI Media, Inc. 8.50% 20174	4,210	3,515
Bon-Ton Department Stores, Inc. 10.25% 2014	3,750	3,478
Beazer Homes USA, Inc. 6.50% 2013	1,000	795
Beazer Homes USA, Inc. 8.125% 2016	3,385	2,573
Dollar General Corp. 10.625% 2015	1,375	1,530
Dollar General Corp. 11.875% 20171,5	1,563	1,813
Meritage Corp. 7.00% 2014	1,400	1,344
Meritage Homes Corp. 6.25% 2015	550	509
Meritage Corp. 7.731% 20174	1,500	1,252
Edcon (Proprietary) Ltd. 3.964% 20141	€2,500	2,321
Edcon (Proprietary) Ltd. 3.964% 20141	835	775
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	$2,675	2,682
UPC Germany GmbH 8.125% 20174	500	508
UPC Germany GmbH 9.625% 2019	€800	1,162
Liberty Media Corp. 8.25% 2030	$1,050	967
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,485	2,578
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,447
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,433
American Media Operation 9.00% 20134,5	257	166
American Media Operation 14.00% 20131,4,5	3,328	2,147
UPC Holding BV 9.875% 20184	2,000	2,120
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,355
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	600	648
Vitamin Shoppe Industries Inc. 7.773% 20121	1,941	1,956
Tenneco Automotive Inc. 8.625% 2014	850	862
Tenneco Inc. 8.125% 2015	845	859
KB Home 6.25% 2015	1,810	1,697
Fox Acquisition LLC, Term Loan B, 7.50% 20151,2,3	459	428
Fox Acquisition LLC 13.375% 20164	1,610	1,256
DISH DBS Corp 7.875% 2019	1,500	1,581
American Axle & Manufacturing Holdings, Inc. 9.25% 20174	1,500	1,530
Vidéotron Ltée 6.875% 2014	1,120	1,131
Vidéotron Ltée 6.375% 2015	380	373
TRW Automotive Inc. 7.00% 20144	1,000	985
TRW Automotive Inc. 7.25% 20174	500	487
FCE Bank PLC 7.125% 2013	€1,000	1,397
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	$1,200	1,314
Seneca Gaming Corp., Series B, 7.25% 2012	1,250	1,225
Standard Pacific Corp. 7.00% 2015	1,215	1,063
Gaylord Entertainment Co. 6.75% 2014	900	842
Cooper-Standard Automotive Inc. 7.00% 20126	250	238
Cooper-Standard Automotive Inc. 8.375% 20146	1,275	332
Jarden Corp. 8.00% 2016	450	467
Radio One, Inc. 6.375% 2013	575	425
Visteon Corp. 12.25% 20164,6	973	414
Young Broadcasting Inc. 10.00% 20116	7,467	26
KAC Acquisition Corp. 8.00% 20264,5,7	98	—
		351,535

FINANCIALS — 12.50%
CIT Group Inc., Term Loan 2A, 9.50% 20121,2,3	8,500	8,734
CIT Group Inc., Term Loan, 13.00% 20121,2,3	12,000	12,447
CIT Group Inc., Series A, 7.00% 2013	2,296	2,158
CIT Group Inc., Series A, 7.00% 2014	4,994	4,650
CIT Group Inc., Series A, 7.00% 2015	7,609	6,848
CIT Group Inc., Series A, 7.00% 2016	3,940	3,486
CIT Group Inc., Series A, 7.00% 2017	1,560	1,361
Ford Motor Credit Co. 8.625% 2010	215	221
Ford Motor Credit Co. 9.75% 20101	750	774
Ford Motor Credit Co. 7.375% 2011	975	995
Ford Motor Credit Co. 9.875% 2011	4,575	4,792
Ford Motor Credit Co. 3.034% 20121	7,170	6,677
Ford Motor Credit Co. 7.50% 2012	2,000	2,018
Ford Motor Credit Co. 7.80% 2012	1,000	1,011
Ford Motor Credit Co. 8.70% 2014	250	262
Ford Motor Credit Co. 8.00% 2016	1,800	1,805
Liberty Mutual Group Inc. 6.50% 20354	2,289	1,843
Liberty Mutual Group Inc. 7.50% 20364	2,650	2,433
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	4,245	3,545
Liberty Mutual Group Inc., Series C, 10.75% 20881,4	6,625	7,089
Realogy Corp., Letter of Credit, 3.271% 20131,2,3	1,749	1,560
Realogy Corp., Term Loan B, 3.287% 20131,2,3	6,491	5,789
Realogy Corp., Term Loan DD, 3.287% 20131,2,3	1,992	1,777
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	5,050	5,366
Residential Capital Corp. 8.375% 2010	7,400	6,327
General Motors Acceptance Corp. 7.25% 20114	1,549	1,549
General Motors Acceptance Corp. 6.625% 20124	316	313
General Motors Acceptance Corp. 6.875% 20124	189	187
General Motors Acceptance Corp. 7.00% 20124	2,038	2,028
General Motors Acceptance Corp. 7.50% 20134	477	465
General Motors Acceptance Corp. 2.456% 20141,4	1,013	817
General Motors Acceptance Corp. 6.75% 2014	2,000	1,902
General Motors Acceptance Corp. 6.75% 20144	153	147
General Motors Acceptance Corp. 8.00% 20184	469	417
Developers Diversified Realty Corp. 5.375% 2012	1,750	1,646
Developers Diversified Realty Corp. 5.50% 2015	1,390	1,226
Developers Diversified Realty Corp. 9.625% 2016	8,325	8,701
National City Preferred Capital Trust I 12.00% (undated)1	7,762	8,926
Host Marriott, LP, Series M, 7.00% 2012	1,025	1,047
Host Marriott, LP, Series K, 7.125% 2013	300	306
Host Marriott, LP, Series O, 6.375% 2015	900	887
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,200	2,200
Host Hotels & Resorts LP 9.00% 20174	4,050	4,399
Hospitality Properties Trust 7.875% 2014	3,900	4,030
Hospitality Properties Trust 5.125% 2015	155	140
Hospitality Properties Trust 6.30% 2016	295	273
Hospitality Properties Trust 5.625% 2017	2,570	2,228
Hospitality Properties Trust 6.70% 2018	1,650	1,512
Capital One Capital III 7.686% 20361	4,210	3,852
Capital One Capital IV 6.745% 20371	1,400	1,176
Capital One Capital V 10.25% 2039	1,400	1,632
SLM Corp., Series A, 0.582% 20141	1,200	927
SLM Corp., Series A, 8.45% 2018	5,500	5,435
UnumProvident Finance Co. PLC 6.85% 20154	800	815
Unum Group 7.125% 2016	4,225	4,383
Rouse Co. 7.20% 20126	1,495	1,545
Rouse Co. 5.375% 20136	1,250	1,208
Rouse Co. 6.75% 20134,6	1,575	1,577
Rouse Co. 3.625% 20096	615	602
Countrywide Financial Corp., Series A, 4.50% 2010	255	259
Countrywide Financial Corp., Series B, 5.80% 2012	245	260
Bank of America Corp., Series L, 7.375% 2014	1,500	1,704
Bank of America Corp. 5.75% 2017	2,250	2,308
BankAmerica Capital II, Series 2, 8.00% 2026	265	262
MetLife Capital Trust IV 7.875% 20671,4	175	176
MetLife Capital Trust X 9.25% 20681,4	3,000	3,420
MetLife Inc. 10.75% 20691	500	617
Zions Bancorporation 5.65% 2014	370	276
Zions Bancorporation 7.75% 2014	875	773
Zions Bancorporation 6.00% 2015	3,910	2,769
International Lease Finance Corp., Series Q, 5.75% 2011	500	460
International Lease Finance Corp. 4.75% 2012	1,500	1,267
International Lease Finance Corp., Series R, 5.30% 2012	950	807
International Lease Finance Corp., Series R, 5.65% 2014	1,300	983
ProLogis 5.625% 2016	930	858
ProLogis 6.625% 2018	1,570	1,491
ProLogis 7.375% 2019	1,000	988
Royal Bank of Scotland Group PLC 5.00% 2014	1,220	1,079
Royal Bank of Scotland Group PLC 5.05% 2015	540	469
Royal Bank of Scotland Group PLC 4.70% 2018	1,555	1,212
Royal Bank of Scotland Group PLC 6.99% (undated)1,4	750	439
HBOS PLC 6.75% 20184	3,440	3,197
Nationwide Mutual Insurance Co. 9.375% 20394	3,000	3,175
Citigroup Inc. 6.125% 2017	800	808
Citigroup Inc. 6.125% 2018	875	881
Citigroup Capital XXI 8.30% 20771	1,000	968
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	245	253
Westfield Group 5.70% 20164	30	31
Westfield Group 7.125% 20184	1,700	1,862
Boston Properties, Inc. 5.875% 2019	2,000	2,010
Regions Financial Corp. 7.75% 2014	2,000	1,974
Simon Property Group, LP 10.35% 2019	1,500	1,887
Catlin Insurance Ltd. 7.249% (undated)1,4	2,500	1,850
Korea Development Bank 8.00% 2014	1,500	1,711
Lazard Group LLC 7.125% 2015	565	587
Lazard Group LLC 6.85% 2017	750	756
Brandywine Operating Partnership, LP 7.50% 2015	1,200	1,221
SunTrust Banks, Inc. 5.25% 2012	1,050	1,090
HVB Funding Trust I 8.741% 20314	1,200	1,056
CNA Financial Corp. 7.35% 2019	1,000	1,003
AXA SA 6.667% (undated)1	£700	952
ZFS Finance (USA) Trust V 6.50% 20671,4	$1,000	865
Schwab Capital Trust I 7.50% 20371	755	734
Northern Rock PLC 5.60% (undated)1,4	1,105	145
Northern Rock PLC 6.594% (undated)1,4	3,835	503
HSBK (Europe) BV 7.75% 20134	270	267
		215,129

INDUSTRIALS — 10.46%
Nielsen Finance LLC, Term Loan A, 2.235% 20131,2,3	2,599	2,447
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	11,025	11,549
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	4,225	4,769
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20168	17,690	16,231
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	6,155	6,909
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20122	2,500	2,533
Northwest Airlines, Inc., Term Loan B, 3.76% 20131,2,3	1,669	1,356
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20132	1,000	1,012
Delta Air Lines, Inc., Second Lien Term Loan B, 3.534% 20141,2,3	2,925	2,457
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	2,110	2,020
Northwest Airlines, Inc., Term Loan A, 2.01% 20181,2,3	3,197	2,525
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	987	879
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.231% 20141,2,3	6,190	4,679
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.231% 20141,2,3	365	276
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	668	639
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	2,225	1,580
Hawker Beechcraft Acquisition Co., LLC 9.625% 20151,5	8,282	5,094
TransDigm Inc. 7.75% 2014	5,685	5,784
TransDigm Inc. 7.75% 20144	5,150	5,240
Continental Airlines, Inc. 8.75% 2011	1,250	1,216
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	317	290
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	632	625
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	1,296	1,186
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	568	562
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	2,417	2,084
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	2,356	2,208
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	894	871
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	808	747
ARAMARK Corp., Term Loan B, 2.126% 20141,2,3	622	590
ARAMARK Corp., Letter of Credit, 4.721% 20141,2,3	41	39
ARAMARK Corp. 3.781% 20151	600	552
ARAMARK Corp. 8.50% 2015	8,000	8,280
Ashtead Group PLC 8.625% 20154	3,550	3,586
Ashtead Capital, Inc. 9.00% 20164	4,400	4,428
RailAmerica, Inc. 9.25% 2017	7,267	7,767
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	7,491	7,622
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.03% 20141,2,3	842	773
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.04% 20141,2,3	863	792
DAE Aviation Holdings, Inc. 11.25% 20154	6,845	5,818
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20122	2,000	1,930
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	1,440	1,446
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	2,912	2,286
AMR Corp. 10.00% 2021	1,000	620
US Investigations Services, Inc., Term Loan B, 3.253% 20151,2,3	1,467	1,319
US Investigations Services, Inc. 10.50% 20154	2,925	2,625
US Investigations Services, Inc. 11.75% 20164	2,570	2,226
Allied Waste North America, Inc., Series B, 6.125% 2014	1,250	1,273
Allied Waste North America, Inc. 7.25% 2015	100	105
Allied Waste North America, Inc. 6.875% 2017	3,700	3,932
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20122	119	119
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,3	4,626	3,664
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	437	309
Nortek, Inc. 11.00% 2013	3,867	4,060
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,575	3,602
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	438
Kansas City Southern Railway Co. 13.00% 2013	2,450	2,854
Kansas City Southern Railway Co. 8.00% 2015	1,075	1,119
B/E Aerospace 8.50% 2018	3,330	3,538
Navistar International Corp. 8.25% 2021	2,825	2,910
CEVA Group PLC 10.00% 20144	500	478
CEVA Group PLC, Bridge Loan, 7.984% 20151,2,3,7	2,355	1,507
CEVA Group PLC 11.625% 20164	375	387
Alion Science and Technology Corp. 10.25% 2015	2,500	1,925
Navios Maritime Holdings Inc. 8.875% 20174	1,690	1,764
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,754
Iron Mountain Inc. 7.75% 2015	1,325	1,338
H&E Equipment Services, Inc. 8.375% 2016	1,000	1,006
Atrium Companies, Inc., Term Loan B, 11.75% 20121,2,3,5	1,378	795
Atrium Companies, Inc. 15.00% 20124,5	1,593	32
RSC Holdings III, LLC, Second Lien Term Loan B, 3.79% 20131,2,3	455	426
FTI Consulting, Inc. 7.625% 2013	225	229
		180,031

TELECOMMUNICATION SERVICES — 9.71%
Sprint Capital Corp. 8.375% 2012	2,600	2,704
Nextel Communications, Inc., Series E, 6.875% 2013	2,205	2,150
Nextel Communications, Inc., Series F, 5.95% 2014	12,095	11,354
Nextel Communications, Inc., Series D, 7.375% 2015	11,205	10,953
Qwest Capital Funding, Inc. 7.90% 2010	700	717
Qwest Capital Funding, Inc. 7.25% 2011	13,100	13,362
Qwest Communications International Inc. 7.25% 2011	600	606
Qwest Corp. 7.875% 2011	1,475	1,552
Qwest Communications International Inc., Series B, 7.50% 2014	2,500	2,522
Qwest Communications International Inc. 8.00% 20154	2,250	2,323
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	978
Cricket Communications, Inc. 9.375% 2014	9,255	9,348
Cricket Communications, Inc. 7.75% 2016	12,600	12,632
MetroPCS Wireless, Inc. 9.25% 2014	11,050	11,243
MetroPCS Wireless, Inc. 9.25% 2014	4,425	4,502
Clearwire Communications LLC/Finance 12.00% 20154	10,450	10,659
Clearwire Communications LLC/Finance 12.00% 20154	1,450	1,479
Crown Castle International Corp. 9.00% 2015	6,025	6,432
Crown Castle International Corp. 7.75% 20174	4,175	4,467
Windstream Corp. 8.125% 2013	2,000	2,085
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,830
Windstream Corp. 8.625% 2016	4,375	4,473
Windstream Corp. 7.00% 2019	2,650	2,491
Digicel Group Ltd. 12.00% 20144	4,650	5,237
Digicel Group Ltd. 8.875% 20154	5,150	5,021
Wind Acquisition SA 11.75% 20174	9,100	9,987
Intelsat, Ltd. 0%/9.50% 20158	1,000	1,032
Intelsat Jackson Holding Co., Series B, 8.875% 20154	1,875	1,950
Intelsat, Ltd. 8.875% 2015	325	338
Intelsat, Ltd. 9.25% 2016	2,000	2,075
Intelsat Jackson Holding Co. 9.50% 2016	2,000	2,150
Intelsat Jackson Holding Co. 8.50% 20194	1,500	1,552
Centennial Communications Corp. 6.04% 20131	1,450	1,450
AT&T Inc. 6.70% 2013	1,500	1,694
Centennial Communications Corp. 10.00% 2013	3,750	3,938
American Tower Corp. 7.00% 2017	1,500	1,669
American Tower Corp. 7.25% 20194	1,825	2,044
Hawaiian Telcom Communications, Inc. 8.765% 20131,6	1,725	39
Hawaiian Telcom Communications, Inc. 9.75% 20136	3,135	71
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,2,3,5	2,285	1,674
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20156	425	—
SBA Telecommunications, Inc. 8.00% 20164	1,650	1,733
Orascom Telecom 7.875% 20144	1,500	1,365
Rogers Wireless Inc. 7.50% 2015	1,100	1,286
		167,167

INFORMATION TECHNOLOGY — 7.46%
NXP BV and NXP Funding LLC 3.034% 20131	13,400	11,172
NXP BV and NXP Funding LLC 3.492% 20131	€2,747	3,109
NXP BV and NXP Funding LLC 10.00% 20134,9	$1,312	1,343
NXP BV and NXP Funding LLC 7.875% 2014	10,555	9,631
NXP BV and NXP Funding LLC 8.625% 2015	€3,250	3,469
NXP BV and NXP Funding LLC 9.50% 2015	$11,045	9,471
Freescale Semiconductor, Inc., Term Loan B, 1.985% 20131,2,3	2,278	1,999
Freescale Semiconductor, Inc. 4.129% 20141	450	365
Freescale Semiconductor, Inc. 8.875% 2014	7,725	7,126
Freescale Semiconductor, Inc. 9.875% 20141,5	8,448	7,508
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20142,3	9,143	9,429
Freescale Semiconductor, Inc. 10.125% 2016	4,188	3,392
Sanmina-SCI Corp. 6.75% 2013	5,125	5,080
Sanmina-SCI Corp. 3.004% 20141,4	3,825	3,529
Sanmina-SCI Corp. 8.125% 2016	7,400	7,419
First Data Corp., Term Loan B2, 2.999% 20141,2,3	8,812	7,853
First Data Corp. 9.875% 2015	6,625	6,211
First Data Corp. 9.875% 2015	1,350	1,266
SunGard Data Systems Inc. 9.125% 2013	8,660	8,920
SunGard Data Systems Inc. 10.625% 2015	500	553
Ceridian Corp. 11.25% 2015	6,400	6,136
Serena Software, Inc. 10.375% 2016	5,975	5,773
Advanced Micro Devices, Inc. 8.125% 20174	2,725	2,728
Jabil Circuit, Inc. 8.25% 2018	2,270	2,440
Xerox Corp. 7.125% 2010	1,250	1,279
Xerox Corp. 7.625% 2013	1,000	1,020
Celestica Inc. 7.625% 2013	275	286
		128,507

HEALTH CARE — 6.82%
HCA Inc., Term Loan B1, 2.501% 20131,2,3	3,913	3,752
HCA Inc. 9.125% 2014	2,145	2,268
HCA Inc. 9.625% 20161,5	2,382	2,584
HCA Inc. 8.50% 20194	8,670	9,385
HCA Inc. 7.875% 20204	3,975	4,149
Tenet Healthcare Corp. 7.375% 2013	7,000	7,053
Tenet Healthcare Corp. 9.00% 20154	375	407
Tenet Healthcare Corp. 9.25% 2015	1,355	1,450
Tenet Healthcare Corp. 8.875% 20194	7,030	7,628
Elan Finance PLC and Elan Finance Corp. 4.273% 20111	2,300	2,174
Elan Finance PLC and Elan Finance Corp. 4.381% 20131	4,520	3,876
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	2,970	2,970
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	6,415	6,158
HealthSouth Corp., Term Loan B, 2.51% 20131,2,3	2,119	2,026
HealthSouth Corp., Term Loan B, 4.01% 20141,2,3	1,744	1,698
HealthSouth Corp. 10.75% 2016	6,380	6,970
Bausch & Lomb Inc. 9.875% 2015	9,780	10,367
PTS Acquisition Corp. 10.25% 20151,5	7,984	7,246
PTS Acquisition Corp. 9.75% 2017	€275	294
Boston Scientific Corp. 6.00% 2011	$1,875	1,969
Boston Scientific Corp. 5.45% 2014	2,080	2,194
Boston Scientific Corp. 5.125% 2017	310	311
Boston Scientific Corp. 7.00% 2035	565	557
Boston Scientific Corp. 7.375% 2040	1,385	1,493
VWR Funding, Inc. 11.25% 20151,5	6,210	6,489
Coventry Health Care, Inc. 5.875% 2012	4,675	4,744
Coventry Health Care, Inc. 5.95% 2017	1,000	908
Quintiles Transnational 9.50% 20141,4,5	4,695	4,730
Surgical Care Affiliates, Inc. 9.625% 20151,4,5	2,269	2,099
Surgical Care Affiliates, Inc. 10.00% 20174	1,825	1,688
CHS/Community Health Systems, Inc. 8.875% 2015	1,900	1,971
Viant Holdings Inc. 10.125% 20174	1,842	1,842
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,559
Symbion Inc. 11.75% 20151,5	1,587	1,206
Valeant Pharmaceuticals 8.375% 20164	1,165	1,206
		117,421

MATERIALS — 5.95%
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	529
Owens-Brockway Glass Container Inc. 7.375% 2016	$9,610	9,970
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	780	851
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	8,765	9,611
Nalco Co. 8.875% 2013	500	517
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	1,900	1,948
Nalco Co., Term Loan B, 5.75% 20161,2,3	2,358	2,388
Nalco Co. 8.25% 20174	5,190	5,540
Georgia Gulf Corp. 9.00% 20174	8,950	9,084
Smurfit Kappa Acquisition 7.25% 2017	€100	141
Smurfit Kappa Acquisition 7.75% 2019	3,730	5,285
Smurfit Capital Funding PLC 7.50% 2025	$300	257
Georgia-Pacific Corp., First Lien Term Loan B, 2.256% 20121,2,3	395	384
Georgia-Pacific LLC 8.25% 20164	4,975	5,298
Graphic Packaging International, Inc. 9.50% 2017	5,125	5,458
AMH Holdings, Inc. 11.25% 2014	1,000	970
Associated Materials Inc. 9.875% 20164	3,625	3,843
CEMEX Finance LLC 9.50% 20164	4,500	4,736
Reynolds Group 7.75% 20164	4,315	4,434
Teck Resources Ltd. 9.75% 2014	3,650	4,229
International Paper Co. 9.375% 2019	3,190	3,927
Rockwood Specialties Group, Inc. 7.50% 2014	2,500	2,538
Rockwood Specialties Group, Inc. 7.625% 2014	€750	1,077
Rio Tinto Finance (USA) Ltd. 8.95% 2014	$2,665	3,196
FMG Finance Pty Ltd. 10.00% 20134	700	731
FMG Finance Pty Ltd. 10.625% 20164	1,875	2,084
Plastipak Holdings, Inc. 8.50% 20154	2,610	2,692
Newpage Corp. 11.375% 20144	2,635	2,675
Ball Corp. 7.125% 2016	1,350	1,391
Ball Corp. 7.375% 2019	1,000	1,032
Dow Chemical Co. 7.60% 2014	2,000	2,278
CSN Islands XI Corp. 6.875% 20194	1,500	1,500
Gerdau Holdings Inc. 7.00% 20204	1,400	1,446
MacDermid 9.50% 20174	370	372
		102,412

UTILITIES — 5.20%
Edison Mission Energy 7.50% 2013	4,800	4,536
Edison Mission Energy 7.75% 2016	2,200	1,881
Midwest Generation, LLC, Series B, 8.56% 20162	3,777	3,815
Edison Mission Energy 7.00% 2017	10,525	8,367
Edison Mission Energy 7.20% 2019	5,725	4,365
Edison Mission Energy 7.625% 2027	5,925	4,044
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.735% 20141,2,3	11,564	9,421
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	7,955	6,483
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	7,665	6,247
Texas Competitive Electric Holdings Co. LLC 11.25% 20161,5	581	413
AES Corp. 9.375% 2010	1,497	1,553
AES Corp. 8.75% 20134	5,311	5,470
AES Gener SA 7.50% 2014	500	547
AES Corp. 7.75% 2015	500	510
AES Corp. 8.00% 2017	3,000	3,094
AES Red Oak, LLC, Series A, 8.54% 20192	382	383
AES Corp. 8.00% 2020	2,000	2,045
NRG Energy, Inc. 7.25% 2014	1,900	1,929
NRG Energy, Inc. 7.375% 2016	11,250	11,292
NRG Energy, Inc. 7.375% 2017	175	176
Intergen Power 9.00% 20174	9,775	10,239
Sierra Pacific Resources 8.625% 2014	875	911
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	296
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	531
FPL Energy National Wind Portfolio, LLC 6.125% 20192,4	1,049	997
		89,545

CONSUMER STAPLES — 3.17%
Stater Bros. Holdings Inc. 8.125% 2012	5,175	5,253
Stater Bros. Holdings Inc. 7.75% 2015	5,800	5,916
SUPERVALU INC. 7.50% 2012	340	352
Albertson’s, Inc. 7.25% 2013	460	468
SUPERVALU INC. 8.00% 2016	6,500	6,630
Albertson’s, Inc. 8.00% 2031	2,575	2,350
Smithfield Foods, Inc. 10.00% 20144	5,425	5,913
Smithfield Foods, Inc. 7.75% 2017	3,525	3,269
Constellation Brands, Inc. 8.375% 2014	1,250	1,337
Constellation Brands, Inc. 7.25% 2017	4,770	4,859
Tyson Foods, Inc. 10.50% 2014	3,775	4,332
Rite Aid Corp. 8.625% 2015	1,000	875
Rite Aid Corp., Term Loan T4, 9.50% 20151,2,3	500	519
Rite Aid Corp. 9.75% 2016	1,750	1,908
Rite Aid Corp. 10.25% 20194	500	530
Tops Markets 10.125% 20154	3,275	3,390
Duane Reade Inc. 11.75% 2015	2,003	2,183
CEDC Finance Corp. 9.125% 20164	1,500	1,553
Ingles Markets, Inc. 8.875% 2017	1,475	1,541
Cott Beverages Inc. 8.375% 20174	850	880
Dole Food Co., Inc. 8.875% 2011	506	510
		54,568

ENERGY — 3.16%
Petroplus Finance Ltd. 6.75% 20144	6,700	6,332
Petroplus Finance Ltd. 7.00% 20174	5,900	5,340
Petroplus Finance Ltd. 9.375% 20194	1,600	1,600
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	3,825	3,912
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,525	5,589
Williams Companies, Inc. 6.375% 20104	1,000	1,018
Williams Companies, Inc. 8.125% 2012	1,900	2,087
Williams Companies, Inc. 7.875% 2021	250	287
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,063
Williams Companies, Inc. 8.75% 2032	3,300	3,960
Forest Oil Corp. 8.50% 20144	1,650	1,733
Forest Oil Corp. 7.25% 2019	3,500	3,474
Gaz Capital SA 7.288% 20374	4,000	3,710
Enterprise Products Operating LLC 7.00% 20671	3,525	3,129
General Maritime Corp. 12.00% 20174	2,500	2,616
TransCanada PipeLines Ltd. 6.35% 20671	2,715	2,551
Continental Resources 8.25% 20194	2,000	2,110
Premcor Refining Group Inc. 6.75% 2011	1,150	1,185
Kinder Morgan Energy Partners LP 9.00% 2019	880	1,085
Denbury Resources Inc. 9.75% 2016	900	965
Enbridge Energy Partners, LP 9.875% 2019	500	634
		54,380

MORTGAGE-BACKED OBLIGATIONS2 — 1.11%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	1,750	1,800
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	6,050	6,222
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20364	4,600	4,689
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20364	700	713
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20364	235	237
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20364	2,235	2,301
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20364	1,235	1,271
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20364	1,235	1,271
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.581% 20371	1,216	550
		19,054

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.30%
Panama (Republic of) Global 7.125% 2026	310	351
Panama (Republic of) Global 9.375% 2029	130	174
Panama (Republic of) Global 6.70% 20362	1,522	1,613
Brazilian Treasury Bill 6.00% 20457,10	BRL3,709	2,018
Colombia (Republic of) Global 10.75% 2013	$500	610
Colombia (Republic of) Global 12.00% 2015	COP780,000	470
		5,236

BONDS & NOTES OF U.S. GOVERNMENT — 0.25%
U.S. Treasury 1.375% 2012	$2,000	1,991
U.S. Treasury 6.00% 2026	2,000	2,341
		4,332

Total bonds, notes & other debt instruments (cost: $1,450,067,000)		1,489,317

	Principal amount	Value
Convertible securities — 0.64%	(000)	(000)

INFORMATION TECHNOLOGY — 0.32%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000	$2,015
Micron Technology, Inc. 1.875% convertible notes 2014	2,035	1,969
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	505	457
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	1,119	1,109
		5,550

CONSUMER DISCRETIONARY — 0.22%
Beazer Homes USA, Inc. 4.625% convertible notes 2024	3,360	3,133
Saks Inc. 2.00% convertible notes 2024	833	693
		3,826

FINANCIALS — 0.10%
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 20294	240	411
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20274	1,250	1,188
		1,599

Total convertible securities (cost: $9,156,000)		10,975

Preferred stocks — 2.19%	Shares

FINANCIALS — 1.96%
Barclays Bank PLC 7.434%1,4	9,000,000	8,325
Barclays Bank PLC 8.55%1,4	1,500,000	1,395
Barclays Bank PLC 6.86%1,4	300,000	249
JPMorgan Chase & Co., Series I, 7.90%1	4,985,000	5,159
Wells Fargo & Co. 7.98%1	5,020,000	5,058
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	160,000	3,610
PNC Financial Services Group, Inc., Series K, 8.25%1	2,000,000	2,041
PNC Preferred Funding Trust I 6.517%1,4	1,000,000	749
Fleet Capital Trust II 7.92% 2026	1,300,000	1,235
Bank of America Corp., Series M, 8.125% noncumulative1	975,000	940
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative1,4	2,700,000	1,539
ILFC E-Capital Trust II 6.25%1,4	2,000,000	1,060
Royal Bank of Scotland Group PLC, Series U, 7.64%1	1,200,000	649
RBS Capital Trust II 6.425% noncumulative trust1	500,000	307
SMFG Preferred Capital USD 3 Ltd. 9.50%1,4	395,000	417
GMAC LLC, Series G, 7.00%4,11	490	323
Citigroup Inc. 6.00%	10,400	190
Citigroup Inc. 6.10%	6,900	126
Lloyds Banking Group PLC 6.657% preference shares1,4	500,000	301
Fannie Mae, Series O, 0%1,4,11	20,000	32
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative4,11	134,000	1
		33,706

CONSUMER DISCRETIONARY — 0.23%
Gray Television Inc., Series D, 17.00%4,7,9,11	5,500,000	3,980

Total preferred stocks (cost: $39,395,000)		37,686

		Value
Common stocks — 1.39%	Shares	(000)

FINANCIALS — 0.76%
Bank of America Corp.	480,244	$7,233
Citigroup Inc.	1,427,723	4,726
CIT Group Inc.11	37,755	1,042
		13,001

MATERIALS — 0.25%
Georgia Gulf Corp.11	245,797	4,272

CONSUMER DISCRETIONARY — 0.21%
Ford Motor Co.11	342,877	3,429
Time Warner Cable Inc.	2,666	110
Adelphia Recovery Trust, Series Arahova11	388,601	70
Adelphia Recovery Trust, Series ACC-111	449,306	14
Adelphia Recovery Trust, Series ACC-6B7,11	1,000,000	5
Charter Communications, Inc., Class A11	1,331	47
ACME Communications, Inc.11	13,100	7
Mobil Travel Guide, Inc.7,9,11	7,285	2
American Media Operations, Inc.4,7,11	84,516	1
		3,685

INDUSTRIALS — 0.11%
Delta Air Lines, Inc.11	153,267	1,744
Nortek, Inc.11	3,850	135
World Color Press Inc.11	6,466	60
		1,939

TELECOMMUNICATION SERVICES — 0.05%
Sprint Nextel Corp., Series 111	127,382	466
CenturyTel, Inc.	8,725	316
XO Holdings, Inc.11	651	—
		782

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.11	52,250	185
HSW International, Inc.4,7,11	22,356	5
		190

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust7,11	80,522	4

Total common stocks (cost: $23,586,000)		23,873

Rights & warrants — 0.00%

INDUSTRIALS — 0.00%
World Color Press Inc., Series I, warrants, expire 201411	3,664	15
World Color Press Inc., Series II, warrants, expire 201411	3,664	11
Atrium Corp., warrants, expire 20184,7,11	691	—
		26

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series B, warrants, expire 201011	978	—
XO Holdings, Inc., Series A, warrants, expire 201011	1,305	—
XO Holdings, Inc., Series C, warrants, expire 201011	978	—
GT Group Telecom Inc., warrants, expire 20104,7,11	4,000	—
		—

Total rights & warrants (cost: $216,000)		26

	Principal amount	Value
Short-term securities — 7.12%	(000)	(000)

U.S. Treasury Bills 0.10%–0.307% due 5/13–6/17/2010	$34,800	$34,777
Freddie Mac 0.14%–0.17% due 4/19–5/18/2010	33,500	33,481
Jupiter Securitization Co., LLC 0.15% due 1/4/20104	21,400	21,400
Ranger Funding Co. LLC 0.16% due 1/20/20104	17,600	17,598
Federal Home Loan Bank 0.122% due 1/13/2010	10,800	10,800
Private Export Funding Corp. 0.08% due 1/11/20104	4,600	4,600

Total short-term securities (cost: $122,650,000)		122,656

Total investment securities (cost: $1,645,070,000)		1,684,533
Other assets less liabilities		37,008

Net assets		$1,721,541

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $138,271,000, which represented 8.03% of the net assets of the fund.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $454,688,000, which represented 26.41% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Scheduled interest and/or principal payment was not received.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,522,000, which represented .44% of the net assets of the fund.
8Step bond; coupon rate will increase at a later date.
9Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Gray Television Inc., Series D, 17.00%	6/26/2008–7/15/2008	$5,225	$3,980	.23%
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,048	1,343	.08
Mobil Travel Guide, Inc.	12/17/2007	2	2	.00
Total restricted securities		$6,275	$5,325	.31%

10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.

Key to abbreviations and symbols

BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
£ = British pounds
High Income Bond Fund
Summary investment portfolio, December 31, 2009

Largest Holdings (By issuer)	Percent of net assets
Nielsen Co.	2.43
CIT Group	2.37
NXP	2.22
Univision Communications	1.98
Freescale Semiconductor	1.73
Charter Communications	1.64
Sprint Nextel	1.61
Edison International	1.57
Virgin Media	1.44
Ford Motor	1.36

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 86.51%	(000)	(000)	assets

Consumer discretionary - 20.42%
Univision Communications, Inc.:
First Lien Term Loan B, 2.501% 2014 (1) (2) (3)	$19,345	$16,854
10.50% 2015 (1) (4) (5)	17,854	15,734
12.00% 2014 (4)	1,300	1,438	1.98%
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00%-10.875% 2012-2014 (4)	10,725	11,355
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013 (6)	8,858	9,135
Charter Communications Operating, LLC, Term Loans, 4.24%-7.25% 2014 (1) (2) (3)	6,867	6,675
Charter Communications, Inc. 13.50% 2016 (4)	856	1,003	1.64
NTL Cable PLC:
9.125% 2016	9,175	9,714
9.50% 2016	10,100	10,895
8.75% 2014	1,401	1,454
8.75% 2014 (2)	€105	157
9.75% 2014 (2)	£63	107
Virgin Media Finance 8.375% 2019 (4)	$2,375	2,455	1.44
Michaels Stores, Inc. 10.00% 2014	9,400	9,776	.57
Cinemark USA, Inc. 8.625% 2019 (4)	9,100	9,510	.55
Allison Transmission Holdings, Inc. 11.25% 2015 (1) (4) (5)	8,941	9,388	.54
AMC Entertainment Inc. 8.75% 2019	7,900	8,098	.47
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	8,225	7,989	.46
Royal Caribbean Cruises Ltd. 11.875% 2015	6,550	7,606	.44
FCE Bank PLC 7.125% 2013	€1,000	1,397	.08
Other securities		210,795	12.25
		351,535	20.42

Financials - 12.50%
CIT Group Inc.:
Term Loan 2A, 9.50% 2012 (1) (2) (3)	$8,500	8,734
Term Loan, 13.00% 2012 (1) (2) (3)	12,000	12,447
7.00% 2013-2017	20,399	18,503	2.31
Ford Motor Credit Co. 3.034%-9.875% 2010-2016 (1)	18,735	18,555	1.08
National City Preferred Capital Trust I 12.00% (undated) (1)	7,762	8,926	.52
Developers Diversified Realty Corp. 9.625% 2016	8,325	8,701	.50
Bank of America Corp. 5.75%-7.375% 2014-2017	3,750	4,012
Countrywide Financial Corp. 4.50%-5.80% 2010-2012	500	519
BankAmerica Capital II, Series 2, 8.00% 2026	265	262	.28
Other securities		134,470	7.81
		215,129	12.50

Industrials - 10.46%
Nielsen Finance LLC and Nielsen Finance Co.:
10.00% 2014	11,025	11,549
0%/12.50% 2016 (7)	17,690	16,231
11.50%-11.625% 2014-2016	10,380	11,678
Nielsen Finance LLC, Term Loan A, 2.235% 2013 (1) (2) (3)	2,599	2,447	2.43
ARAMARK Corp. 8.50% 2015	8,000	8,280	.48
RailAmerica, Inc. 9.25% 2017	7,267	7,767	.45
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	7,491	7,622	.45
Other securities		114,457	6.65
		180,031	10.46

Telecommunication services - 9.71%
Nextel Communications, Inc.:
Series F, 5.95% 2014	12,095	11,354
Series D, 7.375% 2015	11,205	10,953
Series E, 6.875% 2013	2,205	2,150
Sprint Capital Corp. 8.375% 2012	2,600	2,704	1.58
Qwest Capital Funding, Inc.:
7.25% 2011	13,100	13,362
7.90% 2010	700	717
Qwest Communications International Inc. 7.25%-8.00% 2011-2015 (4)	5,350	5,451
Qwest Corp. 7.875% 2011	1,475	1,552
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	978	1.28
Cricket Communications, Inc.:
9.375% 2014	9,255	9,348
7.75% 2016	12,600	12,632	1.28
MetroPCS Wireless, Inc. 9.25% 2014	11,050	11,243	.65
Clearwire Communications LLC/Finance 12.00% 2015 (4)	10,450	10,659	.62
Wind Acquisition SA 11.75% 2017 (4)	9,100	9,987	.58
Other securities		64,077	3.72
		167,167	9.71

Information technology - 7.46%
NXP BV and NXP Funding LLC:
3.034% 2013 (1)	13,400	11,172
7.875% 2014	10,555	9,631
9.50% 2015	11,045	9,471
10.00% 2013 (8)	1,312	1,343
3.492%-8.625% 2013-2015 (1)	€5,997	6,578	2.22
Freescale Semiconductor, Inc.:
Term Loan B, 12.50% 2014 (2) (3)	$9,143	9,429
Term Loan B, 1.985% 2013 (1) (2) (3)	2,278	1,999
4.129%-10.125% 2014-2016 (1) (5)	20,811	18,391	1.73
SunGard Data Systems Inc. 9.125% 2013	8,660	8,920	.52
First Data Corp., Term Loan B2, 2.999% 2014 (1) (2) (3)	8,812	7,853	.45
Other securities		43,720	2.54
		128,507	7.46

Health care - 6.82%
HCA Inc.:
8.50% 2019 (4)	8,670	9,385
Term Loan B1, 2.501% 2013 (1) (2) (3)	3,913	3,752
7.875%-9.625% 2014-2020 (1) (4) (5)	8,502	9,001	1.29
Bausch & Lomb Inc. 9.875% 2015	9,780	10,367	.60
Tenet Healthcare Corp. 8.875% 2019 (4)	7,030	7,628	.44
Other securities		77,288	4.49
		117,421	6.82

Materials - 5.95%
Owens-Brockway Glass Container Inc. 7.375% 2016	9,610	9,970	.58
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	8,765	9,611	.56
Georgia Gulf Corp. 9.00% 2017 (4)	8,950	9,084	.53
Other securities		73,747	4.28
		102,412	5.95

Utilities - 5.20%
Edison Mission Energy:
7.00% 2017	10,525	8,367
7.20%-7.75% 2013-2027	18,650	14,826
Midwest Generation, LLC, Series B, 8.56% 2016 (2)	3,777	3,815	1.57
Texas Competitive Electric Holdings Co. LLC:
Term Loan B2, 3.735% 2014 (1) (2) (3)	11,564	9,421
10.25%-11.25% 2015-2016 (1) (5)	16,201	13,143	1.31
NRG Energy, Inc. 7.375% 2016	11,250	11,292	.66
Intergen Power 9.00% 2017 (4)	9,775	10,239	.59
Other securities		18,442	1.07
		89,545	5.20

Consumer staples - 3.17%
Other securities		54,568	3.17

Energy - 3.16%
Other securities		54,380	3.16

Mortgage-backed obligations - 1.11%
Other securities		19,054	1.11

Other - 0.55%
U.S. Treasury 1.375%-6.00% 2012-2026	4,000	4,332	.25
Other securities		5,236	.30
		9,568	.55

Total bonds, notes & other debt instruments (cost: $1,450,067,000)		1,489,317	86.51

			Percent
		Value	of net
Convertible securities - 0.64%		(000)	assets

Other - 0.64%
Other securities		10,975	.64

Total convertible securities (cost: $9,156,000)		10,975	.64

	Shares		Percent
		Value	of net
Preferred stocks - 2.19%		(000)	assets

Financials - 1.96%
Barclays Bank PLC 7.434% (1) (4)	9,000,000	8,325	.48
JPMorgan Chase & Co., Series I, 7.90% (1)	4,985,000	5,159	.30
Fleet Capital Trust II 7.92% 2026	1,300,000	1,235
Bank of America Corp., Series M, 8.125% noncumulative (1)	975,000	940	.13
Other securities		18,047	1.05
		33,706	1.96

Other - 0.23%
Other securities		3,980	.23

Total preferred stocks (cost: $39,395,000)		37,686	2.19

	Shares		Percent
		Value	of net
Common stocks - 1.39%		(000)	assets

Other - 1.39%
Bank of America Corp.	480,244	7,233	.42
Ford Motor Co. (9)	342,877	3,429	.20
CIT Group Inc. (9)	37,755	1,042	.06
Sprint Nextel Corp., Series 1 (9)	127,382	466	.03
Charter Communications, Inc., Class A (9)	1,331	47	.00
Other securities		11,656	.68

Total common stocks (cost: $23,586,000)		23,873	1.39

	Shares		Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		26	.00

Total rights & warrants (cost: $216,000)		26	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.12%	(000)	(000)	assets

U.S. Treasury Bills 0.10%-0.307% due 5/13-6/17/2010	$34,800	$34,777	2.02%
Freddie Mac 0.14%-0.17% due 4/19-5/18/2010	33,500	33,481	1.94
Jupiter Securitization Co., LLC 0.15% due 1/4/2010 (4)	21,400	21,400	1.24
Ranger Funding Co. LLC 0.16% due 1/20/2010 (4)	17,600	17,598	1.02
Federal Home Loan Bank 0.122% due 1/13/2010	10,800	10,800	.63
Other securities		4,600	.27

Total short-term securities (cost: $122,650,000)		122,656	7.12

Total investment securities (cost: $1,645,070,000)		1,684,533	97.85
Other assets less liabilities		37,008	2.15

Net assets		$1,721,541	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by the authority of the board of trustees. The total value of all such securities was $7,522,000, which represented .44% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Coupon rate may change periodically.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $138,271,000, which represented 8.03% of the net assets of the fund.

(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $454,688,000, which represented 26.41% of the net assets of the fund.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Scheduled interest and/or principal payment was not received.
(7) Step bond; coupon rate will increase at a later date.
(8) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$1,048	$1,343	.08%
Other restricted securities		5,227	3,982	.23
Total restricted securities		$6,275	$5,325	.31%

(9) Security did not produce income during the last 12 months.

Key to symbols

€ = Euros
£ = British pounds

See Notes to Financial Statements

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

December 31, 2009
Bonds, notes & other debt instruments — 91.31%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 39.58%
Federal agency mortgage-backed obligations1 — 38.26%
Fannie Mae 4.50% 2020	$5,616	$5,842
Fannie Mae 4.50% 2020	2,098	2,182
Fannie Mae 6.00% 2021	2,601	2,793
Fannie Mae 6.00% 2021	206	221
Fannie Mae 6.00% 2021	71	76
Fannie Mae 5.00% 2023	7,974	8,354
Fannie Mae 4.00% 2024	24,558	24,751
Fannie Mae 4.00% 2024	19,193	19,343
Fannie Mae 4.00% 2024	11,407	11,493
Fannie Mae 4.00% 2024	9,643	9,717
Fannie Mae 4.00% 2024	9,510	9,582
Fannie Mae 4.50% 2024	17,970	18,517
Fannie Mae 4.50% 2024	15,835	16,312
Fannie Mae 4.50% 2024	15,614	16,090
Fannie Mae 4.50% 2024	7,993	8,234
Fannie Mae 4.50% 2024	6,307	6,499
Fannie Mae 4.50% 2024	3,095	3,188
Fannie Mae 4.50% 2024	2,127	2,191
Fannie Mae 4.50% 2024	1,280	1,319
Fannie Mae 4.50% 2024	1,262	1,300
Fannie Mae 4.50% 2024	1,202	1,239
Fannie Mae 4.50% 2024	1,130	1,164
Fannie Mae 4.50% 2024	1,129	1,163
Fannie Mae 4.50% 2025	63,860	65,696
Fannie Mae 6.00% 2027	4,645	4,952
Fannie Mae 5.00% 2028	3,821	3,957
Fannie Mae 6.50% 2028	3,743	4,017
Fannie Mae 4.00% 2029	19,297	18,931
Fannie Mae 5.50% 2033	11,318	11,901
Fannie Mae 6.50% 2034	6,965	7,504
Fannie Mae 4.50% 2035	8,439	8,468
Fannie Mae 5.50% 2035	8,961	9,423
Fannie Mae 5.50% 2035	1,238	1,302
Fannie Mae 6.50% 2035	833	900
Fannie Mae 5.518% 20362	2,050	2,162
Fannie Mae 6.00% 2036	1,379	1,467
Fannie Mae 6.50% 2036	2,856	3,048
Fannie Mae 5.00% 2037	3,899	4,007
Fannie Mae 5.312% 20372	2,811	2,947
Fannie Mae 5.616% 20372	988	1,041
Fannie Mae 6.00% 2037	2,044	2,171
Fannie Mae 6.358% 20372	3,406	3,601
Fannie Mae 6.50% 2037	9,155	9,821
Fannie Mae 6.50% 2037	5,223	5,600
Fannie Mae 6.50% 2037	3,797	4,053
Fannie Mae 6.50% 2037	2,193	2,353
Fannie Mae 6.50% 2037	664	709
Fannie Mae 7.00% 2037	5,569	6,069
Fannie Mae 7.00% 2037	3,344	3,644
Fannie Mae 7.00% 2037	1,155	1,258
Fannie Mae 4.445% 20382	1,565	1,623
Fannie Mae 5.00% 2038	8,200	8,425
Fannie Mae 5.456% 20382	3,987	4,191
Fannie Mae 5.50% 2038	13,905	14,573
Fannie Mae 5.50% 2038	9,656	10,121
Fannie Mae 5.50% 2038	6,787	7,114
Fannie Mae 5.50% 2038	3,917	4,112
Fannie Mae 5.50% 2038	2,788	2,922
Fannie Mae 6.00% 2038	14,257	15,117
Fannie Mae 6.00% 2038	5,326	5,650
Fannie Mae 6.00% 2038	3,941	4,181
Fannie Mae 6.00% 2038	2,500	2,641
Fannie Mae 6.50% 2038	8,396	9,012
Fannie Mae 6.50% 2038	3,193	3,427
Fannie Mae 3.62% 20392	3,497	3,557
Fannie Mae 3.626% 20392	2,934	2,986
Fannie Mae 3.643% 20392	9,657	9,827
Fannie Mae 3.762% 20392	6,690	6,832
Fannie Mae 3.79% 20392	686	701
Fannie Mae 3.83% 20392	1,346	1,376
Fannie Mae 3.91% 20392	1,348	1,379
Fannie Mae 3.912% 20392	476	488
Fannie Mae 3.95% 20392	1,199	1,229
Fannie Mae 4.50% 2039	9,010	9,007
Fannie Mae 5.50% 2039	8,928	9,356
Fannie Mae 6.00% 2039	17,905	19,002
Fannie Mae 5.00% 2040	15,000	15,394
Fannie Mae 6.00% 2040	795	842
Fannie Mae 6.50% 2040	6,345	6,796
Fannie Mae 6.492% 20472	4,261	4,531
Fannie Mae, Series 2001-4, Class GB, 10.157% 20182	261	298
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,029	1,065
Fannie Mae, Series 2001-4, Class GA, 10.037% 20252	84	97
Fannie Mae, Series 2001-4, Class NA, 11.829% 20252	183	206
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	339	383
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,259	1,306
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,385	1,133
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	994	826
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	3,624	3,824
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,580	1,673
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,514	1,618
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20392	355	398
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	348	387
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	334	362
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	422	476
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	59	66
Freddie Mac 4.50% 2019	4,490	4,663
Freddie Mac 4.50% 2023	8,393	8,642
Freddie Mac 5.00% 2023	545	571
Freddie Mac 5.00% 2023	224	235
Freddie Mac 6.00% 2023	4,308	4,621
Freddie Mac 4.50% 2024	19,132	19,690
Freddie Mac 4.50% 2024	13,756	14,157
Freddie Mac 4.50% 2024	7,614	7,836
Freddie Mac 4.50% 2024	4,267	4,392
Freddie Mac 5.00% 2024	7,675	8,037
Freddie Mac 5.50% 2024	20,537	21,801
Freddie Mac 6.00% 2026	4,087	4,362
Freddie Mac 6.00% 2027	8,208	8,761
Freddie Mac 4.632% 20352	1,008	1,049
Freddie Mac 5.872% 20362	10,503	11,120
Freddie Mac 6.00% 2036	3,441	3,678
Freddie Mac 6.00% 2036	2,055	2,185
Freddie Mac 5.692% 20372	1,437	1,507
Freddie Mac 5.965% 20372	942	991
Freddie Mac 6.00% 2037	3,124	3,348
Freddie Mac 6.00% 2037	2,570	2,755
Freddie Mac 6.00% 2037	2,226	2,386
Freddie Mac 6.00% 2037	2,165	2,303
Freddie Mac 6.00% 2037	1,935	2,059
Freddie Mac 6.00% 2037	1,453	1,557
Freddie Mac 6.50% 2037	6,028	6,466
Freddie Mac 4.802% 20382	4,159	4,308
Freddie Mac 5.50% 2038	4,386	4,617
Freddie Mac 5.50% 2038	4,152	4,362
Freddie Mac 5.514% 20382	1,634	1,715
Freddie Mac 6.00% 2038	12,759	13,569
Freddie Mac 6.00% 2038	9,858	10,510
Freddie Mac 6.50% 2038	11,647	12,481
Freddie Mac 6.50% 2038	6,657	7,136
Freddie Mac 6.50% 2038	6,225	6,671
Freddie Mac 6.50% 2038	4,576	4,904
Freddie Mac 3.959% 20392	1,127	1,153
Freddie Mac 5.00% 2040	12,135	12,444
Freddie Mac, Series K003, Class A2, 3.607% 2014	3,500	3,582
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,124	1,199
Freddie Mac, Series 1567, Class A, 0.65% 20232	281	270
Freddie Mac, Series 3061, Class PN, 5.50% 2035	471	497
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,464	1,187
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,405	1,139
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,546	1,643
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,432	1,536
Freddie Mac, Series 3312, Class PA, 5.50% 2037	6,441	6,787
Government National Mortgage Assn. 4.50% 2024	18,149	18,871
Government National Mortgage Assn. 4.50% 2024	4,591	4,773
Government National Mortgage Assn. 4.50% 2024	2,359	2,453
Government National Mortgage Assn. 4.50% 2024	2,182	2,268
Government National Mortgage Assn. 4.50% 2024	1,834	1,907
Government National Mortgage Assn. 4.50% 2024	1,472	1,530
Government National Mortgage Assn. 4.50% 2024	983	1,022
Government National Mortgage Assn. 4.00% 2025	17,000	17,252
Government National Mortgage Assn. 5.00% 2038	28,731	29,589
Government National Mortgage Assn. 5.50% 2038	7,052	7,408
Government National Mortgage Assn. 5.50% 2038	5,213	5,476
Government National Mortgage Assn. 5.50% 2038	4,622	4,853
Government National Mortgage Assn. 5.50% 2038	3,577	3,756
Government National Mortgage Assn. 5.50% 2038	2,513	2,640
Government National Mortgage Assn. 6.00% 2038	6,997	7,433
Government National Mortgage Assn. 6.00% 2038	4,281	4,539
Government National Mortgage Assn. 6.00% 2038	2,997	3,176
Government National Mortgage Assn. 6.50% 2038	11,867	12,689
Government National Mortgage Assn. 6.50% 2038	1,642	1,756
Government National Mortgage Assn. 4.00% 2039	11,979	11,565
Government National Mortgage Assn. 4.50% 2039	14,974	14,988
Government National Mortgage Assn. 5.00% 2039	9,578	9,870
Government National Mortgage Assn. 6.172% 2058	297	309
Government National Mortgage Assn. 6.22% 2058	3,773	3,976
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,675	1,743
		989,826

Commercial mortgage-backed securities1 — 1.20%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,042
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,015
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	4,500	4,545
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.262% 20412,3	2,618	2,807
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	500	484
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	978
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	968	1,009
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	1,000	1,008
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	1,000	987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	484	490
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	448	454
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	357	358
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,000	950
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,065	2,133
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,327	1,371
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,167	1,201
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	1,000	1,012
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 20353	1,000	1,009
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	969	977
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	141	144
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	67	67
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	20	20
		31,061

Collateralized mortgage-backed obligations (privately originated)1 — 0.12%
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.462% 20352	2,000	1,532
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.245% 20272,3	358	323
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.399% 20272,3	589	532
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.70% 20282,3	293	278
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.42% 20402,3,4	958	239
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	91	89
		2,993

Total mortgage-backed obligations		1,023,880

U.S. TREASURY BONDS & NOTES — 39.30%
U.S. Treasury 5.75% 2010	5,000	5,167
U.S. Treasury 0.875% 2011	5,000	5,016
U.S. Treasury 1.00% 2011	7,500	7,498
U.S. Treasury 1.125% 2011	25,000	25,011
U.S. Treasury 1.75% 2012	29,250	29,443
U.S. Treasury 3.00% 20124,5	3,907	4,211
U.S. Treasury 4.25% 2012	10,000	10,733
U.S. Treasury 1.875% 20134,5	7,650	8,074
U.S. Treasury 3.125% 2013	107,425	111,655
U.S. Treasury 3.375% 2013	12,000	12,598
U.S. Treasury 3.625% 2013	20,000	21,180
U.S. Treasury 1.75% 2014	38,500	37,777
U.S. Treasury 2.25% 2014	58,750	58,360
U.S. Treasury 2.00% 20144,5	5,734	6,088
U.S. Treasury 2.00% 20144,5	14,039	14,880
U.S. Treasury 2.625% 2014	57,250	57,675
U.S. Treasury 4.00% 2014	18,500	19,785
U.S. Treasury 4.25% 2015	24,500	26,230
U.S. Treasury 11.25% 2015	10,000	14,114
U.S. Treasury 2.375% 2016	17,500	16,747
U.S. Treasury 2.625% 2016	10,000	9,731
U.S. Treasury 2.75% 2016	5,000	4,814
U.S. Treasury 3.125% 2016	33,750	33,331
U.S. Treasury 3.25% 2016	118,250	118,481
U.S. Treasury 3.25% 2016	13,000	13,056
U.S. Treasury 5.125% 2016	32,225	35,946
U.S. Treasury 4.625% 2017	13,000	14,043
U.S. Treasury 8.875% 2017	28,190	38,444
U.S. Treasury 3.50% 2018	16,750	16,616
U.S. Treasury 3.875% 2018	24,750	25,137
U.S. Treasury 2.75% 2019	20,750	19,109
U.S. Treasury 3.125% 2019	23,250	22,021
U.S. Treasury 3.375% 2019	20,000	19,241
U.S. Treasury 3.625% 2019	15,000	14,750
U.S. Treasury 8.125% 2019	50,915	68,554
U.S. Treasury 7.125% 2023	13,000	16,683
U.S. Treasury 5.25% 2028	5,000	5,421
U.S. Treasury 6.25% 2030	5,000	6,112
U.S. Treasury 4.50% 2036	33,600	33,117
U.S. Treasury 4.50% 2038	6,500	6,369
U.S. Treasury Principal Strip 0% 2019	5,000	3,475
		1,016,693

FEDERAL AGENCY BONDS & NOTES — 10.37%
Federal Home Loan Bank 3.375% 2010	3,000	3,070
Federal Home Loan Bank 1.75% 2012	21,000	20,999
Federal Home Loan Bank 2.25% 2012	4,500	4,575
Federal Home Loan Bank 3.625% 2013	42,250	44,198
Federal Home Loan Bank 3.25% 2014	8,500	8,620
Federal Home Loan Bank 5.375% 2016	13,250	14,630
Federal Home Loan Bank 5.375% 2016	2,025	2,219
Federal Home Loan Bank 5.00% 2017	1,000	1,065
Federal Home Loan Bank 4.75% 2018	2,325	2,433
Freddie Mac 2.875% 2010	3,000	3,064
Freddie Mac 2.125% 2012	20,000	20,176
Freddie Mac 2.50% 2014	4,000	3,981
Fannie Mae 3.625% 2011	5,000	5,199
Fannie Mae 6.125% 2012	10,000	11,013
Fannie Mae 3.00% 2014	2,750	2,776
Fannie Mae 5.375% 2017	5,000	5,528
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	3,000	3,003
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,400	3,440
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,029
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,281
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,525
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,869
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,846
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	2,750	2,833
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,065
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	3,750	3,804
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	2,750	2,841
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	6,097
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	3,361	3,569
Small Business Administration, Series 2001-20K, 5.34% 20211	580	612
Small Business Administration, Series 2001-20J, 5.76% 20211	437	466
Small Business Administration, Series 2001-20F, 6.44% 20211	1,219	1,316
Small Business Administration, Series 2003-20B, 4.84% 20231	2,009	2,096
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	7,750	8,045
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	2,500	2,487
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	5,000	5,030
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 1.95% 2012	3,300	3,324
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	3,000	3,046
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,177
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,962
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,587
Federal Agricultural Mortgage Corp. 4.875% 20113	2,000	2,092
Federal Agricultural Mortgage Corp. 5.50% 20113	2,000	2,119
Federal Agricultural Mortgage Corp. 5.125% 20173	1,250	1,306
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,962
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,205
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	3,300	3,333
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	1,057
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,143
		268,113

ASSET-BACKED OBLIGATIONS1 — 1.65%
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20133	4,684	4,762
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20143	1,000	1,039
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,239
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	491	499
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,307	4,512
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	1,950	2,103
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	890	930
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	250	263
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20353	2,650	2,263
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	2,000	2,024
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,955
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20133	1,814	1,847
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,564
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,500	1,561
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	1,450	1,558
Consumers Funding LLC, Series 2001-1, Class A-6, 5.76% 2016	1,390	1,538
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	1,447	1,500
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	1,379	1,421
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20233,4	1,973	1,283
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	1,000	1,051
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	1,017	1,033
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	897	912
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	617	624
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20103	498	503
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	399	371
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 20312	405	300
		42,655

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.39%
Nordic Investment Bank, Series C, 5.00% 2017	3,000	3,221
European Investment Bank 4.875% 2017	3,000	3,219
Asian Development Bank 2.75% 2014	1,800	1,801
France Government Agency-Guaranteed, Société Finance 2.875% 20143	1,810	1,795
		10,036

INDUSTRIALS — 0.02%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20131,3	599	611

ENERGY — 0.00%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20101,3	56	55

Total bonds, notes & other debt instruments (cost: $2,338,672,000)		2,362,043

Short-term securities — 12.65%

Jupiter Securitization Co., LLC 0.15%–0.21% due 1/12–1/15/20103	51,400	51,393
JPMorgan Chase & Co. 0.03% due 1/4/2010	11,700	11,700
Abbott Laboratories 0.10% due 1/11–2/9/20103	51,600	51,596
Federal Farm Credit Banks 0.16%–0.17% due 5/26–5/27/2010	50,500	50,464
Coca-Cola Co. 0.18% due 1/22–3/18/20103	37,750	37,740
Variable Funding Capital Company LLC 0.16% due 1/6/20103	25,000	25,000
Microsoft Corp. 0.06% due 1/19/20103	25,000	24,999
Walt Disney Co. 0.12% due 2/2/20103	25,000	24,997
Straight-A Funding LLC 0.18% due 3/8/20103	25,000	24,993
NetJets Inc. 0.11% due 1/13/20103	21,000	20,999
Procter & Gamble International Funding S.C.A. 0.21% due 2/11/20103	3,400	3,399

Total short-term securities (cost: $327,284,000)		327,280

Total investment securities (cost: $2,665,956,000)		2,689,323
Other assets less liabilities		(102,381)

Net assets		$2,586,942

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $295,945,000, which represented 11.44% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $34,775,000, which represented 1.34% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.

U.S. Government / AAA-Rated Securities Fund
Summary investment portfolio, December 31, 2009

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 91.31%	(000)	(000)	assets
Mortgage-backed obligations - 39.58%
Federal agency mortgage-backed obligations (1) - 38.26%
Fannie Mae:
4.00% 2024	$24,558	$24,751
4.00% 2024	19,193	19,343
4.50% 2024	17,970	18,517
4.50% 2024	15,835	16,312
4.50% 2024	15,614	16,090
4.50% 2025	63,860	65,696
4.00% 2029	19,297	18,931
6.00% 2038	14,257	15,117
6.00% 2039	17,905	19,002
5.00% 2040	15,000	15,394
0%-11.829% 2018-2047 (2)	320,250	333,949	21.76%
Freddie Mac:
4.50% 2024	19,132	19,690
5.50% 2024	20,537	21,801
0%-6.50% 2014-2040 (2)	199,433	209,391	9.70
Government National Mortgage Assn.:
4.50% 2024	18,149	18,871
4.00% 2025	17,000	17,252
5.00% 2038	28,731	29,589
4.50% 2039	14,974	14,988
4.00%-6.50% 2024-2058	91,484	95,142	6.80
		989,826	38.26

Commercial mortgage-backed securities (1) - 1.20%
Fannie Mae 4.491%-7.30% 2010-2012	8,750	9,057	.35
Other securities		22,004	.85
		31,061	1.20

Collateralized mortgage-backed obligations (privately originated) - 0.12%
Other securities		2,993	.12

Total mortgage-backed obligations		1,023,880	39.58

U.S. Treasury bonds & notes - 39.30%
U.S. Treasury:
1.125% 2011	25,000	25,011
1.75% 2012	29,250	29,443
3.125% 2013	107,425	111,655
3.625% 2013	20,000	21,180
1.75% 2014	38,500	37,777
2.25% 2014	58,750	58,360
2.625% 2014	57,250	57,675
4.00% 2014	18,500	19,785
4.25% 2015	24,500	26,230
2.375% 2016	17,500	16,747
3.125% 2016	33,750	33,331
3.25% 2016	118,250	118,481
5.125% 2016	32,225	35,946
8.875% 2017	28,190	38,444
3.50% 2018	16,750	16,616
3.875% 2018	24,750	25,137
2.75% 2019	20,750	19,109
3.125% 2019	23,250	22,021
3.375% 2019	20,000	19,241
8.125% 2019	50,915	68,554
7.125% 2023	13,000	16,683
4.50% 2036	33,600	33,117
0%-11.25% 2010-2038 (3) (4)	158,330	166,150	39.30
		1,016,693	39.30

Federal agency bonds & notes - 10.37%
Federal Home Loan Bank:
1.75% 2012	21,000	20,999
3.625% 2013	42,250	44,198
2.25%-5.375% 2010-2018	34,600	36,612	3.94
Freddie Mac:
2.125% 2012	20,000	20,176
2.50%-2.875% 2010-2014	7,000	7,045	1.05
Fannie Mae 3.00%-6.125% 2011-2017	22,750	24,516	.95
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20%-3.125% 2011-2012	8,750	8,938	.35
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,962	.19
Other securities		100,667	3.89
		268,113	10.37

Asset-backed obligations - 1.65%
Other securities		42,655	1.65

Other - 0.41%
Other securities		10,702	.41

Total bonds, notes & other debt instruments (cost: $2,338,672,000)		2,362,043	91.31

	Principal		Percent
	amount	Value	of net
Short-term securities - 12.65%	(000)	(000)	assets

Jupiter Securitization Co., LLC 0.15%-0.21% due 1/12-1/15/2010 (5)	$51,400	$51,393
JPMorgan Chase & Co. 0.03% due 1/4/2010	11,700	11,700	2.44%
Abbott Laboratories 0.10% due 1/11-2/9/2010 (5)	51,600	51,596	1.99
Federal Farm Credit Banks 0.16%-0.17% due 5/26-5/27/2010	50,500	50,464	1.95
Coca-Cola Co. 0.18% due 1/22-3/18/2010 (5)	37,750	37,740	1.46
Variable Funding Capital Company LLC 0.16% due 1/6/2010 (5)	25,000	25,000	.97
Microsoft Corp. 0.06% due 1/19/2010 (5)	25,000	24,999	.97
Walt Disney Co. 0.12% due 2/2/2010 (5)	25,000	24,997	.97
Straight-A Funding LLC 0.18% due 3/8/2010 (5)	25,000	24,993	.96
NetJets Inc. 0.11% due 1/13/2010 (5)	21,000	20,999	.81
Other securities		3,399	.13

Total short-term securities (cost: $327,284,000)		327,280	12.65

Total investment securities (cost: $2,665,956,000)		2,689,323	103.96
Other assets less liabilities		(102,381)	(3.96)

Net assets		$2,586,942	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Valued under fair value procedures adopted by authority of the board of trustees.
The total value of all such securities, including those in "Other securities," was $34,775,000, which represented 1.34% of the net assets of the fund.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $295,945,000, which represented 11.44% of the net assets of the fund.

See Notes to Financial Statements

Cash Management Fund
Investment portfolio

December 31, 2009

Short-term securities — 99.97%	Principal amount (000)	Value (000)

Corporate short-term notes — 81.50%
CBA (Delaware) Finance Inc. 0.20% due 2/12/2010	$35,000	$34,992
BNZ International Funding Ltd. 0.22% due 2/12/20101	35,000	34,992
Québec (Province of) 0.11% due 1/11–1/12/20101	31,500	31,499
Medtronic Inc. 0.10% due 1/27/20101	30,900	30,898
Eni Finance USA Inc. 0.15% due 1/12/20101	30,000	29,998
Caisse d’Amortissement de la Dette Sociale 0.14% due 2/2/2010	30,000	29,996
Variable Funding Capital Company LLC 0.16%–0.17% due 1/22–2/9/20101	30,000	29,994
Bank of America Corp. 0.20% due 3/8–3/9/2010	30,000	29,988
Straight-A Funding LLC 0.18% due 2/3/20101	29,100	29,096
Private Export Funding Corp. 0.10% due 1/11/20101	28,000	27,999
General Electric Capital Services, Inc. 0.17% due 2/18/2010	28,000	27,991
Coca-Cola Co. 0.13% due 2/4/20101	27,300	27,297
Thunder Bay Funding, LLC 0.16% due 1/19/20101	26,612	26,610
Abbott Laboratories 0.10% due 1/4/20101	26,000	26,000
Calyon North America Inc. 0.16% due 1/28/2010	25,700	25,697
Barton Capital LLC 0.20% due 1/11/20101	25,000	24,998
Hewlett-Packard Co. 0.11% due 1/15/20101	24,000	23,999
Westpac Banking Corp. 0.18%–0.20% due 1/15–2/11/20101	22,700	22,696
ING (U.S.) Funding LLC 0.17% due 1/14/2010	20,000	19,999
Rhode Island Health and Educational Building Corp. (Brown University), Series A, TECP, 0.20% due 2/5/2010	15,200	15,197
GDF SUEZ 0.19% due 1/21/20101	15,000	14,998
Walt Disney Co. 0.11% due 1/21/20101	13,000	12,999
Harvard University 0.12% due 1/14/2010	12,049	12,048
NetJets Inc. 0.12% due 1/29/20101	11,400	11,398
Johnson & Johnson 0.25% due 8/3/20101	10,600	10,582
Toronto-Dominion Holdings USA Inc. 0.23% due 5/17/20101	10,500	10,490
UBS Finance (Delaware) LLC 0.62% due 9/24/2010	10,000	9,966
Barclays U.S. Funding Corp. 0.18% due 3/3/2010	8,000	7,997
		640,414

Federal agency discount notes — 14.09%
Fannie Mae 0.07%–0.195% due 2/1–6/23/2010	32,200	32,186
Freddie Mac 0.18%–0.21% due 6/14–8/4/2010	30,000	29,966
Federal Home Loan Bank 0.122% due 1/13/2010	28,400	28,399
Federal Farm Credit Banks 0.20% due 6/15/2010	13,000	12,988
International Bank for Reconstruction and Development 0.12% due 1/15/2010	7,200	7,200
		110,739

U.S. Treasuries — 4.38%
U.S. Treasury Bills 0.165%–0.267% due 5/27–10/21/2010	34,500	34,442

Total investment securities (cost: $785,609,000)		785,595
Other assets less liabilities		220

Net assets		$785,815

1Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $426,543,000, which represented 54.28% of the net assets of the fund.

Key to abbreviation

TECP = Tax-Exempt Commercial Paper

Cash Management Fund
Investment portfolio, December 31, 2009

	Principal		Percent
	amount	Value	of net
Short-term securities - 99.97%	(000)	(000)	assets

Corporate short-term notes - 81.50%
CBA (Delaware) Finance Inc. 0.20% due 2/12/2010	$35,000	$34,992	4.45%
BNZ International Funding Ltd. 0.22% due 2/12/2010 (1)	35,000	34,992	4.45
Québec (Province of) 0.11% due 1/11-1/12/2010 (1)	31,500	31,499	4.01
Medtronic Inc. 0.10% due 1/27/2010 (1)	30,900	30,898	3.93
Eni Finance USA Inc. 0.15% due 1/12/2010 (1)	30,000	29,998	3.82
Caisse d'Amortissement de la Dette Sociale 0.14% due 2/2/2010	30,000	29,996	3.82
Variable Funding Capital Company LLC 0.16%-0.17% due 1/22-2/9/2010 (1)	30,000	29,994	3.82
Bank of America Corp. 0.20% due 3/8-3/9/2010	30,000	29,988	3.82
Straight-A Funding LLC 0.18% due 2/3/2010 (1)	29,100	29,096	3.70
Private Export Funding Corp. 0.10% due 1/11/2010 (1)	28,000	27,999	3.56
General Electric Capital Services, Inc. 0.17% due 2/18/2010	28,000	27,991	3.56
Coca-Cola Co. 0.13% due 2/4/2010 (1)	27,300	27,297	3.47
Thunder Bay Funding, LLC 0.16% due 1/19/2010 (1)	26,612	26,610	3.39
Abbott Laboratories 0.10% due 1/4/2010 (1)	26,000	26,000	3.31
Calyon North America Inc. 0.16% due 1/28/2010	25,700	25,697	3.27
Barton Capital LLC 0.20% due 1/11/2010 (1)	25,000	24,998	3.18
Hewlett-Packard Co. 0.11% due 1/15/2010 (1)	24,000	23,999	3.05
Westpac Banking Corp. 0.18%-0.20% due 1/15-2/11/2010 (1)	22,700	22,696	2.89
ING (U.S.) Funding LLC 0.17% due 1/14/2010	20,000	19,999	2.55
Rhode Island Health and Educational Building Corp. (Brown University), Series A, TECP, 0.20% due 2/5/2010	15,200	15,197	1.93
GDF SUEZ 0.19% due 1/21/2010 (1)	15,000	14,998	1.91
Walt Disney Co. 0.11% due 1/21/2010 (1)	13,000	12,999	1.65
Harvard University 0.12% due 1/14/2010	12,049	12,048	1.53
NetJets Inc. 0.12% due 1/29/2010 (1)	11,400	11,398	1.45
Johnson & Johnson 0.25% due 8/3/2010 (1)	10,600	10,582	1.35
Toronto-Dominion Holdings USA Inc. 0.23% due 5/17/2010 (1)	10,500	10,490	1.34
UBS Finance (Delaware) LLC 0.62% due 9/24/2010	10,000	9,966	1.27
Barclays U.S. Funding Corp. 0.18% due 3/3/2010	8,000	7,997	1.02
		640,414	81.50

Federal agency discount notes - 14.09%
Fannie Mae 0.07%-0.195% due 2/1-6/23/2010	32,200	32,186	4.10
Freddie Mac 0.18%-0.21% due 6/14-8/4/2010	30,000	29,966	3.81
Federal Home Loan Bank 0.122% due 1/13/2010	28,400	28,399	3.61
Federal Farm Credit Banks 0.20% due 6/15/2010	13,000	12,988	1.65
International Bank for Reconstruction and Development 0.12% due 1/15/2010	7,200	7,200	.92
		110,739	14.09

U.S. Treasuries - 4.38%
U.S. Treasury Bills 0.165%-0.267% due 5/27-10/21/2010	34,500	34,442	4.38

Total investment securities (cost: $785,609,000)		785,595	99.97
Other assets less liabilities		220	.03

Net assets		$785,815	100.00%

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $426,543,000, which represented 54.28% of the net assets of the fund.

See Notes to Financial Statements

Financial Statements

Statements of assets and liabilities at December 31, 2009

	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$222,523		$5,133,960	$3,100,809	$24,079,155	$9,333,422	$1,992,186	$3,773,499	$2,107,485
Affiliated issuers	-		-	179,651	947,949	-	-	-	7,294
Cash denominated in currencies other than U.S. dollars	-		-	340	-	-	428	-	92
Cash	134		134	81	113	140	118	81	366
Unrealized appreciation on open forward currency contracts	-		-	-	-	-	26	-	-
Receivables for:
Sales of investments	305		15,889	12,267	11,524	2,744	94	790	1,974
Sales of fund's shares	218		2,487	2,231	4,800	15,585	638	211	218
Closed forward currency contracts	-		-	-	-	-	-	-	-
Dividends and interest	165		4,305	4,907	18,283	11,541	5,777	4,975	4,085
	223,345		5,156,775	3,300,286	25,061,824	9,363,432	1,999,267	3,779,556	2,121,514
Liabilities:
Unrealized depreciation on open forward currency contracts	-		-	-	-	-	-	-	-
Payables for:
Purchases of investments	343		153	13,005	17,916	2,762	800	19,982	7,900
Repurchases of fund's shares	234		10,869	2,787	36,829	12,351	1,579	5,202	635
Closed forward currency contracts	-		-	-	-	-	-	-	-
Investment advisory services	108		2,303	1,941	6,837	3,896	1,254	1,341	1,055
Distribution services	40		869	557	3,882	1,369	314	709	412
Trustees' deferred compensation	-	*	13	8	244	115	3	8	2
Non-U.S. taxes	-		5,225	369	-	10,152	3,125	-	174
Other	2		48	14	34	2,698	56	1	16
	727		19,480	18,681	65,742	33,343	7,131	27,243	10,194
Net assets at December 31, 2009 (total: $100,137,746)	$222,618		$5,137,295	$3,281,605	$24,996,082	$9,330,089	$1,992,136	$3,752,313	$2,111,320
Investment securities, at cost:
Unaffiliated issuers	$205,984		$4,147,173	$2,663,925	$20,762,265	$7,832,040	$1,590,848	$3,399,449	$1,930,796
Affiliated issuers	$-		$-	$212,105	$838,719	$-	$-	$-	$15,878
Cash denominated in currencies other than U.S. dollars, at cost	$-		$-	$340	$-	$-	$428	$-	$91
Net assets consist of:
Capital paid in on shares of beneficial interest	$237,204		$5,113,605	$3,467,597	$26,375,800	$9,057,616	$1,756,715	$4,204,331	$2,573,588
Undistributed (distributions in excess of) net investment income	99		10,202	(15,995)	46,571	17,735	(425)	10,324	8,575
(Accumulated) undistributed net realized (loss) gain	(31,225)		(968,141)	(574,186)	(4,852,639)	(1,236,876)	(162,427)	(836,392)	(638,829)
Net unrealized appreciation (depreciation)	16,540		981,629	404,189	3,426,350	1,491,614	398,273	374,050	167,986
Net assets at December 31, 2009	$222,618		$5,137,295	$3,281,605	$24,996,082	$9,330,089	$1,992,136	$3,752,313	$2,111,320

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $30,152,356)	$30,329		$1,037,596	$603,439	$6,565,105	$2,851,184	$499,591	$408,178	$160,513
Shares outstanding	2,709		52,908	33,526	141,327	166,011	24,930	48,747	17,561
Net asset value per share	$11.20		$19.61	$18.00	$46.45	$17.17	$20.04	$8.37	$9.14
Class 2:
Net assets (total: $69,350,001)	$192,289		$4,099,699	$2,678,166	$18,200,705	$6,410,915	$1,492,545	$3,344,135	$1,950,807
Shares outstanding	17,250		210,275	150,928	394,825	374,583	75,050	402,318	213,872
Net asset value per share	$11.15		$19.50	$17.74	$46.10	$17.11	$19.89	$8.31	$9.12
Class 3:
Net assets (total: $635,389)	-		-	-	$230,272	$67,990	-	-	-
Shares outstanding	-		-	-	4,953	3,957	-	-	-
Net asset value per share	-		-	-	$46.49	$17.18	-	-	-

(*) Amount less than one thousand.

See Notes to Financial Statements

Statements of assets and liabilities at December 31, 2009
						(dollars and shares in thousands, except per-share amounts)

	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/AAA-Rated Securities Fund	Cash Management Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$24,591,375	$125,594		$9,766,064	$8,703,997	$1,364,358	$1,684,533	$2,689,323	$785,595
Affiliated issuers	-	-		-	-	-	-	-	-
Cash denominated in currencies other than U.S. dollars	-	-		-	-	-	-	-	-
Cash	107	125		420	809	137	955	103	114
Unrealized appreciation on open forward currency contracts	-	-		-	9,167	2,246	2	-	-
Receivables for:
Sales of investments	18,608	-		7,838	983	2	13,752	392	-
Sales of fund's shares	6,081	960		8,495	32,816	3,258	940	1,953	889
Closed forward currency contracts	-	-		-	1,056	508	-	-	-
Dividends and interest	28,309	146		31,561	82,038	20,966	28,464	16,583	-
	24,644,480	126,825		9,814,378	8,830,866	1,391,475	1,728,646	2,708,354	786,598
Liabilities:
Unrealized depreciation on open forward currency contracts	-	-		-	67	4,170	1	-	-
Payables for:
Purchases of investments	14,937	-		76,436	412,817	21,325	5,014	119,903	-
Repurchases of fund's shares	33,491	-	*	2,499	4,002	18	671	302	406
Closed forward currency contracts	-	-		-	-	230	-	-	-
Investment advisory services	5,576	71		2,477	2,642	637	671	844	218
Distribution services	3,467	20		1,180	988	254	227	337	147
Trustees' deferred compensation	287	-	*	68	15	1	29	25	12
Non-U.S. taxes	-	-		-	-	-	-	-	-
Other	29	2		114	190	24	492	1	-
	57,787	93		82,774	420,721	26,659	7,105	121,412	783
Net assets at December 31, 2009 (total: $100,137,746)	$24,586,693	$126,732		$9,731,604	$8,410,145	$1,364,816	$1,721,541	$2,586,942	$785,815
Investment securities, at cost:
Unaffiliated issuers	$22,780,025	$107,418		$8,916,055	$8,595,392	$1,317,225	$1,645,070	$2,665,956	$785,609
Affiliated issuers	$-	$-		$-	$-	$-	$-	$-	$-
Cash denominated in currencies other than U.S. dollars, at cost	$-	$-		$-	$-	$-	$-	$-	$-
Net assets consist of:
Capital paid in on shares of beneficial interest	$25,891,025	$107,800		$9,968,430	$8,750,224	$1,318,976	$1,915,309	$2,541,260	$785,841
Undistributed (distributions in excess of) net investment income	66,424	24		34,933	38,336	7,939	18,214	9,475	(12)
(Accumulated) undistributed net realized (loss) gain	(3,182,257)	731		(1,121,746)	(496,030)	(7,259)	(251,443)	12,840	-
Net unrealized appreciation (depreciation)	1,811,501	18,177		849,987	117,615	45,160	39,461	23,367	(14)
Net assets at December 31, 2009	$24,586,693	$126,732		$9,731,604	$8,410,145	$1,364,816	$1,721,541	$2,586,942	$785,815

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $30,152,356)	$8,141,984	$27,528		$4,151,192	$3,774,872	$162,008	$635,090	$999,075	$104,672
Shares outstanding	259,542	1,845		281,521	365,326	13,998	60,537	82,010	9,178
Net asset value per share	$31.37	$14.92		$14.75	$10.33	$11.57	$10.49	$12.18	$11.40
Class 2:
Net assets (total: $69,350,001)	$16,219,484	$99,204		$5,537,085	$4,635,273	$1,202,808	$1,062,751	$1,560,520	$663,615
Shares outstanding	520,154	6,659		378,037	453,171	104,282	102,244	129,134	58,622
Net asset value per share	$31.18	$14.90		$14.65	$10.23	$11.53	$10.39	$12.08	$11.32
Class 3:
Net assets (total: $635,389)	$225,225	$-		$43,327	-	-	$23,700	$27,347	$17,528
Shares outstanding	7,175	-		2,937	-	-	2,256	2,243	1,540
Net asset value per share	$31.39	$-		$14.75	-	-	$10.51	$12.19	$11.38

(*) Amount less than one thousand.

See Notes to Financial Statements

Statements of operations for the year ended December 31, 2009

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes)(1) (2):
Dividends	$2,179	$91,806	$33,949	$256,390	$172,320	$30,801	$83,889	$46,732
Interest	50	2,741	1,917	5,817	3,590	14,620	722	12,248
	2,229	94,547	35,866	262,207	175,910	45,421	84,611	58,980
Fees and expenses(3):
Investment advisory services	1,063	23,377	18,901	69,008	38,935	12,223	13,233	10,803
Distribution services - Class 2	399	8,773	5,409	38,216	13,589	3,060	6,943	4,165
Distribution services - Class 3	-	-	-	371	108	-	-	-
Transfer agent services	- (4)	- (4)	- (4)	1	- (4)	- (4)	- (4)	- (4)
Reports to shareholders	11	257	152	1,256	458	91	182	107
Registration statement and prospectus	5	164	95	789	295	58	103	79
Trustees' compensation	2	59	34	360	142	20	41	22
Auditing and legal	8	38	43	148	75	23	22	14
Custodian	25	590	570	470	1,803	606	29	184
State and local taxes	2	48	30	231	83	17	33	21
Other	7	29	56	49	80	38	7	26
Total fees and expenses before waiver	1,522	33,335	25,290	110,899	55,568	16,136	20,593	15,421
Less waiver of fees and expenses:
Investment advisory services	-	-	-	-	-	-	-	-
Total fees and expenses after waiver	1,522	33,335	25,290	110,899	55,568	16,136	20,593	15,421
Net investment income (loss)	707	61,212	10,576	151,308	120,342	29,285	64,018	43,559
Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments(2)	(21,503)	(577,740)	(343,257)	(3,041,995)	(877,105)	(69,390)	(449,056)	(309,654)
Forward currency contracts	-	-	-	-	-	(135)	-	-
Currency transactions	5	293	(1,004)	(737)	677	(437)	-	733
	(21,498)	(577,447)	(344,261)	(3,042,732)	(876,428)	(69,962)	(449,056)	(308,921)
Net unrealized appreciation (depreciation) on:
Investments	96,135	2,083,303	1,594,406	9,997,073	3,605,114	687,894	1,200,546	883,134
Forward currency contracts	-	-	-	-	-	6	-	-
Currency translations	1	39	124	204	245	252	-	155
	96,136	2,083,342	1,594,530	9,997,277	3,605,359	688,152	1,200,546	883,289
Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	74,638	1,505,895	1,250,269	6,954,545	2,728,931	618,190	751,490	574,368

Net increase (decrease) in net assets resulting from operations	$75,345	$1,567,107	$1,260,845	$7,105,853	$2,849,273	$647,475	$815,508	$617,927

(1)Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(2)Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(3)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(4)Amount less than one thousand.

See Notes to Financial Statements

Statements of operations for the year ended December 31, 2009
								(dollars in thousands)

	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Investment income:
Income (net of non-U.S. taxes)(1) (2):
Dividends	$427,958	$1,608		$118,240	$1,937	$1	$559	$-	$-
Interest	11,018	241		128,255	319,492	48,838	119,446	73,204	2,601
	438,976	1,849		246,495	321,429	48,839	120,005	73,204	2,601
Fees and expenses(3):
Investment advisory services	56,835	417		25,476	26,317	5,945	6,760	8,397	3,299
Distribution services - Class 2	34,865	107		12,411	10,036	2,312	2,332	3,431	2,201
Distribution services - Class 3	368	-		73	-	-	38	54	41
Transfer agent services	1	-	(4)	1	1	- (4)	- (4)	- (4)	- (4)
Reports to shareholders	1,223	2		486	409	60	85	127	73
Registration statement and prospectus	679	4		287	254	56	51	95	52
Trustees' compensation	374	-	(4)	127	85	12	29	34	19
Auditing and legal	143	1		57	50	8	10	15	6
Custodian	395	14		80	159	113	7	6	2
State and local taxes	227	-	(4)	93	82	13	17	26	18
Other	77	10		23	20	8	9	5	3
Total fees and expenses before waiver	95,187	555		39,114	37,413	8,527	9,338	12,190	5,714
Less waiver of fees and expenses:
Investment advisory services	-	-		-	6	-	-	-	-
Total fees and expenses after waiver	95,187	555		39,114	37,407	8,527	9,338	12,190	5,714
Net investment income (loss)	343,789	1,294		207,381	284,022	40,312	110,667	61,014	(3,113)
Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments(2)	(1,551,210)	2,445		(639,326)	(328,609)	(7,657)	(92,599)	15,865	2
Forward currency contracts	-	-		(746)	(34,335)	(8,286)	(39)	-	-
Currency transactions	844	20		11	(1,994)	(872)	(33)	-	-
	(1,550,366)	2,465		(640,061)	(364,938)	(16,815)	(92,671)	15,865	2
Net unrealized appreciation (depreciation) on:
Investments	7,059,667	17,095		2,289,474	908,610	75,606	461,595	(22,761)	(23)
Forward currency contracts	-	-		1,120	17,598	(3,647)	-	-	-
Currency translations	253	1		29	117	231	88	-	-
	7,059,920	17,096		2,290,623	926,325	72,190	461,683	(22,761)	(23)
Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	5,509,554	19,561		1,650,562	561,387	55,375	369,012	(6,896)	(21)

Net increase (decrease) in net assets resulting from operations	$5,853,343	$20,855		$1,857,943	$845,409	$95,687	$479,679	$54,118	$(3,134)

(1)Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(2)Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(3)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(4)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund
	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008

Operations:
Net investment income (loss)	$707	$2,503	$61,212	$112,099	$10,576	$24,278	$151,308	$262,063	$120,342	$210,486
Net realized (loss) gain on investments, forward currency contracts and currency transactions	(21,498)	(9,849)	(577,447)	(393,456)	(344,261)	(219,494)	(3,042,732)	(1,805,002)	(876,428)	(325,182)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	96,136	(118,825)	2,083,342	(2,144,093)	1,594,530	(2,107,720)	9,997,277	(12,402,377)	3,605,359	(4,851,926)
Net increase (decrease) in net assets resulting from operations	75,345	(126,171)	1,567,107	(2,425,450)	1,260,845	(2,302,936)	7,105,853	(13,945,316)	2,849,273	(4,966,622)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(203)	(277)	(14,409)	(18,705)	(2,295)	-	(48,554)	(74,161)	(42,244)	(57,453)
Class 2	(962)	(1,515)	(49,897)	(80,484)	(6,036)	-	(101,700)	(161,761)	(83,779)	(135,888)
Class 3	-	-	-	-	-	-	(1,414)	(2,621)	(933)	(1,652)
Total dividends from net investment income	(1,165)	(1,792)	(64,306)	(99,189)	(8,331)	-	(151,668)	(238,543)	(126,956)	(194,993)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	(365)	-	(8,688)	-	(7,339)	-	(78,011)	-	(35,879)
Class 2	-	(2,739)	-	(48,505)	-	(63,935)	-	(249,962)	-	(106,959)
Class 3	-	-	-	-	-	-	-	(4,124)	-	(1,383)
Long-term net realized gains:
Class 1	-	(358)	-	(58,847)	-	(40,224)	-	(618,631)	(12,249)	(290,130)
Class 2	-	(2,684)	-	(328,542)	-	(350,423)	-	(1,982,221)	(28,704)	(864,914)
Class 3	-	-	-	-	-	-	-	(32,706)	(316)	(11,178)
Total distributions from net realized gain on investments	-	(6,146)	-	(444,582)	-	(461,921)	-	(2,965,655)	(41,269)	(1,310,443)
Total dividends and distributions paid to shareholders	(1,165)	(7,938)	(64,306)	(543,771)	(8,331)	(461,921)	(151,668)	(3,204,198)	(168,225)	(1,505,436)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	7,055	2,400	152,420	621,804	156,323	319,417	1,133,307	3,762,573	492,072	1,737,223
Proceeds from reinvestment of dividends and distributions	203	1,000	14,409	86,240	2,295	47,563	48,554	770,803	54,493	383,462
Cost of shares repurchased	(4,461)	(4,466)	(98,881)	(250,373)	(82,880)	(119,721)	(1,202,331)	(744,896)	(364,115)	(378,505)
Net increase (decrease) from Class 1 transactions	2,797	(1,066)	67,948	457,671	75,738	247,259	(20,470)	3,788,480	182,450	1,742,180
Class 2:
Proceeds from shares sold	28,318	34,335	175,261	461,271	231,775	305,775	1,076,675	1,909,204	394,974	816,329
Proceeds from reinvestment of dividends and distributions	962	6,938	49,897	457,531	6,036	414,358	101,700	2,393,944	112,483	1,107,761
Cost of shares repurchased	(32,843)	(31,698)	(532,009)	(397,952)	(338,277)	(492,404)	(1,430,613)	(3,409,648)	(853,869)	(1,916,909)
Net (decrease) increase from Class 2 transactions	(3,563)	9,575	(306,851)	520,850	(100,466)	227,729	(252,238)	893,500	(346,412)	7,181
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	2,265	2,203	1,209	676
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	1,414	39,451	1,249	14,213
Cost of shares repurchased	-	-	-	-	-	-	(38,105)	(60,450)	(11,488)	(20,357)
Net (decrease) increase from Class 3 transactions	-	-	-	-	-	-	(34,426)	(18,796)	(9,030)	(5,468)
Net (decrease) increase in net assets resulting from capital share transactions	(766)	8,509	(238,903)	978,521	(24,728)	474,988	(307,134)	4,663,184	(172,992)	1,743,893
Total increase (decrease) in net assets	73,414	(125,600)	1,263,898	(1,990,700)	1,227,786	(2,289,869)	6,647,051	(12,486,330)	2,508,056	(4,728,165)
Net assets:
Beginning of period	149,204	274,804	3,873,397	5,864,097	2,053,819	4,343,688	18,349,031	30,835,361	6,822,033	11,550,198
End of period	$222,618	$149,204	$5,137,295	$3,873,397	$3,281,605	$2,053,819	$24,996,082	$18,349,031	$9,330,089	$6,822,033
Undistributed (distributions in excess of) net investment income	$99	$552	$10,202	$13,764	$(15,995)	$(21,213)	$46,571	$44,711	$17,735	$17,082
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-
Shares sold	762	239	9,692	28,686	11,706	17,356	30,528	67,645	36,037	83,834
Shares issued on reinvestment of dividends and distributions	20	95	779	4,469	130	2,210	1,129	14,290	3,462	21,402
Shares repurchased	(502)	(400)	(5,953)	(11,957)	(5,697)	(5,755)	(32,634)	(14,771)	(26,005)	(21,555)
Net increase (decrease) in shares outstanding	280	(66)	4,518	21,198	6,139	13,811	(977)	67,164	13,494	83,681
Class 2:
Shares sold	3,089	2,929	11,097	22,272	16,688	16,749	28,456	38,460	27,365	41,995
Shares issued on reinvestment of dividends and distributions	100	643	2,729	23,454	347	19,490	2,410	44,065	7,223	61,328
Shares repurchased	(3,595)	(3,007)	(33,950)	(22,507)	(24,566)	(25,275)	(38,315)	(60,320)	(62,079)	(94,449)
Net (decrease) increase in shares outstanding	(406)	565	(20,124)	23,219	(7,531)	10,964	(7,449)	22,205	(27,491)	8,874
Class 3:
Shares sold	-	-	-	-	-	-	59	43	78	31
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	33	719	80	781
Shares repurchased	-	-	-	-	-	-	(1,033)	(1,199)	(837)	(1,155)
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(941)	(437)	(679)	(343)

(*)For the period November 18, 2008, commencement of operations, through December 31, 2008.
(†)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets

	New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Period ended December 31, 2008(*)

Operations:
Net investment income (loss)	$29,285	$36,272	$64,018	$78,607	$43,559	$57,292	$343,789	$447,478	$1,294	$15
Net realized (loss) gain on investments, forward currency contracts and currency transactions	(69,962)	(100,565)	(449,056)	(385,264)	(308,921)	(329,696)	(1,550,366)	(1,610,536)	2,465	48
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	688,152	(897,077)	1,200,546	(1,311,260)	883,289	(807,607)	7,059,920	(9,906,142)	17,096	1,081
Net increase (decrease) in net assets resulting from operations	647,475	(961,370)	815,508	(1,617,917)	617,927	(1,080,011)	5,853,343	(11,069,200)	20,855	1,144
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(7,030)	(6,036)	(7,922)	(6,456)	(3,542)	(2,936)	(126,710)	(132,802)	(327)	(8)
Class 2	(18,903)	(23,170)	(60,270)	(71,777)	(40,323)	(43,953)	(225,593)	(313,153)	(1,017)	(1)
Class 3	-	-	-	-	-	-	(3,277)	(5,210)	-	-
Total dividends from net investment income	(25,933)	(29,206)	(68,192)	(78,233)	(43,865)	(46,889)	(355,580)	(451,165)	(1,344)	(9)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	(3,297)	-	(2,408)	-	(394)	-	(42,380)	(377)	-
Class 2	-	(19,413)	-	(32,987)	-	(9,569)	-	(130,677)	(1,337)	-
Class 3	-	-	-	-	-	-	-	(2,231)	-	-
Long-term net realized gains:
Class 1	-	(18,570)	-	(14,843)	-	(236)	-	(351,389)	-	-
Class 2	-	(109,350)	-	(203,359)	-	(5,742)	-	(1,083,493)	-	-
Class 3	-	-	-	-	-	-	-	(18,492)	-	-
Total distributions from net realized gain on investments	-	(150,630)	-	(253,597)	-	(15,941)	-	(1,628,662)	(1,714)	-
Total dividends and distributions paid to shareholders	(25,933)	(179,836)	(68,192)	(331,830)	(43,865)	(62,830)	(355,580)	(2,079,827)	(3,058)	(9)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	10,000
Proceeds from shares sold	157,026	260,949	126,839	213,241	31,416	76,516	1,764,451	3,161,911	10,518	853
Proceeds from reinvestment of dividends and distributions	7,030	27,903	7,922	23,707	3,542	3,566	126,710	526,571	704	8
Cost of shares repurchased	(64,154)	(116,713)	(26,536)	(31,478)	(11,041)	(11,387)	(564,157)	(1,017,390)	(960)	-	(†)
Net increase (decrease) from Class 1 transactions	99,902	172,139	108,225	205,470	23,917	68,695	1,327,004	2,671,092	10,262	10,861
Class 2:
Proceeds from shares sold	131,855	230,183	226,370	295,696	116,122	680,989	612,481	1,083,314	82,649	3,832
Proceeds from reinvestment of dividends and distributions	18,903	151,933	60,270	308,123	40,323	59,264	225,593	1,527,323	2,354	1
Cost of shares repurchased	(177,160)	(251,926)	(212,095)	(454,222)	(267,041)	(118,283)	(1,328,890)	(3,077,453)	(2,159)	-	(†)
Net (decrease) increase from Class 2 transactions	(26,402)	130,190	74,545	149,597	(110,596)	621,970	(490,816)	(466,816)	82,844	3,833
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	836	328	-	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	3,277	25,933	-	-
Cost of shares repurchased	-	-	-	-	-	-	(36,309)	(62,387)	-	-
Net (decrease) increase from Class 3 transactions	-	-	-	-	-	-	(32,196)	(36,126)	-	-
Net (decrease) increase in net assets resulting from capital share transactions	73,500	302,329	182,770	355,067	(86,679)	690,665	803,992	2,168,150	93,106	14,694
Total increase (decrease) in net assets	695,042	(838,877)	930,086	(1,594,680)	487,383	(452,176)	6,301,755	(10,980,877)	110,903	15,829
Net assets:
Beginning of period	1,297,094	2,135,971	2,822,227	4,416,907	1,623,937	2,076,113	18,284,938	29,265,815	15,829	-
End of period	$1,992,136	$1,297,094	$3,752,313	$2,822,227	$2,111,320	$1,623,937	$24,586,693	$18,284,938	$126,732	$15,829
Undistributed (distributions in excess of) net investment income	$(425)	$67	$10,324	$14,491	$8,575	$7,532	$66,424	$77,379	$24	$54
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	1,000
Shares sold	9,899	12,875	18,485	21,505	4,390	8,370	68,983	88,411	793	82
Shares issued on reinvestment of dividends and distributions	369	1,403	996	2,745	406	495	4,254	15,930	48	1
Shares repurchased	(4,019)	(5,684)	(3,755)	(3,582)	(1,513)	(1,337)	(21,293)	(28,874)	(79)	-	(†)
Net increase (decrease) in shares outstanding	6,249	8,594	15,726	20,668	3,283	7,528	51,944	75,467	762	1,083
Class 2:
Shares sold	8,032	10,350	32,904	32,066	15,788	65,607	23,193	31,219	6,285	367
Shares issued on reinvestment of dividends and distributions	1,006	7,444	7,677	35,486	4,662	7,976	7,650	45,619	159	-	(†)
Shares repurchased	(11,463)	(13,292)	(31,184)	(47,846)	(35,763)	(14,272)	(51,758)	(85,751)	(152)	-	(†)
Net (decrease) increase in shares outstanding	(2,425)	4,502	9,397	19,706	(15,313)	59,311	(20,915)	(8,913)	6,292	367
Class 3:
Shares sold	-	-	-	-	-	-	32	9	-	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	111	767	-	-
Shares repurchased	-	-	-	-	-	-	(1,417)	(1,855)	-	-
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(1,274)	(1,079)	-	-

(*)For the period November 18, 2008, commencement of operations, through December 31, 2008.
(†)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets										(dollars and shares in thousands)

	Asset Allocation Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		U.S. Government/AAA-Rated Securities Fund		Cash Management Fund
	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2009	Year ended December 31, 2008

Operations:
Net investment income (loss)	$207,381	$237,190	$284,022	$312,834	$40,312	$31,394	$110,667	$102,697	$61,014	$48,064	$(3,113)	$15,421
Net realized (loss) gain on investments, forward currency contracts and currency transactions	(640,061)	(479,424)	(364,938)	(146,198)	(16,815)	5,002	(92,671)	(69,935)	15,865	24,592	2	52
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	2,290,623	(2,650,307)	926,325	(735,203)	72,190	(31,288)	461,683	(374,921)	(22,761)	33,068	(23)	30
Net increase (decrease) in net assets resulting from operations	1,857,943	(2,892,541)	845,409	(568,567)	95,687	5,108	479,679	(342,159)	54,118	105,724	(3,134)	15,503
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(93,285)	(75,328)	(113,953)	(130,394)	(2,339)	(5,117)	(40,037)	(29,619)	(25,309)	(12,502)	(316)	(2,670)
Class 2	(117,534)	(159,530)	(137,087)	(210,186)	(15,691)	(37,266)	(68,526)	(70,268)	(38,568)	(30,378)	(1,604)	(14,466)
Class 3	(945)	(1,396)	-	-	-	-	(1,530)	(1,668)	(714)	(870)	(46)	(396)
Total dividends from net investment income	(211,764)	(236,254)	(251,040)	(340,580)	(18,030)	(42,383)	(110,093)	(101,555)	(64,591)	(43,750)	(1,966)	(17,532)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	(2,375)	-	(3,045)	-	(23)	-	-	(4,791)	-	(12)	-
Class 2	-	(7,163)	-	(6,365)	-	(262)	-	-	(9,261)	-	(76)	-
Class 3	-	(65)	-	-	-	-	-	-	(207)	-	(2)	-
Long-term net realized gains:
Class 1	-	(85,489)	-	(1,523)	-	-	-	-	(1,226)	-	-	-
Class 2	-	(257,869)	-	(3,182)	-	-	-	-	(2,369)	-	-	-
Class 3	-	(2,333)	-	-	-	-	-	-	(53)	-	-	-
Total distributions from net realized gain on investments	-	(355,294)	-	(14,115)	-	(285)	-	-	(17,907)	-	(90)	-
Total dividends and distributions paid to shareholders	(211,764)	(591,548)	(251,040)	(354,695)	(18,030)	(42,668)	(110,093)	(101,555)	(82,498)	(43,750)	(2,056)	(17,532)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	1,291,806	1,212,808	1,488,336	2,343,349	93,061	122,622	223,658	219,626	561,764	346,530	41,500	108,538
Proceeds from reinvestment of dividends and distributions	93,285	163,192	113,953	134,962	2,339	5,140	40,037	29,619	31,326	12,502	328	2,670
Cost of shares repurchased	(156,605)	(140,613)	(168,758)	(496,411)	(54,163)	(40,178)	(89,997)	(94,708)	(79,283)	(90,947)	(95,018)	(65,037)
Net increase (decrease) from Class 1 transactions	1,228,486	1,235,387	1,433,531	1,981,900	41,237	87,584	173,698	154,537	513,807	268,085	(53,190)	46,171
Class 2:
Proceeds from shares sold	167,583	330,159	891,201	557,306	387,303	696,760	179,017	166,838	446,211	585,103	245,303	801,545
Proceeds from reinvestment of dividends and distributions	117,534	424,562	137,087	219,733	15,691	37,528	68,526	70,268	50,198	30,378	1,680	14,466
Cost of shares repurchased	(528,840)	(698,531)	(168,324)	(1,427,995)	(70,390)	(178,394)	(206,867)	(140,321)	(137,945)	(37,148)	(601,048)	(243,682)
Net (decrease) increase from Class 2 transactions	(243,723)	56,190	859,964	(650,956)	332,604	555,894	40,676	96,785	358,464	578,333	(354,065)	572,329
Class 3:
Proceeds from shares sold	1,407	1,176	-	-	-	-	4,542	3,359	3,034	9,104	11,746	22,468
Proceeds from reinvestment of dividends and distributions	945	3,794	-	-	-	-	1,530	1,668	974	870	48	396
Cost of shares repurchased	(7,954)	(12,304)	-	-	-	-	(6,093)	(7,012)	(9,441)	(7,273)	(19,384)	(17,849)
Net (decrease) increase from Class 3 transactions	(5,602)	(7,334)	-	-	-	-	(21)	(1,985)	(5,433)	2,701	(7,590)	5,015
Net (decrease) increase in net assets resulting from capital share transactions	979,161	1,284,243	2,293,495	1,330,944	373,841	643,478	214,353	249,337	866,838	849,119	(414,845)	623,515
Total increase (decrease) in net assets	2,625,340	(2,199,846)	2,887,864	407,682	451,498	605,918	583,939	(194,377)	838,458	911,093	(420,035)	621,486
Net assets:
Beginning of period	7,106,264	9,306,110	5,522,281	5,114,599	913,318	307,400	1,137,602	1,331,979	1,748,484	837,391	1,205,850	584,364
End of period	$9,731,604	$7,106,264	$8,410,145	$5,522,281	$1,364,816	$913,318	$1,721,541	$1,137,602	$2,586,942	$1,748,484	$785,815	$1,205,850
Undistributed (distributions in excess of) net investment income	$34,933	$40,422	$38,336	$25,297	$7,939	$1,276	$18,214	$16,493	$9,475	$10,612	$(12)	$1,902
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Shares sold	102,533	78,479	149,856	215,356	8,516	11,157	24,161	20,911	45,477	29,015	3,630	9,431
Shares issued on reinvestment of dividends and distributions	6,550	11,171	11,086	14,256	202	485	3,917	3,668	2,560	1,030	29	233
Shares repurchased	(12,025)	(9,302)	(16,953)	(47,442)	(5,154)	(3,772)	(9,740)	(8,842)	(6,426)	(7,661)	(8,315)	(5,654)
Net increase (decrease) in shares outstanding	97,058	80,348	143,989	182,170	3,564	7,870	18,338	15,737	41,611	22,384	(4,656)	4,010
Class 2:
Shares sold	12,899	20,423	90,070	51,745	34,340	62,564	19,607	16,293	36,359	49,249	21,588	70,023
Shares issued on reinvestment of dividends and distributions	8,334	28,402	13,480	23,300	1,363	3,545	6,784	8,688	4,139	2,522	149	1,270
Shares repurchased	(42,295)	(47,156)	(17,148)	(132,359)	(6,671)	(16,718)	(21,748)	(13,609)	(11,281)	(3,099)	(52,942)	(21,302)
Net (decrease) increase in shares outstanding	(21,062)	1,669	86,402	(57,314)	29,032	49,391	4,643	11,372	29,217	48,672	(31,205)	49,991
Class 3:
Shares sold	107	72	-	-	-	-	512	324	245	760	1,029	1,956
Shares issued on reinvestment of dividends and distributions	67	251	-	-	-	-	150	203	80	72	4	35
Shares repurchased	(609)	(806)	-	-	-	-	(652)	(657)	(765)	(608)	(1,699)	(1,553)
Net (decrease) increase in shares outstanding	(435)	(483)	-	-	-	-	10	(130)	(440)	224	(666)	438

(*)For the period November 18, 2008, commencement of operations, through December 31, 2008.
(†)Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies
Organization – American Funds Insurance Series (the "Series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 16 different funds (the “funds”). On November 24, 2009, shareholders approved a proposal to reorganize the Series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the Series reserves the right to delay the implementation. Shareholders also approved amendments to the Series’ Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the funds.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principle strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund
Seeks long-term growth of capital through investments in services and information companies in the U.S. and around the world. On November 24, 2009, shareholders approved a proposal to change the investment objective to seek long term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. The new investment objective is expected to become effective on May 1, 2010.

Global Growth Fund	Seeks growth of capital over time by investing primarily in common stocks of companies around the world.
Global Small Capitalization Fund	Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world.
Growth Fund	Seeks long-term growth of capital by investing primarily in U.S. common stocks.
International Fund	Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.
New World Fund	Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries that have developing economies and/or markets. The fund also may invest in bonds.
Blue Chip Income and Growth Fund	Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.
Global Growth and Income Fund	Seeks capital growth over time and to provide current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund	Seeks capital growth and income over time by investing primarily in U.S. common stocks or other securities that appear to offer potential for capital appreciation and/or dividends.
International Growth and Income Fund	Seeks capital growth over time and current income by investing primarily in stocks of larger, well-established companies domiciled outside the U.S., including developing countries.
Asset Allocation Fund	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Bond Fund	Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
Global Bond Fund
Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund	Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
U.S. Government/AAA-Rated Securities Fund	Seeks to provide a high level of current income and preservation of capital by investing primarily in securities guaranteed by the U.S. government and in other debt securities rated AAA or Aaa.
Cash Management Fund	Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the Series offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Net asset values – The funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction.

Loan transactions – The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

2.	Risk factors
Investing in the funds may involve certain risks including, but not limited to, those described below.

The values of and the income generated by securities held by the funds may fluctuate or experience sharp, short-term declines in value in response to certain events, including, for example, those directly involving the companies whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. In particular, growth-oriented, equity securities may involve large price swings and potential for loss. In addition, the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.

The values of and the income generated by most debt securities held by the funds may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities.

Investments in securities issued by entities based outside the U.S. may be affected to a greater extent than investments in the U.S. by certain issues and events including, but not limited to, currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with developed countries such as less developed legal and accounting systems, government instability and smaller securities markets and trading volumes. The economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.

Certain funds may invest in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes with credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the funds to experience a loss and may affect their share price.

3. Taxation and distributions
Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2009, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

All of the funds, with the exception of International Growth and Income Fund, are not subject to examination by U.S. federal tax authorities for years before 2006. All of the funds, with the exception of Global Growth and Income Fund, International Growth and Income Fund and Global Bond Fund, are not subject to examination by state tax authorities for years before 2005. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 to 2009, remain open for examination by U.S. federal and state tax authorities. International Growth and Income Fund was launched in 2008; therefore, its only tax years, 2008 to 2009, remain open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund, New World Fund and Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; Growth Fund for tax years before 2005; and Global Growth and Income Fund for tax years before 2007. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the table on the following pages, 13 funds had capital loss carryforwards available at December 31, 2009. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Additional tax basis disclosures are as follows:

	Global	Global	Global Small				Blue Chip	Global
	Discovery	Growth	Capitalization	Growth	International	New World	Income and	Growth and
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Income Fund
As of December 31, 2009:
Undistributed ordinary income	$100	$19,766	$43,819	$47,361	$66,764	$9,687	$10,330	$16,565
Post-October currency loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	-	(143)	-	(451)	-	(4)	-	(218)
Undistributed long-term capital gain	-	-	-	-	-	-	-	-
Post-October capital loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	-	-	(16,711)	(33,984)	(28,119)	-	(27,928)	-

Capital loss carryforwards:
Expiring 2010	-	-	-	-	-	-	-	-
Expiring 2011	-	-	-	-	-	-	-	-
Expiring 2016	(1,077)	(215,002)	(57,654)	(1,280,904)	-	(23,949)	(304,021)	(116,550)
Expiring 2017	(30,033)	(752,750)	(496,582)	(3,348,190)	(1,185,778)	(138,476)	(495,895)	(526,741)
	$(31,110)	$(967,752)	$(554,236)	$(4,629,094)	$(1,185,778)	$(162,425)	$(799,916)	$(643,291)
Capital loss carryforwards expired	$-	$-	$-	$-	$-	$-	$-	$-
Reclassification to (from) undistributed (distributions in excess of) net investment income from (to) (accumulated) undistributed net realized (loss) gain	$5	$(468)	$8,386	$2,220	$7,267	$(3,844)	$7	$1,349
Reclassification to capital paid in on shares of beneficial interest from distributions in excess of net investment income	-	-	5,413	-	-	-	-	-
Reclassification to undistributed (distributions in excess of) net investment income from capital paid in on shares of beneficial interest	-	-	-	-	-	-	-	-
Reclassification to (accumulated) undistributed net realized (loss) gain from capital paid in on shares of beneficial interest	-	-	-	-	-	-	-	-
Gross unrealized appreciation on investment securities	$40,053	$1,081,980	$703,319	$4,905,719	$1,929,182	$464,899	$638,257	$321,978
Gross unrealized depreciation on investment securities	(23,629)	(104,990)	(361,840)	(1,669,254)	(500,328)	(73,642)	(272,752)	(157,195)
Net unrealized appreciation (depreciation) on investment securities	16,424	976,990	341,479	3,236,465	1,428,854	391,257	365,505	164,783
Cost of investment securities	$206,099	$4,156,970	$2,938,981	$21,790,639	$7,904,568	$1,600,929	$3,407,994	$1,949,996

*These deferrals are considered incurred in the subsequent year.
†Amount less than one thousand.

							(dollars in thousands)

							U.S.
		International	Asset		Global		Government/	Cash
	Growth-	Growth and	Allocation	Bond	Bond	High-Income	AAA-Rated	Management
	Income Fund	Income Fund	Fund	Fund	Fund	Bond Fund	Securities Fund	Fund
As of December 31, 2009:
Undistributed ordinary income	$66,783	$740	$37,034	$51,139	$7,520	$21,853	$18,502	$-
Post-October currency loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	-	-	(31)	-	(732)	-	-	-
Undistributed long-term capital gain	-	40	-	-	-	-	4,950	-
Post-October capital loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	(15,964)	-	(48,416)	(3,843)	-	(510)	-	-
Capital loss carryforwards:
Expiring 2010	-	-	-	-	-	(50,900)	-	-
Expiring 2011	-	-	-	-	-	(35,517)	-	-
Expiring 2016	(691,368)	-	(400,076)	(98,035)	(5,498)	(47,291)	-	-
Expiring 2017	(2,423,213)	-	(649,787)	(383,007)	(828)	(113,685)	-	-
	$(3,114,581)	$-	$(1,049,863)	$(481,042)	$(6,326)	$(247,393)	$-	$-
Capital loss carryforwards expired	$-	$-	$-	$-	$-	$(41,518)	$-	$-
Reclassification to (from) undistributed (distributions in excess of) net investment income from (to) (accumulated) undistributed net realized (loss) gain	$836	$20	$(1,106)	$(19,943)	$(15,619)	$1,147	$2,440	$-
Reclassification to capital paid in on shares of beneficial interest from distributions in excess of net investment income	-	-	-	-	-	-	-	-
Reclassification to undistributed (distributions in excess of) net investment income from capital paid in on shares of beneficial interest	-	- †	-	-	-	-	-	3,165
Reclassification to (accumulated) undistributed net realized (loss) gain from capital paid in on shares of beneficial interest	-	-	-	-	-	41,518	-	55
Gross unrealized appreciation on investment securities	$4,313,383	$20,083	$1,224,923	$238,763	$59,435	$99,778	$37,477	$16
Gross unrealized depreciation on investment securities	(2,554,039)	(1,944)	(399,779)	(144,775)	(13,966)	(67,237)	(15,222)	(30)
Net unrealized appreciation (depreciation) on investment securities	1,759,344	18,139	825,144	93,988	45,469	32,541	22,255	(14)
Cost of investment securities	$22,832,031	$107,455	$8,940,920	$8,610,009	$1,318,889	$1,651,992	$2,667,068	$785,609

*These deferrals are considered incurred in the subsequent year.
†Amount less than one thousand.

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the Series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the Series’ shares, and American Funds Service Company® (“AFS”), the Series’ transfer agent.

Investment advisory services – The aggregate fee of $320,989,000 for management services was incurred by the Series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund, effective January 1, 2010, that provides for reduced annual rates as reflected in the table below. During the year ended December 31, 2009, CRMC voluntarily reduced investment advisory services fees to the proposed rates for Bond Fund. The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

					For the year
	Rates		Net asset level (in billions)		ended
Fund	Beginning with	Ending with	Up to	In excess of	December 31, 2009
Global Discovery	.580%	.440%	$.5	$1.0	.58%
Global Growth	.690	.460	.6	5.0	.54
Global Small Capitalization	.800	.635	.6	5.0	.72
Growth	.500	.280	.6	34.0	.33
International	.690	.430	.5	21.0	.50
New World	.850	.620	.5	2.5	.77
Blue Chip Income and Growth	.500	.370	.6	4.0	.43
Global Growth and Income	.690	.480	.6	3.0	.60
Growth-Income	.500	.219	.6	34.0	.28
International Growth and Income	.690	.530	.5	1.0	.69
Asset Allocation	.500	.250	.6	8.0	.31
Bond	.480	.330	.6	8.0	.38
Global Bond	.570	.500	1.0	1.0	.56
High-Income Bond	.500	.420	.6	2.0	.47
U.S. Government/AAA-Rated Securities	.460	.330	.6	3.0	.39
Cash Management	.320	.270	1.0	2.0	.32

Distribution services – The Series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the year ended December 31, 2009, distribution expenses under the plans for the Series aggregated $148,249,000 for Class 2 and $1,053,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

Transfer agent services – The aggregate fee of $4,000 was incurred during the year ended December 31, 2009, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation shown on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	(dollars in thousands)

			Increase in value
Fund	Current fees		of deferred amounts
Global Discovery	$2		$-	*
Global Growth	53		6
Global Small Capitalization	30		4
Growth	234		126
International	86		56
New World	18		2
Blue Chip Income and Growth	37		4
Global Growth and Income	21		1
Growth-Income	231		143
International Growth and Income	-	*	-	*
Asset Allocation	92		35
Bond	79		6
Global Bond	12		-	*
High-Income Bond	16		13
U.S. Government/AAA-Rated Securities	23		11
Cash Management	13		6

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.

5. Investment transactions and other disclosures
The following table presents additional information for the year ended December 31, 2009:

	Global	Global	Global Small				Blue Chip	Global
	Discovery	Growth	Capitalization	Growth	International	New World	Income and	Growth and
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Income Fund

Purchases of investment securities*	$ 102,676	$ 1,720,024	$ 1,489,929	$ 7,942,020	$ 3,625,686	$ 526,414	$ 801,773	$ 836,579
Sales of investment securities*	99,247	1,626,355	1,265,533	7,011,199	3,283,183	347,841	613,900	750,628
Non-U.S taxes paid on dividend income	180	8,586	2,198	6,322	21,719	2,891	936	3,204
Non-U.S taxes paid (refunded) on interest income	-	-	-	-	-	9	-	-
Non-U.S taxes paid (refunded) on realized gains	-	761	(44)	-	1,413	768	-	-
Non-U.S taxes provided on unrealized gains as of December 31, 2009	-	5,225	369	-	10,152	3,125	-	174
Dividends from affiliated issuers	-	-	3,429	8,133	-	-	-	1,465
Net realized loss from affiliated issuers	-	(93,088)	(34,695)	(93,568)	-	-	-	-

*Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.

U.S.
		International	Asset		Global		Government/	Cash
	Growth-	Growth and	Allocation	Bond	Bond	High-Income	AAA-Rated	Management
	Income Fund	Income Fund	Fund	Fund	Fund	Bond Fund	Securities Fund	Fund

Purchases of investment securities*	$ 5,842,524	$ 97,226	$ 3,759,252	$ 6,198,226	$ 1,010,436	$ 952,066	$ 1,528,087	$ 7,239,454
Sales of investment securities*	4,349,124	11,324	2,977,418	5,842,057	693,492	540,848	1,403,470	7,669,434
Non-U.S taxes paid on dividend income	7,982	195	1,034	-	-	-	-	-
Non-U.S taxes paid (refunded) on interest income	-	-	-	(28)	59	-	-	-
Non-U.S taxes paid (refunded) on realized gains	-	-	-	-	-	-	-	-
Non-U.S taxes provided on unrealized gains as of December 31, 2009	-	-	-	-	-	-	-	-
Dividends from affiliated issuers	-	-	-	-	-	-	-	-
Net realized loss from affiliated issuers	-	-	-	-	-	-	-	-

*Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.

6. Disclosure of fair value measurements
The funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following tables present the funds’ valuation levels as of December 31, 2009, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the year ended December 31, 2009 (dollars in thousands):

GLOBAL DISCOVERY FUND

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Software & services	$34,902	$3,072	*	-	$37,974
Diversified financials	10,574	11,536	*	-	22,110
Technology hardware & equipment	17,349	3,870	*	-	21,219
Pharmaceuticals, biotechnology & life sciences	14,383	3,811	*	-	18,194
Banks	8,998	5,554	*	-	14,552
Health care equipment & services	10,297	1,217	*	-	11,514
Commercial & professional services	3,481	7,033	*	-	10,514
Media	7,422	2,906	*	-	10,328
Transportation	7,318	2,826	*	-	10,144
Energy	9,095	-		-	9,095
Utilities	-	8,258	*	-	8,258
Insurance	3,042	4,979	*	-	8,021
Retailing	6,458	-		-	6,458
Consumer services	1,291	2,353	*	-	3,644
Telecommunication services	1,415	2,084	*	-	3,499
Other	3,960	722	*	-	4,682
Miscellaneous	9,509	994	*	-	10,503
Convertible securities	33	781		-	814
Short-term securities	-	11,000		-	11,000
Total	$149,527	$72,996		-	$222,523

	Beginning value	Net	Net unrealized	Net transfers out of	Ending value
Level 3 reconciliation	at 1/1/2009	purchases	depreciation (†)	Level 3	at 12/31/2009
Investment securities	$-	$1,900	$(643)	$(1,257)	$-

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $61,215,000 of investment securities were classified as Level 2 instead of Level 1.

(†) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

GLOBAL GROWTH FUND

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Information technology	$542,127	$228,241	*	$-	$770,368
Health care	245,648	365,030	*	-	610,678
Consumer staples	128,512	477,536	*	-	606,048
Financials	140,969	456,548	*	4,622	602,139
Consumer discretionary	253,359	226,489	*	1,058	480,906
Telecommunication services	95,815	302,080	*	-	397,895
Industrials	227,273	132,985	*	-	360,258
Energy	180,764	169,000	*	-	349,764
Materials	162,615	114,611	*	-	277,226
Utilities	-	135,391	*	-	135,391
Miscellaneous	48,897	117,461	*	-	166,358
Preferred stocks	-	7,738		-	7,738
Convertible securities	-	-		8,828	8,828
Short-term securities	-	360,363		-	360,363
Total	$2,025,979	$3,093,473		$14,508	$5,133,960

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	loss (†)	appreciation (†)	Level 3	at 12/31/2009
Investment securities	$23,544	$5,698	$(3,648)	$4,459	$(15,545)	$14,508

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (†):						$4,095

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,707,415,000 of investment securities were classified as Level 2 instead of Level 1.

(†) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

GLOBAL SMALL CAPITALIZATION FUND

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer discretionary	$176,292	$425,823	*	$55	$602,170
Information technology	197,872	294,494	*	149	492,515
Industrials	164,370	261,948	*	-	426,318
Health care	260,291	98,889	*	-	359,180
Materials	114,577	241,731	*	55	356,363
Financials	146,671	116,719	*	10,212	273,602
Energy	79,187	87,180	*	2,007	168,374
Consumer staples	48,572	68,799	*	-	117,371
Utilities	-	115,844	*	-	115,844
Telecommunication services	11,426	29,307	*	-	40,733
Miscellaneous	83,755	77,620	*	951	162,326
Rights & warrants:	679	42		1,017	1,738
Convertible securities:	-	3,651		10,540	14,191
Bonds, notes & other debt instruments:	-	11,984		-	11,984
Short-term securities	-	137,751		-	137,751
Total	$1,283,692	$1,971,782		$24,986	$3,280,460

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	into	value
Level 3 reconciliation	at 1/1/2009	and sales	gain (†)	depreciation (†)	Level 3	at 12/31/2009
Investment securities	$13,661	$(1,325)	$16,099	$(3,596)	$147	$24,986

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (†):						$3,834

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,812,473,000 of investment securities were classified as Level 2 instead of Level 1.

(†) Net realized gain and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

GROWTH FUND

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Information technology	$4,763,780	$165,324	*	$-	$4,929,104
Energy	3,094,021	87,096	*	-	3,181,117
Health care	2,837,798	305,592	*	-	3,143,390
Financials	2,900,507	138,429	*	-	3,038,936
Materials	1,963,170	676,503	*	-	2,639,673
Consumer discretionary	2,562,159	76,213	*	-	2,638,372
Industrials	1,946,447	83,269	*	-	2,029,716
Consumer staples	1,041,785	280,060	*	-	1,321,845
Telecommunication services	208,604	231,786	*	-	440,390
Utilities	302,399	-		18,997	321,396
Miscellaneous	126,766	209,753	*	-	336,519
Convertible securities:	11,550	-		-	11,550
Short-term securities	-	995,096		-	995,096
Total	$21,758,986	$3,249,121		$18,997	$25,027,104

	Beginning value	Net	Net realized	Net unrealized	Net transfers out of	Ending value
Level 3 reconciliation	at 1/1/2009	sales	loss (†)	appreciation (†)	Level 3	at 12/31/2009
Investment securities	$37,520	$(1,219)	$(67,186)	$50,674	$(792)	$18,997

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (†):						$(11,081)

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,230,667,000 of investment securities were classified as Level 2 instead of Level 1.

(†) Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

INTERNATIONAL FUND

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Financials	$231,130	$1,812,737	*	$-	$2,043,867
Health care	164,495	1,045,020	*	-	1,209,515
Consumer discretionary	-	1,166,250	*	5,389	1,171,639
Telecommunication services	243,349	579,210	*	-	822,559
Information technology	91,215	694,482	*	-	785,697
Consumer staples	-	755,540	*	-	755,540
Energy	70,193	654,720	*	-	724,913
Materials	11,118	629,065	*	-	640,183
Industrials	88,812	508,560	*	-	597,372
Utilities	-	168,402	*	-	168,402
Miscellaneous	20,547	116,511	*	-	137,058
Preferred stocks	-	10,537		-	10,537
Bonds, notes & other debt instruments	-	10,082		-	10,082
Short-term securities	-	256,058		-	256,058
Total	$920,859	$8,407,174		$5,389	$9,333,422

Level 3 reconciliation	Beginning value at 1/1/2009	Net unrealized depreciation (†)	Ending value at 12/31/2009
Investment securities	$6,923	$(1,534)	$5,389

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (†):			$(1,534)

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $8,130,497,000 of investment securities were classified as Level 2 instead of Level 1.

(†) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

NEW WORLD FUND

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer staples	$63,966	$246,238	(1)	-	$310,204
Financials	67,406	187,352	(1)	-	254,758
Information technology	80,838	87,224	(1)	-	168,062
Industrials	25,598	140,827	(1)	-	166,425
Telecommunication services	50,955	99,286	(1)	-	150,241
Materials	36,731	107,260	(1)	-	143,991
Energy	53,066	69,321	(1)	-	122,387
Consumer discretionary	24,413	93,631	(1)	-	118,044
Miscellaneous	41,178	56,015	(1)	-	97,193
Health care	21,212	71,523	(1)	-	92,735
Utilities	14,054	22,332	(1)	-	36,386
Rights & warrants	87	-		-	87
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	-	170,205		-	170,205
Corporate bonds & notes	-	14,909		-	14,909
Short-term securities	-	146,559		-	146,559
Total	$479,504	$1,512,682		-	$1,992,186

	Level 1	Level 2		Level 3	Total
Forward currency contracts(2)	-	$26		-	$26

	Beginning value	Net	Net realized	Net unrealized	Net transfers out of	Ending value
Level 3 reconciliation	at 1/1/2009	sales	loss(3)	appreciation(3)	Level 3	at 12/31/2009
Investment securities	$5,875	$(5,408)	$(82)	$2,203	$(2,588)	$-

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,155,714,000 of investment securities were classified as Level 2 instead of Level 1.

(2) Forward currency contracts are not included in the investment portfolio.
(3) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

BLUE CHIP INCOME AND GROWTH FUND

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Information technology	$810,283	$-	-	$810,283
Industrials	589,961	-	-	589,961
Health care	541,168	-	-	541,168
Consumer discretionary	362,497	-	-	362,497
Energy	283,826	-	-	283,826
Financials	274,280	-	-	274,280
Telecommunication services	262,412	-	-	262,412
Consumer staples	189,729	-	-	189,729
Utilities	73,084	-	-	73,084
Materials	20,265	-	-	20,265
Miscellaneous	77,624	-	-	77,624
Convertible securities	12,442	-	-	12,442
Short-term securities	-	275,928	-	275,928
Total	$3,497,571	$275,928	-	$3,773,499

	Beginning value	Net unrealized	Net purchases	Net transfers out of	Ending value
Level 3 reconciliation	at 1/1/2009	appreciation(*)	and sales	Level 3	at 12/31/2009
Investment securities	$-	$2,955	$(970)	$(1,985)	$-

(*)Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

GLOBAL GROWTH AND INCOME FUND

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Financials	$127,532	$224,388	*	$2,580	$354,500
Materials	185,230	52,999	*	-	238,229
Information technology	184,600	50,510	*	-	235,110
Consumer staples	67,069	133,544	*	-	200,613
Industrials	118,958	71,368	*	-	190,326
Telecommunication services	59,103	125,616	*	-	184,719
Health care	65,794	91,631	*	-	157,425
Consumer discretionary	83,069	54,394	*	-	137,463
Energy	60,770	44,815	*	-	105,585
Utilities	24,168	63,486	*	-	87,654
Miscellaneous	13,171	-		-	13,171
Preferred stocks:	-	1,928		-	1,928
Convertible securities:	-	15,593		209	15,802
Bonds, notes & other debt instruments:	-	60,194		-	60,194
Short-term securities	-	132,060		-	132,060
Total	$989,464	$1,122,526		$2,789	$2,114,779

	Beginning		Net	Net	Net transfers	Ending
	value	Net unrealized	purchases	realized	out of	value
Level 3 reconciliation	at 1/1/2009	appreciation (†)	and sales	loss (†)	Level 3	at 12/31/2009
Investment securities	$13,351	$13,071	$(2,613)	$(13,528)	$(7,492)	$2,789

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $912,751,000 of investment securities were classified as Level 2 instead of Level 1.

(†) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

GROWTH-INCOME FUND

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks
Information technology	$5,660,555	$312,497	*	-	$5,973,052
Industrials	2,956,497	30,201	*	-	2,986,698
Consumer discretionary	2,340,890	202,226	*	-	2,543,116
Health care	2,048,945	143,589	*	-	2,192,534
Energy	1,910,977	155,038	*	-	2,066,015
Financials	1,473,719	402,983	*	-	1,876,702
Consumer staples	1,671,799	-		-	1,671,799
Materials	723,236	352,885	*	-	1,076,121
Telecommunication services	983,899	-		-	983,899
Utilities	440,129	79,805	*	-	519,934
Miscellaneous	463,250	156,021	*	-	619,271
Preferred stocks	-	12,969		-	12,969
Convertible securities	93,916	45,398		-	139,314
Bonds, notes & other debt instruments	-	2,471		-	2,471
Short-term securities	-	1,927,480		-	1,927,480
Total	$20,767,812	$3,823,563		-	$24,591,375

	Beginning value	Net unrealized	Net purchases	Net transfers out of	Ending value
Level 3 reconciliation	at 1/1/2009	appreciation (†)	and sales	Level 3	at 12/31/2009
Investment securities	$-	$75,810	$(17,019)	$(58,791)	$-

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,833,361,000 of investment securities were classified as Level 2 instead of Level 1.

(†) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

INTERNATIONAL GROWTH AND INCOME FUND

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Financials	$923	$28,279	*	-	$29,202
Information technology	2,359	10,336	*	-	12,695
Materials	-	11,576	*	-	11,576
Telecommunication services	3,578	7,493	*	-	11,071
Health care	613	10,010	*	-	10,623
Consumer staples	3,218	7,275	*	-	10,493
Consumer discretionary	-	9,419	*	-	9,419
Industrials	393	8,240	*	-	8,633
Utilities	-	6,868	*	-	6,868
Energy	-	2,797	*	-	2,797
Miscellaneous	-	323	*	-	323
Preferred stocks	-	452		-	452
Convertible securities	-	166		-	166
Bonds, notes & other debt instruments	-	2,077		-	2,077
Short-term securities	-	9,199		-	9,199
Total	$11,084	$114,510		-	$125,594

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $102,532,000 of investment securities were classified as Level 2 instead of Level 1.

ASSET ALLOCATION FUND

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Information technology	$1,478,208	$-		$-	$1,478,208
Health care	988,868	33,985	*	-	1,022,853
Materials	509,075	256,944	*	-	766,019
Financials	738,616	-		-	738,616
Industrials	651,157	23,846	*	-	675,003
Energy	659,696	-		-	659,696
Consumer discretionary	586,333	25,225	*	1	611,559
Consumer staples	319,864	5,422	*	-	325,286
Utilities	190,675	-		-	190,675
Telecommunication services	87,197	46,483	*	-	133,680
Miscellaneous	128,759	104,899	*	-	233,658
Preferred stocks	-	7,568		-	7,568
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	-	864,051		-	864,051
Corporate bonds & notes	-	858,442		-	858,442
Mortgage-backed obligations	-	497,631		635	498,266
Other	-	31,235		-	31,235
Short-term securities	-	671,249		-	671,249
Total	$6,338,448	$3,426,980		$636	$9,766,064

	Beginning	Net			Net transfers	Ending
	value	purchases	Net realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	loss (†)	appreciation (†)	Level 3	at 12/31/2009
Investment securities	$38,000	$(28,132)	$(5,012)	$4,170	$(8,390)	$636

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (†):						$149

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $496,228,000 of investment securities were classified as Level 2 instead of Level 1.

(†) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

BOND FUND

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$-	$2,637,516	$-	$2,637,516
Corporate bonds & notes	-	2,433,433	-	2,433,433
Mortgage-backed obligations	-	1,702,980	901	1,703,881
Bonds & notes of governments & government agencies outside the U.S.	-	806,584	-	806,584
Other	-	51,604	-	51,604
Preferred stocks:	5,413	80,371	-	85,784
Common stocks:	6,594	-	4	6,598
Short-term securities	-	978,597	-	978,597
Total	$12,007	$8,691,085	$905	$8,703,997

	Level 1	Level 2	Level 3	Total
Forward currency contracts (*)	-	$9,100	-	$9,100

	Beginning value	Net	Net realized	Net unrealized	Net transfers out of	Ending value
Level 3 reconciliation	at 1/1/2009	sales	loss (†)	appreciation (†)	Level 3	at 12/31/2009
Investment securities	$41,491	$(8,476)	$(781)	$860	$(32,189)	$905

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (†):						$211

(*) Forward currency contracts are not included in the investment portfolio.
(†) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

GLOBAL BOND FUND

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Euros	$-	$363,589	$-	$363,589
Japanese yen	-	79,677	-	79,677
Polish zloty	-	42,353	-	42,353
South Korean won	-	39,006	-	39,006
Australian dollars	-	32,734	-	32,734
Mexican pesos	-	27,986	-	27,986
Danish kroner	-	27,754	-	27,754
British pounds	-	24,607	-	24,607
Swedish kronor	-	16,243	-	16,243
U.S. dollars	-	560,076	309	560,385
Other currencies	-	60,546	-	60,546
Preferred stocks	168	8,263	-	8,431
Short-term securities	-	81,047	-	81,047
Total	$168	$1,363,881	$309	$1,364,358

	Level 1	Level 2	Level 3	Total
Forward currency contracts (*)	-	$(1,924)	-	$(1,924)

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	loss (†)	appreciation (†)	Level 3	at 12/31/2009
Investment securities	$2,337	$(1,143)	$(97)	$171	$(959)	$309

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (†):						$72

(*) Forward currency contracts are not included in the investment portfolio.
(†) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

HIGH-INCOME BOND FUND

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments
Corporate bonds & notes	$-	$1,459,188	$1,507	$1,460,695
Mortgage-backed obligations	-	19,054	-	19,054
Bonds & notes of governments outside the U.S.	-	5,236	-	5,236
Bonds & notes of U.S. government	-	4,332	-	4,332
Convertible securities	-	10,975	-	10,975
Preferred stocks	639	33,067	3,980	37,686
Common stocks	23,721	135	17	23,873
Rights & warrants	26	-	-	26
Short-term securities	-	122,656	-	122,656
Total	$24,386	$1,654,643	$5,504	$1,684,533

	Level 1	Level 2	Level 3	Total
Forward currency contracts (*)	-	$1	-	$1

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	gain (†)	depreciation (†)	Level 3	at 12/31/2009
Investment securities	$26,064	$(10,523)	$10,005	$(3,322)	$(16,720)	$5,504

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (†):						$2,983

(*) Forward currency contracts are not included in the investment portfolio.
(†) Net realized gain and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments
Mortgage-backed obligations	-	$1,023,641	$239	$1,023,880
U.S. Treasury bonds & notes	-	1,016,693	-	1,016,693
Federal agency bonds & notes	-	268,113	-	268,113
Asset-backed obligations	-	41,372	1,283	42,655
Bonds & notes of government agencies outside the U.S.	-	10,036	-	10,036
Other	-	666	-	666
Short-term securities	-	327,280	-	327,280
Total	-	$2,687,801	$1,522	$2,689,323

	Beginning	Net		Net transfers	Ending
	value	purchases	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	depreciation (*)	Level 3	at 12/31/2009
Investment securities	$9,588	$(582)	$(320)	$(7,164)	$1,522

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (*):					$(446)

(*) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

CASH MANAGEMENT FUND

At December 31, 2009, all of the fund's investment securities were classified as Level 2.

7. Forward currency contracts
The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2009, Asset Allocation Fund did not have any open forward currency contracts. As of December 31, 2009, New World Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

				(amounts in thousands)

		Contract amount
					Unrealized appreciation (depreciation) at
	Settlement date	Receive		Deliver	December 31, 2009
New World Fund
Sales:
Polish zloty	1/6/2010		$898	PLN2,500	$26

Bond Fund
Sales:
Australian dollars	1/11/2010		$22,871	$ A25,050	$388
Australian dollars	1/21/2010		$23,400	$ A25,325	695
Danish kroner	1/14/2010		$24,423	DKr120,925	1,143
Euros	1/13/2010		$10,825	€6,880	450
Euros	1/14/2010		$9,167	€6,095	435
Euros	1/14/2010		$3,384	€2,250	161
Euros	1/15/2010		$66,565	€44,855	2,304
Euros	1/15/2010		$26,160	€17,630	902
Euros	1/21/2010		$23,035	€15,265	1,166
Euros	1/21/2010		$11,638	€7,715	585
Euros	1/27/2010		$3,332	€2,267	85
Euros	2/8/2010		$16,948	€11,235	853
Swedish kronor	1/14/2010		€5,182	SKr53,590	(67)
					$9,100

Global Bond Fund
Purchases:
Euros	1/15/2010		€5,299	$8,000	$(408)
Euros	1/29/2010		€2,257	$3,250	(17)
Euros	2/18/2010		€2,720	$4,000	(103)
Japanese yen	1/12/2010		¥1,053,065	$11,902	(589)
Japanese yen	1/13/2010		¥66,308	$749	(37)
Japanese yen	1/14/2010		¥1,510,950	$17,447	(1,080)
Japanese yen	1/28/2010		¥1,827,640	$20,000	(364)
Japanese yen	1/28/2010		¥680,000	$7,671	(365)
Japanese yen	1/29/2010		¥1,300,000	$14,815	(848)
Japanese yen	2/8/2010		¥364,913	$4,137	(217)
Singapore dollars	1/14/2010	$	S5,522	$4,000	(73)
Singapore dollars	2/18/2010	$	S5,557	$4,000	(49)
					$(4,150)

Sales:
Australian dollars	2/4/2010		$2,435	$ A2,670	$45
British pounds	1/7/2010		$4,601	£2,790	88
British pounds	2/9/2010		$485	£300	-
Euros	1/7/2010		$3,780	€2,545	134
Euros	1/11/2010		$22,185	€15,071	593
Euros	1/13/2010		£4,286	€4,750	127
Euros	1/13/2010		$3,810	€2,565	135
Euros	1/14/2010		$2,880	€1,915	137
Euros	1/15/2010		$2,597	€1,750	90
Euros	1/21/2010		$3,899	€2,585	196
Euros	1/21/2010		$3,869	€2,565	195
Euros	2/4/2010		$13,407	€9,155	292
Euros	2/8/2010		$3,824	€2,535	192
Euros	2/9/2010		$1,722	€1,200	3
Swedish kronor	1/14/2010		€1,523	SKr15,750	(20)
Swedish kronor	1/15/2010		$1,164	SKr8,190	19
					$2,226

Forward currency contracts - net					$(1,924)

High-Income Bond Fund

Sales:
British pounds	2/9/2010		$808	£500	$(1)
Euros	2/9/2010		$1,076	€750	2
					$1

*Amount less than one thousand.

8. Subsequent events
As of February 9, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred on any of the funds that would have materially impacted the financial statements as presented.
Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver(3)	Ratio of net income (loss) to average net assets(3)
Global Discovery Fund
Class 1
12/31/09	$7.45	$.05	$3.78	$3.83	$(.08)	$-	$(.08)	$11.20	51.49%	$31	.61%	.61%	.59%
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60	.55	1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
Class 2
12/31/09	7.43	.03	3.74	3.77	(.05)	-	(.05)	11.15	50.91	192	.86	.86	.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04
Global Growth Fund
Class 1
12/31/09	$13.96	$.26	$5.67	$5.93	$(.28)	$-	$(.28)	$19.61	42.58%	$1,037	.56%	.56%	1.59%
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55	.50	2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	-	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	-	(.15)	19.63	14.37	206	.62	.57	1.56
Class 2
12/31/09	13.88	.22	5.64	5.86	(.24)	-	(.24)	19.50	42.30	4,100	.82	.82	1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80	.75	2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	-	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	-	(.12)	19.52	14.07	2,617	.87	.82	1.30
Global Small Capitalization Fund
Class 1
12/31/09	$11.18	$.09	$6.80	$6.89	$(.07)	$-	$(.07)	$18.00	61.63%	$604	.76%	.76%	.61%
12/31/08	27.20	.19	(13.33)	(13.14)	-	(2.88)	(2.88)	11.18	(53.39)	306	.74	.67	1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	-	(.21)	21.29	25.66	231	.79	.73	.72
Class 2
12/31/09	11.03	.05	6.70	6.75	(.04)	-	(.04)	17.74	61.30	2,678	1.01	1.01	.36
12/31/08	26.95	.14	(13.18)	(13.04)	-	(2.88)	(2.88)	11.03	(53.52)	1,748	.99	.92	.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	-	(.18)	21.12	25.35	1,977	1.04	.97	.49
Growth Fund
Class 1
12/31/09	$33.51	$.35	$12.94	$13.29	$(.35)	$-	$(.35)	$46.45	39.74%	$6,565	.35%	.35%	.91%
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33	.30	1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33	.30	1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34	.31	1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	-	(.49)	59.36	16.50	3,709	.35	.32	.87
Class 2
12/31/09	33.27	.25	12.84	13.09	(.26)	-	(.26)	46.10	39.41	18,201	.60	.60	.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58	.55	.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58	.55	.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59	.56	.89
12/31/05	51.10	.34	7.92	8.26	(.38)	-	(.38)	58.98	16.19	18,343	.60	.57	.64
Class 3
12/31/09	33.54	.28	12.95	13.23	(.28)	-	(.28)	46.49	39.51	230	.53	.53	.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51	.48	1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51	.48	.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52	.49	.95
12/31/05	51.38	.37	7.98	8.35	(.39)	-	(.39)	59.34	16.28	499	.53	.50	.69
International Fund
Class 1
12/31/09	$12.22	$.24	$5.04	$5.28	$(.25)	$(.08)	$(.33)	$17.17	43.50%	$2,851	.54%	.54%	1.70%
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52	.48	2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52	.47	1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54	.49	1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	-	(.29)	18.96	21.75	1,599	.57	.52	1.92
Class 2
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79	.79	1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77	.72	2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77	.72	1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79	.74	1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	-	(.26)	18.92	21.50	4,790	.82	.77	1.64
Class 3
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72	.72	1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70	.65	2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70	.65	1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72	.67	1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	-	(.26)	18.96	21.54	116	.75	.70	1.74
New World Fund
Class 1
12/31/09	$13.57	$.34	$6.42	$6.76	$(.29)	$-	$(.29)	$20.04	49.95%	$500	.82%	.82%	2.02%
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81	.73	2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82	.74	1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88	.80	2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	-	(.20)	16.67	21.10	88	.92	.85	2.22
Class 2
12/31/09	13.47	.29	6.38	6.67	(.25)	-	(.25)	19.89	49.65	1,492	1.07	1.07	1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06	.98	1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07	.99	1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13	1.05	1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	-	(.18)	16.56	20.74	677	1.17	1.10	1.97
Blue Chip Income and Growth Fund
Class 1
12/31/09	$6.67	$.16	$1.71	$1.87	$(.17)	$-	$(.17)	$8.37	28.18%	$408	.44%	.44%	2.26%
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43	.39	2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42	.38	1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43	.39	1.75
12/31/05	10.26	.18	.59	.77	(.12)	-	(.12)	10.91	7.57	135	.45	.41	1.73
Class 2
12/31/09	6.62	.14	1.70	1.84	(.15)	-	(.15)	8.31	27.97	3,344	.69	.69	2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68	.64	2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67	.63	1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68	.64	1.50
12/31/05	10.20	.15	.58	.73	(.10)	-	(.10)	10.83	7.24	3,029	.70	.66	1.48
Global Growth and Income Fund
Class 1
12/31/09	$6.68	$.20	$2.47	$2.67	$(.21)	$-	$(.21)	$9.14	40.11%	$160	.63%	.63%	2.63%
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62	.56	3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71	.58	2.37
12/31/06(4)	10.00	.14	.91	1.05	(.07)	-	(.07)	10.98	10.49	45	.72 (5)	.65 (5)	2.10 (5)
Class 2
12/31/09	6.67	.18	2.46	2.64	(.19)	-	(.19)	9.12	39.72	1,951	.88	.88	2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86	.81	2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96	.83	2.11
12/31/06(4)	10.00	.11	.92	1.03	(.06)	-	(.06)	10.97	10.30	638	.97 (5)	.90 (5)	1.64 (5)
Growth-Income Fund
Class 1
12/31/09	$24.25	$.49	$7.13	$7.62	$(.50)	$-	$(.50)	$31.37	31.54%	$8,142	.29%	.29%	1.83%
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28	.25	2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27	.25	1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28	.25	1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29	.27	1.68
Class 2
12/31/09	24.11	.42	7.09	7.51	(.44)	-	(.44)	31.18	31.24	16,220	.54	.54	1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53	.50	1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52	.50	1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53	.50	1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54	.52	1.44
Class 3
12/31/09	24.27	.45	7.12	7.57	(.45)	-	(.45)	31.39	31.30	225	.47	.47	1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46	.43	1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45	.43	1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46	.43	1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47	.45	1.50
International Growth and Income Fund
Class 1
12/31/09	$10.92	$.36	$4.04	$4.40	$(.19)	$(.21)	$(.40)	$14.92	40.38%	$28	.74%	.74%	2.74%
12/31/08(6)	10.00	.01	.92	.93	(.01)	-	(.01)	10.92	9.28	12	.09	.08	.14
Class 2
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99	.99	1.89
12/31/08(6)	10.00	.01	.92	.93	(.01)	-	(.01)	10.92	9.27	4	.11	.11	.05
Asset Allocation Fund
Class 1
12/31/09	$12.16	$.35	$2.59	$2.94	$(.35)	$-	$(.35)	$14.75	24.27%	$4,151	.32%	.32%	2.65%
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32	.29	2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32	.29	2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33	.30	2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	-	(.39)	16.56	9.45	879	.35	.32	2.57
Class 2
12/31/09	12.08	.32	2.56	2.88	(.31)	-	(.31)	14.65	23.98	5,537	.58	.58	2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57	.54	2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57	.54	2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58	.55	2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	-	(.36)	16.47	9.14	5,120	.60	.57	2.31
Class 3
12/31/09	12.17	.33	2.57	2.90	(.32)	-	(.32)	14.75	23.95	44	.51	.51	2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50	.47	2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50	.47	2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51	.48	2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	-	(.36)	16.56	9.26	76	.53	.50	2.39
Bond Fund
Class 1
12/31/09	$9.45	$.42	$.80	$1.22	$(.34)	$-	$(.34)	$10.33	12.83%	$3,775	.39%	.39%	4.19%
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40	.36	5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	-	(.91)	11.14	3.66	436	.41	.37	5.59
12/31/06	11.31	.63	.17	.80	(.47)	-	(.47)	11.64	7.31	230	.43	.39	5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	-	(.46)	11.31	1.77	182	.44	.40	5.30
Class 2
12/31/09	9.36	.40	.79	1.19	(.32)	-	(.32)	10.23	12.61	4,635	.64	.64	4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65	.61	5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	-	(.87)	11.03	3.33	4,679	.66	.62	5.34
12/31/06	11.22	.60	.16	.76	(.45)	-	(.45)	11.53	6.99	3,374	.68	.64	5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	-	(.44)	11.22	1.59	2,312	.69	.65	5.06
Global Bond Fund
Class 1
12/31/09	$10.68	$.45	$.62	$1.07	$(.18)	$-	$(.18)	$11.57	10.04%	$162	.59%	.59%	4.06%
12/31/08	10.83	.48	(.09)	.39	(.54)	- (7)	(.54)	10.68	3.60	111	.59	.53	4.36
12/31/07	10.18	.49	.47	.96	(.31)	-	(.31)	10.83	9.54	28	.61	.55	4.61
12/31/06(8)	10.00	.10	.15	.25	(.07)	-	(.07)	10.18	2.52	12	.15	.13	1.00
Class 2
12/31/09	10.66	.42	.61	1.03	(.16)	-	(.16)	11.53	9.69	1,203	.84	.84	3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	- (7)	(.52)	10.66	3.48	802	.84	.79	4.06
12/31/07	10.17	.47	.47	.94	(.30)	-	(.30)	10.81	9.23	279	.86	.80	4.41
12/31/06(9)	10.00	.06	.18	.24	(.07)	-	(.07)	10.17	1.99	15	.13	.12	.60
High-Income Bond Fund
Class 1
12/31/09	$8.05	$.75	$2.41	$3.16	$(.72)	-	$(.72)	$10.49	39.45%	$635	.48%	.48%	7.86%
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	-	(.83)	8.05	(23.74)	340	.48	.43	8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	-	(1.48)	11.65	1.62	308	.48	.44	7.41
12/31/06	12.41	.92	.37	1.29	(.80)	-	(.80)	12.90	10.89	293	.49	.45	7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	-	(.78)	12.41	2.46	309	.50	.46	6.76
Class 2
12/31/09	7.99	.71	2.39	3.10	(.70)	-	(.70)	10.39	38.94	1,063	.74	.74	7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	-	(.80)	7.99	(23.84)	780	.73	.68	7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	-	(1.43)	11.55	1.33	996	.73	.69	7.17
12/31/06	12.32	.89	.36	1.25	(.78)	-	(.78)	12.79	10.59	832	.74	.70	7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	-	(.75)	12.32	2.20	590	.75	.71	6.55
Class 3
12/31/09	8.07	.73	2.42	3.15	(.71)	-	(.71)	10.51	39.14	24	.67	.67	7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	-	(.80)	8.07	(23.76)	18	.66	.61	7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	-	(1.43)	11.65	1.40	28	.66	.62	7.21
12/31/06	12.39	.90	.36	1.26	(.77)	-	(.77)	12.88	10.66	34	.67	.63	7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	-	(.75)	12.39	2.25	37	.68	.64	6.58
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/09	$12.29	$.37	$(.03)	$.34	$(.34)	$(.11)	$(.45)	$12.18	2.79%	$999	.41%	.41%	2.99%
12/31/08	11.73	.50	.41	.91	(.35)	-	(.35)	12.29	7.84	496	.43	.38	4.17
12/31/07	11.87	.58	.20	.78	(.92)	-	(.92)	11.73	6.83	211	.46	.41	4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	-	(.49)	11.87	3.95	218	.47	.42	4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	-	(.48)	11.91	2.70	252	.47	.43	3.99
Class 2
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66	.66	2.79
12/31/08	11.65	.47	.41	.88	(.33)	-	(.33)	12.20	7.63	1,219	.68	.64	3.93
12/31/07	11.79	.54	.19	.73	(.87)	-	(.87)	11.65	6.49	597	.71	.66	4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	-	(.46)	11.79	3.75	402	.72	.67	4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	-	(.46)	11.83	2.41	341	.72	.68	3.75
Class 3
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59	.59	2.91
12/31/08	11.74	.48	.41	.89	(.33)	-	(.33)	12.30	7.66	33	.61	.57	4.03
12/31/07	11.86	.55	.20	.75	(.87)	-	(.87)	11.74	6.63	29	.64	.59	4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	-	(.46)	11.86	3.80	32	.65	.60	4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	-	(.46)	11.89	2.50	39	.65	.61	3.81
Cash Management Fund
Class 1
12/31/09	$11.44	$(.01)	$- (7)	$(.01)	$(.03)	$- (7)	$(.03)	$11.40	(.10)%	$105	.33%	.33%	(.08)%
12/31/08	11.40	.24	- (7)	.24	(.20)	-	(.20)	11.44	2.15	158	.32	.29	2.07
12/31/07	11.62	.57	- (7)	.57	(.79)	-	(.79)	11.40	4.95	112	.33	.30	4.88
12/31/06	11.31	.54	- (7)	.54	(.23)	-	(.23)	11.62	4.81	98	.33	.30	4.74
12/31/05	11.09	.33	- (7)	.33	(.11)	-	(.11)	11.31	2.97	75	.33	.30	2.91
Class 2
12/31/09	11.38	(.04)	- (7)	(.04)	(.02)	- (7)	(.02)	11.32	(.33)	664	.58	.58	(.33)
12/31/08	11.35	.20	.02	.22	(.19)	-	(.19)	11.38	1.90	1,023	.57	.54	1.73
12/31/07	11.56	.54	- (7)	.54	(.75)	-	(.75)	11.35	4.73	452	.58	.55	4.61
12/31/06	11.26	.51	- (7)	.51	(.21)	-	(.21)	11.56	4.59	282	.58	.55	4.52
12/31/05	11.05	.30	- (7)	.30	(.09)	-	(.09)	11.26	2.68	153	.58	.55	2.71
Class 3
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	- (7)	(.02)	11.38	(.31)	17	.51	.51	(.27)
12/31/08	11.40	.22	.01	.23	(.19)	-	(.19)	11.44	1.99	25	.50	.47	1.91
12/31/07	11.60	.55	- (7)	.55	(.75)	-	(.75)	11.40	4.83	20	.51	.48	4.70
12/31/06	11.29	.52	- (7)	.52	(.21)	-	(.21)	11.60	4.64	18	.51	.48	4.53
12/31/05	11.07	.30	- (7)	.30	(.08)	-	(.08)	11.29	2.74	16	.51	.48	2.70

	Year Ended December 31
Portfolio turnover rate for all classes of shares	2009	2008		2007	2006		2005
Global Discovery Fund	60%	46%		50%	31%		53%
Global Growth Fund	43	38		38	31		26
Global Small Capitalization Fund	55	47		49	50		47
Growth Fund	37	26		40	35		29
International Fund	46	52		41	29		40
New World Fund	25	32		34	32		26
Blue Chip Income and Growth Fund	22	24		27	21		33
Global Growth and Income Fund	47	36		36	8	(4)	-
Growth-Income Fund	24	31		24	25		20
International Growth and Income Fund	21	-	(6)	-	-		-
Asset Allocation Fund	41	36		29	38		23
Bond Fund	125	63		57	57		46
Global Bond Fund	86	118		85	7	(8)	-
High-Income Bond Fund	47	29		32	35		35
U.S. Government/AAA-Rated Securities Fund	100	108		91	76		86
Cash Management Fund	-	-		-	-		-

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4)From May 1, 2006, commencement of operations.
(5)Annualized.
(6)From November 18, 2008, commencement of operations.
(7)Amount less than $.01.
(8)From October 4, 2006, commencement of operations.
(9)From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for Cash Management Fund), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2009, the results of each of their operations for the period then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2009, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California

February 9, 2010

..

American Funds Insurance Series

Part C
Other Information

Item 28.  Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a)
Declaration of Trust – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97);  Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02);  Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08)

(b)	By-Laws - By-Laws as amended 8/5/09

(c)	Instruments Defining Rights of Security Holders - none

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 1/1/10

(e)
Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 8/7/09

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07)

(h)	Other Material Contracts – Amended and Restated Shareholders Services Agreement effective 3/1/10

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; and P/E Amendment No. 36 filed 1/15/04)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)
Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03)

(n)
Rule 18f-3 – Form of Multiple Class Plan dated 4/1/97 - previously filed (see P/E Amendment No. 23 filed 1/15/97); Amended and Restated Multiple Class Plan dated 9/16/02 – previously filed (see P/E Amendment No. 35 dated 10/30/03)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated March 2010; and Code of Ethics for the Registrant dated December 2005

Item 29.Persons Controlled by or Under Common Control with the Fund

None.

Item 30.Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.Business and Other Connections of the Investment Adviser

None.

Item 32.Principal Underwriters

Not applicable.

Item 33.Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071.  Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, VA  23513.

Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.Management Services

None.

Item 35.Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of April, 2010.

American Funds Insurance Series

By: /s/ James K. Dunton
James K. Dunton, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on April 29, 2010, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	Lee A. Ault III*	Trustee
	William H. Baribault*	Trustee
	/s/ James K. Dunton	Vice Chairman and Trustee
James K. Dunton
	James G. Ellis*	Trustee
	Martin Fenton*	Chairman (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	/s/ Donald D. O'Neal	President and Trustee
Donald D. O'Neal
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Michael J. Triessl
Michael J. Triessl

POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2010.
    (City, State)

/s/ Lee A. Ault III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA, this 1st day of January, 2010.
  (City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2010.
    (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2010.
    (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2010.
    (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 1st day of January, 2010.
       (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 1st day of January, 2010.
   (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 1st day of January, 2010.
  (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Marino, CA, this 1st day of January, 2010.
   (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2010.
     (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2010.
    (City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 1st day of January, 2010.
(City, State)

/s/ Steadman Upham
Steadman Upham, Board member